<OUTSIDE FRONT COVER>
Prospectus
                                                       Thornburg Funds
                                                       ---------------
                                                       February 1, 2010


Thornburg Limited Term Municipal Fund     Thornburg Strategic Income Fund
("Limited Term National Fund")            ("Strategic Income Fund")
Class A:  LTMFX                           Class A:  TSIAX
Class C:  LTMCX                           Class C:  TSICX
Class I:  LTMIX                           Class I:  TSIIX

Thornburg Intermediate Municipal Fund     Thornburg Value Fund
("Intermediate National Fund")            ("Value Fund")
Class A:  THIMX                           Class A:  TVAFX
Class C:  THMCX                           Class B:  TVBFX
Class I:  THMIX                           Class C:  TVCFX
                                          Class I:  TVIFX
Thornburg Strategic Municipal
Income Fund                               Thornburg International Value Fund
("Strategic Municipal Income Fund")       ("International Value Fund")
Class A:  TSSAX                           Class A:  TGVAX
Class C:  TSSCX                           Class B:  THGBX
Class I:  TSSIX                           Class C:  THGCX
                                          Class I:  TGVIX
Thornburg California Limited Term
Municipal Fund                            Thornburg Core Growth Fund
("Limited Term California Fund")          ("Growth Fund")
Class A:  LTCAX                           Class A:  THCGX
Class C:  LTCCX                           Class C:  TCGCX
Class I:  LTCIX                           Class I:  THIGX

Thornburg New Mexico Intermediate         Thornburg International Growth
Municipal Fund                            Fund
("Intermediate New Mexico Fund")          ("International Growth Fund")
Class A:  THNMX                           Class A:  TIGAX
Class D:  THNDX                           Class C:  TIGCX
Class I:  THNIX                           Class I:  TINGX

Thornburg New York Intermediate           Thornburg Investment Income
Municipal Fund                            Builder Fund
("Intermediate New York Fund")            ("Income Builder Fund")
Class A:  THNYX                           Class A:  TIBAX
Class I:  TNYIX                           Class C:  TIBCX
                                          Class I:  TIBIX
Thornburg Limited Term
U.S. Government Fund                      Thornburg Global Opportunities
("Government Fund")                       Fund
Class A:  LTUSX                           ("Global Opportunities Fund")
Class B:  LTUBX                           Class A:  THOAX
Class C:  LTUCX                           Class C:  THOCX
Class I:  LTUIX                           Class I:  THOIX

Thornburg Limited Term Income Fund
Class A:  THIFX
Class C:  THICX
Class I:  THIIX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Thornburg Investment Management
Strategies for Building Real Wealth

</OUTSIDE FRONT COVER>



TABLE OF CONTENTS

Limited Term National Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Intermediate National Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Strategic Municipal Income Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Limited Term California Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Intermediate New Mexico Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Intermediate New York Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Government Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Income Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Strategic Income Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Value Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

International Value Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Growth Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

International Growth Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Income Builder Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

Global Opportunities Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management
     Tax Information

_  Summary of Other Important Information Respecting Fund Shares
     Purchase and Sale of Fund Shares
     Payments to Broker-Dealers and other Financial Intermediaries

_  Additional Information About Fund Investment Objectives and
   Strategies, and Risks of Fund Investment Strategies

_  Opening Your Account - Buying Fund Shares
     Buying Class A Shares
     Buying and Selling Class B Shares
     Buying Class C Shares
     Buying Class D Shares
     Buying Class I Shares

_  Selling Fund Shares

_  Investor Services

_  Transaction Details

_  Dividends and Distributions

_  Taxes

_  Organization of the Funds

_  Investment Advisor

_  Trustees

_  Financial Highlights



FUND SUMMARY -- LIMITED TERM NATIONAL FUND

Investment Goals
----------------
The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on            1.50%     none      none
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)              0.50%     0.50%(1)  none
as a percentage of redemption proceeds
or original purchase price, whichever
is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.40%     0.40%     0.40%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses                                    0.21%     0.23%     0.13%
                                                -------   -------   -------
Total Annual Fund Operating Expenses              0.86%     1.63%     0.53%
Fee Waiver/Expense Reimbursement                   --      (0.39)%(2)  --
                                                -------   -------   -------
Total Annual Fund Operating Expenses              0.86%     1.24%     0.53%
After Fee Waiver/Expense Reimbursement

 (1) Imposed only on redemptions of Class C shares within 12 months of purchase.
 (2) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C share expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $236     $420     $620    $1,195
     Class C Shares     $177     $481     $859    $1,922
     Class I Shares     $54      $170     $296    $665

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $127     $481     $859    $1,922

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.18% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund's investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Barclays Capital Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------

15.00%


10.00%
                                                                     8.85%
       6.81%         7.40%
 5.00%        4.82%
                            3.25%                3.01%  3.91%
                                   1.69%  1.25%                1.00%
 0.00%


-5.00%
       2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown: 4.49%
(quarter ended 9-30-09).

Lowest quarterly results for time period shown: -1.38%
(quarter ended 6-30-04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares            One Year    Five Years     Ten Years
---------------           --------    ----------     ---------
Return Before Taxes         7.22%        3.25%          4.01%

Return After Taxes
on Distributions            7.22%        3.25%          4.01%

Return After Taxes on
Distributions and Sale
of Fund Shares              5.89%        3.26%          3.95%

Barclays Index              7.40%        4.50%          5.24%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------
                          One Year    Five Years     Ten Years
                          --------    ----------     ---------
Return Before Taxes         8.12%        3.28%          3.85%

Barclays Index              7.40%        4.50%          5.24%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------
Return Before Taxes         9.28%        3.91%          4.53%

Barclays Index              7.40%        4.50%          5.24%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I returns because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

George Strickland, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1991 and has been one of the persons primarily responsible for management of the Fund since 1998.

Josh Gonze, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since 2007.

Christopher Ihlefeld, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1996 and has been one of the persons primarily responsible for management of the Fund since 2007.

Tax Information
---------------
The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INTERMEDIATE NATIONAL FUND

Investment Goals
----------------
The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases  2.00%     none      none
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)              0.50%     0.60%(1)  none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.50%     0.50%     0.50%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses                                    0.23%     0.26%     0.18%
                                                -------   -------   -------
Total Annual Fund Operating Expenses              0.98%     1.76%     0.68%
Fee Waiver/Expense Reimbursement                   ---     (0.52)%(2)  ---
                                                -------   -------   -------
Total Annual Fund Operating Expenses After        0.98%     1.24%     0.68%
Fee Waiver/Expense Reimbursement

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C share expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $298     $506     $731    $1,377
     Class C Shares     $186     $504     $906    $2,030
     Class I Shares     $69      $218     $379    $847

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $126     $504     $906    $2,030

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.15% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund's investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------
15.00%
                                                                     13.70%

10.00%
                      8.13%
        6.91%
 5.00%         4.81%         4.07%
                                    3.23%         3.69%
                                           2.34%         2.92%
 0.00%


-5.00%                                                         -4.07%

        2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown: 6.76%
(quarter ended 9-30-09)

Lowest quarterly results for time period shown: -2.34%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------
Return Before Taxes        11.39%        3.15%          4.27%

Return After Taxes
on Distributions           11.42%        3.14%          4.27%

Return After Taxes on
Distributions and Sale
of Fund Shares              8.96%        3.24%          4.25%

BofA Merrill Lynch Index    9.81%        4.81%          6.09%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares            One Year    Five Years    Ten Years
--------------            --------    ----------    ---------
Return Before Taxes        12.79%        3.31%          4.17%

BofA Merrill Lynch Index    9.81%        4.81%          6.09%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares            One Year     Five Years     Ten Years
--------------            --------     ----------     ---------
Return Before Taxes        13.97%        3.89%          4.80%

BofA Merrill Lynch Index    9.81%        4.81%          6.09%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

George Strickland, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1991 and has been one of the persons primarily responsible for management of the Fund since 1998.

Josh Gonze, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since 2007.

Christopher Ihlefeld, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1996 and has been one of the persons primarily responsible for management of the Fund since 2007.

Tax Information
---------------
The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- STRATEGIC MUNICIPAL INCOME FUND

Investment Goals
----------------
The Fund seeks a high level of current income exempt from federal individual income tax.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on           2.00%      none      none
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)             0.50%     0.60%(1)   none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                   0.75%     0.75%     0.75%
Distribution and Service (12b-1) Fees            0.25%     1.00%     0.00%
Other Expenses                                   1.92%     1.03%(2)  1.37%
                                                -------   -------   -------
Total Annual Fund Operating Expenses             2.92%     2.78%     2.12%
Fee Waiver/Expense Reimbursement(3)             (1.67)%   (1.23)%   (1.13)%
                                                -------   -------   -------
Total Annual Fund Operating Expenses After       1.25%     1.55%     0.99%
Fee Waiver/Expense Reimbursement

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) For the most recent fiscal period since the Fund's inception, the Fund had nominal Class C assets, and the actual expense ratio for Class C shares (6.40%) bears no relation to the expected ratio when the class has an expected level of assets. Accordingly, other expenses are estimated for the current period.
(3) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares      $325       $931        $1,563      $3,260
     Class C Shares      $258       $746        $1,360      $3,020
     Class I Shares      $101       $555        $1,035      $2,362

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares      $158       $746        $1,360      $3,020

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from April 1, 2009 through September 30, 2009, the Fund's portfolio turnover rate was 14.37% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower quality debt obligations rated at the time of purchase as below-investment-grade (sometimes called "junk" bonds or "high yield" bonds) or, if unrated, issued by obligors with comparable below-investment-grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below-investment-grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of a municipal obligation's sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. During temporary periods the Fund's average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund's objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated municipal obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default and to downgrades.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund's investments in lower-rated and unrated municipal obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices. The market for lower-rated and unrated obligations (including particularly "junk" or "high yield" bonds) may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

* Derivatives Risk - The Fund's investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund's inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
No performance information is presented because the Fund commenced investment operations on April 1, 2009.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

George Strickland, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1991 and has been one of the persons primarily responsible for management of the Fund since its inception in April 2009.

Josh Gonze, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since its inception in April 2009.

Christopher Ryon, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2008 and has been one of the persons primarily responsible for management of the Fund since its inception in April 2009.

Tax Information
---------------
The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- LIMITED TERM CALIFORNIA FUND

Investment Goals
-----------------
The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                   Class A   Class C   Class I
                                                   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases    1.50%     none      none
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                0.50%    0.50%(1)   none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                   Class A   Class C   Class I
                                                   -------   -------   -------
Management Fee                                      0.50%     0.50%     0.50%
Distribution and Service (12b-1) Fees               0.25%     1.00%     0.00%
Other Expenses                                      0.24%     0.26%     0.15%
                                                   -------   -------   -------
Total Annual Fund Operating Expenses                0.99%     1.76%     0.65%
Fee Waiver/Expense Reimbursement                     -       (0.52)%(2)   -
                                                   -------   -------    -----
Total Annual Fund Operating Expenses After          0.99%     1.24%     0.65%
Fee Waiver/Expense Reimbursement

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $249     $461     $689    $1,345
     Class C Shares     $176     $504     $906    $2,030
     Class I Shares     $66      $208     $362    $810

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $126     $504     $906    $2,030

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.06% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund and for any investments by the Fund in lower rated or unrated municipal obligations. When interest rates decrease, the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund's investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

* Single State Risk - Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. The recent recession has had a significant impact on California's economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Barclays Capital Five-Year Municipal Bond Index, a broad measure of market performance. The index is a model portfolio of municipal obligations from throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------

15.00%


10.00%
                                                                      8.45%
        6.26%         6.38%
 5.00%         4.27%
                                                  3.21%  3.51%
                             2.54%  1.43%  1.00%
 0.00%                                                          0.58%


-5.00%
        2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown: 4.55%
(quarter ended 9-30-09).

Lowest quarterly results for time period shown: -1.54%
(quarter ended 6-30-04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------

Return Before Taxes          6.81%      3.00%           3.58%

Return After Taxes
on Distributions             6.82%      3.00%           3.58%

Return After Taxes on
Distributions and Sale
of Fund Shares               5.66%      3.03%           3.55%

Barclays Index               7.40%      4.50%           5.24%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------            One Year    Five Years     Ten Years
                          --------    ----------     ---------
Return Before Taxes          7.65%      3.05%           3.43%

Barclays Index               7.40%      4.50%           5.24%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares            One Year     Five Years     Ten Years
--------------            --------     ----------     ---------
Return Before Taxes          8.80%      3.64%           4.09%

Barclays Index               7.40%      4.50%           5.24%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

George Strickland, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1991 and has been one of the persons primarily responsible for management of the Fund since 1998.

Josh Gonze, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since 2007.

Christopher Ihlefeld, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1996 and has been one of the persons primarily responsible for management of the Fund since 2007.

Tax Information
---------------
The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal and California individual income taxes. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INTERMEDIATE NEW MEXICO FUND

Investment Goals
----------------
The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                   Class A   Class D   Class I
                                                   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases    2.00%     none      none
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                0.50%     none      none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class D   Class I
                                                -------   -------   -------
Management Fee                                   0.50%     0.50%     0.50%
Distribution and Service (12b-1) Fees            0.25%     1.00%     0.00%
Other Expenses                                   0.21%     0.23%     0.12%
                                                 -----     -----     -----
Total Annual Fund Operating Expenses             0.96%     1.73%     0.62%
Fee Waiver/Expense Reimbursement                  --      (0.49)%(1)   --
                                                -------   -------    ------
Total Annual Fund Operating Expenses After       0.96%     1.24%     0.62%
Fee Waiver/Expense Reimbursement

  (1) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class D expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $296    $500     $720     $1,354
     Class D Shares      $177    $502     $903     $2,023
     Class I Shares      $63     $199     $346     $774

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.12% of the average value of its portfolio.

Principal Investment Strategies
--------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New Mexico income taxes.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund and for any investments by the Fund in lower rated or unrated municipal obligations. When interest rates decrease, the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund's investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

* Single State Risk - Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. The recent recession has had a significant impact on New Mexico's economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

* Diversification Risk - The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
-----------------------------
The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the Bank of America Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------
15.00%


10.00%                                                                9.33%

        6.57%         7.25%
 5.00%         4.53%         3.87%                3.43%  3.57%
                                    2.94%
                                           1.76%
 0.00%                                                          0.45%


-5.00%
        2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown:  5.19%
(quarter ended 9-30-09).

Lowest quarterly results for time period shown:  -2.04%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------
Return Before Taxes         7.15%        3.25%          4.13%

Return After Taxes
on Distributions            7.15%        3.25%          4.13%

Return After Taxes on
Distributions and Sale
of Fund Shares              5.92%        3.27%          4.08%

BofA Merrill Lynch Index    9.81%        4.81%          6.09%
(reflects no deduction for fees, expenses, or taxes)

Class D Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------
Return Before Taxes         9.04%        3.41%          4.06%

BofA Merrill Lynch Index    9.81%        4.81%          6.09%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares                        Since Inception
--------------            One Year      (2-1-07)
                          --------    ---------------
Return Before Taxes         9.62%        4.94%

BofA Merrill Lynch Index    9.81%        5.82%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

George Strickland, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1991 and has been one of the persons primarily responsible for management of the Fund since 1998.

Josh Gonze, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since 2007.

Christopher Ihlefeld, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1996 and has been one of the persons primarily responsible for management of the Fund since 2007.

Tax Information
---------------
The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal and New Mexico individual income taxes. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INTERMEDIATE NEW YORK FUND

Investment Goals
----------------
The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                   Class A     Class I
                                                   -------     -------
Maximum Sales Charge (Load) Imposed on Purchases    2.00%       none
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                0.50%       none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
-------------------------------------------------------------------------------
                                                   Class A     Class I
                                                   -------     -------
Management Fee                                      0.50%       0.50%
Distribution and Service (12b-1) Fees               0.25%       0.00%
Other Expenses                                      0.32%       1.60%(1)
                                                   -------     -------
Total Annual Fund Operating Expenses                1.07%       2.10%
Fee Waiver/Expense Reimbursement(3)                (0.08)      (1.43)%
                                                   -------    -------
Total Annual Fund Operating Expenses After          0.99%       0.67%
Fee Waiver/Expense Reimbursement

(1) Other expenses are estimated for the current fiscal year.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $299    $526     $771     $1,472
     Class I Shares      $68     $519     $997     $2,317

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.00% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies.
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New York State and City income taxes.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund and for any investments by the Fund in lower rated or unrated municipal obligations. When interest rates decrease, the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund's investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

* Single State Risk - Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state. The recent recession has had a significant impact on New York's economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

* Diversification Risk - The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Bank of America Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. Average annual total return figures are not shown for Class I shares because the Fund has not previously offered Class I shares. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------
15.00%


10.00%
        8.31%                                                         8.71%
                      6.88%
 5.00%         5.26%
                             3.21%                3.44%  3.37%
                                    2.30%  1.68%
 0.00%                                                          0.78%


-5.00%
        2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown: 5.26%
(quarter ended 9-30-09).

Lowest quarterly results for time period shown: -1.73%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares
--------------
                          One Year  Five Years   Ten Years
                          --------  ----------   ---------
Return Before Taxes         6.57%     3.14%        4.15%

Return After Taxes
on Distributions            6.53%     3.14%        4.15%

Return After Taxes on
Distributions and Sale
of Fund Shares              5.56%     3.20%        4.13%

BofA Merrill Lynch Index    9.81%     4.81%        6.09%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

George Strickland, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1991 and has been one of the persons primarily responsible for management of the Fund since 1998.

Josh Gonze, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since 2007.

Christopher Ihlefeld, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1996 and has been one of the persons primarily responsible for management of the Fund since 2007.

Tax Information
---------------
The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal, New York State and New York City individual income taxes. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- GOVERNMENT FUND

Investment Goals
----------------
The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer-term portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                             Class A  Class B* Class C  Class I
                                             -------  -------  -------  -------
Maximum Sales Charge (Load) Imposed on        1.50%     none     none     none
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)          0.50%    5.00%(1) 0.50%(2)  none
(as a percentage of redemption proceeds or original offering price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                             Class A  Class B* Class C  Class I
                                             -------  -------  -------  -------
Management Fee                                0.38%    0.38%    0.38%    0.38%
Distribution and Service (12b-1) Fees         0.25%    1.00%    1.00%    0.00%
Other Expenses                                0.31%    0.66%    0.34%    0.29%
                                              -----    -----    -----    -----
Total Annual Fund Operating Expenses          0.94%    2.04%    1.72%    0.67%
Fee Waiver/Expense Reimbursement               --       --     (0.48)%(3) --
                                              -----    -----    -----    -----
Total Annual Fund Operating Expenses          0.94%    2.04%    1.24%    0.67%
After Fee Waiver/Expense Reimbursement

(1) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase.  The
    CDSC decreases over time.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

* The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $244    $445     $662     $1,287
     Class B Shares      $707    $990     $1,298   $2,083**
     Class C Shares      $176    $495     $888     $1,990
     Class I Shares      $68     $214     $373     $835

You would pay the following expenses if you did not redeem your Class B or C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $207    $640     $1,098   $2,083**
     Class C Shares      $126    $495     $888     $1,990

** Reflects the conversion to Class A Shares at the end of eight years.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.42% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. government securities. For this purpose, "U.S. government securities" means:

     Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage-backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations ("CMOs"), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. government securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
--------------------------
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value and dividends may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund. This effect is also typically more pronounced for the Fund's investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline.

* Prepayment Risk - Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - Some securities owned by the Fund are not backed by the full faith and credit of the U.S. government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may not be backed by the full faith and credit of the U.S. government. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Government Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Barclays Capital Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------
15.00%


10.00%  9.62%         10.39%
               7.17%
                                                         6.76%  6.78%
 5.00%
                                                  3.33%               3.92%
                             2.38%  1.21%  1.07%
 0.00%


-5.00%
        2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown: 5.22%
(quarter ended 9-30-02).

Lowest quarterly results for time period shown: -2.44%
(quarter ended 6-30-04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares
--------------
                          One Year    Five Years     Ten Years
                          --------    ----------     ---------

Return Before Taxes         2.34%       4.03%          5.06%

Return After Taxes
on Distributions            1.08%       2.91%          3.65%

Return After Taxes on
Distributions and Sale
of Fund Shares              1.61%       2.79%          3.49%

Barclays Intermediate
Government Bond Index      -0.33%       4.74%          5.65%
(reflects no deduction for fees, expenses, or taxes)

                                                    Since Inception
Class B Shares            One Year    Five Years      (11-01-02)
--------------            --------    ----------    ---------------
Return Before Taxes        -2.21%       2.59%          2.50%

Barclays Intermediate
Government Bond Index      -0.33%       4.74%          4.13%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------
Return Before Taxes         3.20%       4.07%          4.90%

Barclays Intermediate
Government Bond Index      -0.33%       4.74%          5.65%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares            One Year     Five Years     Ten Years
--------------            --------     ----------     ---------
Return Before Taxes         4.22%       4.66%          5.55%

Barclays Intermediate      -0.33%       4.74%          5.65%
Government Bond Index
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Manager: Jason Brady, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been the Fund's portfolio manager since February 2007.

Tax Information
---------------
Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INCOME FUND

Investment Goals
----------------
The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer-term portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load)Imposed                1.50%     none      none
on Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)              0.50%    0.50%(1)   none
(as a percentage of redemption proceeds or original offering price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.50%     0.50%     0.50%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses                                    0.29%     0.32%     0.18%
                                                -------   -------   -------
Total Annual Fund Operating Expenses              1.04%     1.82%     0.68%
Fee Waiver/Expense Reimbursement                 (0.05)%(2)(0.58)%(2)   -
                                                -------   -------   -------
Total Annual Fund Operating Expenses After        0.99%     1.24%     0.68%
Fee Waiver/Expense Reimbursement

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class C expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $254    $476     $715     $1,402
     Class C Shares      $176    $516     $931     $2,090
     Class I Shares      $69     $218     $379     $847

You would pay the following expenses if you did not redeem your Class C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $126    $516     $931     $2,090

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.31% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio in attempting to meet the Fund's investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Services, Inc., (Aaa, Aa or A) or if not rated, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. The Fund emphasizes investments in U.S. government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
--------------------------
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value and dividends may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund. This effect is also typically more pronounced for the Fund's investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline.

* Prepayment Risk - Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - Some securities owned by the Fund may be subject to default or delays in payment, or could be downgraded by ratings agencies, reducing the value of the Fund's shares. Additionally, obligations of U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may not be backed by the full faith and credit of the U.S. government. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

* Foreign Investment Risk - Investments in the debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Barclays Capital Intermediate Government/Credit Index, a broad measure of market performance. The Index is a model portfolio of U.S. government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------
20.00%

                                                                     16.55%
15.00%


10.00%  9.48%
               8.16%  8.71%
                                                         6.02%
 5.00%                       4.37%
                                    2.45%         3.55%
                                           1.28%
 0.00%

                                                               -3.55%
-5.00%
        2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown: 6.76%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -2.65%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------

Class A Shares              One Year    Five Years    Ten Years
--------------              --------    ----------    ---------
Return Before Taxes          14.77%       4.26%         5.42%

Return After Taxes
on Distributions             12.88%       2.69%         3.69%

Return After Taxes on
Distributions and Sale
of Fund Shares                9.54%       2.69%         3.59%

Barclays Intermediate
Govt/Credit Index             5.24%       4.66%         5.93%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares              One Year    Five Years     Ten Years
--------------              --------    ----------     ---------
Return Before Taxes          15.69%       4.31%         5.26%

Barclays Intermediate
Govt/Credit Index             5.24%       4.66%         5.93%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares              One Year    Five Years     Ten Years
--------------              --------    ----------     ---------
Return Before Taxes          16.83%       4.90%         5.91%

Barclays Intermediate         5.24%       4.66%         5.93%
Govt/Credit Index
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been one of the persons primarily responsible for management of the Fund since February 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been with Thornburg since 2007 and has been one of the persons primarily responsible for management of the Fund since February 2010.

Tax Information
---------------
Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- STRATEGIC INCOME FUND

Investment Goals
----------------
The Fund's primary investment goal is to seek a high level of current income. The Fund's secondary investment goal is some long-term capital appreciation.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on            4.50%     none      none
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)              1.00%    1.00%(1)  none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.75%     0.75%     0.75%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses                                    0.49%     0.54%     0.37%
                                                -------   -------   -------
Total Annual Fund Operating Expenses              1.49%     2.29%     1.12%
Fee Waiver/Expense Reimbursement(2)              (0.24)%   (0.49)%   (0.13)%
                                                 -------   -------   -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement                1.25%     1.80%     0.99%

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $572    $877     $1,205   $2,130
     Class C Shares     $283    $668     $1,181   $2,588
     Class I Shares     $101    $343     $604     $1,352

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $183    $668     $1,181   $2,588

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47.88% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing in a broad range of income producing investments from throughout the world, primarily including debt obligations and income producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund's investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

     * bonds and other debt obligations issued by domestic and foreign companies of any size (including lower rated "high yield" or "junk" bonds)
     * mortgage-backed securities and other asset-backed securities
     *  convertible debt obligations
     * obligations issued by foreign governments (including developing countries)
     * collateralized mortgage obligations ("CMOs"), collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other structured finance arrangements
     * obligations of the U.S. government and its agencies and sponsored enterprises
     *  other derivative instruments and structured notes
     *  zero coupon bonds and "stripped" securities
     * taxable municipal obligations and participations in municipal obligations

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund's objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), and mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline.

* Prepayment Risk - Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default and to downgrades. Debt obligations backed by so-called "subprime" mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the U.S. government and may not be backed by the full faith and credit of the government. Consequently, these agency obligations may also be subject to default, delays in payment, or could be downgraded by ratings agencies.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or "stripped" securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and "stripped" securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

* Risks Affecting Specific Issuers - The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the debt obligation or equity security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds) and debt obligations backed by so-called "subprime" mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, or could be downgraded by ratings agencies.

* Structured Products Risk - The Fund's investments in structured finance arrangements, including CMOs, CDOs, CBOs and CLOs, involve the risks associated with the underlying pool of securities or other assets, and also may involve risks different or greater than the risks affecting the underlying assets. In particular, these investments may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell the investment in a timely manner or at an acceptable price.

* Derivatives Risk - The Fund's investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund's inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

* Real Estate Risk - The Fund's investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I performance to the Barclays Capital U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 80% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------
 80.00%

 60.00%

 40.00%
                            36.68%
 20.00%

  0.00%

-20.00%       -18.48%

-40.00%

-60.00%

               2008          2009

Highest quarterly results for time period shown: 16.23%
(quarter ended 6-30-09)

Lowest quarterly results for time period shown: -10.38%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (period ended 12-31-09)
----------------------------
                                                 Since Inception
Class A Shares                 One Year            (12-19-07)
--------------                 --------          ---------------

Return Before Taxes              30.48%                4.15%

Return After Taxes
on Distributions                 27.11%                1.59%

Return After Taxes on
Distributions and Sale
of Fund Shares                   19.63%                1.98%

Barclays U.S. Universal Index     8.60%                5.54%
(reflects no deduction for fees, expenses, or taxes)

Blended Benchmark                10.77%                2.61%
(reflects no deduction for fees, expenses, or taxes)

                                                 Since Inception
Class C Shares                 One Year            (12-19-07)
--------------                 --------          ---------------

Return Before Taxes              34.89%                5.87%

Barclays U.S. Universal Index     8.60%                5.54%
(reflects no deduction for fees, expenses, or taxes)

Blended Benchmark                10.77%                2.61%
(reflects no deduction for fees, expenses, or taxes)
                                                 Since Inception
Class I Shares                 One Year            (12-19-07)
--------------                 --------          ---------------
Return Before Taxes              37.02%                6.79%

Barclays U.S. Universal Index     8.60%                5.54%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark                10.77%                2.61%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been one of the persons primarily responsible for management of the Fund since its inception in December 2007.

George Strickland, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1991 and has been one of the persons primarily responsible for management of the Fund since its inception in December 2007.

Tax Information
---------------
Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- VALUE FUND

Investment Goals
----------------
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholders Fees (fees paid directly from your investment)
-----------------------------------------------------------
                                      Class A   Class B*  Class C   Class I
                                      -------   -------   -------   -------
Maximum Sales Charges (Load)            4.50%     none      none      none
Imposed on Purchases (as a
percentage of offering price)

Maximum Deferred Sales Charge           1.00%     5.00%(1)  1.00%(2)  none
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is lower)

Redemption Fee (as a percentage         1.00%      none     none      1.00%
of amount redeemed)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
-------------------------------------------------------------------------------
                                      Class A   Class B*  Class C   Class I
                                      -------   -------   -------   -------
Management Fee                          0.77%     0.77%     0.77%     0.77%
Distribution and Service (12b-1) Fees   0.25%     1.00%     1.00%     0.00%
Other Expenses                          0.32%     0.45%     0.35%     0.23%
                                      -------   -------   -------   -------
Total Annual Fund Operating Expenses    1.34%     2.22%     2.12%     1.00%
Fee Waiver/Expense Reimbursement         -         -         -       (0.01)%(3)
                                      -------   -------   -------   -------
Total Annual Fund Operating Expenses    1.34%     2.22%     2.12%     0.99%
After Fee Waiver/Expense Reimbursement

(1) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years. The CDSC decreases over time.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

* The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $580    $855     $1,151   $1,990
     Class B Shares      $725    $1,044   $1,390   $2,329**
     Class C Shares      $315    $664     $1,139   $2,452
     Class I Shares      $101    $317     $551     $1,224

You would pay the following expenses if you did not redeem your Class B or C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $225    $694     $1,190   $2,329**
     Class C Shares      $215    $664     $1,139   $2,452

** Reflects the conversion to Class A Shares at the end of eight years.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83.00% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg"), offer prospects for meeting the Fund's investment goals.

Thornburg intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's portfolio is typically diversified to include basic value stocks and stocks that, in Thornburg's opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price/book value              - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments
     - enterprise value/EBITDA       - EBIT (earnings before interest and
       (earnings before interest,      taxes)/interest expense
       taxes, depreciation and
       amortization)

The Fund typically makes equity investments in the following three types of companies:

Basic Value companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term debt obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Standard & Poor's 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------
 80.00%


 60.00%

                                                                    45.26%
 40.00%
                            34.99%

 20.00%                                          21.97%

        3.96%                       7.21%  9.52%         6.14%
  0.00%
              -8.11%

-20.00%
                    -24.85%

-40.00%                                                       -41.56%


-60.00%
        2000   2001   2002   2003   2004   2005   2006   2007  2008   2009

Highest quarterly results for time period shown: 30.04%
(quarter ended 6-30-09)

Lowest quarterly results for time period shown: -22.07%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares            One Year    Five Years    Ten Years
--------------            --------    ----------    ---------

Return Before Taxes         38.74%       2.82%        1.79%

Return After Taxes
on Distributions            37.96%       2.04%        1.21%

Return After Taxes on
Distributions and Sale
of Fund Shares              25.09%       2.21%        1.31%

S&P 500 Index               26.46%       0.42%       -0.95%
(reflects no deduction for fees, expenses, or taxes)

Class B Shares                                      Since Inception
--------------            One Year    Five Years     (04-03-00)
                          --------    ----------    ---------------
Return Before Taxes         38.91%       2.57%        1.01%

S&P 500 Index               26.46%       0.42%       -1.25%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares            One Year    Five Years    Ten Years
--------------            --------    ----------    ---------
Return Before Taxes         43.11%       2.99%        1.47%

S&P 500 Index               26.46%       0.42%       -0.95%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares            One Year    Five Years    Ten Years
--------------            --------    ----------    ---------
Return Before Taxes         45.69%       4.15%        2.66%

S&P 500 Index               26.46%       0.42%       -0.95%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Edward Maran, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2002 and has been one of the persons primarily responsible for management of the Fund since 2006.

Connor Browne, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2001 and has been one of the persons primarily responsible for management of the Fund since 2006.

Tax Information
---------------
Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INTERNATIONAL VALUE FUND

Investment Goals
----------------
International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholders Fees (fees paid directly from your investment)
-----------------------------------------------------------
                                      Class A   Class B*  Class C   Class I
                                      -------   -------   -------   -------
Maximum Sales Charges (Load)            4.50%     none      none      none
Imposed on Purchases (as a
percentage of offering price)

Maximum Deferred Sales Charge           1.00%     5.00%(1)  1.00%(2)  0.00%
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is lower)

Redemption Fee (as a percentage         1.00%     none      none      1.00%
of amount redeemed)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                      Class A   Class B*  Class C   Class I
                                      -------   -------   -------   -------
Management Fee                          0.70%     0.70%     0.70%     0.70%
Distribution and Service (12b-1) Fees   0.25%     1.00%     1.00%     0.00%
Other Expenses                          0.39%     0.43%     0.36%     0.22%
                                        -----     -----     -----     -----
Total Annual Fund Operating Expenses    1.34%     2.13%     2.06%     0.92%

(1) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.

* The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $580    $855     $1,151   $1,990
     Class B Shares      $716    $1,017   $1,344   $2,258**
     Class C Shares      $309    $646     $1,108   $2,390
     Class I Shares      $94     $293     $509     $1,131

You would pay the following expenses if you did not redeem your Class B or C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $216    $667     $1,144   $2,258**
     Class C Shares      $209    $646     $1,108   $2,390

** Reflects the conversion to Class A Shares at the end of eight years.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.76% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund invests primarily in foreign securities and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's portfolio is typically diversified to include basic value stocks and stocks that, in Thornburg's opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Fund may also invest in partnership interests.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price/book value              - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments
     - enterprise value/EBITDA       - EBIT (earnings before interest and
       (earnings before interest,      taxes)/interest expense
       taxes, depreciation and
       amortization)

The Fund typically makes equity investments in the following three types of companies:

Basic Value companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that, in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term debt obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Morgan Stanley Capital International Europe, Australasia and Far East
(EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 -----------------------------------------------------------
 80.00%


 60.00%


 40.00%                      40.02%
                                                                     31.43%
                                                  25.62% 27.71%
 20.00%
                                    17.72% 17.70%

  0.00% -1.57%

              -10.53% -10.45%
-20.00%


-40.00%
                                                              -41.89%

-60.00%
        2000   2001   2002   2003   2004   2005   2006   2007   2008   2009

Highest quarterly results for time period shown: 22.74%
(quarter ended 6-30-09)

Lowest quarterly results for time period shown: -19.43%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-09)
----------------------------
Class A Shares            One Year    Five Years    Ten Years
--------------            --------    ----------    ---------
Return Before Taxes        25.50%        6.61%         6.00%

Return After Taxes
on Distributions           25.14%        5.73%         5.16%

Return After Taxes on
Distributions and Sale
of Fund Shares             16.55%        5.40%         4.80%

EAFE Index                 31.78%        3.54%         1.17%
(reflects no deduction for fees, expenses, or taxes)

                                                    Since Inception
Class B Shares            One Year    Five Years     (04-03-00)
--------------            --------    ----------    ---------------
Return Before Taxes        25.39%        6.44%         5.67%

EAFE Index                 31.78%        3.54%         1.35%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------
Return Before Taxes        29.52%        6.83%         5.66%

EAFE Index                 31.78%        3.54%         1.17%
(reflects no deduction for fees, expenses, or taxes)

                                                     Since Inception
Class I Shares            One Year    Five Years      (03-31-01)
--------------            --------    ----------     ---------------
Return Before Taxes        31.98%        8.04%         8.93%

EAFE Index                 31.78%        3.54%         4.88%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

William V. Fries, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1995 and has been one of the persons primarily responsible for management of the Fund since its inception.

Wendy Trevisani, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since 2006.

Lei Wang, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2004 and has been one of the persons primarily responsible for management of the Fund since 2006.

Tax Information
---------------
Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes. See "Taxes" on page __ of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- GROWTH FUND

Investment Goals
----------------
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases  4.50%     none      none
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)              1.00%     1.00%(1)  none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Redemption Fee (as a percentage of amount         1.00%     none      1.00%
redeemed)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.83%     0.83%     0.83%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses                                    0.41%     0.43%     0.25%
                                                -------   -------   -------
Total Annual Fund Operating Expenses              1.49%     2.26%     1.08%
Fee Waiver/Expense Reimbursement                   -         -       (0.09)%(2)
                                                -------   -------   -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement                1.49%     2.26%     0.99%

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class A Shares     $595      $900      $1,227    $2,149
     Class C Shares     $329      $706      $1,210    $2,595
     Class I Shares     $101      $335      $587      $1,309

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class C Shares     $229      $706      $1,210    $2,595

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82.86% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests, and domestic and foreign debt obligations. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential              (earnings before interest,
..  potential size of business                 taxes, depreciation and
..  value based on earnings                    amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P Composite 1500 Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P Composite 1500 Index) and tend to show steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product ("GDP"). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term debt obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell
3000 Growth Index, a broad measure of market performance.   The Index is a
model portfolio of equity securities designed to track the performance of U.S. companies with a greater than average growth orientation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 -----------------------------------------------------------
 80.00%


 60.00%               56.45%

                                                                       45.39%
 40.00%


 20.00%                                 22.09%
                                15.38%          18.11%
                                                        11.42%
  0.00%


-20.00% -19.18%
                -26.37%

-40.00%

                                                               -50.95%
-60.00%
         2001    2002    2003    2004    2005    2006    2007    2008    2009

Highest quarterly results for time period shown: 31.27%
(quarter ended 6-30-03).

Lowest quarterly results for time period shown: -26.95%
(quarter ended 12-31-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Return (periods ended 12-31-09)
---------------------------
                                                Since Inception
Class A Shares        One Year    Five Years    12-27-00
--------------        --------    ----------    ---------------

Return Before Taxes     38.85%       1.82%         1.61%

Return After Taxes
on Distributions        38.85%       1.76%         1.58%

Return After Taxes on
Distributions and Sale
of Fund Shares          25.25%       1.55%         1.38%

Russell 3000
Growth  Index           37.01%       1.58%        -1.62%
(reflects no deduction for fees, expenses, or taxes)

                                                Since Inception
Class A Shares        One Year    Five Years    (12-27-00)
--------------        --------    ----------    ---------------

Return Before Taxes     43.25%       1.97%         1.30%

Russell 3000
Growth Index            37.01%       1.58%        -1.62%
(reflects no deduction for fees, expenses, or taxes)

                                                Since Inception
Class I Shares        One Year    Five Years    (11-01-03)
--------------        --------    ----------    ---------------
Return Before Taxes     46.21%       3.26%         5.25%

Russell 3000            37.01%       1.58%         2.97%
Growth Index
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Manager: Alexander M.V. Motola, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg and has served as the Fund's portfolio manager since 2001.

Tax Information
---------------
Distributions to shareholders will generally be taxable to the shareholder as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes.  See "Taxes."

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INTERNATIONAL GROWTH FUND

Investment Goals
----------------
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on            4.50%     none      none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)              1.00%     1.00%(1)  none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Redemption Fee (as a percentage of                1.00%     none      1.00%
amount redeemed)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.88%     0.88%     0.88%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses(2)                                 0.84%     0.85%     0.55%
                                                -------   -------   -------
Total Annual Fund Operating Expenses              1.97%     2.73%     1.43%
Fee Waiver/Expense Reimbursement(3)              (0.34)%   (0.35)%   (0.44)%
                                                -------   -------   -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement                1.63%     2.38%     0.99%

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Other expenses include fees and expenses incurred indirectly by the Fund through the Fund's investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2009.
(3) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $608       $1,009     $1,435       $2,616
     Class C Shares       $341       $814       $1,414       $3,035
     Class I Shares       $101       $409       $740         $1,675

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $241       $814       $1,414       $3,035

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103.57% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including partnership interests and debt obligations. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential              (earnings before interest,
..  potential size of business                 taxes, depreciation and
..  value based on earnings                    amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the MSCI All Country World ex U.S. Growth Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the MSCI All Country World ex U.S. Growth Index) and tend to show earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the world's gross domestic product ("GDP"). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term debt obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 ------------------------------------------------------------
 80.00%


 60.00%

                  44.81%
 40.00%


 20.00%


  0.00%


-20.00%


-40.00%

         -50.32%
-60.00%
          2008      2009

Highest quarterly results for time period shown: 28.24%
(quarter ended 6-30-09)

Lowest quarterly results for time period shown: -25.74%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (period ended 12-31-09)
----------------------------
                                            Since Inception
Class A Shares                One Year         (02-01-07)
--------------                --------      ---------------

Return Before Taxes             38.21%           -3.13%

Return After Taxes
on Distributions                38.06%           -3.67%

Return After Taxes on
Distributions and Sale
of Fund Shares                  24.89%           -2.94%

MSCI All Country World
ex-U.S. Growth Index            38.67%           -3.69%
(reflects no deduction for fees, expenses, or taxes)

                                            Since Inception
Class C Shares                One Year        (02-01-07)
--------------                --------      ---------------

Return Before Taxes             43.49%           -2.12%

MSCI All Country World
ex-U.S. Growth Index            38.67%           -3.69%
(reflects no deduction for fees, expenses, or taxes)

                                            Since Inception
Class I Shares                One Year         (02-01-07)
--------------                --------      --------------
Return Before Taxes             45.75%           -0.97%

MSCI All Country World          38.67%           -3.69%
ex-U.S. Growth Index
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Manager: Alexander M.V. Motola, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2001 and has served as the Fund's portfolio manager since its inception in 2007.

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INCOME BUILDER FUND

Investment Goals
----------------
The Fund's primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases  4.50%     none      none
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)              1.00%     1.00%(1)  none
(as a percentage of redemption proceeds or original purchase price, whichever is lower)

Redemption Fee (as a percentage of amount         1.00%      none     1.00%
redeemed)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.76%     0.76%     0.76%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses                                    0.29%     0.32%     0.21%
Total Annual Fund Operating Expenses              1.30%     2.08%     0.97%
Fee Waiver/Expense Reimbursement                   ---     (0.18)%(2)  ---
                                                -------   -------   -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement                1.30%     1.90%     0.97%

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2011, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $576       $844        $1,131      $1,947
     Class C Shares       $293       $634        $1,102      $2,396
     Class I Shares       $99        $309        $536        $1,190

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $193       $634        $1,102      $2,396

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63.05% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries) and also including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any quality. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), and mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline.

* Prepayment Risk - Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

* Real Estate Risk - The Fund's investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Standard & Poor's 500 Index, a broad measure of market performance, and to a Blended Benchmark comprised of 25% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 -----------------------------------------------------------
 80.00%


 60.00%


 40.00%
         32.05%                                         36.60%
                                 24.30%
 20.00%
                 16.87%                  18.20%
                         8.74%
0.00%


-20.00%

                                                -34.65%
-40.00%


-60.00%
         2003    2004    2005    2006    2007    2008    2009

Highest quarterly results for time period shown: 23.40%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -15.16%
(quarter ended 12-31-08).

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Annual Total Return (periods ended 12-31-09)
-------------------
                                                      Since Inception
Class A Shares          One Year       Five Years       (12-24-02)
--------------          --------       ----------     ---------------

Return Before Taxes      30.42%          6.36%           11.15%

Return After Taxes       27.53%          4.25%            9.17%
on Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares           19.55%          4.28%            8.61%

S&P 500 Index            26.46%          0.42%            5.30%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark        24.04%          3.03%            7.18%
(reflects no deduction for fees, expenses or taxes)

                                                      Since Inception
Class C Shares          One Year       Five Years       (12-24-02)
--------------          --------       ----------     ---------------

Return Before Taxes      34.91%          6.74%           11.31%

S&P 500 Index            26.46%          0.42%            5.30%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark        24.04%          3.03%            7.18%
(reflects no deduction for fees, expenses or taxes)

                                                      Since Inception
Class I Shares           One Year     Five Years        (11-01-03)
--------------           --------     ----------      ---------------
Return Before Taxes       37.05%         7.75%           10.13%

S&P 500 Index             26.46%         0.42%            2.90%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark         24.04%         3.03%            5.36%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the president of the Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been with Thornburg since 1984 and has been one of the persons primarily responsible for management of the Fund since its inception in 2002.

Jason Brady, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been one of the persons primarily responsible for management of the Fund since 2007.

Cliff Remily, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been one of the persons primarily responsible for management of the Fund since February 2010.

Tax Information
---------------
Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes.  See "Taxes."

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- GLOBAL OPPORTUNITIES FUND

Investment Goals
----------------
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
More information about these and other discounts is available from your financial professional and in "Opening Your Account -- Buying Fund Shares" on page __ of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Maximum Sales Charge (Load) Imposed               4.50%     none      none
on Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)              1.00%     1.00%(1)  none
(as a percentage of redemption proceeds
or original purchase price, whichever is lower)

Redemption Fee (as a percentage of                1.00%     none      1.00%
amount redeemed)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                Class A   Class C   Class I
                                                -------   -------   -------
Management Fee                                    0.86%     0.86%     0.86%
Distribution and Service (12b-1) Fees             0.25%     1.00%     0.00%
Other Expenses                                    0.44%     0.49%     0.47%
                                                -------   -------   -------
Total Annual Fund Operating Expenses              1.55%     2.35%     1.33%
Fee Waiver/Expense Reimbursement                   ---       ---     (0.34)%(2)
                                                -------   -------   -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement                1.55%     2.35%     0.99%

(1) Imposed only on redemptions of Class C shares within 12 months of purchase.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $601       $918        $1,257      $2,212
     Class C Shares       $338       $733        $1,255      $2,686
     Class I Shares       $101       $388        $696        $1,572

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $238       $733        $1,255      $2,686

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103.02% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc., believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any quality. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor's view of specific investment opportunities and macro-economic factors.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments may be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer-term debt obligations owned by the Fund. This effect is also typically more pronounced for lower-rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in developing countries.

* Real Estate Risk - The Fund's investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
 -----------------------------------------------------------
 80.00%


 60.00%

                         45.98%
 40.00%
         31.92%

 20.00%


  0.00%


-20.00%


-40.00%
                 -48.17%

-60.00%
         2007     2008     2009

Highest quarterly results for time period shown: 36.18%
(quarter ended 6-30-09)

Lowest quarterly results for time period shown: -26.80%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (period ended 12-31-09)
----------------------------
                                                 Since Inception
Class A Shares            One Year                 (07-28-06)
--------------            --------               ---------------

Return Before Taxes        39.38%                   5.44%

Return After Taxes
on Distributions           37.93%                   4.30%

Return After Taxes on
Distributions and Sale
of Fund Shares             25.52%                   3.99%

MSCI AC World Index        34.63%                  -0.50%
(reflects no deduction for fees, expenses, or taxes)

                                                 Since Inception
Class C Shares            One Year                 (07-28-06)
--------------            --------               ---------------

Return Before Taxes        43.84%                   6.03%

MSCI AC World Index        34.63%                  -0.50%
(reflects no deduction for fees, expenses, or taxes)

                                                 Since Inception
Class I Shares            One Year                 (07-28-06)
--------------            --------               --------------
Return Before Taxes        46.66%                   7.40%

MSCI AC World Index        34.63%                  -0.50%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the president of the Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been with Thornburg since 1984 and has been one of the persons primarily responsible for management of the Fund since its inception in 2002.

W. Vinson Walden, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2002 and has been one of the persons primarily responsible for management of the Fund since 2006.

Tax Information
---------------
Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes.
Distributions may also be subject to state and local taxes.  See "Taxes."

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION RESPECTING FUND SHARES
-------------------------------------------------------------

Purchase and Sale of Fund Shares
--------------------------------

Minimum Initial Purchase

Class A, B, C and D Shares
--------------------------
$5,000 per Fund per account for individual investors.

$2,000 per Fund per account for individual retirement accounts.

$2,500 per Fund per account for financial intermediaries purchasing for accounts of others within a "wrap" asset allocation program, unless a different amount is specified by the wrap program's provider.

Class I Shares
--------------
$2,500,000 per Fund per account for individual investors and qualified institutions (e.g., corporations, banks, insurance companies, trusts, endowments and foundations) purchasing for their own account.

$100,000 per Fund per account for financial intermediaries purchasing for accounts of others within a fee-based advisory program.

$2,500 per Fund per account for financial intermediaries purchasing for accounts of others within a "wrap" asset allocation program, unless a different amount is specified by the wrap program's provider.

Minimum Subsequent Purchases

All Classes
-----------
$100 per Fund per account (unless purchasing through a financial intermediary that specifies a different minimum amount).

Redemptions

You can redeem some or all of your Fund shares at any time by mail (c/o the Fund's Transfer Agent, Boston Financial Data Services, at P.O. Box 219017, Kansas City, Missouri 64121-9017), by telephone (1-800-847-0200), or through your financial intermediary.

Payments to Broker-Dealers and Other Financial Intermediaries
-------------------------------------------------------------
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENT OBJECTIVES AND STRATEGIES, AND RISKS OF FUND INVESTMENT STRATEGIES
------------------------------------------------------------------------------
Summaries of each Fund's principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. More detailed information about each Fund's investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds' policies and procedures with respect to the disclosure of Fund portfolio investments.

FUND INVESTMENT GOALS. The investment goals for each Fund are stated above in each Fund Summary. The primary goal of each Fund is a fundamental policy of the Fund, and may not be changed without the approval of that Fund's shareholders. The secondary goal of each of the Municipal Funds, Limited Term U.S. Government Fund and Limited Term Income Fund is also a fundamental policy of each of those Funds. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

PRINCIPAL INVESTMENT STRATEGIES: A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption "Principal Investment Strategies" relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

INVESTING IN STOCKS AND OTHER EQUITY SECURITIES. Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts and American Depositary Shares ("ADRs" and "ADSs"), partnership interests, shares in exchange traded funds ("ETFs") and other investment companies, and publicly traded real estate investment trusts.
Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities.

General Risks of Equity Securities. Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. The Funds' investment advisor ("Thornburg") may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund's shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company's equity securities through an initial public offering ("IPO"). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund's assets grow, the impact of that Fund's investments in IPOs on the performance of the Fund may decline.

Market and Economic Risks Affecting Equity Securities. Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect companies in which a Fund has invested, even if the businesses of those companies are not adversely affected.

Risks Affecting Specific Companies. Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company's products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund's entire investment in the company.

Risks of Investing in Smaller Companies. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

Risks of Investing in Real Estate Investment Trusts ("REITs"). Real estate investment trusts are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the Investment Company Act of 1940 (the "1940 Act").

Limited Number of Portfolio Holdings. Value Fund, International Value Fund, Core Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals.
To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund's net asset value may increase or decrease more in response to a change in the value of one of the Fund's portfolio holdings than if the Fund invested in a larger number of issuers.

INVESTING IN DEBT OBLIGATIONS. Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions "Investing in Foreign Equity Securities and Debt Obligations," "Investing in Municipal Obligations," Investing in U.S. Government Obligations," "Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments," "Investing in Other Asset-Backed Securities," and "Investing in Structured Finance Arrangements."

General Risks of Investing in Debt Obligations. Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risk, market risks, interest rate risks and prepayment risks. These risks are summarized below. The Funds' investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund's shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions "Investing in Foreign Equity Securities and Debt Obligations," "Investing in Municipal Obligations," Investing in U.S. Government Obligations," "Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments," "Investing in Other Asset-Backed Securities," and "Investing in Structured Finance Arrangements."

Credit and Specific Issuer Risks. Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or
delay paying principal or interest when due.   Debt obligations are typically
subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can
collect.   The credit risk is generally more pronounced for lower quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below under the caption "Investing in Foreign Equity Securities and Debt Obligations." Debt obligations are often rated as to credit quality by one or more ratings agencies, and if a debt obligation's rating is reduced it usually will decline in value.

Interest Rate Risk Affecting Debt Obligations. The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations decreases. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse affect on a Fund's share value when it holds intermediate or longer maturity obligations.

Prepayment Risk Affecting Certain Debt Obligations. Some debt obligations permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the debt obligation was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by a Fund may result in a lower yield to the Fund.

Market and Liquidity Risks Affecting Debt Obligations. In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or
otherwise able to pay their obligations when due.   Similarly, adverse
conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold.

Risks Affecting Lower Quality Debt Securities. A debt obligation's credit rating reflects the expected ability of the obligation's issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch") and Standard & Poor's Corporation ("S&P"). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody's, Fitch, or S&P are considered "investment grade" obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade debt obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below-investment-grade are sometimes referred to as "high-yield" securities or "junk" bonds, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions and changes in interest rates. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation's rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer's current financial condition may be better or worse than a rating indicates.

Additional Risks Affecting Convertible Debt Obligations. Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Additional Risks Affecting Zero Coupon Bonds and Stripped Securities. Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or "coupon" payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A "stripped" security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an "income only" or "I/O" security) or the separate principal component of the debt obligation (commonly referred to as a "principal only" or "P/O" security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

INVESTING IN FOREIGN EQUITY SECURITIES AND DEBT OBLIGATIONS. Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

General Risks Affecting Foreign Investments. Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund's investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

Foreign Currency Risks. Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government's decision to devalue its currency or
impose currency controls.   The investment advisor may seek to hedge foreign
currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund.

Developing Country Risks. Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that are less politically stable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other risks having pronounced significance to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which the Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

Risks of Debt Issued by Foreign Governments. Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and "supra-national" entities such as the International Bank for Reconstruction and Development (commonly called the "World Bank"). A Fund's investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund's investments in debt obligations issued by developing countries.

INVESTING IN MUNICIPAL OBLIGATIONS. Municipal debt obligations, which are often called "municipal obligations," are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

General Risks Affecting Municipal Obligations. Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

Certain Tax Risks. Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates rise. Additional aspects of the tax treatment of municipal obligations held by a mutual fund are summarized in this Prospectus under the caption "Taxes."

Risks of Changes in the Law. Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

Loss of Insurance or Downgrade of Insurer's Credit Rating. Certain municipal obligations in which Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody's, S&P or Fitch, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund's investment in the debt obligation.

Risks of Investment in Municipal Leases. Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

Additional Risks of Investing in a Single-State Fund. Because each of Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund invests principally in municipal obligations originating in a single state, the value of the Fund's shares may be more sensitive to adverse economic or political developments in that state. For additional information respecting the economies of California, New Mexico and New York, and the risks that may affect municipal obligations originating in those states, see the Statement of Additional Information.

INVESTING IN U.S. GOVERNMENT OBLIGATIONS. United States government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as "agency obligations."

General Risks of Investing in U.S. Government Obligations. U.S. Treasury securities and other debt obligations which are backed by the full faith credit of the U.S. government are commonly regarded as having little risk of default, and currently carry the highest credit rating. Obligations that are backed by the full faith and credit of the U.S. government may be subject to ratings downgrades. The principal risks of U.S. government obligations that are not full faith and credit obligations are summarized below.

Risks of Investing in Agency Obligations. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency's authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") into conservatorship overseen by the Federal Housing Finance Agency. While this arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac, the government has not stated explicitly that securities issued or guaranteed by Fannie Mae or Freddie Mac are backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government will continue to support these or other government-sponsored enterprises.

INVESTING IN MORTGAGE-BACKED SECURITIES, PARTICIPATION INTERESTS AND OTHER MORTGAGE-RELATED INVESTMENTS. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called "subprime" mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac")) or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the
U.S. government.   See "Risks of Investing in Agency Obligations," above.

Risks Affecting Mortgage-Backed Securities. Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risks. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Those securities with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting "Investing in Obligations of the U.S. Government." Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of
the ability of issuers to meet principal and interest payments.   The market
value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages' scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund's yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security's effective maturity, a slower prepayment rate on the underlying mortgages may increase the volatility of the security's price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See "Investing in Structured Finance Arrangements," below, for further discussion of these instruments.

INVESTING IN OTHER ASSET-BACKED SECURITIES: Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

Risks of Other Asset-Backed Securities. As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risks. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

INVESTING IN STRUCTURED FINANCE ARRANGEMENTS: Structured finance arrangements include investments such as collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs"). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below-investment-grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below-investment-grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called "subprime" mortgages.

Structured finance arrangements are typically issued in multiple "tranches," each of which represents a portion or "slice" of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a "junior" tranche until all other, more "senior" tranches are paid in full for that period. The most junior tranche is commonly referred to as the "residual" or "equity" interest.

Risks of Structured Finance Arrangements. An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest rate risk, market and liquidity risks, prepayment risks and management risks. Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding the assets directly, which may entail additional risks (see "Investing With Derivatives," below).

INVESTING WITH DERIVATIVES. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). Strategic Income Fund and Strategic Municipal Income Fund may invest in derivative instruments as a principal investment strategy. See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

Risks of Investing with Derivatives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter ("OTC") derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

TEMPORARY INVESTMENTS. Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment goals, and in the case of Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, and Intermediate New York Fund, could result in current income subject to federal and state income taxes.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

To open an account to purchase Class A, Class C, Class D or Class I shares of the Funds, complete and sign an account application and give it, along with your check, to your financial intermediary. If there is no application accompanying this Prospectus, please call 1-800-847-0200. Effective August 1, 2009, Class B shares of a Fund are no longer available for purchase. See "Buying and Selling Class B Shares" below for additional details.

You may add to an existing account by mail, wire, or through your financial intermediary. Add to your account by mailing a check made payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial intermediary by telephoning your intermediary. You may also add to an existing account through Thornburg's Automatic Investment Plan. See "Investor Services - Automatic Investment Plan," below, or telephone us at 1-800-847-0200.

For a discussion of the investment minimums applicable to initial and subsequent purchases of each class of shares, see "Purchase and Sale of Fund Shares" on page __ of this Prospectus. These minimums may be waived under certain circumstances.

Please see "Transaction Details" below for more detail on the process for purchasing Fund shares.

THE FUNDS OFFER DIFFERENT SHARE CLASSES

Each Fund offers Class A and Class I shares. Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund offer Class C shares. Intermediate New Mexico Fund offers Class D shares. Government Fund, Value Fund and International Value Fund previously offered Class B shares; however, effective August 1, 2009, those Funds ceased selling Class B Shares. See "Buying and Selling Class B Shares" below for additional detail. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each share class of a particular Fund has common investment objectives and a common investment portfolio. Each share class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial intermediaries who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through securities dealers, brokers, independent financial advisors and others who have agreements with the Funds' distributor, Thornburg Securities Corporation ("TSC"), or, under certain circumstances, through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund may also issue one or more other classes of shares not offered through this Prospectus. Those share classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at 1-800-847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial intermediary who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase or redeem shares, the price is based on the net asset value ("NAV") next determined after receipt of your order in proper form. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business. See "Transaction Details," below.

COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, financial advisors, retirement plans, and trust companies (each, a "financial intermediary" and collectively, "financial intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the class of shares, the identity of the financial intermediary, and how the investor holds Fund shares.

Commissions and other sales charges paid by the investor when buying or redeeming Fund shares are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," "Buying Class C Shares" and "Buying Class I Shares." No such charges are currently paid by an investor when buying or redeeming Class D shares.

Amounts which could be paid by each Fund in connection with Rule 12b-1 plans are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," "Buying Class C Shares" and "Buying Class D Shares." No such amounts are currently paid by the Funds with respect to Class I shares.

Thornburg and TSC may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to financial intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information.
These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that the services provided by these financial intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds. Except in unusual circumstances, Thornburg will not pay these amounts to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum.

In addition, some financial intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the investor's financial intermediary.

PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS

Some of the Funds offer classes of shares that are intended for sale specifically to employer-sponsored retirement plans. These "Class R" shares are described in more detail in a separate "Retirement Plan Shares" prospectus, which you can obtain through your financial intermediary or by contacting a Fund Support Representative at 1-800-847-0200. No employer-sponsored retirement plan may purchase Class A or Class I shares of a Fund that also offers Class R shares unless the employer-sponsored retirement plan meets the applicable investment minimums for the class of shares to be purchased and: (i) the administrator or sponsor of the plan has, before July 1, 2007, established an account through which Class A or Class I shares of a Fund may be purchased or entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares; or (ii) the purchase of Class A or Class I shares is made through a clearly defined "wrap" asset allocation program or other fee-based brokerage account that does not make the Fund's Class R shares available to investors. An employer-sponsored retirement plan which meets the foregoing eligibility requirements to purchase a Fund's Class A shares will generally be eligible to purchase those Class A shares with no sales charge, as described in more detail below in "Buying Class A Shares - Sales Charge Waivers."

As used herein, the term "employer-sponsored retirement plan" includes group profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code. Retail non-retirement accounts, individual retirement accounts ("IRAs"), Roth IRAs, SIMPLE IRAs, individual ("solo") and certain small employer 401(k) plans, individual profit sharing plans, individual 403(b) plans, Simplified Employee Pensions ("SEPs"), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered employer-sponsored retirement plans and are not subject to this restriction on purchases. "Small employer," for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at the NAV next determined after your order is received in proper form. The sales charge is shown in the table below. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares of Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund redeemed or exchanged within 30 days of purchase (not including the automatic conversion of any Class B shares into Class A shares at the end of eight years) are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution-related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class A Shares Total Sales Charges
                                    As Percentage      As Percentage
                                  of Offering Price    of Net Asset Value
                                  -----------------    ------------------
Limited Term Funds (National, California, Government,and Income Funds)
----------------------------------------------------------------------
Less than $250,000.00              1.50%                  1.52%
$250,000 to 499,999.99             1.25%                  1.27%
$500,000 to 999,999.99             1.00%                  1.01%
$1,000,000 and over                0.00%*                 0.00%*

Strategic Municipal Income Fund and each of the Intermediate Term Funds (National, New Mexico and New York Funds)
-----------------------------------------------------------------------
Less than $250,000.00              2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and over                0.00%*                 0.00%*

Strategic Income Fund and each of the Equity Funds (Value, International Value, Growth, International Growth, Income Builder and Global Opportunities Funds)
----------------------------------------------------------------------------
Less than $50,000                  4.50%                  4.71%
$50,000 to 99,999.99               4.00%                  4.17%
$100,000 to 249,999.99             3.50%                  3.63%
$250,000 to $499,999.99            3.00%                  3.09%
$500,000 to 999,999.99             2.00%                  2.04%
$1,000,000 and over                0.00%*                 0.00%*

<F*> There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge ("CDSC") will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 1/2 of 1% for Strategic Municipal Income Fund and the Limited Term and Intermediate Term Funds shown above, 1% for Strategic Income Fund and for the Equity Funds shown above, and is not subject to waiver or reduction. TSC intends to pay a commission to financial intermediaries who place an order for a single purchaser for Strategic Municipal Income Fund or for any of the Limited Term or Intermediate Term funds of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order exceeding $2 million up to $4 million, and 0.25% for any portion of the order exceeding $4 million. TSC intends to pay a commission to financial advisors who place an order for a single purchaser for Strategic Income Fund or for any of the Equity Funds of up to 1% for any portion of the order from $1 million to $2 million, 0.7% for any portion of the order exceeding $2 million up to $4 million, and 0.5% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

     At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws.

Because the annual fees for Class A shares of each Fund are lower than the fees for Class B, C or D shares of the same Fund, any dividends paid by the Fund will be higher for the Class A shares of the Fund than for Class B, C or D shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class B, C or D shares of each Fund for a given amount invested.

If you are among the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, but you are not eligible to purchase Class I shares, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Rights of Accumulation or Letter of Intent, you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial intermediary information on any existing investment in the Fund or intention to make further purchases in the future, so that the investor can take full advantage of sales charge discounts, or the Rights of Accumulation or Letter of Intent described below. This information ordinarily can be shown by account statements for each account relied upon to obtain the sales charge reduction, showing the accountholder names, tax identification number, share amounts, transactions and other information which serves as a basis for the sales charge reduction. In addition, purchases under the Rights of Accumulation may require additional information regarding your relationship to a family member or business entity whose account is considered in determining the accumulation amount.

You also may view the Funds' Prospectus, including this discussion of sales charges and waivers, by going to "Forms and Literature" on the Thornburg website at www.thornburg.com, and clicking the hyperlink to view the current Prospectus.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION. If you intend to invest, over the course of 13 or fewer months, an amount of money in Class A shares that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a Letter of Intent ("LOI"). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of shares in the Fund to obtain the difference. Purchases of Class A shares of different Thornburg Funds, made in your qualifying accounts (as defined below), will be counted in determining if the goal is met. The dollar price of each purchase of Thornburg Fund Class A shares, through each qualifying account, is added to the dollar price of the Class A shares you previously purchased under the LOI. Letters of Intent only apply to purchases made after the letter is signed and delivered to your financial intermediary, and must reference the qualifying accounts.

You may qualify for a reduced sales charge under Rights of Accumulation when your current purchase of Class A shares of any of the Funds in this Prospectus, added to the value of the Class A, Class B, Class C, Class D and Class I shares of all Thornburg Funds in your qualifying accounts, passes one of the sales charge breakpoints displayed in the sales charge table for Class A shares shown above.

For purposes of any sales charge reductions for which you may qualify under either a Letter of Intent or Rights of Accumulation, "qualifying accounts" are defined as follows:

     - Accounts under your name (alone or with other accountholders) with your federal tax identification number, shown on the Fund's records as opened by the same financial advisor or firm through which you are making your current purchase of Class A shares; and

     - Accounts under the name of persons in your household having the same mailing address as identified in your account application and opened by the same financial intermediary through which you are making your current purchase of Class A shares.

If you believe you qualify for these discounts with regard to any purchase, you must notify your financial intermediary at the time of purchase to receive a reduced sales charge and must provide all applicable account numbers as described above.

Please Note: the discounts available through the Letter of Intent or Rights of Accumulation will not apply if your shares are held through financial intermediaries other than the financial intermediary through which you are making your current purchase of shares. You should also note that these discounts do not apply to shares held in Thornburg Investment Management Separate Accounts or in employer-sponsored retirement plans.

SALES CHARGE WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC, the Funds' transfer agent (BFDS) or your financial intermediary at the time you purchase shares that you belong to one of the categories below. A redemption fee of 1.00% of the amount redeemed will apply to redemptions or exchanges of Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund Class A and Class I shares within 30 days of purchase. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of the same Fund and through the same account, up to the amount you previously redeemed.

AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by Thornburg), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the Financial Industry Regulatory Authority ("FINRA"); employees of financial planning firms who place orders for the Fund through a member in good standing with FINRA; the families of both types of employees. Orders must be placed through a FINRA member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for services, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% (1% for Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund) applies to shares redeemed within one year of purchase. This contingent deferred sales charge is not waived or reduced under any circumstances.

THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or TSC.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; or (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PURCHASES PLACED BY AN EMPLOYER-SPONSORED RETIREMENT PLAN, provided: (i) the plan's administrator or other plan sponsor has, before July 1, 2007, established an account through which Class A shares have been purchased or has entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares; or (ii) the purchase is made through a clearly defined "wrap" asset allocation program or other fee-based brokerage account that does not make the Fund's retirement class shares available to investors.

PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 1% (1/2 of 1% for Strategic Municipal Income Fund and the Limited Term or Intermediate Term Funds and 1% for Strategic Income Fund and for the Equity Funds) to financial intermediaries who place orders for these purchases.

BUYING AND SELLING CLASS B SHARES. Effective August 1, 2009, Government Fund, Value Fund, and International Value Fund ceased selling Class B shares. Any investment received by Government Fund, Value Fund or International Value Fund that is intended for the purchase of Class B shares will instead be invested in Class A shares of the Fund, subject to applicable sales charges. If you held Class B shares of a Fund on August 1, 2009, you may continue to hold those shares until they convert to Class A shares at the end of eight years. You may also still exchange your Class B shares for Class B shares of another Thornburg Fund until the conversion of your shares to Class A, subject to availability and applicable exchange restrictions (see "Investor Services; Exchanging Shares," below for a description of those exchange restrictions).
Additionally, if you held Class B shares on August 1, 2009 and elect to reinvest any dividends or capital gains distributions in additional shares of your Fund, those dividends or capital gains distributions will continue to be reinvested in Class B shares until the shares convert to Class A.

Class B shares are sold at the NAV next determined after your order is received in proper form. Class B shares are subject to a contingent deferred sales charge ("CDSC") if the shares are redeemed within seven years of purchase. The CDSC decreases over time as follows:

CDSC

One      Two     Three   Four    Five     Six    Seven   Eight or More
Year     Years   Years   Years   Years   Years   Years       Years
----     -----   -----   ------  -----   -----   -----   -------------
5.00%    4.25%   3.50%   2.75%   2.00%   1.25%    .50%        none

The percentage is calculated based on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Shares not subject to the CDSC are considered redeemed first. In addition, the CDSC will be waived for shares redeemed because of (1) the death of an account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. The conditions of those waivers are described in the Statement of Additional Information. Class B shares convert to Class A shares at the end of eight years.

Class B shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution-related services. Class B shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's Class B shares and to pay for commissions and other distribution expenses. Class B shares are subject to the Distribution Plan fees until conversion to Class A shares at the end of eight years, when the shares are subject only to the service fee. Because the service fee and the distribution fee are paid out of the class's assets on an ongoing basis (limited to eight years for the distribution fee), over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Investors who own Class B shares may not exchange into other classes of shares of Thornburg Funds, but they may exchange into Class B shares of Government Fund, Value Fund or International Value Fund.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge ("CDSC") if the shares are redeemed within one year of purchase. The CDSC is 1/2 of 1% for Limited Term National Fund, Limited Term California Fund, Government Fund and Income Fund, 3/5 of 1% for Intermediate National Fund and Strategic Municipal Income Fund and 1% for Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase of up to 10% of the account value as of the time you set up the plan. See "Systematic Withdrawal Plan" below. The CDSC will not be charged for redemptions of Class C shares purchased through a qualified retirement plan when the administrator or other plan sponsor has entered into an agreement with the Funds' distributor, TSC, for a waiver of the CDSC. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution-related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

TSC will not accept any order for Class C shares which it is able to determine will exceed $1,000,000, when added together with the value of shares in all Thornburg Funds owned by the investor through the same account or qualifying account as described under the Rights of Accumulation section. TSC may not be able to determine each instance in which this limitation applies because shareholder account information may be maintained by financial intermediaries, and may not be available to TSC. Investors planning large purchases of Class C shares, or cumulative purchases of Class C shares over time, should consult with their financial intermediary about the higher annual fees for Class C shares and consider if it would be more advantageous to purchase Class A shares under a Letter of Intent or Rights of Accumulation. See "Buying Class A Shares."

If your investment horizon is relatively short and you do not qualify to purchase Class I Shares or Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

BUYING CLASS D SHARES. Class D shares are sold at the NAV next determined after your order is received. Class D shares are currently available only for Intermediate New Mexico Fund. Class D shares are not subject to a CDSC upon redemption. Class D shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder-related services. Class D shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class D shares.

BUYING CLASS I SHARES. Class I shares are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the NAV per share next determined after your purchase order is received in proper form. Shares of Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund redeemed or exchanged within 30 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of redemption or exchange. Class I shares are also subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse Thornburg for costs to obtain shareholder and distribution-related services from persons who sell Fund shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has advised that it has no current intention to seek a reimbursement of any expenses under the plan for Class I shares. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the costs of your investment and might cost more than paying other types of sales charges.

Investors who hold Class I shares of the Fund through a wrap or fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider's program and the class of shares they would receive upon such a conversion.

Class I shares also may be available to purchasers who are determined under procedures established by the Trustees to have acquired their shares under special circumstances not involving any sales expenses to the Fund or TSC, and not involving any expected administrative services by the Fund or Thornburg exceeding services customarily provided for Class I shares.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and families and trusts established for the benefit of any of the foregoing, may also purchase Class I shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares, either by selling them back to the Fund or by selling the shares through your financial intermediary (in which latter case, you should consult your financial intermediary for procedures governing redemption through the intermediary's firm). Your shares will be redeemed by the Fund at the NAV per share next determined after your order is received in proper form. Class A and Class I Shares of Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund redeemed or exchanged within 30 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a combined net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To sell shares in an account, you may use any of the following methods:

Written Instructions
--------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Medallion signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor or General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as the custodian's name appears on the account.

     Trust. Instructions must be signed by the trustee, showing trustee's capacity. If trustee's name is not on the account registration, provide a copy of trust document certified within the last 60 days.

     Corporation or Association. Instructions must be signed by a person authorized to sign on the account. A Medallion signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, or Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem your shares by telephoning a Fund Support Representative at 1-800-847-0200. See "Investor Services," below, or telephone 1-800-847-0200 for more information.

Redeem Through Financial Intermediary
-------------------------------------
Consult with your financial intermediary. Your financial intermediary may charge a fee.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge ("CDSC") imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan of up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone a Fund Support Representative at 1-800-847-0200.

Certain Requests Must Include a Medallion Signature Guarantee
-------------------------------------------------------------
It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a Medallion signature guarantee if any of the following situations apply:

 * You wish to redeem more than $25,000 worth of shares;
 * Your account registration has changed within the last 30 days;
 * The check is being mailed to a different address than the one on your account (record address);
 * The check is being made payable to someone other than the account owner;
 * The redemption proceeds are being transferred to a Thornburg account with a different registration; or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a Medallion signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program ("STAMP"). The STAMP Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

INVESTOR SERVICES

Fund Information
----------------
Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. If you call during these times, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Confirmation statements after every transaction affecting your account.
   .  Monthly account statements (except Strategic Income Fund, Value
      Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund, which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------
One easy way to pursue your financial goals is to invest money regularly, which you can do by signing up for Thornburg's Automatic Investment Plan. Under this plan, shareholders with existing accounts in a Fund can arrange for a predetermined amount of money to be withdrawn from their bank account and invested in that Fund's shares at periodic intervals. The minimum amount that can be invested in a Fund at each periodic interval is $100, unless a different minimum is specified by the financial intermediary through whose brokerage account you are investing. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Support Representative for more information.

Exchanging Shares
-----------------
As a shareholder you have the privilege of exchanging shares of any class of a Thornburg Fund for shares of the same class of another Thornburg Fund. You should note:

   . The Fund you are exchanging into must be qualified for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   .  Before exchanging into a Fund, read the Prospectus for that Fund.
   . Exchanges for shares of another Thornburg Fund will be treated as a sale of your shares for tax purposes and, therefore, an exchange may have tax consequences for you. See "Taxes" below for more information.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. See "Transaction Details -
      Excessive Trading" below.
   . Exchanges out of Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund Class A and Class I shares within 30 days of purchase will be subject to a redemption fee of 1.00% of the value of the shares exchanged. See "Transaction Details - Excessive Trading" below.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of any Fund.
   . Class B shares of any Thornburg Fund may be exchanged for Class B shares of any other Thornburg Fund which offers Class B shares, subject to the other conditions for exchanges. You will not pay a CDSC on the Class B shares you exchange. Any CDSC will be charged when you redeem the shares you received in the exchange. The amount of the CDSC will be based on the period from when you purchased the original shares until you redeem the shares you received in the exchange.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative at 1-800-847-0200. Money may be wired or sent via Automated Clearing House ("ACH") to the bank account designated on your account application or sent to you by check. The minimum wire redemption amount is $1,000, and the minimum check redemption amount is $50. Telephone redemptions sent via Federal Funds wire generally will be credited to your bank account on the business day after your shares are redeemed.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling a Fund Support Representative to obtain a telephone redemption application. Once you receive it, please fill it out, have it Medallion signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you may otherwise have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures may include recording of telephone transactions, sending written confirmation of such transactions within five days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------
Some financial intermediaries act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial intermediary, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial intermediaries to learn about the different options available for owning mutual fund shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange ("NYSE") is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Equity securities held by a Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, or where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where a Fund's management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value.

An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is not open for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different from the price the Fund is likely to obtain if it sought a bid for the security.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of the techniques used by Thornburg to reduce excessive trading. Because Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund may own securities listed primarily on foreign exchanges which trade on days the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial intermediary please note the following:

   . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
   . Except in limited situations at Thornbug's sole discretion, the Funds do not accept cash or cash equivalents. For this purpose, cash equivalents include, but are not limited to, cashier's checks, official bank checks, money orders, traveler's checks, and credit card checks.
   . The Funds do not accept third party checks (except for properly endorsed third party checks in connection with an IRA rollover).
   . If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial intermediary you may be charged a fee for this service. Please read your financial intermediary's program materials for any additional procedures, service features or fees that may apply.

Certain financial intermediaries which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial intermediary could be held liable for resulting fees or losses.

Each Fund may authorize certain financial intermediaries to receive on its behalf purchase and redemption orders received in good form, and some of those financial intermediaries may be authorized to designate other firms to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial intermediary or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized financial intermediary or its designee.

Financial intermediaries offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, TSC or Thornburg and the Funds, TSC and Thornburg are not responsible for errors or omissions of any financial intermediary offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

EXCESSIVE TRADING

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds' investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Thornburg Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund's securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. See also "Investor Services - Exchanging Shares" above.

A redemption fee of 1.00% is charged on redemptions and exchanges of Class A and Class I shares of Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund within 30 days of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading.
The Trustees have authorized Thornburg to waive the redemption fee in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The omnibus accountholders may also be unable to process and collect redemption fees or may refuse to do so. Consequently, a Fund may not be able to collect redemption fees from investors in omnibus accounts in some cases when those fees would ordinarily apply.

DIVIDENDS AND DISTRIBUTIONS

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Each of the fixed income Funds declares dividends from its net investment income daily and pays those dividends monthly. Strategic Income Fund and Income Builder Fund typically declare dividends from net investment income daily and pay those dividends quarterly. Value Fund, International Value Fund and Global Opportunities Fund typically declare and pay dividends from any net investment income quarterly, and Growth Fund and International Growth Fund are expected to follow the same practice in any periods when they have net investment income. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at any time.

Dividends from Net Investment Income
------------------------------------
1. Reinvestment Option. Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
-------------
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Investors should consider the tax implications of buying shares in a Fund just before a distribution. The money a Fund earns from its dividend, interest, capital gains and other income is reflected in the Fund's share price until it distributes the money. At that time the distribution is deducted from the share price. If you buy shares just before a Fund makes a distribution (and, in particular, a capital gains distribution), you will get back some of your money as a taxable distribution.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See "Taxes," below.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General
--------------------------
Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals or who hold Fund shares through individual retirement accounts or other tax-deferred accounts, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds
--------------------------------------------------------
Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund (the "Municipal Funds") intend to satisfy conditions that will enable them to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by a Fund, as "Exempt Interest Dividends." Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Municipal Funds of any net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U.S. government, its agencies and instrumentalities) will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions by each of the Municipal Funds of any net short-term capital gains realized by the Fund, and any distributions of income realized upon amortization of market discount on portfolio investments, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Net long-term capital gains distributed by the Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although realized gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail information to shareholders regarding the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes.")

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by a Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable. In that case, the portions of distributions made by the Fund relating to the taxable interest payments would be taxable to shareholders. If such determination by the Service is made retroactively, with respect to distributions made by a Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Distributions - Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund
----------------------------------------------------------------------------
Distributions to shareholders representing net investment income, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. The portion of distributions which is "qualified dividend income" because it is attributable to certain corporation dividends will be taxed to noncorporate shareholders at the reduced rate of federal income tax on long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds
-------------------------------------------------------------------
An investor's redemption of Fund shares, or exchange of shares for shares of another Fund, will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or exchange.

State Taxes
-----------
The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Funds are advised to consult their own tax advisors in that regard. Each Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individuals attributable to interest on municipal obligations originating in California, New Mexico and New York are not subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owned shares in Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations owned by the Fund and originating in New Mexico. Additionally, individual shareholders of Intermediate New York Fund are not subject to New York City income taxes on interest dividends of the Fund attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). Intermediate New Mexico Fund and Intermediate New York Fund are nondiversified; the other series of the Trust are diversified. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISOR

The Funds are managed by Thornburg Investment Management, Inc. ("Thornburg"). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares of each Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year, the investment advisory and administrative services fee rates for each of the Funds were:

                            Year (or fiscal period) Ended September 30, 2009
                                Advisory              Administrative
                                Fee Rate             Services Fee Rate
                              -------------   ----------------------------
                              (all classes)   Class A,B,C and D    Class I
                              -------------   -----------------    -------
Limited Term National Fund       0.40%             0.125%           0.05%
Intermediate National Fund       0.50%             0.125%           0.05%
Strategic Municipal Income Fund  0.75%             0.125%           0.05%
Limited Term California Fund     0.50%             0.125%           0.05%
Intermediate New Mexico Fund     0.50%             0.125%           0.05%
Intermediate New York Fund       0.50%             0.125%           0.05%
Government Fund                  0.38%             0.125%           0.05%
Income Fund                      0.50%             0.125%           0.05%
Strategic Income Fund            0.75%             0.125%           0.05%
Value Fund                       0.77%             0.125%           0.05%
International Value Fund         0.70%             0.125%           0.05%
Growth Fund                      0.83%             0.125%           0.05%
International Growth Fund        0.88%             0.125%           0.05%
Income Builder Fund              0.76%             0.125%           0.05%
Global Opportunities Fund        0.86%             0.125%           0.05%

The advisory fee rate for each Fund decreases as assets increase and increases as assets decrease in accordance with the following breakpoint schedules:

-----------------------------------------------------------
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------
           Net Assets of Fund             Advisory Fee Rate
           ------------------             -----------------
           0 to $500 million                  0.500%
           $500 million to $1 billion         0.400%
           $1 billion to $1.5 billion         0.300%
           $1.5 billion to $2 billion         0.250%
           Over $2 billion                    0.225%

----------------------------------------------------------------------
Intermediate National Fund, Intermediate New Mexico Fund, Intermediate New York Fund, and Income Fund
----------------------------------------------------------------------
          Net Assets of Fund             Advisory Fee Rate
          ------------------             -----------------
          0 to $500 million                   0.500%
          $500 million to $1 billion          0.450%
          $1 billion to $1.5 billion          0.400%
          $1.5 billion to $2 billion          0.350%
          Over $2 billion                     0.275%

---------------
Government Fund
---------------
          Net Assets of Fund             Advisory Fee Rate
          ------------------             -----------------
          0 to $1 billion                     0.375%
          $1 billion to $2 billion            0.325%
          Over $2 billion                     0.275%

---------------------------------------------------------
Strategic Municipal Income Fund and Strategic Income Fund
---------------------------------------------------------
         Net Assets of Fund             Advisory Fee Rate
         ------------------             -----------------
         0 to $500 million                    0.750%
         $500 million to $1 billion           0.675%
         $1 billion to $1.5 billion           0.625%
         $1.5 billion to $2 billion           0.575%
         Over $2 billion                      0.500%

-----------------------------------------------------------------------------
Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund
-----------------------------------------------------------------------------
         Net Assets of Fund             Advisory Fee Rate
         ------------------             -----------------
         0 to $500 million                    0.875%
         $500 million to $1 billion           0.825%
         $1 billion to $1.5 billion           0.775%
         $1.5 billion to $2 billion           0.725%
         Over $2 billion                      0.675%

A discussion regarding the basis for the approval of each Fund's Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year or fiscal period ended September 30, 2009.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Opening Your Account - Buying Fund Shares."

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers
-----------------------
The portfolio managers for each of the Funds are identified in the first part of this Prospectus. Some Funds have a single portfolio manager, and other Funds have co-portfolio managers who work together. Portfolio management at Thornburg is a collegial process. Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision. Portfolio managers are assisted by other employees of Thornburg.

The following disclosure provides information about each portfolio manager's recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Limited Term National Fund
--------------------------
George T. Strickland, a managing director of Thornburg, is a co-portfolio manager for the Municipal Funds and for Strategic Income Fund. Mr. Strickland has been one of the persons primarily responsible for management of the Municipal Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991.

Josh Gonze, a managing director of Thornburg, is a co-portfolio manager for the Municipal Funds. Mr. Gonze joined Thornburg in 1999 as an associate portfolio manager and was named a managing director in 2003. Before joining Thornburg, Mr. Gonze served as an associate director at Standard & Poor's, where he analyzed corporate bonds.

Christopher Ihlefeld, a managing director of Thornburg, is a co-portfolio manager for each Municipal Fund except Strategic Municipal Income Fund. Mr. Ihlefeld joined Thornburg in 1996 as a dealer services representative, and has also served as a program analyst, IT specialist, and bond analyst at the firm. Mr. Ihlefeld was named a managing director in 2006.

Intermediate National Fund
--------------------------
George T. Strickland (see description above under Limited Term National Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National Fund)

Strategic Municipal Income Fund
-------------------------------
George T. Strickland (see description above under Limited Term National Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ryon, CFA, a managing director of Thornburg, is a co-portfolio manager for the Fund. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard's Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard's intermediate and long-term municipal bond group.

Limited Term California Fund
----------------------------
George T. Strickland (see description above under Limited Term National Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National Fund)

Intermediate New Mexico Fund
----------------------------
George T. Strickland (see description above under Limited Term National Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National Fund)

Intermediate New York Fund
--------------------------
George T. Strickland (see description above under Limited Term National Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National Fund)

Government Fund
---------------
Jason Brady, CFA, a managing director of Thornburg, has been the portfolio manager of Government Fund and Income Fund and a co-portfolio manager of Income Builder Fund since February 2007 and has been a co-portfolio manager of Strategic Income Fund since its inception. Mr. Brady joined Thornburg as an associate portfolio manager in October 2006 and was named a managing director in January 2007. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Income Fund
-----------
Jason Brady (see description above under Government Fund)

Lon Erickson, CFA, a managing director of Thornburg, has been a co-portfolio manager of Income Fund since February 2010. Mr. Erickson joined Thornburg in 2007 and was named a managing director in January 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Strategic Income Fund
---------------------
George T. Strickland (see description above under Limited Term National Fund)

Jason Brady (see description above under Government Fund)

Value Fund
----------
Edward Maran, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Maran joined Thornburg as an associate portfolio manager in 2002 and was named a managing director in 2004. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Connor Browne, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Browne joined Thornburg Investment Management in August of 2001 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

International Value Fund
------------------------
William V. Fries, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for the portfolio management of International Value Fund since its inception in 1998. Mr. Fries was also one of the persons primarily responsible for the portfolio management of Value Fund from its inception in 1995 through 2009. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company.

Wendy Trevisani, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mrs. Trevisani joined Thornburg Investment Management as an associate portfolio manager in 1999, and was named a managing director in 2003. Her responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Lei Wang, CFA, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Growth Fund
-----------
Alexander M.V. Motola, CFA, a managing director of Thornburg, is the portfolio manager of Growth Fund and International Growth Fund. Mr. Motola has served as the portfolio manager of Growth Fund since January 2001. Mr. Motola has served as a co-portfolio manager or portfolio manager of International Growth Fund from its inception in February 2007. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities (including portfolio manager, associate portfolio manager, equity trader, and equity specialist) at other investment firms.

International Growth Fund
-------------------------
Alexander M.V. Motola (see description above under Growth Fund)

Income Builder Fund
-------------------
Brian J. McMahon, the president of Thornburg Investment Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been a co-portfolio manager of Income Builder Fund since that Fund's inception in December 2002 and a co-portfolio manager of Global Opportunities Fund since that Fund's inception in July 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 15 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients.

Jason Brady (see description above under Government Fund)

Cliff Remily, CFA, a managing director of Thornburg, has been a co-portfolio manager of Income Builder Fund since February 2010. Mr. Remily joined Thornburg as an equity research analyst in 2006, was promoted to associate portfolio manager in 2008, and was named a managing director in January 2010. Before joining Thornburg, Mr. Remily worked as an acquisition analyst for Kennedy Associates Real Estate Counsel, as an equity analyst for Zack's Investment Research Firm, and as an intern-equity research analyst for Brandes Investment Partners.

Global Opportunities Fund
-------------------------
Brian J. McMahon (see description above under Income Builder Fund)

W. Vinson Walden, a managing director of Thornburg since 2004, has been a co-portfolio manager of the Global Opportunities Fund since that Fund's inception in July 2006. Joining Thornburg in 2002, Mr. Walden served as an associate portfolio manager for Funds of the Trust. Mr. Walden was an associate portfolio manager for another investment management firm before joining Thornburg.

TRUSTEES

The Funds are managed by Thornburg under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the 1940 Act, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, Chairman of Trustees since 1987

Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, and Thornburg Investment Trust in 1987. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor to the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute-New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, Trustee since 2001, member of Governance and Nominating Committee

Brian McMahon is the president of Thornburg Investment Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 16 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, Trustee since 2001, Chairman of Audit Committee

David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies. Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He has served various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, Trustee since 2004, Chairman of Governance and Nominating Committee

Eliot Cutler is Senior Counsel with the law firm of Akin Gump Strauss Hauer & Feld, LLP. He was an environmental and land use lawyer for more than 25 years, participating in the planning, permitting, funding and construction of facilities for public and private sector clients. He subsequently opened and managed the Beijing office for Akin Gump, representing both American firms in China and Chinese clients investing outside China. Mr. Cutler was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, Trustee since 2004, member of Audit Committee

Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical
Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.

Owen D. Van Essen, Trustee since 2004, member of Governance and Nominating Committee

Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, Trustee since 1996, member of Audit Committee

James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2009 for each Fund appears in the financial statements for the Fund, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. No information is presented for Class I shares of Intermediate New York Fund because that Fund expects to commence offering Class I shares on February 1, 2010.

The report of PricewaterhouseCoopers LLP, together with each Fund's financial statements, is included in each Fund's Annual Report, which is available upon request.




THORNBURG LIMITED TERM MUNICIPAL FUND
-------------------------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $13.22     $13.49     $13.53     $13.59     $13.83
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.47       0.48       0.46       0.44       0.40
   Net realized and unrealized
     gain (loss) on investments                      0.78      (0.27)     (0.04)     (0.06)     (0.24)
                                                   ---------------------------------------------------
Total from investment operations                     1.25       0.21       0.42       0.38       0.16
Less dividends from:
   Net investment income                            (0.47)     (0.48)     (0.46)     (0.44)     (0.40)
                                                   ---------------------------------------------------
Change in net asset value                            0.78      (0.27)     (0.04)     (0.06)     (0.24)

NET ASSET VALUE, end of year                       $14.00     $13.22     $13.49     $13.53     $13.59
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                      9.67%      1.54%      3.18%      2.87%      1.16%
Ratios to average net assets:
   Net investment income                             3.50%      3.54%      3.43%      3.28%      2.91%
   Expenses, after expense reductions                0.86%      0.89%      0.90%      0.91%      0.90%
   Expenses, after expense reductions
     and net of custody credits                      0.86%      0.88%      0.90%      0.90%      0.90%
   Expenses, before expense reductions               0.86%      0.89%      0.90%      0.91%      0.90%
Portfolio turnover rate                             12.18%     17.78%     21.35%     23.02%     27.80%

Net assets at end of year (000)                 $1,040,628   $705,238   $696,717   $833,189   $967,650

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG LIMITED TERM MUNICIPAL FUND
-------------------------------------                          Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $13.24     $13.51    $13.55     $13.62     $13.86
                                                   --------------------------------------------------
Income from investment operations:
   Net investment income                             0.43       0.44      0.43       0.41       0.36
   Net realized and unrealized
     gain (loss) on investments                      0.79      (0.27)    (0.04)     (0.07)     (0.24)
                                                   --------------------------------------------------
Total from investment operations                     1.22       0.17      0.39       0.34       0.12
Less dividends from:
   Net investment income                            (0.44)     (0.44)    (0.43)     (0.41)     (0.36)
                                                   --------------------------------------------------
Change in net asset value                            0.78      (0.27)    (0.04)     (0.07)     (0.24)

NET ASSET VALUE, end of year                       $14.02     $13.24    $13.51     $13.55     $13.62
                                                   ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         9.37%      1.26%     2.90%      2.52%      0.89%
Ratios to average net assets:
   Net investment income                             3.21%      3.26%     3.15%      3.00%      2.63%
   Expenses, after expense reductions                1.13%      1.17%     1.19%      1.18%      1.18%
   Expenses, after expense reductions
     and net of custody credits                      1.13%      1.16%     1.18%      1.18%      1.18%
   Expenses, before expense reductions               1.63%      1.67%     1.68%      1.68%      1.68%
Portfolio turnover rate                             12.18%     17.78%    21.35%     23.02%     27.80%

Net assets at end of period (000)                 $206,952    $99,972   $86,564    $105,436   $140,606


THORNBURG LIMITED TERM MUNICIPAL FUND
-------------------------------------

                                                                Year Ended Sept. 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year

Net asset value, beginning of year                 $13.22     $13.49     $13.53     $13.59     $13.83
                                                   --------------------------------------------------
Income from investment operations:
   Net investment income                             0.51       0.52       0.51       0.49       0.44
   Net realized and unrealized
     gain (loss) on investments                      0.79      (0.27)     (0.04)     (0.06)     (0.24)
                                                   ---------------------------------------------------
Total from investment operations                     1.30       0.25       0.47       0.43       0.20

Less dividends from:
   Net investment income                            (0.52)     (0.52)     (0.51)     (0.49)     (0.44)
                                                   ---------------------------------------------------
Change in net asset value                            0.78      (0.27)     (0.04)     (0.06)     (0.24)

NET ASSET VALUE, end of year                       $14.00     $13.22     $13.49     $13.53     $13.59
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                        10.03%      1.88%      3.53%      3.22%      1.50%
Ratios to average net assets:
   Net investment income                             3.81%      3.88%      3.78%      3.62%      3.25%
   Expenses, after expense reductions                0.53%      0.55%      0.57%      0.57%      0.57%
   Expenses, after expense reductions
     and net of custody credits                      0.53%      0.55%      0.57%      0.57%      0.57%
   Expenses, before expense reductions               0.53%      0.55%      0.57%      0.57%      0.57%
Portfolio turnover rate                             12.18%     17.78%     21.35%     23.02%     27.80%

Net assets at end of period (000)                  $865,827   $437,393   $303,716   $285,878   $290,369



THORNBURG INTERMEDIATE MUNICIPAL FUND
-------------------------------------                         Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $12.47     $13.15     $13.30     $13.33     $13.48
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.54       0.52       0.51       0.49       0.49
   Net realized and unrealized
     gain (loss) on investments                      0.93      (0.68)     (0.15)     (0.03)     (0.15)
                                                   ---------------------------------------------------
Total from investment operations                     1.47      (0.16)      0.36       0.46       0.34
Less dividends from
   Net investment income                            (0.54)     (0.52)     (0.51)     (0.49)     (0.49)
                                                   ---------------------------------------------------
Change in net asset value                            0.93      (0.68)     (0.15)     (0.03)     (0.15)

NET ASSET VALUE, end of year                       $13.40     $12.47     $13.15     $13.30     $13.33
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                     12.12%     (1.33)%     2.74%      3.57%      2.57%
Ratios to average net assets:
   Net investment income                             4.26%      3.95%      3.84%      3.74%      3.66%
   Expenses, after expense reductions                0.98%      0.96%      0.99%      0.99%      0.99%
   Expenses, after expense reductions
     and net of custody credits                      0.98%      0.95%      0.98%      0.99%      0.99%
   Expenses, before expense reductions               0.98%      0.96%      0.99%      1.00%      1.01%
Portfolio turnover rate                             15.15%     22.00%     22.55%     18.95%     20.06%

Net assets at end of year (000)                    $337,037   $311,435   $333,800   $366,702   $362,783

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG INTERMEDIATE MUNICIPAL FUND
-------------------------------------                          Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $12.48     $13.16     $13.31     $13.34     $13.50
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.50       0.48       0.47       0.46       0.46
   Net realized and unrealized
     gain (loss) on investments                      0.94      (0.68)     (0.15)     (0.03)     (0.16)
                                                   ---------------------------------------------------
Total from investment operations                     1.44      (0.20)      0.32       0.43       0.30
Less dividends from:
   Net investment income                            (0.50)     (0.48)     (0.47)     (0.46)     (0.46)
                                                   ---------------------------------------------------
Change in net asset value                            0.94      (0.68)     (0.15)     (0.03)     (0.16)

NET ASSET VALUE, end of year                       $13.42     $12.48     $13.16     $13.31     $13.34
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                        11.90%     (1.61)%     2.48%      3.31%      2.24%
Ratios to average net assets:
   Net investment income                             3.99%      3.67%      3.59%      3.49%      3.41%
   Expenses, after expense reductions                1.24%      1.25%      1.24%      1.24%      1.25%
   Expenses, after expense reductions
     and net of custody credits                      1.24%      1.24%      1.24%      1.24%      1.24%
   Expenses, before expense reductions               1.76%      1.75%      1.78%      1.78%      1.80%
Portfolio turnover rate                             15.15%     22.00%     22.55%     18.95%     20.06%

Net assets at end of year (000)                    $80,571    $59,243    $53,890    $55,497    $55,382


THORNBURG INTERMEDIATE MUNICIPAL FUND
-------------------------------------                          Year Ended September 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year                 $12.45     $13.13     $13.28     $13.31     $13.46
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.57       0.56       0.55       0.54       0.53
   Net realized and unrealized
     gain (loss) on investments                      0.94      (0.68)     (0.15)     (0.03)     (0.15)
                                                   ---------------------------------------------------
Total from investment operations                     1.51      (0.12)      0.40       0.51       0.38
Less dividends from:
   Net investment income                            (0.57)     (0.56)     (0.55)     (0.54)     (0.53)
                                                   ---------------------------------------------------
Change in net asset value                            0.94      (0.68)     (0.15)     (0.03)     (0.15)

NET ASSET VALUE, end of year                       $13.39     $12.45     $13.13     $13.28     $13.31
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                        12.56%     (1.02)%     3.06%      3.90%      2.90%
Ratios to average net assets:
   Net investment income                             4.59%      4.28%      4.16%      4.07%      3.98%
   Expenses, after expense reductions                0.66%      0.64%      0.67%      0.67%      0.67%
   Expenses, after expense reductions
     and net of custody credits                      0.66%      0.63%      0.67%      0.67%      0.67%
   Expenses, before expense reductions               0.68%      0.64%      0.73%      0.75%      0.77%
Portfolio turnover rate                             15.15%     22.00%     22.55%     18.95%     20.06%

Net assets at end of year (000)                    $125,709   $171,848   $125,890   $89,589    $52,037



STRATEGIC MUNICIPAL INCOME FUND
-------------------------------
                                                   Period
                                                   Ended September 30,
                                                   2009(a)
Class A Shares:
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $11.94
                                                   -------
Income from investment operations:
   Net investment income                             0.29
   Net realized and unrealized
     gain (loss) on investments                      1.91
                                                   -------
Total from investment operations                     2.20
Less dividends from:
   Net investment income                            (0.28)
                                                   -------
Change in net asset value                            1.92

NET ASSET VALUE, end of period                     $13.86
                                                   =======
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     18.65%
Ratios to average net assets:
   Net investment income                             4.71%(c)
   Expenses, after expense reductions                1.25%(c)
   Expenses, after expense reductions
     and net of custody credits                      1.25%(c)
   Expenses, before expense reductions               2.92%(c)
Portfolio turnover rate                             14.37%
Net assets at end of period (000)                  $11,761

<Fa>  Fund commenced operations on April 1, 2009.
<Fb>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc>  Annualized.


STRATEGIC MUNICIPAL INCOME FUND
-------------------------------
                                                   Period
                                                   Ended September 30,
                                                   2009(a)
Class C Shares:
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $11.94
                                                   -------
Income from investment operations:
   Net investment income                             0.27
   Net realized and unrealized
     gain (loss) on investments                      1.93
                                                   -------
Total from investment operations                     2.20
Less dividends from:
   Net investment income                            (0.27)
                                                   -------
Change in net asset value                            1.93

NET ASSET VALUE, end of period                     $13.87
                                                   =======
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     18.58%
Ratios to average net assets:
   Net investment income                             4.40%(c)
   Expenses, after expense reductions                1.55%(c)
   Expenses, after expense reductions
     and net of custody credits                      1.55%(c)
   Expenses, before expense reductions               6.40%(c)(d)
Portfolio turnover rate                             14.37%
Net assets at end of period (000)                  $3,684

<Fa>  Fund commenced operations on April 1, 2009
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.
<Fd>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.


STRATEGIC MUNICIPAL INCOME FUND
-------------------------------
                                                   Period
                                                   Ended September 30,
                                                   2009 (a)
Class I Shares:
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $11.94
                                                   -------
Income from investment operations:
   Net investment income                             0.31
   Net realized and unrealized
     gain (loss) on investments                      1.92
                                                   -------
Total from investment operations                     2.23
Less dividends from:
   Net investment income                            (0.30)
                                                   -------
Change in net asset value                            1.93

NET ASSET VALUE, end of period                     $13.87
                                                   =======
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     18.87%
Ratios to average net assets:
   Net investment income                             4.90%(c)
   Expenses, after expense reductions                0.99%(c)
   Expenses, after expense reductions
     and net of custody credits                      0.99%(c)
   Expenses, before expense reductions               2.12%(c)
Portfolio turnover rate                             14.37%
Net assets at end of period (000)                  $18,562

<Fa>  Fund commenced operations on April 1, 2009.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.


THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND
------------------------------------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $12.49     $12.73     $12.77     $12.79     $13.02
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.44       0.42       0.43       0.40       0.36
   Net realized and unrealized
     gain (loss) on investments                      0.60      (0.24)     (0.04)     (0.02)     (0.23)
                                                   ---------------------------------------------------
Total from investment operations                     1.04       0.18       0.39       0.38       0.13
Less dividends from:
   Net investment income                            (0.44)     (0.42)     (0.43)     (0.40)     (0.36)
                                                   ---------------------------------------------------
Change in net asset value                            0.60      (0.24)     (0.04)     (0.02)     (0.23)

NET ASSET VALUE, end of year                       $13.09     $12.49     $12.73     $12.77     $12.79
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                      8.50%      1.42%      3.10%      3.06%      0.98%
Ratios to average net assets:
   Net investment income                             3.48%      3.32%      3.37%      3.17%      2.75%
   Expenses, after expense reductions                0.98%      1.00%      0.99%      0.92%      1.00%
   Expenses, after expense reductions
     and net of custody credits                      0.98%      0.98%      0.99%      0.87%      0.99%
   Expenses, before expense reductions               0.99%      1.00%      1.01%      1.01%      1.02%
Portfolio turnover rate                             44.06%     34.88%     22.71%     25.77%     26.33%
Net assets at end of year (000)                    $79,455    $66,023    $67,183    $80,589    $111,102

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND
------------------------------------------------
                                                               Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $12.50     $12.74     $12.78     $12.80     $13.03
                                                   --------------------------------------------------
Income from investment operations:
   Net investment income                             0.41       0.39       0.40       0.37       0.32
   Net realized and unrealized
     gain (loss) on investments                      0.60      (0.24)     (0.04)     (0.02)     (0.23)
                                                   ---------------------------------------------------
Total from investment operations                     1.01       0.15       0.36       0.35       0.09
Less dividends from:
   Net investment income                            (0.41)     (0.39)     (0.40)     (0.37)     (0.32)
                                                   ---------------------------------------------------
Change in net asset value                            0.60      (0.24)     (0.04)     (0.02)     (0.23)

NET ASSET VALUE, end of year                       $13.10     $12.50     $12.74     $12.78     $12.80
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         8.22%      1.16%      2.85%      2.80%      0.73%
Ratios to average net assets:
   Net investment income                             3.23%      3.06%     3.13%      2.92%      2.50%
   Expenses, after expense reductions                1.24%      1.26%     1.24%      1.18%      1.25%
   Expenses, after expense reductions
     and net of custody credits                      1.24%      1.24%     1.23%      1.13%      1.24%
   Expenses, before expense reductions               1.76%      1.78%     1.79%      1.83%      1.82%
Portfolio turnover rate                             44.06%     34.88%    22.71%     25.77%     26.33%

Net assets at end of year (000)                    $26,004    $15,963    $14,449    $16,801    $20,021


THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND
------------------------------------------------
                                                               Year Ended Sept. 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year
Net asset value, beginning of year                 $12.50     $12.74     $12.78     $12.80     $13.03
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.48       0.47       0.47       0.44       0.40
   Net realized and unrealized
     gain (loss) on investments                      0.60      (0.24)     (0.04)     (0.02)     (0.23)
                                                   ---------------------------------------------------
Total from investment operations                     1.08       0.23       0.43       0.42       0.17
Less dividends from:
   Net investment income                            (0.48)     (0.47)     (0.47)     (0.44)     (0.40)
                                                   ---------------------------------------------------
Change in net asset value                            0.60      (0.24)     (0.04)     (0.02)     (0.23)

NET ASSET VALUE, end of year                       $13.10     $12.50     $12.74     $12.78     $12.80
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      8.86%      1.77%      3.44%      3.39%      1.31%
Ratios to average net assets:
   Net investment income                             3.81%      3.66%      3.71%      3.50%      3.09%
   Expenses, after expense reductions                0.65%      0.65%      0.66%      0.66%      0.68%
   Expenses, after expense reductions
     and net of custody credits                      0.65%      0.63%      0.65%      0.55%      0.67%
   Expenses, before expense reductions               0.65%      0.65%      0.68%      0.71%      0.73%

Portfolio turnover rate                             44.06%     34.88%     22.71%     25.77%     26.33%

Net assets at end of year (000)                    $41,186    $41,814    $31,918    $28,334    $30,843



THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
------------------------------------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $12.64     $13.10     $13.20     $13.22     $13.40
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.47       0.47       0.47       0.45       0.43
   Net realized and unrealized
     gain (loss) on investments                      0.99      (0.46)     (0.10)     (0.02)     (0.18)
                                                   ---------------------------------------------------
Total from investment operations                     1.46       0.01       0.37       0.43       0.25
Less dividends from:
   Net investment income                            (0.47)     (0.47)     (0.47)     (0.45)     (0.43)
                                                   ---------------------------------------------------
Change in net asset value                            0.99      (0.46)     (0.10)     (0.02)     (0.18)

NET ASSET VALUE, end of year                       $13.63     $12.64     $13.10     $13.20     $13.22
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                     11.79%      0.00%(b)   2.82%      3.31%      1.88%
Ratios to average net assets:
   Net investment income                             3.62%      3.56%      3.55%      3.41%      3.22%
   Expenses, after expense reductions                0.96%      0.97%      0.98%      0.99%      0.99%
   Expenses, after expense reductions
     and net of custody credits                      0.96%      0.95%      0.97%      0.98%      0.98%
   Expenses, before expense reductions               0.96%      0.97%      0.98%      0.99%      0.99%
Portfolio turnover rate                             14.12%     13.48%     17.38%     11.59%     16.63%
Net assets at end of year (000)                    $187,940   $163,928   $169,130   $196,163   $212,335

<Fa>  Sales loads are not reflected in computing total return.
<Fb>  Total return figure was less than 0.01%.


THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
------------------------------------------------
                                                               Year Ended September 30,
Class D Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $12.64     $13.11     $13.21     $13.23     $13.41
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.44       0.43       0.43       0.41       0.39
   Net realized and unrealized
     gain (loss) on investments                      0.99      (0.47)     (0.10)     (0.02)     (0.18)
                                                   ---------------------------------------------------
Total from investment operations                     1.43      (0.04)      0.33       0.39       0.21
Less dividends from:
   Net investment income                            (0.44)     (0.43)     (0.43)     (0.41)     (0.39)
                                                   ---------------------------------------------------
Change in net asset value                            0.99      (0.47)     (0.10)     (0.02)     (0.18)

NET ASSET VALUE, end of year                       $13.63     $12.64     $13.11     $13.21     $13.23
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                        11.50%     (0.35)%     2.57%      3.04%      1.62%
Ratios to average net assets:
   Net investment income                             3.35%      3.29%      3.30%      3.15%      2.96%
   Expenses, after expense reductions                1.23%      1.24%      1.23%      1.24%      1.25%
   Expenses, after expense reductions
     and net of custody credits                      1.23%      1.22%      1.23%      1.24%      1.24%
   Expenses, before expense reductions               1.73%      1.74%      1.77%      1.82%      1.83%
Portfolio turnover rate                             14.12%     13.48%     17.38%     11.59%     16.63%

Net assets at end of year (000)                    $17,301    $15,525    $13,524    $14,113    $18,577


THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
------------------------------------------------
                                                     Year Ended          Period Ended
                                                    September 30,        September 30,
                                                   2009       2008       2007(a)
Class I Shares:
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period               $12.63     $13.10     $13.10
                                                   -----------------------------
Income from investment operations:
  Net investment income                              0.52       0.51       0.34
  Net realized and unrealized
    gain (loss) on investments                       0.99      (0.47)      0.00
                                                   -----------------------------
Total from investment operations                     1.51       0.04       0.34
Less dividends from:
  Net investment income                             (0.52)     (0.51)     (0.34)
                                                   -----------------------------
Change in net asset value                            0.99      (0.47)      0.00
                                                   -----------------------------
NET ASSET VALUE, end of period                     $13.62     $12.63     $13.10

RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     12.18%      0.26%      2.64%
Ratios to average net assets:
   Net investment income                             3.96%      3.90%      3.95%(c)
   Expenses, after expense reductions                0.62%      0.63%      0.63%(c)
   Expenses, after expense reductions
     and net of custody credits                      0.62%      0.61%      0.62%(c)
   Expenses, before expense reductions               0.62%      0.63%      0.63%(c)
Portfolio turnover rate                             14.12%     13.48%     17.38%

Net assets at end of period (000)                  $27,508    $23,728    $19,427

<Fa>  Effective date of this class of shares was February 1, 2007.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.


THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
----------------------------------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $11.87     $12.30     $12.38     $12.44     $12.64
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.45       0.44       0.46       0.45       0.42
   Net realized and unrealized
     gain (loss) on investments                      0.92      (0.43)     (0.08)     (0.06)     (0.20)
                                                   ---------------------------------------------------
Total from investment operations                     1.37       0.01       0.38       0.39       0.22
Less dividends from:
   Net investment income                            (0.45)     (0.44)     (0.46)     (0.45)     (0.42)
                                                   ---------------------------------------------------
Change in net asset value                            0.92      (0.43)     (0.08)     (0.06)     (0.20)

NET ASSET VALUE, end of year                       $12.79     $11.87     $12.30     $12.38     $12.44
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                     11.77%      0.07%      3.13%      3.23%      1.73%
Ratios to average net assets:
   Net investment income                             3.67%      3.61%      3.74%      3.66%      3.31%
   Expenses, after expense reductions                0.99%      1.01%      1.01%      1.01%      1.00%
   Expenses, after expense reductions
     and net of custody credits                      0.99%      0.99%      0.99%      0.99%      0.99%
   Expenses, before expense reductions               1.07%      1.08%      1.11%      1.11%      1.12%
Portfolio turnover rate                             13.00%     13.42%     14.91%     15.38%     28.70%

Net assets at end of year (000)                    $40,115    $30,685    $33,016    $34,849    $41,375

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $13.26     $12.97     $12.75     $12.76     $13.01
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.41       0.45       0.40       0.37       0.32
   Net realized and unrealized
     gain (loss) on investments                      0.54       0.29       0.23      (0.01)     (0.24)
                                                   ---------------------------------------------------
Total from investment operations                     0.95       0.74       0.63       0.36       0.08
Less dividends from:
   Net investment income                            (0.43)     (0.45)     (0.41)     (0.37)     (0.33)
                                                   ---------------------------------------------------
Change in net asset value                            0.52       0.29       0.22      (0.01)     (0.25)

NET ASSET VALUE, end of year                       $13.78     $13.26     $12.97     $12.75     $12.76
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                      7.21%      5.75%      5.03%      2.87%      0.66%
Ratios to average net assets:
   Net investment income                             3.04%      3.39%      3.13%      2.90%      2.50%
   Expenses, after expense reductions                0.94%      0.95%      0.98%      0.99%      0.99%
   Expenses, after expense reductions
     and net of custody credits                      0.93%      0.93%      0.97%      0.96%      0.98%
   Expenses, before expense reductions               0.94%      0.95%      0.99%      0.99%      0.99%
Portfolio turnover rate                             39.42%     19.61%     43.35%      7.47%     18.00%

Net assets at end of year (000)                    $142,872   $123,625   $91,561    $106,913   $138,422

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------
                                                               Year Ended September 30,
Class B Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $13.23     $12.94     $12.72     $12.73     $12.98
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.27       0.28       0.22       0.18       0.13
   Net realized and unrealized
     gain (loss) on investments                      0.53       0.28       0.23      (0.01)     (0.24)
                                                   ---------------------------------------------------
Total from investment operations                     0.80       0.56       0.45       0.17      (0.11)
Less dividends from:
   Net investment income                            (0.28)     (0.27)     (0.23)     (0.18)     (0.14)
                                                   ---------------------------------------------------
Change in net asset value                            0.52       0.29       0.22      (0.01)     (0.25)

NET ASSET VALUE, end of year                       $13.75     $13.23     $12.94     $12.72     $12.73
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         6.08%      4.37%      3.55%      1.32%     (0.82)%
Ratios to average net assets:
   Net investment income                             1.96%      2.08%      1.73%      1.41%      1.03%
   Expenses, after expense reductions                2.01%      2.26%      2.40%      2.51%      2.46%
   Expenses, after expense reductions
     and net of custody credits                      2.01%      2.25%      2.39%      2.48%      2.45%
   Expenses, before expense reductions               2.04%      2.26%      2.63%      3.21%      2.86%
Portfolio turnover rate                             39.42%     19.61%     43.35%      7.47%     18.00%
Net assets at end of year (000)                    $5,950     $5,147     $2,586     $2,476     $1,875


THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------
                                                               Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $13.34     $13.04     $12.83     $12.84     $13.09
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.37       0.41       0.37       0.34       0.29
   Net realized and unrealized
     gain (loss) on investments                      0.55       0.30       0.22      (0.01)     (0.24)
                                                   ---------------------------------------------------
Total from investment operations                     0.92       0.71       0.59       0.33       0.05
Less dividends from
   Net investment income                            (0.39)     (0.41)     (0.38)     (0.34)     (0.30)
                                                   ---------------------------------------------------
Change in net asset value                            0.53       0.30       0.21      (0.01)     (0.25)

NET ASSET VALUE, end of year                       $13.87     $13.34     $13.04     $12.83     $12.84
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         6.97%      5.51%      4.66%      2.60%      0.41%
Ratios to average net assets:
   Net investment income                             2.74%      3.10%      2.88%      2.63%      2.24%
   Expenses, after expense reductions                1.22%      1.24%      1.25%      1.26%      1.25%
   Expenses, after expense reductions
     and net of custody credits                      1.21%      1.22%      1.24%      1.23%      1.24%
   Expenses, before expense reductions               1.72%      1.75%      1.80%      1.79%      1.79%
Portfolio turnover rate                             39.42%     19.61%     43.35%      7.47%     18.00%

Net assets at end of year (000)                    $80,039    $63,998    $25,566    $25,132    $32,821



THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------                    Year Ended September 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $13.26     $12.97     $12.75     $12.76     $13.01
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.45       0.49       0.44       0.41       0.36
   Net realized and unrealized
     gain (loss) on investments                      0.53       0.29       0.23      (0.01)     (0.24)
                                                   ---------------------------------------------------
Total from investment operations                     0.98       0.78       0.67       0.40       0.12
Less dividends from:
   Net investment income                            (0.46)     (0.49)     (0.45)     (0.41)     (0.37)
                                                   ---------------------------------------------------
Change in net asset value                            0.52       0.29       0.22      (0.01)     (0.25)

NET ASSET VALUE, end of year                       $13.78     $13.26     $12.97     $12.75     $12.76
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         7.51%      6.06%      5.35%      3.19%      0.95%
Ratios to average net assets:
   Net investment income                             3.31%      3.68%      3.45%      3.22%      2.82%
   Expenses, after expense reductions                0.66%      0.66%      0.68%      0.68%      0.68%
   Expenses, after expense reductions
     and net of custody credits                      0.66%      0.64%      0.67%      0.65%      0.67%
   Expenses, before expense reductions               0.67%      0.67%      0.74%      0.78%      0.80%
Portfolio turnover rate                             39.42%     19.61%     43.35%      7.47%     18.00%

Net assets at end of year (000)                    $24,887    $21,275    $15,963    $14,900    $16,075


THORNBURG LIMITED TERM INCOME FUND
----------------------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $11.92     $12.40     $12.37     $12.51     $12.80
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.60       0.55       0.50       0.50       0.46
   Net realized and unrealized
     gain (loss) on investments                      0.90      (0.48)      0.04      (0.14)     (0.28)
                                                   ---------------------------------------------------
Total from investment operations                     1.50       0.07       0.54       0.36       0.18
Less dividends from:
   Net investment income                            (0.61)     (0.55)     (0.51)     (0.50)     (0.47)
                                                   --------------------------------------------------
Change in net asset value                            0.89      (0.48)      0.03      (0.14)     (0.29)

NET ASSET VALUE, end of year                       $12.81     $11.92     $12.40     $12.37     $12.51
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                     13.05%      0.44%      4.43%      2.96%      1.44%
Ratios to average net assets:
   Net investment income                             5.04%      4.38%      4.07%      4.05%      3.52%
   Expenses, after expense reductions                0.99%      0.99%      1.00%      1.00%      1.00%
   Expenses, after expense reductions
     and net of custody credits                      0.99%      0.99%      0.99%      0.99%      0.99%
   Expenses, before expense reductions               1.04%      1.03%      1.08%      1.09%      1.09%
Portfolio turnover rate                             45.31%     42.84%     41.55%      6.77%     23.16%

Net assets at end of year (000)                    $243,141   $134,372   $155,021   $190,670   $212,881

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG LIMITED TERM INCOME FUND
----------------------------------
                                                               Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $11.90     $12.38     $12.35     $12.49     $12.78
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.57       0.52       0.47       0.47       0.43
   Net realized and unrealized
     gain (loss) on investments                      0.90      (0.49)      0.03      (0.14)     (0.28)
                                                   ---------------------------------------------------
Total from investment operations                     1.47       0.03       0.50       0.33       0.15
Less dividends from:
   Net investment income                            (0.58)     (0.51)     (0.47)     (0.47)     (0.44)
                                                   ---------------------------------------------------
Change in net asset value                            0.89      (0.48)      0.03      (0.14)     (0.29)

NET ASSET VALUE, end of year                       $12.79     $11.90     $12.38     $12.35     $12.49
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                        12.78%      0.18%      4.17%      2.71%      1.19%
Ratios to average net assets:
   Net investment income                             4.79%      4.15%      3.82%      3.79%      3.27%
   Expenses, after expense reductions                1.24%      1.24%      1.24%      1.25%      1.25%
   Expenses, after expense reductions
     and net of custody credits                      1.24%      1.24%      1.24%      1.24%      1.24%
   Expenses, before expense reductions               1.82%      1.83%      1.89%      1.87%      1.88%
Portfolio turnover rate                             45.31%     42.84%     41.55%      6.77%     23.16%

Net assets at end of year (000)                    $117,950   $57,114    $40,769    $44,361    $59,355


THORNBURG LIMITED TERM INCOME FUND
----------------------------------                                 Year Ended September 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $11.92     $12.40     $12.37     $12.51     $12.80
                                                   -------------------------------------------------- -
Income from investment operations:
   Net investment income                             0.64       0.59       0.54       0.54       0.51
   Net realized and unrealized
     gain (loss) on investments                      0.90      (0.48)      0.04      (0.14)     (0.29)
                                                   ---------------------------------------------------
Total from investment operations                     1.54       0.11       0.58       0.40       0.22
Less dividends from:
   Net investment income                            (0.64)     (0.59)     (0.55)     (0.54)     (0.51)
                                                   ---------------------------------------------------
Change in net asset value                            0.90      (0.48)      0.03      (0.14)     (0.29)

NET ASSET VALUE, end of year                       $12.82     $11.92     $12.40     $12.37     $12.51
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                        13.50%      0.77%      4.76%      3.30%      1.77%
Ratios to average net assets:
   Net investment income                             5.39%      4.72%      4.39%      4.38%      3.85%
   Expenses, after expense reductions                0.66%      0.66%      0.67%      0.68%      0.67%
   Expenses, after expense reductions
     and net of custody credits                      0.66%      0.66%      0.67%      0.67%      0.67%
   Expenses, before expense reductions               0.68%      0.67%      0.72%      0.72%      0.72%
Portfolio turnover rate                             45.31%     42.84%     41.55%      6.77%     23.16%

Net assets at end of year (000)                    $146,099   $118,222   $103,530   $111,535   $99,396


THORNBURG STRATEGIC INCOME FUND
-------------------------------
                                                   Year       Period
                                                   Ended      Ended
                                                   Sept. 30,  Sept. 30,
Class A Shares:                                    2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+
Net asset value, beginning of period               $10.57     $11.94
                                                   ------------------
Income from investment operations:
   Net investment income                             0.78       0.59
   Net realized and unrealized
     gain (loss) on investments                      1.06      (1.41)
                                                   ------------------
Total from investment operations                     1.84      (0.82)
Less dividends from:
   Net investment income                            (0.78)     (0.55)
                                                   ------------------
Change in net asset value                            1.06      (1.37)

NET ASSET VALUE, end of period                     $11.63     $10.57
                                                   ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     18.67%     (7.18)%
Ratios to average net assets:
   Net investment income                             7.66%      6.51%(c)
   Expenses, after expense reductions                1.25%      1.27%(c)
   Expenses, after expense reductions
     and net of custody credits                      1.25%      1.25%(c)
   Expenses, before expense reductions               1.49%      1.79%(c)
Portfolio turnover rate                             47.88%     36.22%

Net assets at end of period (000)                  $57,853    $18,538
    <Fa>  Fund commenced operations on December 19, 2007.
<Fb>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc>  Annualized.
<F+>  Based on weighted average shares outstanding.


THORNBURG STRATEGIC INCOME FUND
-------------------------------
                                                   Year       Period
                                                   Ended      Ended
                                                   Sept. 30,  Sept. 30,
Class C Shares:                                    2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+
Net asset value, beginning of period               $10.57     $11.94
                                                   ------------------
Income from investment operations:
   Net investment income                             0.73       0.55
   Net realized and unrealized
     gain (loss) on investments                      1.04      (1.42)
                                                   ------------------
Total from investment operations                     1.77      (0.87)
Less dividends from:
   Net investment income                            (0.72)     (0.50)
                                                   ----------------
Change in net asset value                            1.05      (1.37)

NET ASSET VALUE, end of period                     $11.62     $10.57
                                                   ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     17.95%     (7.57)%
Ratios to average net assets:
   Net investment income                             7.13%      5.96%(c)
   Expenses, after expense reductions                1.79%      1.82%(c)
   Expenses, after expense reductions
     and net of custody credits                      1.79%      1.80%(c)
   Expenses, before expense reductions               2.29%      2.65%(c)
Portfolio turnover rate                             47.88%     36.22%

Net assets at end of period (000)                  $51,789    $13,829

<Fa>  Fund commenced operations on December 19, 2007.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.
<F+>  Based on weighted average shares outstanding.


THORNBURG STRATEGIC INCOME FUND
-------------------------------
                                                   Year       Period
                                                   Ended      Ended
                                                   Sept. 30,  Sept. 30,
Class I Shares:                                    2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period               $10.58     $11.94
                                                   ------------------
Income from investment operations:
  Net investment income                              0.81       0.63
  Net realized and unrealized
    gain (loss) on investments                       1.05      (1.42)
                                                   ------------------
Total from investment operations                     1.86      (0.79)
Less dividends from:
  Net investment income                             (0.80)     (0.57)
                                                   ------------------
Change in net asset value                            1.06      (1.36)

NET ASSET VALUE, end of period                     $11.64     $10.58
                                                   ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     18.95%     (6.90)%
Ratios to average net assets:
   Net investment income                             7.94%      6.81%(c)
   Expenses, after expense reductions                0.99%      1.01%(c)
   Expenses, after expense reductions
     and net of custody credits                      0.99%      0.99%(c)
   Expenses, before expense reductions               1.12%      1.44%(c)

Portfolio turnover rate                             47.88%     36.22%

Net assets at end of period (000)                  $44,319    $15,145
     <Fa> Fund commemced operations on December 19, 2007.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<F+> Based on weighted average shares outstanding.


THORNBURG VALUE FUND
--------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $28.02     $44.17     $37.59     $32.79     $28.11
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.37       0.18       0.29       0.35       0.32
   Net realized and unrealized
     gain (loss) on investments                      1.67     (12.26)      7.86       4.76       4.64
                                                   ---------------------------------------------------
Total from investment operations                     2.04     (12.08)      8.15       5.11       4.96
Less dividends from:
   Net investment income (loss)                     (0.40)     (0.14)     (0.27)     (0.31)     (0.28)
   Net realized gains                                 -        (3.93)     (1.30)       -          -
                                                   ---------------------------------------------------
Total dividends                                     (0.40)     (4.07)     (1.57)     (0.31)     (0.28)
                                                   ---------------------------------------------------
Change in net asset value                            1.64     (16.15)      6.58       4.80       4.68

NET ASSET VALUE, end of year                       $29.66     $28.02     $44.17     $37.59     $32.79
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                      7.65%    (29.52)%     22.23%     15.63%     17.70%
Ratios to average net assets:
   Net investment income                             1.58%      0.52%      0.70%      1.02%      1.05%
   Expenses, after expense reductions                1.34%      1.27%      1.27%      1.35%      1.40%
   Expenses, after expense reductions
     and net of custody credits                      1.34%      1.27%      1.27%      1.34%      1.40%
   Expenses, before expense reductions               1.34%      1.27%      1.27%      1.35%      1.40%
Portfolio turnover rate                             83.00%     70.65%     79.29%     51.36%     58.90%

Net assets at end of year (000)                 $1,204,450  $1,088,766 $1,599,976  $1,121,720  $972,478

<Fa> Sales loads are not reflected in computing total return.
<F+> Based on weighted average shares outstanding.


THORNBURG VALUE FUND
--------------------
                                                               Year Ended September 30,
Class B Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $26.66     $42.36     $36.17     $31.60     $27.13
Income from investment operations:                 ---------------------------------------------------
   Net investment income (loss)                      0.16      (0.09)     (0.04)      0.07       0.08
   Net realized and unrealized
     gain (loss) on investments                      1.58     (11.68)      7.55       4.58       4.47
                                                   ---------------------------------------------------
Total from investment operations                     1.74     (11.77)      7.51       4.65       4.55
Less dividends from:
   Net investment income (loss)                     (0.19)     (0.00)(a)  (0.02)     (0.08)     (0.08)
   Net realized gains                                 -        (3.93)     (1.30)       -          -
                                                   ---------------------------------------------------
Total dividends                                     (0.19)     (3.93)     (1.32)     (0.08)     (0.08)
                                                   ---------------------------------------------------
Change in net asset value                            1.55     (15.70)      6.19       4.57       4.47

NET ASSET VALUE, end of year                       $28.21     $26.66     $42.36     $36.17     $31.60
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         6.72%    (30.05)%    21.26%     14.71%     16.78%
Ratios to average net assets:
   Net investment income (loss)                      0.74%     (0.28)%    (0.09)%     0.21%      0.27%
   Expenses, after expense reductions                2.22%      2.05%      2.07%      2.15%      2.17%
   Expenses, after expense reduction
     and net of custody credits                      2.22%      2.05%      2.07%      2.14%      2.17%
   Expenses, before expense reductions               2.22%      2.05%      2.07%      2.15%      2.17%
Portfolio turnover rate                             83.00%     70.65%     79.29%     51.36%     58.90%

Net assets at end of year (000)                    $38,630    $64,287    $113,299   $96,587    $92,410

<Fa> Dividends from net investment income per share were less than $(0.01).
<F+> Based on weighted average shares outstanding.


THORNBURG VALUE FUND
--------------------
                                                               Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $26.99     $42.82     $36.55     $31.92     $27.40
Income from investment operations:                 ---------------------------------------------------
   Net investment income (loss)                      0.18      (0.08)     (0.02)      0.09       0.09
   Net realized and unrealized
     gain (loss) on investments                      1.61     (11.81)      7.62       4.62       4.51
                                                   ---------------------------------------------------
Total from investment operations                     1.79     (11.89)      7.60       4.71       4.60
Less dividends from:
   Net investment income                            (0.23)     (0.01)     (0.03)     (0.08)     (0.08)
   Net realized gains                                 -        (3.93)     (1.30)       -          -
                                                   ---------------------------------------------------
Total dividends                                     (0.23)     (3.94)     (1.33)     (0.08)     (0.08)
                                                   ---------------------------------------------------
Change in net asset value                            1.56     (15.83)      6.27       4.63       4.52

NET ASSET VALUE, end of year                       $28.55     $26.99     $42.82     $36.55     $31.92
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         6.83%    (30.03)%    21.29%     14.77%     16.80%
Ratios to average net assets:
   Net investment income (loss)                      0.81%     (0.23)%    (0.05)%     0.27%      0.31%
   Expenses, after expense reductions                2.12%      2.02%      2.03%      2.09%      2.14%
   Expenses, after expense reductions
     and net of custody credits                      2.12%      2.01%      2.03%      2.09%      2.14%
   Expenses, before expense reductions               2.12%      2.02%      2.03%      2.09%      2.14%
Portfolio turnover rate                             83.00%     70.65%     79.29%     51.36%     58.90%

Net assets at end of year (000)                    $361,966   $401,880   $621,687   $490,399   $446,567

<F+> Based on weighted average shares outstanding.


THORNBURG VALUE FUND
--------------------                                           Year Ended September 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $28.47     $44.80     $38.11     $33.23     $28.49
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.46       0.32       0.44       0.50       0.45
   Net realized and unrealized
     gain (loss) on investments                      1.70     (12.45)      7.96       4.82       4.70
                                                   ---------------------------------------------------
Total from investment operations                     2.16     (12.13)      8.40       5.32       5.15
Less dividends from:
   Net investment income                            (0.48)     (0.27)     (0.41)     (0.44)     (0.41)
   Net realized gains                                 -        (3.93)     (1.30)       -          -
                                                   ---------------------------------------------------
Total dividends                                     (0.48)     (4.20)     (1.71)     (0.44)     (0.41)
                                                   ---------------------------------------------------
Change in net asset value                            1.68     (16.33)      6.69       4.88       4.74

NET ASSET VALUE, end of year                       $30.15     $28.47     $44.80     $38.11     $33.23
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         8.04%    (29.24)%    22.62%     16.10%     18.16%
Ratios to average net assets:
   Net investment income                             1.94%      0.92%      1.05%      1.41%      1.44%
   Expenses, after expense reductions                0.98%      0.91%      0.93%      0.98%      0.99%
   Expenses, after expense reductions
     and net of custody credits                      0.97%      0.90%      0.92%      0.97%      0.98%
   Expenses, before expense reductions               1.00%      0.91%      0.93%      0.98%      1.00%
Portfolio turnover rate                             83.00%     70.65%     79.29%     51.36%     58.90%

Net assets at end of year (000)                  $1,575,522  $1,961,495 $2,401,473 $1,074,492  $457,788

<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
----------------------------------
                                                               Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $23.68     $36.09     $26.51     $22.80     $18.18
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.21       0.37       0.27       0.32       0.18
   Net realized and unrealized
     gain (loss) on investments                      0.24      (9.59)     10.25       4.00       4.63
                                                   ---------------------------------------------------
Total from investment operations                     0.45      (9.22)     10.52       4.32       4.81
Less dividends from:
   Net investment income                            (0.22)     (0.31)     (0.29)     (0.21)     (0.19)
   Net realized gains                                 -        (2.88)     (0.65)     (0.40)       -
                                                   ---------------------------------------------------
Total dividends                                     (0.22)     (3.19)     (0.94)     (0.61)     (0.19)
                                                   ---------------------------------------------------
Change in net asset value                            0.23     (12.41)      9.58       3.71       4.62

NET ASSET VALUE, end of year                       $23.91     $23.68     $36.09     $26.51     $22.80
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                      2.05%    (27.77)%    40.64%     19.30%     26.51%
Ratios to average net assets:
   Net investment income                             1.09%      1.23%      0.88%      1.25%      0.87%
   Expenses, after expense reductions                1.34%      1.28%      1.29%      1.33%      1.44%
   Expenses, after expense reductions
     and net of custody credits                      1.34%      1.28%      1.29%      1.33%      1.44%
   Expenses, before expense reductions               1.34%      1.28%      1.29%      1.33%      1.44%
Portfolio turnover rate                             32.76%     27.31%     64.77%     36.58%     34.17%

Net assets at end of year (000)                  $5,309,704 $5,510,070 $7,111,205 $4,261,892 $2,205,924

<Fa>  Sales loads are not reflected in computing total return.
<F+>  Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
----------------------------------
                                                               Year Ended September 30,
Class B Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $22.37     $34.33     $25.28     $21.82     $17.39
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.05       0.13       0.03       0.11       0.01
   Net realized and unrealized
     gain (loss) on investments                      0.22      (9.06)      9.75       3.81       4.44
                                                   ---------------------------------------------------
Total from investment operations                     0.27      (8.93)      9.78       3.92       4.45
Less dividends from:
   Net investment income                            (0.08)     (0.15)     (0.08)     (0.06)     (0.02)
   Net realized gains                                 -        (2.88)     (0.65)     (0.40)       -
                                                   ---------------------------------------------------
Total dividends                                     (0.08)     (3.03)     (0.73)     (0.46)     (0.02)
                                                   ---------------------------------------------------
Change in net asset value                            0.19     (11.96)      9.05       3.46       4.43

NET ASSET VALUE, end of year                       $22.56     $22.37     $34.33     $25.28     $21.82
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         1.24%    (28.33)%    39.55%     18.32%     25.59%
Ratios to average net assets:
   Net investment income (loss)                      0.29%      0.44%      0.11%      0.44%      0.04%
   Expenses, after expense reductions                2.13%      2.04%      2.06%      2.13%      2.26%
   Expenses, after expense reductions
     and net of custody credits                      2.13%      2.04%      2.06%      2.13%      2.25%
   Expenses, before expense reductions               2.13%      2.04%      2.06%      2.13%      2.27%
Portfolio turnover rate                             32.76%     27.31%     64.77%     36.58%     34.17%

Net assets at end of year (000)                    $80,908    $98,541    $135,486   $82,799    $47,306

<F+>  Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
----------------------------------
                                                               Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $22.46     $34.45     $25.37     $21.89     $17.46
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.06       0.15       0.05       0.13       0.03
   Net realized and unrealized
     gain (loss) on investments                      0.22      (9.10)      9.78       3.82       4.45
                                                   ---------------------------------------------------
Total from investment operations                     0.28      (8.95)      9.83       3.95       4.48
Less dividends from:
   Net investment income                            (0.09)     (0.16)     (0.10)     (0.07)     (0.05)
   Net realized gains                                 -        (2.88)     (0.65)     (0.40)       -
                                                   ---------------------------------------------------
Total dividends                                     (0.09)     (3.04)     (0.75)     (0.47)     (0.05)
                                                   ---------------------------------------------------
Change in net asset value                            0.19     (11.99)      9.08       3.48       4.43

NET ASSET VALUE, end of year                       $22.65     $22.46     $34.45     $25.37     $21.89
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         1.31%    (26.28)%    39.63%     18.41%     25.65%
Ratios to average net assets:
   Net investment income (loss)                      0.34%      0.50%      0.17%      0.55%      0.16%
   Expenses, after expense reductions                2.06%      2.00%      2.01%      2.06%      2.16%
   Expenses, after expense reductions
     and net of custody credits                      2.06%      2.00%      2.01%      2.05%      2.15%
   Expenses, before expense reductions               2.06%      2.00%      2.01%      2.06%      2.16%
Portfolio turnover rate                             32.76%     27.31%     64.77%     36.58%     34.17%

Net assets at end of year (000)                  $1,551,488 $1,852,185 $2,309,487  $1,290,250  $635,833

<F+>  Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
----------------------------------                            Year Ended September 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $24.18     $36.77     $26.99     $23.19     $18.48
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income                             0.31       0.51       0.41       0.43       0.28
   Net realized and unrealized
     gain (loss) on investments                      0.24      (9.79)     10.42       4.06       4.72
                                                   ---------------------------------------------------
Total from investment operations                     0.55      (9.28)     10.83       4.49       5.00
Less dividends from:                               ---------------------------------------------------
  Net investment income                             (0.31)     (0.43)     (0.40)     (0.29)     (0.29)
  Realized capital gains                              -        (2.88)     (0.65)     (0.40)       -
                                                   ---------------------------------------------------
Total dividends                                     (0.31)     (3.31)     (1.05)     (0.69)     (0.29)
                                                   ---------------------------------------------------
Change in net asset value                            0.24     (12.59)      9.78       3.80       4.71

NET ASSET VALUE, end of year                       $24.42     $24.18     $36.77     $26.99     $23.19
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         2.46%    (27.45)%    41.17%     19.76%     27.15%
Ratios to average net assets:
   Net investment income                             1.54%      1.64%      1.32%      1.67%      1.32%
   Expenses, after expense reductions                0.92%      0.89%      0.90%      0.94%      0.99%
   Expenses, after expense reductions
     and net of custody credits                      0.92%      0.89%      0.90%      0.94%      0.99%
   Expenses, before expense reductions               0.92%      0.89%      0.90%      0.94%      1.02%
Portfolio turnover rate                             32.76%     27.31      64.77%     36.58%     34.17%

Net assets at end of period (000)                $6,330,268 $5,152,506 $5,113,109 $2,034,453  $892,216

<F+> Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
--------------------------
                                                                  Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $13.36     $20.72     $16.38     $14.21     $10.87
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income (loss)                     (0.09)     (0.10)     (0.15)     (0.14)     (0.14)
   Net realized and unrealized
     gain (loss) on investments                      0.34      (7.25)      4.49       2.54       3.48
                                                   ---------------------------------------------------
Total from investment operations                     0.25      (7.35)      4.34       2.40       3.34
                                                   ---------------------------------------------------
Redemption fees added to paid in capital              -          -          -         0.01        -

Less dividends from:
   Net realized gains                                 -        (0.01)       -        (0.24)       -
                                                   ---------------------------------------------------
Change in net asset value                            0.25      (7.36)      4.34       2.17       3.34

NET ASSET VALUE, end of year                       $13.61     $13.36     $20.72     $16.38     $14.21
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                      1.87%    (35.48)%    26.50%     17.20%     30.73%
Ratios to average net assets:
   Net investment income (loss)                     (0.81)%    (0.58)%    (0.78)%    (0.86)%    (1.14)%
  Expenses, after expense reductions                 1.48%      1.38%      1.37%      1.48%      1.60%
   Expenses, after expense reductions
     and net of custody credits                      1.48%      1.38%      1.36%      1.46%      1.57%
   Expenses, before expense reductions               1.49%      1.38%      1.37%      1.48%      1.60%

Portfolio turnover rate                             82.86%     79.73%     82.37%     98.00%    115.37%

Net assets at end of period (000)                  $511,065   $738,457   $1,470,020 $502,345   $110,836

<Fa>  Sales loads are not reflected in computing total return.
<F+>  Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
--------------------------
                                                                   Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $12.53     $19.57     $15.59     $13.63     $10.51
                                                   ---------------------------------------------------
Income from investment operations:
   Net investment income (loss)                     (0.16)     (0.22)     (0.28)     (0.24)     (0.23)
   Net realized and unrealized
     gain (loss) on investments                      0.29      (6.81)      4.26       2.43       3.35
                                                   ---------------------------------------------------
Total from investment operations                     0.13      (7.03)      3.98       2.19       3.12
                                                   ---------------------------------------------------
Redemption fees added to paid in capital              -          -          -         0.01        -

Less dividends from:
   Net realized gains                                 -        (0.01)       -        (0.24)       -
                                                   ---------------------------------------------------
Change in net asset value                            0.13      (7.04)      3.98       1.96       3.12

NET ASSET VALUE, end of year                       $12.66     $12.53     $19.57     $15.59     $13.63
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                         1.04%    (35.93)%    25.53%     16.38%     29.69%
Ratios to average net assets:
   Net investment income (loss)                     (1.59)%    (1.34)%    (1.53)%    (1.63)%    (1.91)%
   Expenses, after expense reductions                2.26%      2.13%      2.12%      2.25%      2.37%
   Expenses, after expense reductions
     and net of custody credits                      2.26%      2.13%      2.11%      2.23%      2.34%
   Expenses, before expense reductions               2.26%      2.13%      2.12%      2.25%      2.37%

Portfolio turnover rate                             82.86%     79.73%     82.37%     98.00%    115.37%

Net assets at end of period (000)                  $289,224   $385,110   $664,252   $187,180   $41,737

<F+>  Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
--------------------------
                                                               Year Ended September 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+

Net asset value, beginning of year                 $13.71     $21.16     $16.66     $14.37     $10.93
                                                   ---------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.03)     (0.03)     (0.08)     (0.06)     (0.07)
  Net realized and unrealized
   gain (loss) on investments                        0.36      (7.41)      4.58       2.58       3.51
                                                   ---------------------------------------------------
Total from investment operations                     0.33      (7.44)      4.50       2.52       3.44
                                                   ---------------------------------------------------
Redemption fees added to paid in capital              -          -          -         0.01        -
Less dividends from:
  Net realized gains                                  -        (0.01)       -        (0.24)       -

                                                   ---------------------------------------------------
Change in net asset value                            0.33      (7.45)      4.50       2.29       3.44

NET ASSET VALUE, end of year                       $14.04     $13.71     $21.16     $16.66     $14.37
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      2.41%    (35.17)%    27.01%     17.85%     31.47%
Ratios to average net assets:
  Net investment income (loss)                      (0.29)%    (0.17)%    (0.39)%    (0.40)%    (0.55)%
  Expenses, after expense reductions                 0.97%      0.96%      0.98%      1.01%      1.02%
  Expenses, after expense reductions
   and net of custody credits                        0.97%      0.96%      0.97%      0.99%       0.99%
  Expenses, before expense reductions                1.08%      0.96%      0.98%      1.10%       1.15%
Portfolio turnover rate                             82.86%     79.73%     82.37%     98.00%     115.37%

Net assets at end of year (000)                   $218,300   $346,497   $642,143   $188,422     $49,975

<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------
                                                     Year Ended          Period Ended
                                                    September 30,        September 30,
Class A Shares:                                    2009       2008       2007(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period               $10.35     $14.92     $11.94
                                                   -----------------------------
Income from investment operations:
  Net investment income (loss)                       0.04       0.07      (0.03)
  Net realized and unrealized
    gain (loss) on investments                       0.10      (4.27)      3.01
                                                   -----------------------------
Total from investment operations                     0.14      (4.20)      2.98
Less dividends from:
  Net investment income                             (0.13)       -          -
  Net realized gains                                  -        (0.37)       -
                                                   -----------------------------
Total Dividends                                     (0.13)     (0.37)       -
                                                   -----------------------------
Change in net asset value                            0.01      (4.57)      2.98

NET ASSET VALUE, end of period                     $10.36     $10.35     $14.92
                                                   =============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return (b)                                     1.89%    (28.98)%    24.96%
Ratios to average net assets:
   Net investment income (loss)                      0.52%      0.53%     (0.29)%(c)
   Expenses, after expense reductions                1.62%      1.56%      1.64%(c)
   Expenses, after expense reductions
     and net of custody credits                      1.61%      1.55%      1.62%(c)
   Expenses, before expense reductions               1.95%      1.63%      2.10%(c)
Portfolio turnover rate                            103.57%     54.31%    113.34%

Net assets at end of period (000)                  $24,015    $28,414    $25,145

<Fa> Fund commenced operations on February 1, 2007.
<Fb> Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc> Annualized.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------
                                                     Year Ended          Period Ended
                                                    September 30,        September 30,
                                                   2009       2008       2007(a)
Class C Shares:
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period               $10.22     $14.85     $11.94
                                                   -----------------------------
Income from investment operations:
  Net investment income (loss)                      (0.02)     (0.03)     (0.10)
  Net realized and unrealized
    gain (loss) on investments                       0.18      (4.23)      3.01
                                                   -----------------------------
Total from investment operations                     0.16      (4.26)      2.91
Less dividends from:
  Net investment income                             (0.05)       -          -
  Net realized gains                                  -        (0.37)       -
                                                   -----------------------------
Total Dividends                                     (0.05)     (0.37)       -
                                                   -----------------------------
Change in net asset value                            0.11      (4.63)      2.91

NET ASSET VALUE, end of period                     $10.33     $10.22     $14.85
                                                   =============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      1.76%    (29.53)%    24.37%
Ratios to average net assets:
   Net investment income (loss)                     (0.21)%    (0.23)%    (1.13)%(c)
   Expenses, after expense reductions                2.37%      2.32%      2.39%(c)
   Expenses, after expense reductions
     and net of custody credits                      2.37%      2.32%      2.38%(c)
   Expenses, before expense reductions               2.72%      2.45%      3.23%(c)
Portfolio turnover rate                            103.57%     54.31%    113.34%

Net assets at end of period (000)                  $19,233    $23,638    $12,376

<Fa> Fund commenced operations on February 1, 2007.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------
                                                     Year Ended          Period Ended
                                                    September 30,        September 30,
                                                   2009       2008       2007(a)
Class I Shares:
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period               $10.46     $14.99     $11.94
                                                   -----------------------------
Income from investment operations:
  Net investment income                              0.10       0.14       0.05
  Net realized and unrealized
    gain (loss) on investments                       0.08      (4.30)      3.00
                                                   -----------------------------
Total from investment operations                     0.18      (4.16)      3.05

Less dividends from:
  Net investment income                             (0.20)       -          -
  Net realized gains                                  -        (0.37)       -
                                                   -----------------------------
Total Dividends                                     (0.20)     (0.37)       -
                                                   -----------------------------
Change in net asset value                           (0.02)     (4.53)      3.05
                                                   -----------------------------
NET ASSET VALUE, end of period                     $10.44     $10.46     $14.99
                                                   =============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      2.56%    (28.57)%   25.54%
Ratios to average net assets:
   Net investment income                             1.17%      1.03%     0.52%(c)
   Expenses, after expense reductions                0.99%      1.00%     1.01%(c)
   Expenses, after expense reductions
     and net of custody credits                      0.99%      0.99%     0.99%(c)
   Expenses, before expense reductions               1.42%      1.25%     1.64%(c)
Portfolio turnover rate                            103.57%     54.31%    113.34%

Net assets at end of period (000)                  $24,313    $28,164    $27,659

<Fa>  Fund commenced operations on February 1, 2007.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.
<<F+>  Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
----------------------------------------
                                                                   Year Ended September 30,
Class A Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $16.86     $23.35     $19.58     $17.93     $15.60
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             1.01       1.04       0.93       0.78       0.73
   Net realized and unrealized
     gain (loss) on investments                      0.58      (6.04)      4.23       1.98       2.24
                                                   ---------------------------------------------------
Total from investment operations                     1.59      (5.00)      5.16       2.76       2.97
Less dividends from:
  Net investment income                             (1.07)     (1.02)     (0.88)     (0.77)     (0.64)
  Net realized gains                                  -        (0.47)     (0.51)     (0.34)       -
                                                   ---------------------------------------------------
Total dividends                                     (1.07)     (1.49)     (1.39)     (1.11)     (0.64)
                                                   ---------------------------------------------------
Change in net asset value                            0.52      (6.49)      3.77       1.65       2.33

NET ASSET VALUE, end of year                       $17.38     $16.86     $23.35     $19.58     $17.93
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                     10.89%    (22.48)%    27.40%     16.05%     19.21%
Ratios to average net assets:
   Net investment income                             7.03%      5.01%      4.39%      4.22%      4.26%
   Expenses, after expense reductions                1.30%      1.25%      1.30%      1.38%      1.47%
   Expenses, after expense reductions
     and net of custody credits                      1.30%      1.25%      1.30%      1.38%      1.47%
   Expenses, before expense reductions               1.30%      1.25%      1.30%      1.38%      1.47%

Portfolio turnover rate                             63.05%     46.07%     62.60%     55.29%     76.76%

Net assets at end of year (000)                  $1,400,454 $1,393,268 $1,697,061   $903,347   $515,915

<Fa>  Sales loads are not reflected in computing total return.
<F+>  Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
----------------------------------------
                                                                   Year Ended September 30,
Class C Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                 $16.87     $23.37     $19.60     $17.95     $15.62
Income from investment operations:                 ---------------------------------------------------
   Net investment income                             0.92       0.90       0.81       0.70       0.66
   Net realized and unrealized
     gain (loss) on investments                      0.59      (6.04)      4.22       1.97       2.24
                                                   ---------------------------------------------------
Total from investment operations                     1.51      (5.14)      5.03       2.67       2.90
Less dividends from:
  Net investment income                             (0.99)     (0.89)     (0.75)     (0.68)     (0.57)
  Net realized gains                                  -        (0.47)     (0.51)     (0.34)       -
                                                   ---------------------------------------------------
Total Dividends                                     (0.99)     (1.36)     (1.26)     (1.02)     (0.57)

Change in net asset value                            0.52      (6.50)      3.77       1.65       2.33

NET ASSET VALUE, end of year                       $17.39     $16.87     $23.37     $19.60     $17.95
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                        10.27%    (23.02)%    26.64%     15.45%     18.70%
Ratios to average net assets:
   Net investment income                             6.44%      4.36%      3.79%      3.73%      3.84%
   Expenses, after expense reductions                1.90%      1.90%      1.90%      1.90%      1.90%
   Expenses, after expense reductions
     and net of custody credits                      1.90%      1.90%      1.89%      1.90%      1.89%
   Expenses, before expense reductions               2.08%      2.03%      2.06%      2.15%      2.23%

Portfolio turnover rate                             63.05%     46.07%     62.60%     55.29%     76.76%

Net assets at end of year (000)                    $1,426,613 $1,399,947 $1,535,532 $636,947   $337,489

<F+>  Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
----------------------------------------
                                                                    Year Ended September 30,
Class I Shares:                                    2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+

Net asset value, beginning of year                 $16.97     $23.50     $19.71     $18.03     $15.64
                                                   ---------------------------------------------------
Income from investment operations:
  Net investment income                              1.07       1.10       1.02       0.88       0.84
  Net realized and unrealized
   gain (loss) on investments                        0.59      (6.06)      4.24       1.98       2.22
                                                   ---------------------------------------------------
Total from investment operations                     1.66      (4.96)      5.26       2.86       3.06
  Less dividends from:
    Net investment income (loss)                    (1.13)     (1.10)     (0.96)     (0.84)     (0.67)
    Net realized gains (loss)                         -        (0.47)     (0.51)     (0.34)       -          -
                                                   ---------------------------------------------------
Total dividends                                     (1.13)     (1.57)     (1.47)     (1.18)     (0.67)
Change in net asset value                            0.53      (6.53)      3.79       1.68       2.39
NET ASSET VALUE, end of year                       $17.50     $16.97     $23.50     $19.71     $18.03
                                                   ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                     11.29%    (22.20)%    27.80%     16.53%     19.73%
Ratios to average net assets:
  Net investment income (loss)                       7.39%      5.34%      4.74%      4.68%      4.86%
  Expenses, after expense reductions                 0.97%      0.89%      0.95%      0.99%      1.00%
  Expenses, after expense reductions
   and net of custody credits                        0.97%      0.89%      0.94%      0.98%      0.99%
  Expenses, before expense reductions                0.97%      0.89%      0.95%      1.02%      1.09%
Portfolio turnover rate                             63.05%     46.07%     62.60%     55.29%     76.76%

Net assets at end of year (000)                   $908,126   $766,772   $644,294   $308,859   $129,110

<F+>  Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------
                                                                                    Period Ended
                                                    Year Ended September 30,        September 30,
Class A Shares:                                    2009       2008       2007       2006(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period               $13.38     $20.06     $12.86     $11.94
                                                   ----------------------------------------
Income from investment operations:
  Net investment income                              0.29       0.30       0.07       0.01
  Net realized and unrealized
    gain (loss) on investments                       0.03      (6.30)      7.29       0.91
                                                   ----------------------------------------
Total from investment operations                     0.32      (6.00)      7.36       0.92
Less dividends from:
  Net investment income                             (0.60)     (0.14)     (0.00)(b)    -
  Net realized gains                                  -        (0.54)     (0.16)       -
                                                   ----------------------------------------
Total dividends                                     (0.60)     (0.68)     (0.16)       -

Change in net asset value                           (0.28)     (6.68)      7.20       0.92

NET ASSET VALUE, end of period                     $13.10     $13.38     $20.06     $12.86
                                                   ========================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(c)                                      3.60%    (30.85)%   57.75%       7.71%
Ratios to average net assets:
   Net investment income                             2.96%      1.68%     0.41%       0.34%(d)
   Expenses, after expense reductions                1.53%      1.50%     1.51%       1.70%(d)
   Expenses, after expense reductions
     and net of custody credits                      1.52%      1.49%     1.50%       1.63%(d)
   Expenses, before expense reductions               1.55%      1.50%     1.55%       6.12%(d)(e)
Portfolio turnover rate                            103.02%     83.70%    91.02%       6.08%
Net assets at end of period (000)                  $82,309    $159,996   $262,475   $8,477

<Fa> Fund commenced operations on July 28, 2006.
<Fb> Dividends from net investment income per share were less than $(0.01).
<Fc> Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fd> Annualized.
<Fe> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------
                                                                                    Period Ended
                                                    Year Ended September 30,        September 30,
Class C Shares:                                    2009       2008       2007       2006(a)
Per Share Performance
(for a share outstanding throughout the period)+

Net asset value, beginning of period               $13.22     $19.87     $12.84     $11.94
                                                   ----------------------------------------
Income from investment operations:
  Net investment income                              0.23       0.17      (0.06)     (0.01)
  Net realized and unrealized
    gain (loss) on investments                       0.01      (6.24)      7.25       0.91
                                                   ----------------------------------------
Total from investment operations                     0.24      (6.07)      7.19       0.90
Less dividends from:
  Net investment income                             (0.50)     (0.04)       -          -
  Net realized gains                                  -        (0.54)     (0.16)       -
                                                   ----------------------------------------
Total dividends                                     (0.50)     (0.58)

Change in net asset value                           (0.26)     (6.65)      7.03       0.90

NET ASSET VALUE, end of period                     $12.96     $13.22     $19.87     $12.84
                                                   ========================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      2.79%    (31.38)%    56.48%      7.54%
Ratios to average net assets:
   Net investment income (loss)                      2.36%      0.97%     (0.34)%    (0.40)%(c)
   Expenses, after expense reductions                2.31%      2.25%      2.28%      2.41%(c)
   Expenses, after expense reductions
     and net of custody credits                      2.31%      2.24%      2.28%      2.35%(c)
   Expenses, before expense reductions               2.35%      2.25%      2.33%      9.01%(c)(d)
Portfolio turnover rate                            103.02%     83.70%     91.02%      6.08%
Net assets at end of period (000)                  $81,334   $101,908   $107,298     $3,505

<Fa> Fund commenced operations on July 28, 2006.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------
                                                                                    Period Ended
                                                    Year Ended September 30,        September 30,
Class I Shares:                                    2009       2008       2007       2006(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period               $13.45     $20.16     $12.87     $11.94
                                                   ----------------------------------------
Income from investment operations:
  Net investment income                              0.37       0.40       0.17       0.02
  Net realized and unrealized
    gain (loss) on investments                      (0.01)     (6.34)      7.29       0.91
                                                   ----------------------------------------
Total from investment operations                     0.36      (5.94)      7.46       0.93
Less dividends from:
  Net investment income                             (0.68)     (0.23)     (0.01)       -
  Net realized gains                                  -        (0.54)     (0.16)       -
                                                   ----------------------------------------
Total dividends                                     (0.68)     (0.77)     (0.17)       -
                                                   ----------------------------------------
Change in net asset value                           (0.32)     (6.71)      7.29       0.93
                                                   ----------------------------------------
NET ASSET VALUE, end of period                     $13.13     $13.45     $20.16     $12.87

RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      4.16%    (30.49)%    58.51%      7.79%
Ratios to average net assets:
   Net investment income                             3.65%      2.25%      0.97%      0.90%(c)
   Expenses, after expense reductions                0.99%      0.99%      1.00%      1.04%(c)
   Expenses, after expense reductions
     and net of custody credits                      0.99%      0.99%      0.99%      0.99%(c)
   Expenses, before expense reductions               1.33%      1.10%      1.20%      2.98%(c)
Portfolio turnover rate                            103.02%     83.70%     91.02%      6.08%
Net assets at end of period (000)                  $107,132   $154,102   $108,461   $12,968

<Fa>  Fund commenced operations on July 28, 2006.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.
<F+>  Based on weighted average shares outstanding.



<OUTSIDE BACK COVER>
ADDITIONAL INFORMATION

REPORTS TO SHAREHOLDERS
   Shareholders will receive annual reports of the Funds containing financial statements audited by the Funds' independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

INVESTMENT ADVISOR
   Thornburg Investment Management, Inc.
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

DISTRIBUTOR
   Thornburg Securities Corporation
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

CUSTODIAN
   State Street Bank & Trust Co.
   2 Avenue De Lafayette
   Boston, Massachusetts 02111

TRANSFER AGENT
   Boston Financial Data Services
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

GENERAL COUNSEL

   Legal matters in connection with the issuance of shares of the Funds are passed upon by Thompson, Hickey, Cunningham, Clow & April, P.A., 460 St. Michael's Drive, Suite 1103, Santa Fe, New Mexico 87505.

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year or fiscal period. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds' current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at www.thornburg.com. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds' shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Fund's shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506
(800) 847-0200
www.thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.
</OUTSIDE BACK COVER>


<OUTSIDE FRONT COVER>
Prospectus
                                                             February 1, 2010
                                             Thornburg Retirement Plan Shares



Thornburg Limited Term U.S.               Thornburg International Growth Fund
Government Fund                           ("International Growth Fund")
("Government Fund")                       Class R3: TIGVX
Class R3: LTURX                           Class R4: TINVX
                                          Class R5: TINFX
Thornburg Limited Term Income Fund
("Income Fund")                           Thornburg Investment Income Builder
Class R3: THIRX                           Fund
                                          ("Income Builder Fund")
Thornburg Value Fund                      Class R3: TIBRX
("Value Fund")                            Class R4: TIBGX
Class R3: TVRFX                           Class R5: TIBMX
Class R4: TVIRX
Class R5: TVRRX                           Thornburg Global Opportunities Fund
                                          Class R3: THORX
Thornburg International Value Fund        Class R4: THOVX
("International Value Fund")              Class R5: THOFX
Class R3: TGVRX
Class R4: THVRX
Class R5: TIVRX

Thornburg Core Growth Fund
Class R3: THCRX
Class R4: TCGRX
Class R5: THGRX


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Thornburg Investment Management
          Strategies for Building Real Wealth

</OUTSIDE FRONT COVER>


                    TABLE OF CONTENTS


Government Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

Income Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

Value Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

International Value Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

Growth Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

International Growth Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

Income Builder Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

Global Opportunities Fund
_  Fund Summary
     Investment Goals
     Fees and Expenses
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance of the Fund
     Management

_  Summary of Other Important Information Respecting Fund Shares
     Purchase and Sale of Fund Shares
     Tax Information
     Payments to Broker-Dealers and Other
     Financial Intermediaries

_  Additional Information About Fund Investment Objectives and
   Strategies, and Risks of Fund Investment Strategies

_  Buying Fund Shares

_  Selling Fund Shares

_  Investor Services

_  Transaction Details

_  Dividends and Distributions

_  Taxes

_  Organization of the Funds

_  Investment Advisor

_  Trustees

_  Financial Highlights



FUND SUMMARY -- GOVERNMENT FUND

Investment Goals
----------------
The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                   Class R3*
                                                   --------
Maximum Sales Charge (Load) Imposed on              none
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                none
(as a percentage of redemption
proceeds or original purchase price,
whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                   Class R3*
                                                   --------
Management Fee                                      0.38%
Distribution and Service (12b-1) Fees               1.00%
Other Expenses(1)                                   0.52%
                                                   --------
Total Annual Fund Operating Expenses                1.90%
Fee Waiver/Expense Reimbursement                   (0.91%)(2)
                                                   --------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement                  0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

*  Class R3 shares were formerly known as Class R1 shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares     $101      $509       $942       $2,148

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.42% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. government securities. For this purpose, "U.S. government securities" means:

     Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage-backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations ("CMOs"), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. government securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
--------------------------
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value and dividends may be reduced. This effect is typically more pronounced for any intermediate and longer term obligations owned by the Fund. This effect is also typically more pronounced for the Fund's investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline.

* Prepayment Risk - Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - Some securities owned by the Fund are not backed by the full faith and credit of the U.S. government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may not be backed by the full faith and credit of the U.S. government. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Government Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3 share performance to the Barclays Capital Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
--------------------------------------

15.00%


10.00%

                                6.73%   6.70%
 5.00%
                        3.30%                   3.87%
        1.24%   1.13%
 0.00%


-5.00%
        2004    2005    2006    2007    2008     2009

Highest quarterly results for time period shown: 3.46%
(quarter ended 12-31-08).

Lowest quarterly results for time period shown: -2.42%
(quarter ended 6-30-04).

Average Annual Total Returns (periods ended 12-31-09)
----------------------------

Class R3 Shares                                      Since Inception
                          One Year      Five Years      (7-1-03)
                          --------      ----------   ---------------
Return Before Taxes         3.87%          4.32%          3.54%

Return After Taxes
on Distributions            1.49%          2.56%          2.41%

Return After Taxes on
Distributions and Sale
of Fund Shares              1.71%          2.53%          2.36%

Barclays Intermediate
Government Bond Index      -0.33%          4.74%          3.95%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Manager: Jason Brady, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been the Fund's portfolio manager since February 2007.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INCOME FUND

Investment Goals
----------------
The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                   Class R3*
                                                   --------
Maximum Sales Charge (Load) Imposed on              none
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                none
(as a percentage of redemption
proceeds or original purchase price,
whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                                   Class R3*
                                                   --------
Management Fee                                      0.50%
Distribution and Service (12b-1) Fees               1.00%
Other Expenses(1)                                   0.48%
                                                   --------
Total Annual Fund Operating Expenses                1.98%
Fee Waiver/Expense Reimbursement                   (0.99%)(2)
                                                   --------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement                  0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

*  Class R3 shares were formerly known as Class R1 shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares     $101      $525       $976       $2,226

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.31% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio in attempting to meet the Fund's investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Services, Inc., (Aaa, Aa or A) or if not rated, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. The Fund emphasizes investments in U.S. government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
--------------------------
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value and dividends may be reduced. This effect is typically more pronounced for any intermediate and longer term obligations owned by the Fund. This effect is also typically more pronounced for the Fund's investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline.

* Prepayment Risk - Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Credit Risk - Some securities owned by the Fund may be subject to default or delays in payment, or could be downgraded by ratings agencies, reducing the value of the Fund's shares. Additionally, obligations of U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may not be backed by the full faith and credit of the U.S. government. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

* Foreign Investment Risk - Investments in the debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations that it holds, or may only be able to sell those obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3 share performance to the Barclays Capital Intermediate Government/Credit Index, a broad measure of market performance. The Index is a model portfolio of U.S. government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
--------------------------------------

20.00%

                                               16.45%
15.00%


10.00%

                               5.93%
 5.00%
        2.51%          3.55%
                1.29%
 0.00%

                                       -3.47%
-5.00%
        2004    2005    2006    2007    2008    2009

Highest quarterly results for time period shown: 6.67%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -2.73%
(quarter ended 9-30-08).

Average Annual Total Returns (periods ended 12/31/09)
----------------------------
                                                     Since Inception
Class R3 Shares           One Year      Five Years      (7-1-03)
---------------           --------      ----------   ---------------
Return Before Taxes        16.45%          4.55%          3.97%

Return After Taxes
on Distributions           14.50%          2.98%          2.46%

Return After Taxes on
Distributions and Sale
of Fund Shares             10.61%          2.94%          2.48%

Barclays Intermediate
Govt/Credit Index           5.24%          4.66%          4.05%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been one of the persons primarily responsible for management of the Fund since February 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been with Thornburg since 2007 and has been one of the persons primarily responsible for management of the Fund since February 2010.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- VALUE FUND

Investment Goals
----------------
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fees (fees paid directly from your investment)
-----------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Maximum Sales Charges (Load) Imposed          none       none       none
on Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)          none       none       none
(as a percentage of
redemption proceeds or original
purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Management Fee                                0.77%      0.77%      0.77%
Distribution and Service (12b-1) Fees         1.00%      0.25%      0.00%
Other Expenses(1)                             0.45%      0.52%      0.41%
                                             -------    -------    -------
Total Annual Fund Operating Expenses          2.22%      1.54%      1.18%
Fee Waiver/Expense Reimbursement(2)          (0.87%)    (0.29%)    (0.19%)
                                             -------    -------    -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement            1.35%      1.25%      0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

*  Class R3 shares were formerly known as Class R1 shares.

Example: This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares     $137       $611      $1,110      $2,486
     Class R4 Shares     $127       $458        $812      $1,810
     Class R5 Shares     $101       $356        $631      $1,415

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83.00% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg"), offer prospects for meeting the Fund's investment goals.

Thornburg intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's portfolio is typically diversified to include basic value stocks and stocks that, in Thornburg's opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price/book value              - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments
     - enterprise value/EBITDA       - EBIT (earnings before interest and
       (earnings before interest,      taxes)/interest expense
       taxes, depreciation and
       amortization)

The Fund typically makes equity investments in the following three types of companies:

Basic Value companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher rated debt obligation, lower rated and unrated debt obligations are generally more vulnerable than higher rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer term debt obligations owned by the Fund. This effect is also typically more pronounced for lower rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard &
Poor's 500 Composite Index, a broad measure of market performance.   Past
performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
--------------------------------------

 80.00%


 60.00%

                                                45.12%
 40.00%


 20.00%                 21.86%

         7.25%   9.52%           6.08%
  0.00%


-20.00%


-40.00%                                 -41.57%


-60.00%
          2004    2005    2006    2007    2008    2009

Highest quarterly results for time period shown: 30.07%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -22.05%
(quarter ended 12-31-08).

Average Annual Total Returns (periods ended 12/31/09)
----------------------------
                                                        Since Inception
Class R3 Shares              One Year      Five Years      (7-1-03)
---------------              --------      ----------   ---------------

Return Before Taxes           45.12%          3.72%          5.87%

Return After Taxes
on Distributions              44.32%          2.92%          5.18%

Return After Taxes on
Distributions and Sale
of Fund Shares                29.25%          2.98%          4.88%

S&P 500 Index                 26.46%          0.42%          4.03%
(reflects no deduction for fees, expenses, or taxes)

                                        Since Inception
Class R4 Shares              One Year      (2-1-07)
---------------              --------   ---------------
Return Before Taxes           45.30%         -4.91%

S&P 500 Index                 26.46%         -6.45%
(reflects no deduction for fees, expenses, or taxes)

                                        Since Inception
Class R5 Shares               One Year     (2-1-05)
---------------               --------  ---------------
Return Before Taxes            45.71%         4.58%

S&P 500 Index                  26.46%         0.79%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Edward Maran, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2002 and has been one of the persons primarily responsible for management of the Fund since 2006.

Connor Browne, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2001 and has been one of the persons primarily responsible for management of the Fund since 2006.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INTERNATIONAL VALUE FUND

Investment Goals
----------------
International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fees (fees paid directly from your investment)
-----------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Maximum Sales Charges (Load) Imposed          none       none       none
on Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)          none       none       none
(as a  percentage of
redemption proceeds or original
purchase price, whichever is lower)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Management Fee                                0.70%      0.70%      0.70%
Distribution and Service (12b-1) Fees         1.00%      0.25%      0.00%
Other Expenses(1)                             0.44%      0.55%      0.38%
                                             -------    -------     -----
Total Annual Fund Operating Expenses          2.14%      1.50%      1.08%
Fee Waiver/Expense Reimbursement(2)          (0.69%)    (0.25%)    (0.09%)
                                             -------    -------     -----
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement            1.45%      1.25%      0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

*  Class R3 shares were formerly known as Class R1 shares.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares      $148       $604     $1,086      $2,418
     Class R4 Shares      $127       $450       $795      $1,769
     Class R5 Shares      $101       $335       $587      $1,309

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.76% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund invests primarily in foreign securities and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's portfolio is typically diversified to include basic value stocks and stocks that, in Thornburg's opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Fund may also invest in partnership interests.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price/book value              - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments
     - enterprise value/EBITDA       - EBIT (earnings before interest and
       (earnings before interest,      taxes)/interest expense
       taxes, depreciation and
       amortization)

The Fund typically makes equity investments in the following three types of companies:

Basic Value companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that, in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher rated debt obligation, lower rated and unrated debt obligations are generally more vulnerable than higher rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer term debt obligations owned by the Fund. This effect is also typically more pronounced for lower rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following are presented is a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
--------------------------------------

 80.00%


 60.00%


 40.00%
                                                31.21%
                         25.41%  27.51%
 20.00%
         17.80%  17.67%

  0.00%


-20.00%


-40.00%                                 -41.95%


-60.00%
          2004    2005    2006    2007    2008    2009

Highest quarterly results for time period shown: 22.73%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -19.40%
(quarter ended 12-31-08).

Average Annual Total Returns (periods ended 12/31/09)

                                                     Since Inception
Class R3 Shares           One Year      Five Years      (7-1-03)
--------------            --------      ----------   ---------------

Return Before Taxes        31.21%          7.46%          12.67%

Return After Taxes
 on Distributions          30.85%          6.60%          11.95%

Return After Taxes on
 Distributions and Sale
 of Fund Shares            20.25%          6.17%          10.95%

EAFE Index                 31.78%          3.54%           9.59%
(reflects no deduction for fees, expenses, or taxes)

                                     Since Inception
Class R4 Shares           One Year      (2-1-07)
---------------           --------   ---------------
Return Before Taxes        31.51%         -1.23%

EAFE Index                 31.78%         -6.85%
(reflects no deduction for fees, expenses, or taxes)

                                        Since Inception
Class R5 Shares           One Year      (2-1-05)
---------------           --------   ---------------
Return Before Taxes        31.90%          8.52%

EAFE Index                 31.78%          3.93%
 (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

William V. Fries, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1995 and has been one of the persons primarily responsible for management of the Fund since its inception.

Wendy Trevisani, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 1999 and has been one of the persons primarily responsible for management of the Fund since 2006.

Lei Wang, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2004 and has been one of the persons primarily responsible for management of the Fund since 2006.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- GROWTH FUND

Investment Goals
----------------
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Maximum Sales Charge (Load) Imposed           none       none        none
on Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)          none       none        none
(as a percentage of
redemption proceeds or original
purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Management Fee                                 0.83%     0.83%      0.83%
Distribution and Service (12b-1) Fees          1.00%     0.25%      0.00%
Other Expenses(1)                              0.43%     0.75%      0.44%
                                              -------   -------    -------
Total Annual Fund Operating Expenses           2.26%     1.83%      1.27%
Fee Waiver/Expense Reimbursement(2)           (0.76%)   (0.43%)    (0.28%)
                                              -------   -------    -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement             1.50%     1.40%      0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

*  Class R3 shares were formerly known as Class R1 shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares      $153       $633     $1,141      $2,536
     Class R4 Shares      $143       $534       $950      $2,113
     Class R5 Shares      $101       $375       $670      $1,509

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82.86% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and domestic and foreign debt obligations. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P Composite 1500 Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P Composite 1500 Index) and tend to show steady steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product ("GDP"). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher rated debt obligation, lower rated and unrated debt obligations are generally more vulnerable than higher rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer term debt obligations owned by the Fund. This effect is also typically more pronounced for lower rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Growth
Index, a broad measure of market performance.   The Index is a model portfolio
of equity securities designed to track the performance of U.S. companies with a greater than average growth orientation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
--------------------------------------

 80.00%


 60.00%

                                                45.39%
 40.00%


 20.00%          22.19%
         15.03%          17.98%  11.29%

  0.00%


-20.00%


-40.00%

                                        -51.00%
-60.00%
          2004    2005    2006    2007    2008    2009

Highest quarterly results for time period shown: 24.09%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -27.00%
(quarter ended 12-31-08).

Average Annual Total Returns (periods ended 12/31/09)
                                                     Since Inception
Class R3 Shares           One Year      Five Years      (7-1-03)
---------------           --------      ----------   ---------------
Return Before Taxes        45.39%          2.71%          6.49%

Return After Taxes
on Distributions           45.39%          2.65%          6.45%

Return After Taxes on
Distributions and Sale
of Fund Shares             29.50%          2.32%          5.65%

Russell 3000 Growth Index  37.01%          1.58%          4.42%
(reflects no deduction for fees, expenses, or taxes)
                                     Since Inception
Class R4 Shares           One Year      (2-1-07)
---------------           --------   ---------------
Return Before Taxes        45.59%         -9.31%

Russell 3000 Growth Index  37.01%         -3.12%
(reflects no deduction for fees, expenses, or taxes)
                                        Since Inception
Class R5 Shares           One Year      (10-3-05)
----------------          --------   ----------------
Return Before Taxes        46.15%          0.73%

Russell 3000 Growth Index  37.01%          1.32%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Manager: Alexander M.V. Motola, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg and has served as the Fund's portfolio manager since 2001.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INTERNATIONAL GROWTH FUND

Investment Goals
----------------
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                            Class R3   Class R4   Class R5
                                            --------   --------   --------
Maximum Sales Charge (Load) Imposed            none       none       none
on Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)           none       none       none
(as a percentage of
redemption proceeds or original
purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                            Class R3   Class R4   Class R5
                                            --------   --------   --------
Management Fee                                0.88%      0.88%      0.88%
Distribution and Service (12b-1) Fees         1.00%      0.25%      0.00%
Other Expenses(1)(2)(3)                       1.26%      1.26%      1.26%
                                             -------    -------    -------
Total Annual Fund Operating Expenses          3.14%      2.39%      2.14%
Fee Waiver/Expense Reimbursement(4)          (1.64)%    (0.99)%    (1.15)%
                                             -------    -------    -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement            1.50%      1.40%      0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) For the most recent fiscal year, the Fund had nominal Class R3, Class
    R4 and Class R5 assets, and the actual expense ratio for each such class (6.14%, 980.09% and 522.27%, respectively) bears no relation to the expected ratio when the class has an expected level of assets. Accordingly, other expenses are estimated for the current period.
(3) Other expenses include fees and expenses incurred indirectly by the Fund through the Fund's investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2009.
(4) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares      $153       $815     $1,502      $3,334
     Class R4 Shares      $143       $651     $1,186      $2,651
     Class R5 Shares      $101       $559     $1,044      $2,382

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103.57% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including partnership interests and debt obligations. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
                                               taxes, depreciation and
..  potential size of business                  amortization)
..  value based on earnings                 .  management strength
   growth discount model                   .  debt/capital ratio
..  price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations
  (relative to the MSCI All Country World ex-U.S. Growth Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index) and tend to show steady steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the world's gross domestic product ("GDP"). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher rated debt obligation, lower rated and unrated debt obligations are generally more vulnerable than higher rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer term debt obligations owned by the Fund. This effect is also typically more pronounced for lower rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund's investment results vary. The bar chart shows the annual total return for Class R3 shares in the one full calendar year of operations for Class R3 shares. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Morgan Stanley Capital International (MSCI) All Country World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
-------------------------------------
 80.00%


 60.00%

           44.98%
 40.00%


 20.00%


  0.00%


-20.00%


-40.00%


-60.00%
             2009

Highest quarterly results for time period shown: 28.18%
(quarter ended 6-30-09)

Lowest quarterly results for time period shown: -7.98%
(quarter ended 3-31-09)

Average Annual Total Returns (period ended 12-31-09)
----------------------------------------------------
                                                   Since Inception
Class R3 Shares                         One Year      (2-1-08)
--------------                          --------   ---------------

Return Before Taxes                      44.98%         -10.95%

Return After Taxes
on Distributions                         44.69%         -11.43%

Return After Taxes on
Distributions and Sale
of Fund Shares                           29.24%          -9.54%

MSCI All Country World
ex-U.S. Growth Index                     38.67%          -9.70%
(reflects no deduction for fees, expenses, or taxes)

                                                   Since Inception
Class R4 Shares                         One Year      (02-01-08)
---------------                         --------   ---------------
Return Before Taxes                      45.10%         -10.92%

MSCI All Country World                   38.67%          -9.70%
ex-U.S. Growth Index
(reflects no deduction for fees, expenses or taxes)

                                                   Since Inception
Class R5 Shares                         One Year      (02-01-08)
---------------                         --------   ---------------
Return Before Taxes                      45.63%         -10.55%

MSCI All Country World                   38.67%          -9.70%
ex-U.S. Growth Index
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Manager: Alexander M.V. Motola, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2001 and has served as the Fund's portfolio manager since its inception in 2007.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- INCOME BUILDER FUND

Investment Goals
----------------
The Fund's primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Maximum Sales Charge (Load) Imposed          none        none        none
on Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)         none        none        none
(as a percentage
of redemption proceeds or original
purchase price, whichever is lower)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------------------------------------
                                            Class R3*  Class R4   Class R5
                                            --------   --------   --------
Management Fee                                0.76%      0.76%       0.76%
Distribution and Service (12b-1) Fees         1.00%      0.25%       0.00%
Other Expenses(1)                             0.61%      1.32%(2)    1.44%(2)
                                             -------    -------     -------
Total Annual Fund Operating Expenses          2.37%      2.33%       2.20%
Fee Waiver/Expense Reimbursement(3)          (0.87%)    (0.93%)     (1.21%)
                                             -------    -------     -------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement            1.50%      1.40%       0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) For the most recent fiscal year, the Fund had nominal Class R4 and Class R5 assets, and the actual expense ratio for each such class (9.54% and 9.20%, respectively) bears no relation to the expected ratio when the class has an expected level of assets. Accordingly, other expenses are estimated for the current period.
(3) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

*  Class R3 shares were formerly known as Class R1 shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares      $153       $656     $1,187      $2,640
     Class R4 Shares      $143       $638     $1,161      $2,594
     Class R5 Shares      $101       $572     $1,069      $2,439

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63.05% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries) and also including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any quality. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund.
The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower rated or unrated obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher rated obligation, lower rated and unrated obligations are generally more vulnerable than higher rated obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer term obligations owned by the Fund. This effect is also typically more pronounced for lower rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), and mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund's dividends decline.

* Prepayment Risk - Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices.

* Real Estate Risk - The Fund's investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor's 500 Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 25% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
--------------------------------------

 80.00%


 60.00%


 40.00%
                                36.42%
         24.06%
 20.00%
                 17.85%

  0.00%


-20.00%

                        -34.76%
-40.00%


-60.00%
          2006    2007    2008    2009

Highest quarterly results for time period shown: 23.35%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -15.21%
(quarter ended 12-31-08).

Average Annual Total Returns (periods ended 12-31-09)

                                        Since Inception
Class R3 shares              One Year      (2-1-05)
--------------               --------   ---------------
Return Before Taxes           36.42%          7.38%

Return After Taxes
on Distributions              33.46%          5.38%

Return After Taxes on
Distributions and Sale
of Fund Shares                23.43%          5.24%

S&P 500 Index                 26.46%          0.79%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark             24.04%          3.34%
(reflects no deduction for fees, expenses or taxes)

                                        Since Inception
Class R4 Shares              One Year      (2-1-08)
---------------              --------   ---------------
Return Before Taxes           36.10%         -2.71%

S&P 500 Index                 26.46%         -8.85%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark             24.04%         -5.73%
(reflects no deduction for fees, expenses or taxes)

                                        Since Inception
Class R5 Shares              One Year      (2-1-07)
---------------              --------   ---------------
Return Before Taxes           37.01%          1.70%

S&P 500 Index                 26.46%         -6.45%
(reflects no deduction for fees, expenses, or taxes)

Blended Benchmark             24.04%         -3.02%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the president of the Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been with Thornburg since 1984 and has been one of the persons primarily responsible for management of the Fund since its inception in 2002.

Jason Brady, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been one of the persons primarily responsible for management of the Fund since 2007.

Cliff Remily, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2006 and has been one of the persons primarily responsible for management of the Fund since February 2010.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

FUND SUMMARY -- GLOBAL OPPORTUNITIES FUND

Investment Goals
----------------
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                            Class R3   Class R4   Class R5
                                            --------   --------   --------

Maximum Sales Charge (Load) Imposed            none       none       none
on Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load)           none       none       none
(as a percentage of
redemption proceeds or original
purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------
                                            Class R3   Class R4   Class R5
                                            --------   --------   --------
Management Fee                                0.86%      0.86%      0.86%
Distribution and Service (12b-1) Fees         1.00%      0.25%      0.00%
Other Expenses(1)(2)                          1.27%      1.27%      1.27%
                                            --------   --------   --------
Total Annual Fund Operating Expenses          3.13%      2.38%      2.13%
Fee Waiver/Expense Reimbursement(3)          (1.63)%    (0.98)%    (1.14)%
                                            --------   --------   --------
Total Annual Fund Operating Expenses After
  Fee Waiver/Expense Reimbursement            1.50%      1.40%      0.99%

(1) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2) For the most recent fiscal year, the Fund had nominal Class R3, Class
    R4 and Class R5 assets, and the actual expense ratio for each such class (116.95%, 14.73% and 239.11%, respectively) bears no relation to the expected ratio when the class has an expected level of assets. Therefore, other expenses are estimated for the current period.
(3) Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg before February 1, 2011, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

                        1 Year    3 Years    5 Years    10 Years
                        ------    -------    -------    --------
     Class R3 Shares      $153       $813     $1,498      $3,325
     Class R4 Shares      $143       $649     $1,182      $2,641
     Class R5 Shares      $101       $557     $1,039      $2,372

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103.20% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc., believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any quality. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor's view of specific investment opportunities and macro-economic factors.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

* Management Risk - The Fund is an actively managed portfolio, and the value of the Fund's investments can be reduced if Thornburg pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or risks affecting specific issuers in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

* Market and Economic Risk - The value of the Fund's investments may decline and the Fund's share value may be reduced due to changes in general economic and market conditions. The value of an equity security or debt obligation may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, market volatility, and political and legal developments.

* Risks Affecting Specific Issuers - The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the equity security or debt obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

* Foreign Investment Risk - Investments in the equity securities or debt obligations of foreign issuers may involve additional risks including changes in currency exchange rates which adversely affect the Fund's investments or the value of the Fund's foreign currency holdings and investments denominated in foreign currencies, political instability, confiscations, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

* Smaller Company Risk - Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in valuing or selling the investments.

* Credit Risk - If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher rated debt obligation, lower rated and unrated debt obligations are generally more vulnerable than higher rated debt obligations to default and to downgrades.

* Interest Rate Risk - When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for any intermediate and longer term debt obligations owned by the Fund. This effect is also typically more pronounced for lower rated and unrated debt obligations (including particularly "junk" or "high yield" bonds), the value of which may fluctuate more significantly in response to interest rate changes. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

* Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in developing countries.

* Real Estate Risk - The Fund's investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund's investment results vary. The bar chart shows the annual total return for Class R3 shares of the Fund in the one full calendar year of operations for Class R3 shares. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2009. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

<The following is presented as a bar graph in the Prospectus.>
Annual Total Returns - Class R3 Shares
-------------------------------------

 80.00%


 60.00%

          45.79%
 40.00%


 20.00%


  0.00%


-20.00%


-40.00%


-60.00%
           2009

Highest quarterly results for time period shown: 36.02%
(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -14.33%
(quarter ended 3-31-09).

Average Annual Total Returns (period ended 12/31/09)

                                                   Since Inception
Class R3 Shares                         One Year      (2-1-08)
---------------                         --------   ---------------

Return Before Taxes                      45.79%         -10.78%

Return After Taxes on Distributions      43.01%         -12.31%

Return After Taxes on Distributions
and Sale of Fund Shares                  28.41%         -10.17%

MSCI AC World Index                      34.63%          -9.03%
(reflects no deduction for fees, expenses, or taxes)

                                                   Since Inception
Class R4 Shares                         One Year      (02-01-08)
---------------                         --------   ---------------
Return Before Taxes                      46.17%         -10.68%

MSCI AC World Index                      34.63%          -9.03%
(reflects no deduction for fees, expenses or taxes)

                                                   Since Inception
Class R5 Shares                         One Year      (02-01-08)
---------------                         --------   ---------------
Return Before Taxes                      46.74%         -10.25%

MSCI AC World Index                      34.63%          -9.03%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Management
----------
Investment Advisor:  Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the president of the Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been with Thornburg since 1984 and has been one of the persons primarily responsible for management of the Fund since its inception in 2002.

W. Vinson Walden, CFA, a managing director of Thornburg Investment Management, Inc., has been with Thornburg since 2002 and has been one of the persons primarily responsible for management of the Fund since 2006.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to "Summary of Other Important Information Respecting Fund Shares" on page __ of this Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION RESPECTING FUND SHARES
-------------------------------------------------------------

Purchase and Sale of Fund Shares
--------------------------------
Eligible employer-sponsored retirement plans wishing to make Class R3, Class R4 or Class R5 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan which makes Class R3, Class R4 or Class R5 shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of Class R3, Class R4 and Class R5, your employer-sponsored retirement plans may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your Class R3, Class R4 or Class R5 shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

TAX INFORMATION
---------------
Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see "Taxes" on page __ of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
-------------------------------------------------------------
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENT OBJECTIVES AND STRATEGIES, AND RISKS OF FUND INVESTMENT STRATEGIES
------------------------------------------------------------------------------
Summaries of each Fund's principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. More detailed information about each Fund's investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds' policies and procedures with respect to the disclosure of Fund portfolio investments.

FUND INVESTMENT GOALS. The investment goals for each Fund are stated above in each Fund Summary. The primary goal of each Fund is a fundamental policy of the Fund, and may not be changed without the approval of that Fund's shareholders. The secondary goal of each of Limited Term U.S. Government Fund and Limited Term Income Fund is also a fundamental policy of each of those Funds. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

PRINCIPAL INVESTMENT STRATEGIES: A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption "Principal Investment Strategies" relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

INVESTING IN STOCKS AND OTHER EQUITY SECURITIES. Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts and American Depositary Shares ("ADRs" and "ADSs"), partnership interests, shares in exchange traded funds ("ETFs") and other investment companies, and publicly traded real estate investment trusts.
Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities.

General Risks of Equity Securities. Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. The Funds' investment advisor ("Thornburg") may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund's shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company's equity securities through an initial public offering ("IPO"). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund's assets grow, the impact of that Fund's investments in IPOs on the performance of the Fund may decline.

Market and Economic Risks Affecting Equity Securities. Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect companies in which a Fund has invested, even if the businesses of those companies are not adversely affected.

Risks Affecting Specific Companies. Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company's products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund's entire investment in the company.

Risks of Investing in Smaller Companies. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

Risks of Investing in Real Estate Investment Trusts ("REITs"). Real estate investment trusts ("REITs") are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the Investment Company Act of 1940 (the "1940 Act").

Limited Number of Portfolio Holdings. Value Fund, International Value Fund, Core Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals.
To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund's net asset value may increase or decrease more in response to a change in the value of one of the Fund's portfolio holdings than if the Fund invested in a larger number of issuers.

INVESTING IN DEBT OBLIGATIONS. Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions "Investing in Foreign Equity Securities and Debt Obligations," "Investing in U.S. Government Obligations," "Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments," "Investing in Other Asset-Backed Securities," "Investing in Structured Finance Arrangements" and "Investing in Municipal Obligations."

General Risks of Investing in Debt Obligations. Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risk, market risks, interest rate risks and prepayment risks. These risks are summarized below. The Funds' investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund's shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions "Investing in Foreign Equity Securities and Debt Obligations," Investing in U.S. Government Obligations," "Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments," "Investing in Other Asset-Backed Securities," "Investing in Structured Finance Arrangements" and "Investing in Municipal Obligations."

Credit and Specific Issuer Risks. Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or
delay paying principal or interest when due.   Debt obligations are typically
subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can
collect.   The credit risk is generally more pronounced for lower quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below under the caption "Investing in Foreign Equity Securities and Debt Obligations." Debt obligations are often rated as to credit quality by one or more ratings agencies, and if a debt obligation's rating is reduced it usually will decline in value.

Interest Rate Risk Affecting Debt Obligations. The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations decreases. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse affect on a Fund's share value when it holds intermediate or longer maturity obligations.

Prepayment Risk Affecting Certain Debt Obligations. Some debt obligations permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the debt obligation was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by a Fund may result in a lower yield to the Fund.

Market and Liquidity Risks Affecting Debt Obligations. In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or
otherwise able to pay their obligations when due.   Similarly, adverse
conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold.

Risks Affecting Lower Quality Debt Securities. A debt obligation's credit rating reflects the expected ability of the obligation's issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch") and Standard & Poor's Corporation ("S&P"). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody's, Fitch, or S&P are considered "investment grade" obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade debt obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below investment grade are sometimes referred to as "high-yield" securities or "junk" bonds, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions and changes in interest rates. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation's rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer's current financial condition may be better or worse than a rating indicates.

Additional Risks Affecting Convertible Debt Obligations. Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

INVESTING IN FOREIGN EQUITY SECURITIES AND DEBT OBLIGATIONS. Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

General Risks Affecting Foreign Investments. Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund's investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

Foreign Currency Risks. Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government's decision to devalue its currency or
impose currency controls.   The investment advisor may seek to hedge foreign
currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund.

Developing Country Risks. Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that are less politically stable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other risks having pronounced significance to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which the Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

Risks of Debt Issued by Foreign Governments. Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and "supra-national" entities such as the International Bank for Reconstruction and Development (commonly called the "World Bank"). A Fund's investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund's investments in debt obligations issued by developing countries.

INVESTING IN U.S. GOVERNMENT OBLIGATIONS. United States government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as "agency obligations."

General Risks of Investing in U.S. Government Obligations. U.S. Treasury securities and other debt obligations which are backed by the full faith credit of the U.S. government are commonly regarded as having little risk of default, and currently carry the highest credit rating. Obligations that are backed by the full faith and credit of the U.S. government may be subject to ratings downgrades. The principal risks of U.S. government obligations that are not full faith and credit obligations are summarized below.

Risks of Investing in Agency Obligations. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency's authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") into conservatorship overseen by the Federal Housing Finance Agency. While this arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac, the government has not stated explicitly that securities issued or guaranteed by Fannie Mae or Freddie Mac are backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government will continue to support these or other government-sponsored enterprises.

INVESTING IN MORTGAGE-BACKED SECURITIES, PARTICIPATION INTERESTS AND OTHER MORTGAGE-RELATED INVESTMENTS. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called "subprime" mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac")) or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the
U.S. government.   See "Risks of Investing in Agency Obligations," above.

Risks Affecting Mortgage-Backed Securities. Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risks. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Those securities with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting "Investing in Obligations of the U.S. Government." Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of
the ability of issuers to meet principal and interest payments.   The market
value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages' scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund's yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security's effective maturity, a slower prepayment rate on the underlying mortgages may increase the volatility of the security's price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See "Investing in Structured Finance Arrangements," below, for further discussion of these instruments.

INVESTING IN OTHER ASSET-BACKED SECURITIES: Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

Risks of Other Asset-Backed Securities. As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risks. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

INVESTING IN STRUCTURED FINANCE ARRANGEMENTS: Structured finance arrangements include investments such as collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs"). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called "subprime" mortgages.

Structured finance arrangements are typically issued in multiple "tranches," each of which represents a portion or "slice" of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a "junior" tranche until all other, more "senior" tranches are paid in full for that period. The most junior tranche is commonly referred to as the "residual" or "equity" interest.

Risks of Structured Finance Arrangements. An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest rate risk, market and liquidity risks, prepayment risks and management risks. Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding the assets directly, which may entail additional risks (see "Investing With Derivatives," below).

INVESTING WITH DERIVATIVES. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

Risks of Investing with Derivatives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter ("OTC") derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

INVESTING IN MUNICIPAL OBLIGATIONS. Municipal debt obligations, which are often called "municipal obligations," are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Risks Affecting Municipal Obligations. Municipal obligations are subject to the same risks affecting other debt obligations which are described above. In addition, to the extent that a municipal obligation is covered by third party insurance for the timely payment of principal and interest, municipal obligations are subject to the risk that rating organizations downgrade the claims-paying ability of the insurer, which may negatively affect the value and credit rating of the municipal obligation itself. Municipal obligations may become also subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes, or otherwise affecting the power and ability of an issuer of municipal obligations to pay principal and interest when due.

TEMPORARY INVESTMENTS. Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment goals.

BUYING FUND SHARES

Class R3, Class R4 and Class R5 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement to make Class R3, Class R4 or Class R5 shares available to plan participants. Class R3, Class R4 and Class R5 shares generally are not available to retail non-retirement accounts, individual retirement accounts ("IRAs"), Roth IRAs, SIMPLE IRAs, individual 403(b) plans, Simplified Employee Pensions ("SEPs"), individual ("solo") and certain small employer 401(k) plans, SAR-SEPs, 529 tuition programs, and Coverdell Educational Savings Accounts. "Small employer," for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares. Retirement plans wishing to make Class R3, Class R4 or Class R5 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds.

You may add Fund shares to your plan account by contacting your plan administrator.

No sales charge, contingent deferred sales charge or redemption fee is currently imposed on the purchase or redemption of Class R3, Class R4 or Class R5 shares. In the future, Class R3, Class R4 or Class R5 shares of any Fund redeemed or exchanged within 30 days of purchase may be subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange if, in the sole judgment of Thornburg, the fee is necessary to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading.

Class R3 and Class R4 shares of a Fund are subject to a Rule 12b-1 Service Plan, which provides for payment by the Fund to Thornburg of a service fee of up to 1/4 of 1% of the class's net assets each year to obtain various shareholder and distribution-related services. Class R3 shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's Class R3 shares and to pay for commissions and other distribution expenses. Because the service fee and the distribution fee are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class R5 shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse Thornburg for costs to obtain various shareholder and distribution-related services from persons who sell Class R5 shares. The maximum annual reimbursement under the plan for Class R5 shares is 1/4 of 1% of the class's net assets, but Thornburg currently has no intention to seek a reimbursement of any expenses under the plan for Class R5 shares. Because this fee would be paid out of the class's assets on an ongoing basis, over time this fee would increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Those share classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial intermediary who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase or redeem shares, the price is based on the net asset value ("NAV") next determined after receipt of your order in proper form. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business. See "Transaction Details," below.

COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, financial advisors, retirement plans and trust companies (each, a "financial intermediary" and collectively, "financial intermediaries") may impose charges or fees in connection with selling or holding Class R3, Class R4 or Class R5 shares. These amounts differ depending upon the class of shares, the identity of the financial intermediary, and how the investor holds Fund shares.

Amounts which could be paid by each Fund in connection with Rule 12b-1 plans are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described above under the caption "Buying Fund Shares."

Thornburg and TSC may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to financial intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information.
These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that these services provided by these financial intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds. Except in unusual circumstances, Thornburg will not pay these amounts to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum.

In addition, some financial intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the investor's financial intermediary.

SELLING FUND SHARES

Please contact your retirement plan administrator if you wish to sell shares of any Fund. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself. Your shares will be redeemed by the Fund at the NAV per share next determined after your redemption request is received in proper form. The amount of any redemption fee will be deducted and the remaining proceeds will be paid to your plan administrator. Any redemption fee will apply to any appreciation in value. No redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a redemption fee will be redeemed first. Please note the following:

* Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

* Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

* No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

INVESTOR SERVICES

Fund Information
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Please contact your plan administrator for information respecting your account. Additionally, Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Street Name Accounts
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Some financial intermediaries act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street name through an account with a financial intermediary rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial intermediary, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial intermediaries to learn about the different options available for owning mutual fund shares.

Exchanging Shares
-----------------
As a shareholder, you generally have the privilege of exchanging Class R3, Class R4 or R5 shares of a Thornburg Fund for the same class of shares of another Thornburg Fund. You should contact your plan administrator for information about any fees or other requirements that your employer-sponsored retirement plan may impose on such exchanges. Additionally, each Fund reserves the right at any time to refuse any exchange or to temporarily or permanently terminate the exchange privilege. See "Excessive Trading," below.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange ("NYSE") is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Equity securities held by a Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, or where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where a Fund's management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value.

An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is not open for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different from the price the Fund is likely to obtain if it sought a bid for the security.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of the techniques used by Thornburg to reduce excessive trading. Because Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund may own securities listed primarily on foreign exchanges which trade on days the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders cannot purchase or redeem Fund shares.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

When you buy shares of the Funds or sell or exchange them through your plan administrator, you may be charged a fee for this service. Please read your plan materials for any additional procedures, service features or fees that may apply.

Certain financial intermediaries which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial intermediary could be held liable for resulting fees or losses.

Each Fund may authorize certain financial intermediaries to receive on its behalf purchase and redemption orders received in good form, and some of those financial intermediaries may be authorized to designate other firms to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial intermediary or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized financial intermediary or its designee.

Financial intermediaries offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, TSC or Thornburg and the Funds, TSC and Thornburg are not responsible for errors or omissions of any financial intermediary offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Some account transactions will require a Medallion signature guarantee or other evidence of identity or authority. This requirement is intended to protect you and your Fund from fraud. We will require a Medallion signature guarantee or other evidence we specify when certain changes are made to account information, a check is mailed to a different address than shown on our records, a check is requested payable to a third party, redemption proceeds are transferred to another account on our records, or certain other circumstances. If a signature guarantee is required, it must be provided by a participant in the Securities Transfer Agent Medallion Program ("STAMP"), and the STAMP Medallion imprint is the only guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

EXCESSIVE TRADING

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds' investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Thornburg Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund's securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. See also "Investor Services - Exchanging Shares" above.

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The omnibus accountholders may also be unable to process and collect redemption fees or may refuse to do so. Consequently, a Fund may not be able to collect redemption fees from investors in omnibus accounts in some cases when those fees would ordinarily apply.

Upon notice by the Trust, a redemption fee of 1.00% may be charged on redemptions or exchanges of Class R3, Class R4 or Class R5 shares of any Fund within 30 days of purchase. The fee would be calculated on the value of the shares on the date of the redemption or exchange. The fee would not be imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee would be redeemed first. This fee would be instituted to offset brokerage commissions and other expenses which may be incurred by the Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive redemption fees in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

DIVIDENDS AND DISTRIBUTIONS

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Government Fund and Income Fund each declares dividends from its net investment income daily and pays those dividends monthly. Income Builder Fund typically declares dividends from net investment income daily and pays those dividends quarterly. Value Fund, International Value Fund and Global Opportunities Fund typically declare and pay dividends from any net investment income quarterly, and Growth Fund and International Growth Fund are expected to follow the same practice in any periods when they have net investment income. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Dividends from Net Investment Income
------------------------------------
Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Capital Gains
-------------
Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges. No interest is accrued or paid on amounts represented by uncashed redemption or distribution checks.

TAXES

Federal Taxes - In General
--------------------------
Certain general aspects of federal income taxation of individual shareholders are discussed below. Prospective investors should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds. In particular, purchasers are cautioned to seek the advice of their own advisors respecting the tax consequences of contributions to their plan account, and distributions from their plan account, which are not addressed in this brief discussion.

Federal Tax Treatment of Distributions
--------------------------------------
Distributions to qualified retirement plan accounts are not generally subject to federal income tax under current law. Distributions to accounts which are not tax qualified will be subject to federal income tax.

Distributions to taxable accounts representing net investment income, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. The portion of distributions which is "qualified dividend income" because it is attributable to certain corporation dividends will be taxed to noncorporate shareholders at the reduced rate of federal income tax on long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains regardless of the length of time the shareholder has owned the shares.

Federal Tax Treatment of Sales or Redemptions of Shares
-------------------------------------------------------
An investor's redemption of Fund shares or exchange of shares for shares of another Fund through a qualified retirement plan account is not generally subject to federal income tax under current law unless the transaction results in a distribution to the investor. A taxable shareholder's redemption of Fund shares or exchange of shares for shares of another Fund will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or exchange.

ORGANIZATION OF THE FUNDS

Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISOR

The Funds are managed by Thornburg Investment Management, Inc. ("Thornburg"). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares of each Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class's shareholders. Thornburg's services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year, the investment advisory and administrative services fee rates for each of the Funds were:

                         Year (or fiscal period) Ended September 30, 2009
                         ------------------------------------------------
                                Advisory             Administrative
                                Fee Rate            Services Fee Rate
                              (all classes)   Classes R3 and R4   Class R5
                              -------------   -----------------   --------
Government Fund                  0.38%              0.125%*          N/A
Income Fund                      0.50%              0.125%*          N/A
Value Fund                       0.77%              0.125%          0.05%
International Value Fund         0.70%              0.125%          0.05%
Growth Fund                      0.83%              0.125%          0.05%
International Growth Fund        0.88%              0.125%          0.05%
Income Builder Fund              0.76%              0.125%          0.05%
Global Opportunities Fund        0.86%              0.125%          0.05%

*  Government Fund and Income Fund do not currently offer Class R4 shares.

The advisory fee rate for each Fund decreases as assets increase and increases as assets decrease in accordance with the following breakpoint schedules:

---------------
Government Fund
---------------
          Net Assets of Fund             Advisory Fee Rate
          ------------------             -----------------
          0 to $1 billion                     0.375%
          $1 billion to $2 billion            0.325%
          Over $2 billion                     0.275%

-----------
Income Fund
-----------
          Net Assets of Fund             Advisory Fee Rate
          ------------------             -----------------
          0 to $500 million                   0.500%
          $500 million to $1 billion          0.450%
          $1 billion to $1.5 billion          0.400%
          $1.5 billion to $2 billion          0.350%
          Over $2 billion                     0.275%

-----------------------------------------------------------------------------
Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund
-----------------------------------------------------------------------------
         Net Assets of Fund             Advisory Fee Rate
         ------------------             -----------------
         0 to $500 million                    0.875%
         $500 million to $1 billion           0.825%
         $1 billion to $1.5 billion           0.775%
         $1.5 billion to $2 billion           0.725%
         Over $2 billion                      0.675%

A discussion regarding the basis for the approval of each Fund's Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year ended September 30, 2009.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. Each Fund's expenses include payments to third parties that perform administrative services for accounts invested in the Funds. These administrative and recordkeeping expenses may be charged to the Funds as a percentage of share value held by an account, or based on the number of persons holding through an account, or on another basis. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Buying Fund Shares."

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers
-----------------------
The portfolio managers for each of the Funds are identified in the first part of this Prospectus. Some Funds have a single portfolio manager, and other Funds have co-portfolio managers who work together. Portfolio management at Thornburg is a collegial process. Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision. Portfolio managers are assisted by other employees of Thornburg.

The following disclosure provides information about each portfolio manager's recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Government Fund
---------------
Jason Brady, CFA, a managing director of Thornburg, has been the portfolio manager of Government Fund and Income Fund and a co-portfolio manager of Income Builder Fund since February 2007. Mr. Brady joined Thornburg as an associate portfolio manager in October 2006 and was named a managing director in January 2007. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Income Fund
-----------
Jason Brady (see description above under Government Fund).

Lon Erickson, CFA, a managing director of Thornburg, has been a co-portfolio manager of Income Fund since February 2010. Mr. Erickson joined Thornburg in 2007 and was named a managing director in January 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Value Fund
----------
Edward Maran, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Maran joined Thornburg as an associate portfolio manager in 2002 and was named a Managing Director in 2004. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Connor Browne, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Browne joined Thornburg Investment Management in August of 2001 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

International Value Fund
------------------------
William V. Fries, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for the portfolio management of International Value Fund since its inception in 1998. Mr. Fries was also one of the persons primarily responsible for the portfolio management of Value Fund from its inception in 1995 through 2009. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company.

Wendy Trevisani, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mrs. Trevisani joined Thornburg Investment Management as an associate portfolio manager in 1999, and was named a managing director in 2003. Her responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Lei Wang, CFA, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Growth Fund
-----------
Alexander M.V. Motola, CFA, a managing director of Thornburg, is the portfolio manager of Growth Fund and International Growth Fund. Mr. Motola has served as the portfolio manager of Growth Fund since January 2001. Mr. Motola has served as a co-portfolio manager or portfolio manager of International Growth Fund from its inception in February 2007. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities (including portfolio manager, associate portfolio manager, equity trader, and equity specialist) at other investment firms.

International Growth Fund
-------------------------
Alexander M.V. Motola (see description above under Growth Fund).

Income Builder Fund
-------------------
Brian J. McMahon, the president of Thornburg Investment Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been a co-portfolio manager of Income Builder Fund since that Fund's inception in December 2002 and a co-portfolio manager of Global Opportunities Fund since that Fund's inception in July 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 15 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients.

Jason Brady (see description above under Government Fund).

Cliff Remily, CFA, a managing director of Thornburg, has been a co-portfolio manager of Income Builder Fund since February 2010. Mr. Remily joined Thornburg as an equity research analyst in 2006, was promoted to associate portfolio manager in 2008, and was named a managing director in January 2010. Before joining Thornburg, Mr. Remily worked as an acquisition analyst for Kennedy Associates Real Estate Counsel, as an equity analyst for Zack's Investment Research Firm, and as an intern-equity research analyst for Brandes Investment Partners.

Global Opportunities Fund
-------------------------
Brian J. McMahon (see description above under Income Builder Fund)

W. Vinson Walden, CFA, a managing director of Thornburg since 2004, has been a co-portfolio manager of the Global Opportunities Fund since that Fund's inception in July 2006. Joining Thornburg in 2002, Mr. Walden served as an associate portfolio manager for Funds of the Trust. Mr. Walden was an associate portfolio manager for another investment management firm before joining Thornburg.

TRUSTEES

The Funds are managed by Thornburg under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the 1940 Act, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, Chairman of Trustees since 1987

Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, and Thornburg Investment Trust in 1987. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor to the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute-New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, Trustee since 2001, member of Governance and Nominating Committee

Brian McMahon is the president of Thornburg Investment Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 16 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, Trustee since 2001, Chairman of Audit Committee

David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies. Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He has served various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, Trustee since 2004, Chairman of Governance and Nominating Committee

Eliot Cutler is Senior Counsel with the law firm of Akin Gump Strauss Hauer & Feld, LLP. He was an environmental and land use lawyer for more than 25 years, participating in the planning, permitting, funding and construction of facilities for public and private sector clients. He subsequently opened and managed the Beijing office for Akin Gump, representing both American firms in China and Chinese clients investing outside China. Mr. Cutler was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, Trustee since 2004, member of Audit Committee

Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical
Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.

Owen D. Van Essen, Trustee since 2004, member of Governance and Nominating Committee

Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, Trustee since 1996, member of Audit Committee

James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund commenced offering Class R3 shares on July 1, 2003 and Income Builder Fund commenced offering Class R3 shares on February 1, 2005.* Value Fund, International Value Fund and Growth Fund commenced offering Class R4 shares on February 1, 2007 and Income Builder Fund commenced offering Class R4 shares on February 1, 2008. Value Fund and International Value Fund commenced offering Class R5 shares on February 1, 2005, Growth Fund commenced offering Class R5 shares on October 3, 2005, and Income Builder Fund commenced offering Class R5 shares on February 1, 2007. International Growth Fund and Global Opportunities Fund commenced offering Class R3, Class R4 and Class R5 shares on February 1, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2009 for each Fund appears in the financial statements for the Fund, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

The report of PricewaterhouseCoopers LLP, together with each Fund's financial statements, is included in each Fund's Annual Report, which is available upon request.

* Class R3 Shares were known as Class R1 shares until February 1, 2007.


THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------
                                                                   Year Ended September 30,
Class R3 Shares:                                       2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year                     $13.27     $12.97     $12.76     $12.77     $13.02
                                                       ---------------------------------------------------
Income from investment operations:
   Net investment income                                 0.41       0.44       0.40       0.37       0.34
   Net realized and unrealized
     gain (loss) on investments                          0.53       0.30       0.22      (0.01)     (0.25)
                                                       ---------------------------------------------------
Total from investment operations                         0.94       0.74       0.62       0.36       0.09
Less dividends from:
   Net investment income                                (0.42)     (0.44)     (0.41)     (0.37)     (0.34)
                                                       ---------------------------------------------------
Change in net asset value                                0.52       0.30       0.21      (0.01)     (0.25)
NET ASSET VALUE, end of year                           $13.79     $13.27     $12.97     $12.76     $12.77
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                             7.15%      5.77%      4.93%      2.86%      0.72%
Ratios to average net assets:
   Net investment income                                 3.00%      3.33%      3.15%      2.90%      2.66%
   Expenses, after expense reductions                    1.00%      1.01%      1.00%      1.00%      0.93%
   Expenses, after expense reductions
     and net of custody credits                          0.99%      0.99%      0.99%      0.97%      0.91%
   Expenses, before expense reductions                   1.40%      1.47%      1.64%      1.55%      3.55%
Portfolio turnover rate                                 39.42%     19.61%     43.35%      7.47%     18.00%

Net assets at end of year (000)                        $7,625     $6,367     $4,398     $3,591     $3,008


THORNBURG LIMITED TERM INCOME FUND
-----------------------------
                                                                   Year Ended September 30,
Class R3 Shares:                                       2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $11.92     $12.40     $12.38     $12.52     $12.81
                                                       ---------------------------------------------------
Income from investment operations:
   Net investment income                                 0.61       0.55       0.50       0.50       0.48
   Net realized and unrealized
     gain (loss) on investments                          0.90      (0.48)      0.03      (0.14)     (0.30)
                                                       ---------------------------------------------------
Total from investment operations                         1.51       0.07       0.53       0.36       0.18
Less dividends from:
   Net investment income                                (0.61)     (0.55)     (0.51)     (0.50)     (0.47)
                                                       ---------------------------------------------------
Change in net asset value                                0.90      (0.48)      0.02      (0.14)     (0.29)

NET ASSET VALUE, end of year                           $12.82     $11.92     $12.40     $12.38     $12.52
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                            13.13%      0.44%      4.34%      2.97%      1.43%
Ratios to average net assets:
   Net investment income                                 5.08%      4.42%      4.09%      4.07%      3.57%
   Expenses, after expense reductions                    0.99%      0.99%      0.99%      1.00%      1.00%
   Expenses, after expense reductions
     and net of custody credits                          0.99%      0.99%      0.99%      0.99%      0.99%
   Expenses, before expense reductions                   1.48%      1.52%      1.71%      1.79%      3.15%
Portfolio turnover rate                                 45.31%    42.84%     41.55%      6.77%     23.16%

Net assets at end of year (000)                        $10,091    $9,712     $6,191     $3,331     $2,162



THORNBURG VALUE FUND
--------------------
                                                                   Year Ended September 30,
Class R3 Shares:                                       2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $27.86     $43.94     $37.43     $32.68     $28.06
                                                       ---------------------------------------------------
Income from investment operations:
   Net investment income                                 0.36       0.17       0.26       0.37       0.33
   Net realized and unrealized
     gain (loss) on investments                          1.66     (12.19)      7.81       4.71       4.60
                                                       ---------------------------------------------------
Total from investment operations                         2.02     (12.02)      8.07       5.08       4.93
Less dividends from:
   Net investment income                                (0.40)     (0.13)     (0.26)     (0.33)     (0.31)
   Net realized gains                                     -        (3.93)     (1.30)       -          -
                                                       ---------------------------------------------------
Total dividends                                         (0.40)     (4.06)     (1.56)     (0.33)     (0.31)
                                                       ---------------------------------------------------
Change in net asset value                                1.62     (16.08)      6.51       4.75       4.62

NET ASSET VALUE, end of year                           $29.48     $27.86     $43.94     $37.43     $32.68
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                             7.62%    (29.54)%    22.11%     15.60%     17.64%
Ratios to average net assets:
   Net investment income                                 1.57%      0.50%      0.63%      1.05%      1.07%
   Expenses, after expense reductions                    1.35%      1.35%      1.35%      1.36%      1.35%
   Expenses, after expense reductions
     and net of custody credits                          1.35%      1.35%      1.35%      1.35%      1.35%
   Expenses, before expense reductions                   1.72%      1.66%      1.63%      1.69%      1.94%
Portfolio turnover rate                                 83.00%     70.65%     79.29%     51.36%     58.90%

Net assets at end of year (000)                        $162,231   $161,517   $151,260   $48,627    $11,661

<F*>  Based on weighted average shares outstanding.


THORNBURG VALUE FUND
-----------------
Class R4 Shares:
                                                       Year                  Period Ended
PER SHARE PERFORMANCE                                  Ended September 30,   September 30,
(for a share outstanding throughout the period)+       2009       2008       2007(a)

Net Asset Value, beginning of period                   $27.99     $44.14     $41.00
                                                       -----------------------------
Income from investment operations:
  Net investment income (loss)                           0.39       0.19       0.20
  Net realized and unrealized
     gain (loss) on investments                          1.67     (12.23)      3.12
                                                       -----------------------------
Total from investment operations                         2.06     (12.04)      3.32
                                                       -----------------------------
Less dividends from:
  Net investment income                                 (0.43)     (0.18)     (0.18)
  Net realized gains                                      -        (3.93)       -
                                                       -----------------------------
Total dividends                                         (0.43)     (4.11)     (0.18)
Change in net asset value                                1.63     (16.15)      3.14

NET ASSET VALUE, end of period                         $29.62     $27.99     $44.14
                                                       =============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                          7.74%    (29.47)%     8.09%
Ratios to average net assets:
  Net investment income (loss)                           1.65%      0.58%      0.70%(c)
  Expenses, after expense reductions                     1.25%      1.24%      1.25%(c)
  Expenses, after expense reductions and
    net of custody credits                               1.25%      1.24%      1.25%(c)
  Expenses, before expense reductions                    1.54%      1.48%      2.34%(c)
Portfolio turnover rate                                 83.00%     70.65%     79.29%

Net assists at end of period (000)                     $44,037    $29,462    $7,038

<Fa> Effective date of this class of shares was February 1, 2007.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<F+> Based on weighted average shares outstanding.



THORNBURG VALUE FUND
-----------------

                                                                                                   Period Ended
                                                              Year Ended September 30,             September 30,
Class R5 Shares:                                       2009       2008       2007       2006       2005(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period                   $28.45     $44.78     $38.09     $33.22     $30.75
                                                       ---------------------------------------------------
Income from investment operations:
   Net investment income                                 0.46       0.32       0.49       0.24       0.28
   Net realized and unrealized
     gain (loss) on investments                          1.71     (12.47)      7.91       5.07       2.45
                                                       ---------------------------------------------------
Total from investment operations                         2.17     (12.15)      8.40       5.31       2.73

Less dividends from:
   Net investment income                                (0.49)     (0.25)     (0.41)     (0.44)     (0.26)
   Net realized gains                                     -        (3.93)     (1.30)       -          -
                                                       ---------------------------------------------------
Total dividends                                         (0.49)     (4.18)     (1.71)     (0.44)     (0.26)
Change in net asset value                                1.68     (16.33)      6.69       4.87       2.47

NET ASSET VALUE, end of period                         $30.13     $28.45     $44.78     $38.09     $33.22
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                          8.05%    (29.30)%    22.63%     16.07%      8.93%
Ratios to average net assets:
   Net investment income                                 1.93%      0.92%      1.14%      0.64%      1.31%(c)
   Expenses, after expense reductions                    0.98%      0.98%      0.91%      1.00%      1.00%(c)
   Expenses, after expense reductions
     and net of custody credits                          0.98%      0.98%      0.91%      0.98%      0.99%(c)
   Expenses, before expense reductions                   1.18%      1.03%      0.93%      3.24%    127.30%(c)(d)
Portfolio turnover rate                                 83.00%     70.65      79.29%     51.36%     58.90%
Net assets at end of year (000)                        $165,663  $135,173   $106,906    $10,483        $31

<Fa> Effective date of this class of shares was February 1, 2005.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
-----------------------------
                                                                   Year Ended September 30,
Class R3 Shares:                                       2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $23.73     $36.18     $26.58     $22.88     $18.28
                                                       ---------------------------------------------------
Income from investment operations:
   Net investment income                                 0.20       0.33       0.23       0.33       0.21
   Net realized and unrealized
     gain (loss) on investments                          0.23      (9.63)     10.26       3.97       4.63
                                                       ---------------------------------------------------
Total from investment operations                         0.43      (9.30)     10.49       4.30       4.84
                                                       ---------------------------------------------------
Less dividends from:
   Net investment income                                (0.20)     (0.27)     (0.24)     (0.20)     (0.24)
   Realized capital gains                                 -        (2.88)     (0.65)     (0.40)       -
                                                       ---------------------------------------------------
Total dividend                                          (0.20)     (3.15)     (0.89)     (0.60)     (0.24)
                                                       ---------------------------------------------------
Change in net asset value                                0.23     (12.45)      9.60       3.70       4.60

NET ASSET VALUE, end of year                           $23.96     $23.73     $36.18     $26.58     $22.88
                                                       ===================================================
Ratios/Supplemental Data
------------------------
Total return                                             1.96%    (27.90)%    40.43%     19.15%     26.54%
Ratios to average net assets:
   Net investment income                                 1.02%      1.07%      0.75%      1.29%      0.99%
   Expenses, after expense reductions                    1.45%      1.45%      1.45%      1.45%      1.45%
   Expenses, after expense reductions
     and net of custody credits                          1.45%      1.45%      1.45%      1.45%      1.45%
   Expenses, before expense reductions                   1.64%      1.62%      1.61%      1.61%      1.72%
Portfolio turnover rate                                 32.76%     27.31%     64.77%     36.58%     34.17%
Net assets at end of year (000)                        $1,042,248 $902,150   $984,587   $445,081   $118,436

<F+>  Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
-----------------------------
Class R4 Shares:
                                                         Year Ended          Period Ended
PER SHARE PERFORMANCE                                   September 30,        September 30,
(for a share outstanding throughout the period)+       2009       2008       2007(a)

Net Asset Value, beginning of period                   $23.60     $36.02     $28.86
                                                       -----------------------------
Income from investment operations:
  Net investment income                                  0.26       0.44       0.09
  Net realized and unrealized
     gain (loss) on investments                          0.21      (9.62)      7.36
                                                       -----------------------------
Total from investment operations                         0.47      (9.18)      7.45
                                                       -----------------------------
Less dividends from:
  Net investment income                                 (0.25)     (0.36)     (0.29)
  Net realized gains                                      -        (2.88)       -
                                                       -----------------------------
Total dividende                                         (0.25)     (3.24)     (0.29)
Change in net asset value                                0.22     (12.42)      7.16

NET ASSET VALUE, end of period                         $23.82     $23.60     $36.02
                                                       =============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                          2.16%    (27.73)%    25.90%
Ratios to average net assets:
  Net investment income (loss)                           1.29%      1.51%      0.42%(c)
  Expenses, after expense reductions                     1.25%      1.25%      1.25%(c)
  Expenses, after expense reductions and
    net of custody credits                               1.25%      1.25%      1.25%(c)
  Expenses, before expense reductions                    1.50%      1.40%      1.70%(c)
Portfolio turnover rate                                 32.76%     27.31%     64.77%
Net assists at end of period (000)                     $522,363   $231,960   $39,217

<Fa> Effective date of this class of shares was February 1, 2007.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
-----------------------------
                                                                                                Period Ended
                                                                   Year Ended September 30,     September 30,
Class R5 Shares:                                       2009       2008       2007       2006       2005(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+
Net asset value, beginning of period                   $24.14     $36.74     $26.97     $23.18     $20.37
                                                       ---------------------------------------------------
Income from investment operations:
   Net investment income                                 0.30       0.50       0.43       0.45       0.16
   Net realized and unrealized
     gain (loss) on investments                          0.23      (9.81)     10.39       4.03       2.84
                                                       ---------------------------------------------------
Total from investment operations                         0.53      (9.31)     10.82       4.48       3.00
                                                       ---------------------------------------------------
Less dividends from:
   Net investment income                                (0.29)     (0.41)     (0.40)     (0.29)     (0.19)
   Realized capital gains                                 -        (2.88)     (0.65)     (0.40)       -
                                                       ---------------------------------------------------
Total dividends                                         (0.29)     (3.29)     (1.05)     (0.69)     (0.19)
                                                       ---------------------------------------------------
Change in net asset value                                0.24     (12.60)      9.77       3.79       2.81

NET ASSET VALUE, end of period                         $24.38     $24.14     $36.74     $26.97     $23.18
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                          2.40%    (27.54)%    41.13%     19.72%     14.72%
Ratios to average net assets:
   Net investment income                                 1.51%      1.65%      1.33%      1.76%      1.10%(c)
   Expenses, after expense reductions                    0.99%      0.99%      0.94%      0.95%      1.00%(c)
   Expenses, after expense reductions
     and net of custody credits                          0.99%      0.99%      0.94%      0.95%      0.99%(c)
   Expenses, before expense reductions                   1.08%      1.01%      0.95%      0.96%      2.13%(c)
Portfolio turnover rate                                 32.76%     27.31%     64.77%     36.58%     34.17%

Net assets at end of period (000)                      $1,414,122 $944,582   $450,944   $48,699    $14,458

<Fa>  Effective date of this class of shares was February 1, 2005.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.
<F+>  Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
----------------------

                                                                      Year Ended September 30,
Class R3 Shares:                                       2009       2008       2007       2006       2005
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $13.37     $20.75     $16.43     $14.26     $10.90
                                                       --------------------------------------------------
Income from investment operations:
   Net investment income (loss)                         (0.09)     (0.13)     (0.18)     (0.14)     (0.14)
   Net realized and unrealized
     gain (loss) on investments                          0.34      (7.24)      4.50       2.54       3.50
                                                       --------------------------------------------------
Total from investment operations                         0.25      (7.37)      4.32       2.40       3.36
Less dividends from:
   Realized capital gains                                 -        (0.01)       -        (0.24)       -
Redemption fees added to paid in capital                  -          -          -         0.01        -
                                                       --------------------------------------------------
Change in net asset value                                0.25      (7.38)      4.32       2.17       3.36

NET ASSET VALUE, end of year                           $13.62     $13.37     $20.75     $16.43     $14.26
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                             1.87%    (35.53)%    26.29%     17.14%     30.83%
Ratios to average net assets:
   Net investment income (loss)                         (0.84)%    (0.74)%    (0.91)%    (0.90)%    (1.08)%
   Expenses, after expense reductions                    1.49%      1.50%      1.51%      1.53%      1.52%
   Expenses, after expense reductions
     and net of custody credits                          1.49%      1.50%      1.50%      1.50%      1.49%
   Expenses, before expense reductions                   1.76%      1.72%      1.64%      1.73%      3.56%
Portfolio turnover rate                                 82.86%     79.73%     82.37%     98.00%    115.37%

Net assets at end of year (000)                        $278,576   $289,500   $414,267   $90,167    $6,345

<F+>  Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
----------------------
Class R4 Shares:                                         Year Ended          Period Ended
                                                        September 30,        September 30,
                                                       2009       2008       2007(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $13.37     $20.73     $18.90
                                                       -----------------------------
Income from investment operations:
  Net investment income                                 (0.08)     (0.13)     (0.12)
  Net realized and unrealized
     Gain (loss) on investments                          0.34      (7.22)      1.95
                                                       -----------------------------
Total from investment operations                         0.26      (7.35)      1.83
                                                       -----------------------------
Less dividends from:
  Realized capital gains                                  -        (0.01)       -
                                                       -----------------------------
Change in net asset value                                0.26      (7.36)      1.83

NET ASSET VALUE, end of period                         $13.63     $13.37     $20.73
                                                       =============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                          1.94%    (35.47)%     9.68%
Ratios to average net assets:
  Net investment income (loss)                          (0.77)%    (0.78)%    (0.93)%(c)
  Expenses, after expense reductions                     1.40%      1.40%      1.41%(c)
  Expenses, after expense reductions and
    net of custody credits                               1.40%      1.40%      1.40%(c)
  Expenses, before expense reductions                    1.83%      1.73%      8.74%(c)(d)
Portfolio turnover rate                                 82.86%     79.73%     82.37%

Net assets at end of period (000)                      $30,871    $21,047    $3,508

<Fa> Effective date of this class of shares was February 1, 2007.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
----------------------
                                                              Year Ended                Period Ended
                                                             September 30,              September 30,
Class R5 Shares:                                       2009       2008       2007       2006(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $13.70     $21.15     $16.65     $14.43
                                                       ----------------------------------------
Income from investment operations:
  Net investment income                                 (0.04)     (0.05)     (0.07)     (0.06)
  Net realized and unrealized
     gain (loss) on investments                          0.36      (7.39)      4.57       2.51
                                                       ----------------------------------------
Total from investment operations                         0.32      (7.44)      4.50       2.45
                                                       ----------------------------------------
Redemption fees added to paid in capital                  -          -          -         0.01

Less dividends from:
  Realized capital gains                                  -        (0.01)       -        (0.24)
                                                       ----------------------------------------
Change in net asset value                                0.32      (7.45)      4.50       2.22

Net asset value, end of period                         $14.02     $13.70     $21.15     $16.65
                                                       ========================================
Ratios/Supplemental Data
------------------------
Total return(b)                                          2.34%    (35.19)%    27.03%     17.29%
Ratios to average net assets:
  Net investment income (loss)                          (0.34)%    (0.30)%    (0.37)%    (0.38)%(c)
  Expenses, after expense reductions                     0.99%      0.99%      0.95%      1.01%(c)
  Expenses, after expense reductions and
    net of custody credits                               0.99%      0.99%      0.95%      0.99%(c)
  Expenses, before expense reductions                    1.27%      1.18%      0.97%    176.54%(c)(d)
Portfolio turnover rate                                 82.86%     79.73%     82.37%     98.00%

Net assets at end of period (000)                      $323,268   $251,299   $158,084   $45

<Fa>  Effective date of this class of shares was October 3, 2005.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized
<Fd>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+>  Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------
                                                       Year       Period
                                                       Ended      Ended
                                                       Sept. 30,  Sept. 30,
Class R3 Shares:                                       2009       2008(a)
PER SHARE PERFORMANCE
 (for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $10.36     $13.94
                                                       ------------------
Income from investment operations:
  Net investment income (loss)                           0.08       0.09
  Net realized and unrealized
    gain (loss) on investments                           0.06      (3.67)
                                                       ------------------
Total from investment operations                         0.14      (3.58)
Less dividends from:
  Net investment income                                 (0.17)       -
                                                       ------------------
Change in net asset value                               (0.03)     (3.58)

NET ASSET VALUE, end of period                         $10.33     $10.36
                                                       ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                          2.09%    (25.68)%
Ratios to average net assets:
   Net investment income (loss)                          0.94%      1.08%(c)
   Expenses, after expense reductions                    1.46%      1.50%(c)
   Expenses, after expense reductions
     and net of custody credits                          1.46%      1.49%(c)
   Expenses, before expense reductions                   6.14%(d)  26.47%(c)(d)

Portfolio turnover rate                                103.57%     54.31%

Net assets at end of period (000)                      $748       $113

<Fa> Effective date of this class of shares was February 1, 2008.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------
                                                       Year       Period
                                                       Ended      Ended
                                                       Sept. 30,  Sept. 30,
Class R4 Shares:                                       2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $10.36     $13.94
                                                       ------------------
Income from investment operations:
  Net investment income (loss)                           0.07       0.10
  Net realized and unrealized
    gain (loss) on investments                           0.06      (3.68)
                                                       ------------------
Total from investment operations                         0.13      (3.58)
Less dividends from:
  Net investment income                                 (0.20)       -
                                                       -------------------
Change in net asset value                               (0.07)      (3.58)

NET ASSET VALUE, end of period                         $10.29     $10.36
                                                       ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return (b)                                         2.10%    (25.68)%
Ratios to average net assets:
   Net investment income (loss)                          0.82%      1.16%(c)
   Expenses, after expense reductions                    1.40%      1.40%(c)
   Expenses, after expense reductions
     and net of custody credits                          1.40%      1.40%(c)
   Expenses, before expense reductions                 980.09%(d) 861.94%(c)(d)

Portfolio turnover rate                                103.57%     54.31%

Net assets at end of period (000)                      $2         $2

<Fa> Effective date of this class of shares was February 1, 2008.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------
                                                       Year       Period
                                                       Ended September 30,
Class R5 Shares:                                       2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $10.46     $14.03
                                                       ------------------
Income from investment operations:
  Net investment income (loss)                           0.08       0.14
  Net realized and unrealized
    gain (loss) on investments                           0.11      (3.71)
                                                       ------------------
Total from investment operations                         0.19      (3.57)
Less dividends from:
  Net investment income                                 (0.19)       -
                                                       ------------------
Change in net asset value                                0.00      (3.57)

NET ASSET VALUE, end of period                         $10.46     $10.46
                                                       ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return (b)                                         2.53%    (25.45)%
Ratios to average net assets:
   Net investment income (loss)                          0.92%      1.57%(c)
   Expenses, after expense reductions                    0.97%      0.96%(c)
   Expenses, after expense reductions
     and net of custody credits                          0.97%      0.95%(c)
   Expenses, before expense reductions                 522.27%(d) 851.43%(c)(d)

Portfolio turnover rate                                103.57%     54.31%

Net assets at end of period (000)                      $9         $2

<Fa> Effective date of this class of shares was February 1, 2008.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
----------------------------------
                                                                                                Period Ended
                                                                   Year Ended September 30,     September 30,
Class R3 Shares:                                       2009       2008       2007       2006       2005(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+
Net asset value, beginning of period                   $16.85     $23.34     $19.58     $17.93     $16.98
                                                       ---------------------------------------------------
Income from investment operations:
   Net investment income                                 1.00       1.00       0.86       0.82       0.50
   Net realized and unrealized
     gain (loss) on investments                          0.58      (6.05)      4.24       1.92       0.79
                                                       ---------------------------------------------------
Total from investment operations                         1.58      (5.05)      5.10       2.74       1.29
                                                       ---------------------------------------------------
Less dividends from
   Net investment income                                (1.05)     (0.97)     (0.83)     (0.75)     (0.34)
   Net realized gains                                     -        (0.47)     (0.51)     (0.34)       -
                                                       ---------------------------------------------------
Total Dividends                                         (1.05)     (1.44)     (1.34)     (1.09)     (0.34)
Change in net asset value                                0.53      (6.49)      3.76       1.65       0.95

NET ASSET VALUE, end of period                         $17.38     $16.85     $23.34     $19.58     $17.93
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                         10.74%    (22.69)%    27.10%     15.91%      7.67%
Ratios to average net assets:
   Net investment income                                 6.93%      4.89%      4.00%      4.36%      4.27%(c)
   Expenses, after expense reductions                    1.50%      1.49%      1.50%      1.50%      1.50%(c)
   Expenses, after expense reductions
     and net of custody credits                          1.50%      1.49%      1.50%      1.50%      1.49%(c)
   Expenses, before expense reductions                   1.87%      1.77%      2.16%      6.05%     28.93%(c)(d)
Portfolio turnover rate                                 63.05%     46.07%     62.60%     55.29%     76.76%

Net assets at end of period (000)                      $14,828    $11,848     $7,544     $1,301       $280

<Fa>  Effective date of this class of shares was February 1, 2005.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.
<Fd>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+>  Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
----------------------------------
                                                       Year       Period
                                                       Ended      Ended
                                                       Sept. 30,  Sept. 30,
Class R4 Shares:                                       2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $16.94     $21.22
                                                       ------------------
Income from investment operations:
  Net investment income                                  1.01       0.66
  Net realized and unrealized
    gain (loss) on investments                           0.59      (4.39)
                                                       ------------------
Total from investment operations                         1.60      (3.73)
Less dividends from:
  Net investment income                                 (1.07)     (0.55)
                                                       ------------------
Change in net asset value                                0.53      (4.28)

NET ASSET VALUE, end of period                         $17.47     $16.94
                                                       ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return (b)                                        10.83%    (17.79)%
Ratios to average net assets:
   Net investment income                                 7.02%      5.28%(c)
   Expenses, after expense reductions                    1.40%      1.40%(c)
   Expenses, after expense reductions
     and net of custody credits                          1.40%      1.40%(c)
   Expenses, before expense reductions                   9.54%(d)  16.97%(c)(d)
Portfolio turnover rate                                 63.05%     46.07%

Net assets at end of period (000)                       $48        $251

<Fa> Effective date of this class of shares was February 1, 2008.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
----------------------------------
                                                         Year Ended          Period Ended
                                                        September 30,        September 30,
Class R5 Shares:                                       2009       2008       2007(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $16.98     $23.51     $20.74
                                                       -----------------------------
Income from investment operations:
  Net investment income                                  1.04       1.11       0.46
  Net realized and unrealized
     Gain (loss) on investments                          0.61      (6.09)      2.87
                                                       -----------------------------
Total from investment operations                         1.65      (4.98)      3.33
                                                       -----------------------------
Less dividends from:
  Net investment income                                 (1.13)     (1.08)     (0.56)
  Net realized gains                                      -        (0.47)       -
                                                       -----------------------------
Total dividends                                         (1.13)     (1.55)     (0.56)
                                                       -----------------------------
Change in net asset value                                0.52      (6.53)      2.77
NET ASSET VALUE, end of period                         $17.50     $16.98     $23.51
                                                       =============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                         11.19%    (22.27)%    16.19%
Ratios to average net assets:
  Net investment income (loss)                           7.14%      5.48%      3.17%(c)
  Expenses, after expense reductions                     0.99%      0.99%      0.99%(c)
  Expenses, after expense reductions and
    net of custody credits                               0.99%      0.99%      0.98%(c)
  Expenses, before expense reductions                    9.20%(d)  11.77%    278.77%(c)(d)

Portfolio turnover rate                                 63.05%     46.07%     62.60%
Net assists at end of period (000)                      $427       $221       $72

<Fa> Effective date of this class of shares was February 1, 2007.
<Fb> Not annualized for period less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------
                                                       Year       Period
                                                       Ended      Ended
                                                       Sept. 30,  Sept. 30,
Class R3 Shares:                                       2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $13.37     $17.91
                                                       ------------------
Income from investment operations:
  Net investment income (loss)                           0.26       0.29
  Net realized and unrealized
    gain (loss) on investments                           0.05      (4.70)
                                                       ------------------
Total from investment operations                         0.31      (4.41)
Less dividends from:
  Net investment income                                 (0.60)     (0.13)
                                                       ------------------
Change in net asset value                               (0.29)     (4.54)

NET ASSET VALUE, end of period                         $13.08     $13.37
                                                       =================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return (b)                                         3.61%    (24.78)%
Ratios to average net assets:
   Net investment income (loss)                          2.57%      2.61%(c)
   Expenses, after expense reductions                    1.50%      1.49%(c)
   Expenses, after expense reductions
     and net of custody credits                          1.49%      1.49%(c)
   Expenses, before expense reductions                 116.95%(d)  67.47%(c)(d)

Portfolio turnover rate                                103.02%     83.70%

Net assets at end of period (000)                      $20        $35

<Fa> Effective date of this class of shares was February 1, 2008.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------
                                                       Year       Period
                                                       Ended      Ended
                                                       Sept. 30,  Sept. 30,
Class R4 Shares:                                       2009       2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $13.38     $17.91
                                                       ------------------
Income from investment operations:
  Net investment income (loss)                           0.40       0.28
  Net realized and unrealized
    gain (loss) on investments                          (0.08)     (4.69)
                                                       ------------------
Total from investment operations                         0.32      (4.41)
Less dividends from:
  Net investment income                                 (0.66)     (0.12)
                                                       ------------------
Change in net asset value                               (0.34)     (4.53)

Net asset value, end of period                         $13.04     $13.38
                                                       ==================
Ratios/Supplemental Data
------------------------
Total return(b)                                          3.73%    (24.74)%
Ratios to average net assets:
   Net investment income (loss)                          3.19%      2.48%(c)
   Expenses, after expense reductions                    1.40%      1.41%(c)
   Expenses, after expense reductions
     and net of custody credits                          1.40%      1.40%(c)
   Expenses, before expense reductions                  14.73%    864.00%(c)(d)

Portfolio turnover rate                                103.02%     83.70%

Net assets at end of period (000)                      $1,244     $3

<Fa> Effective date of this class of shares was February 1, 2008.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------
                                                       Year       Period
                                                       Ended      Ended
                                                       Sept. 30,  Sept. 30,
Class R5 Shares:                                       2009       2008(a)
PER SHARE PERFORMANCE
 (for a share outstanding throughout the period)+

Net Asset Value, beginning of period                   $13.46     $17.98
                                                       -----------------
Income from investment operations:
  Net investment income (loss)                           0.53       0.33
  Net realized and unrealized
    gain (loss) on investments                          (0.15)     (4.70)
                                                       ------------------
Total from investment operations                         0.38      (4.37)
Less dividends from:
  Net investment income                                 (0.69)     (0.15)
                                                       ------------------
Change in net asset value                               (0.31)     (4.52)

NET ASSET VALUE, end of period                         $13.15     $13.46
                                                       ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return (b)                                         4.25%    (24.47)%
Ratios to average net assets:
   Net investment income (loss)                          4.36%      2.97%(c)
   Expenses, after expense reductions                    0.97%      0.92%(c)
   Expenses, after expense reductions
     and net of custody credits                          0.97%      0.92%(c)
   Expenses, before expense reductions                 239.11%(d) 850.59%(c)(d)

Portfolio turnover rate                                103.02%     83.70%

Net assets at end of period (000)                      $86        $2

<Fa> Effective date of this class of shares was February 1, 2008.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


<OUTSIDE BACK COVER>
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Investment Advisor
   Thornburg Investment Management, Inc.
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

Distributor
   Thornburg Securities Corporation
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

Custodian
   State Street Bank & Trust Co.
   2 Avenue De Lafayette
   Boston, Massachusetts 02111

Transfer Agent
   Boston Financial Data Services
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

General Counsel
   Legal matters in connection with the issuance of shares of the Funds are passed upon by Thompson, Hickey, Cunningham, Clow & April, P.A. 460 St. Michael's Drive, Suite 1103, Santa Fe, New Mexico 87505

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year or fiscal period. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds' current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg website at www.thornburg.com. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds' shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506
(800) 847-0200
www.thornburg.com

The Funds are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.
</OUTSIDE BACK COVER>


                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated February 1, 2010
                                      for

Thornburg Limited Term Municipal Fund ("Limited Term National Fund")
     Class A:  LTMFX
     Class C:  LTMCX
     Class I:  LTMIX

Thornburg Intermediate Municipal Fund ("Intermediate National Fund")
     Class A:  THIMX
     Class C:  THMCX
     Class I:  THMIX

Thornburg Strategic Municipal Income Fund ("Strategic Municipal Income Fund")
     Class A:  TSSAX
     Class C:  TSSCX
     Class I:  TSSIX

Thornburg California Limited Term Municipal Fund ("Limited Term California
Fund")
     Class A:  LTCAX
     Class C:  LTCCX
     Class I:  LTCIX

Thornburg New Mexico Intermediate Municipal Fund ("Intermediate New Mexico
Fund")
     Class A:  THNMX
     Class D:  THNDX
     Class I:  THNIX

Thornburg New York Intermediate Municipal Fund ("Intermediate New York Fund")
     Class A:  THNYX
     Class I:  TNYIX

Thornburg Limited Term U.S. Government Fund ("Government Fund")
     Class A:  LTUSX
     Class B:  LTUBX
     Class C:  LTUCX
     Class I:  LTUIX

Thornburg Limited Term Income Fund ("Income Fund")
     Class A:  THIFX
     Class C:  THICX
     Class I:  THIIX

Thornburg Strategic Income Fund ("Strategic Income Fund")
     Class A:  TSIAX
     Class C:  TSICX
     Class I:  TSIIX

Thornburg Value Fund ("Value Fund")
     Class A:  TVAFX
     Class B:  TVBFX
     Class C:  TVCFX
     Class I:  TVIFX

Thornburg International Value Fund ("International Value Fund")
     Class A:  TGVAX
     Class B:  THGBX
     Class C:  THGCX
     Class I:  TGVIX

Thornburg Core Growth Fund ("Growth Fund")
     Class A:  THCGX
     Class C:  TCGCX
     Class I:  THIGX

Thornburg International Growth Fund ("International Growth Fund")
     Class A:  TIGAX
     Class C:  TIGCX
     Class I:  TINGX

Thornburg Investment Income Builder Fund ("Income Builder Fund")
     Class A:  TIBAX
     Class C:  TIBCX
     Class I:  TIBIX

Thornburg Global Opportunities Fund ("Global Opportunities Fund")
     Class A:  THOAX
     Class C:  THOCX
     Class I:  THOIX

                           2300 North Ridgetop Road
                          Santa Fe, New Mexico 87506

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Funds" Prospectus dated February 1, 2010. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by going to "Forms and Literature" on the Thornburg website at www.thornburg.com and clicking the appropriate hyperlink to view the current Prospectus or Financial Reports, by telephoning a Fund Support Representative at 1-800-847-0200, or by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. The audited financial statements contained in the Annual Reports to Shareholders for each of the Funds for the fiscal year ended September 30, 2009 are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' "Thornburg Funds" Prospectus.



                            TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS. . . .   . . . . . . . . . . . . . . . . . . __

INVESTMENT POLICIES. . . . . . . . .   . . . . . . . . . . . . . . . . __
    Investing in Debt Obligations  . . . . . . . . . . . . . . . . . . __
    Investing in Equity Securities . . . . . . . . . . . . . . . . . . __
    Investing in Foreign Debt Obligations and
      Foreign Equity Securities. . . . . . . . . . . . . . . . . . . . __
    Investing in Derivative Instruments  . . . . . . . . . . . . . . . __
    Other Investments and Investment Techniques  . . . . . . . . . . . __

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION   . . . . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . .   . . . . . . . . . . . . __
    Limited Term National Fund and Limited Term California Fund. . . . __
    Intermediate National Fund, Intermediate New Mexico Fund and
      Intermediate New York Fund . . . . . . . . . . . . . . . . . . . __
    Strategic Municipal Income Fund  . . . . . . . . . . . . . . . . . __
    Government Fund. . . . . . . . . . . . . . . . . . . . . . . . . . __
    Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . __
    Strategic Income Fund, Value Fund, International Value Fund,
      Growth Fund, International Growth Fund, Income Builder Fund,
      and Global Opportunities Fund. . . . . . . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . . . . . __
    Performance and Portfolio Information . . . . . . . . . .  . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . __
    Limited Term National Fund (Class A, Class C and Class I Shares). .__ Intermediate National Fund (Class A, Class C and Class I Shares). .__ Strategic Municipal Income Fund (Class A, Class C and Class I
      Shares) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .__
    Limited Term California Fund (Class A, Class C and Class I Shares).__ Intermediate New Mexico Fund (Class A, Class D Shares and Class I
      Shares). . . . . . . . . . . . . . . . . . . . . . . . . . . . . __
    Intermediate New York Fund (Class A and Class I Shares)  . . . . . __
    Government Fund (Class A, Class B, Class C and Class I Shares). . .__
    Income Fund (Class A, Class C and Class I Shares). . . . . . . . . __
    Strategic Income Fund (Class A, Class C and Class I Shares). . . . __
    Value Fund (Class A, Class B, Class C and Class I Shares). . . . . __
    International Value Fund (Class A, Class B, Class C Shares and
      Class I Shares). . . . . . . . . . . . . . . . . . . . . . . . . __
    Growth Fund (Class A, Class C and Class I Shares). . . . . . . . . __
    International Growth Fund (Class A, Class C and Class I Shares). . __
    Income Builder Fund (Class A, Class C and Class I Shares). . . . . __
    Global Opportunities Fund (Class A, Class C and Class I Shares). . __

ADDITIONAL MATTERS RESPECTING TAXES. . . . . . . . . . . . . . . . . . __
    Election by the Funds-Subchapter M . . . . . . . . . . . . . . . . __
    Backup Withholding . . . . . . . . . . . . . . . . . . . . . . . . __
    Distributions by Investment Companies-In General . . . . . . . . . __
    Municipal Funds-Income Dividends . . . . . . . . . . . . . . . . . __
    Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . __
    Foreign Withholding Taxes. . . . . . . . . . . . . . . . . . . . . __
    Redemptions or Other Dispositions of Shares. . . . . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS . . . . . . . . . . . . . . . . __

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT, AND
ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . . . . . . __
    Investment Advisory Agreement. . . . . . . . . . . . . . . . . . . __
    Proxy Voting Policies. . . . . . . . . . . . . . . . . . . . . . . __
    Administrative Services Agreement. . . . . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . __
    Service Plans - All Classes . . . . . . . .. . . . . . . . . . . . __
    Class B Distribution Plan . . . . . . . . . . . . . . . .  . . . . __
    Class C and Class D Distribution Plan . . . .  . . . . . . . . . . __
    Amounts Paid Under Rule 12b-1 Plans and Agreements . . . . . . . . __

FINANCIAL INTERMEDIARY COMPENSATION. . . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . __
    Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION. . . . . . . . __
    Selective Disclosure of Nonpublic Holdings Information . . . . . . __
    Making Holdings Information Publicly Available . . . . . . . . . . __

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . __
    Interested Trustees. . . . . . . . . . . . . . . . . . . . . . . . __
    Independent Trustees . . . . . . . . . . . . . . . . . . . . . . . __
    Officers of the Fund (who are not Trustees). . . . . . . . . . . . __
    Committees of the Trustees. . . . . . . . .  . . . . . . . . . . . __
    Compensation of the Trustees . . . . . . . . . . . . . . . . . . . __
    Certain Ownership Interests of Trustees. . . . . . . . . . . . . . __
    Personal Securities Transactions of Personnel. . . . . . . . . . . __

INFORMATION ABOUT PORTFOLIO MANAGERS . . . . . . . . . . . . . . . . . __
    Portfolio Manager Compensation . . . . . . . . . . . . . . . . . . __
    Conflicts of Interest. . . . . . . . . . . . . . . . . . . . . . . __
    Accounts Managed by Portfolio Managers . . . . . . . . . . . . . . __
    Portfolio Managers' Ownership of Shares in the Funds . . . . . . . __

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . __
    Limited Term National Fund . . . . . . . . . . . . . . . . . . . . __
    Intermediate National Fund . . . . . . . . . . . . . . . . . . . . __
    Strategic Municipal Income Fund. . . . . . . . . . . . . . . . . . __
    Limited Term California Fund . . . . . . . . . . . . . . . . . . . __
    Intermediate New Mexico Fund . . . . . . . . . . . . . . . . . . . __
    Intermediate New York Fund . . . . . . . . . . . . . . . . . . . . __
    Government Fund. . . . . . . . . . . . . . . . . . . . . . . . . . __
    Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . __
    Strategic Income Fund. . . . . . . . . . . . . . . . . . . . . . . __
    Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . __
    International Value Fund . . . . . . . . . . . . . . . . . . . . . __
    Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . __
    International Growth Fund. . . . . . . . . . . . . . . . . . . . . __
    Income Builder Fund. . . . . . . . . . . . . . . . . . . . . . . . __
    Global Opportunities Fund. . . . . . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . __
    Waivers of CDSCs on Redemptions of Class B Shares. . . . . . . . . __
    Share Class Conversion within Certain Fee-Based Accounts . . . . . __
    Moving Between Share Classes . . . . . . . . . . . . . . . . . . . __

BUSINESS CONTINUITY PLAN . . . . . . . . . . . . . . . . . . . . . . . __

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. . . . . . . . . . . . . __


                         ORGANIZATION OF THE FUNDS

     Limited Term National Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, Limited Term California Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund and are diversified series and Intermediate New Mexico Fund and Intermediate New York Fund are nondiversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). Prior to February 1, 2002, Thornburg International Value Fund was named "Thornburg Global Value Fund." The Trustees are authorized to divide the Trust's shares into additional series and classes.

     Limited Term National Fund and Limited Term California Fund were formed on December 8, 2003 to serve as the vehicles for acquisition of substantially all of the assets, respectively, of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio (together, the "predecessor funds"), investment portfolios of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized in 1984 as a diversified open-end management investment company ("Thornburg LTMF"). The Board of Directors of Thornburg LTMF determined in December of 2003 that the best interests of Thornburg LTMF's shareholders would be served by combining its two funds with the Funds then offered by the Trust. This transaction, herein sometimes referred to as the "reorganization," was consummated on June 21, 2004 when each of the funds of Thornburg LTMF transferred substantially all of its respective assets to Limited Term National Fund and Limited Term California Fund. Each of Limited Term National Fund and Limited Term California Fund have investment objectives and policies identical to those of its predecessor fund, and each of those Funds is managed under an investment management agreement which is substantially identical to the agreement under which its predecessor fund was managed. The Funds commenced a continuous offering of their shares to the public upon the completion of the reorganization. Financial information in this Statement of Additional Information for Limited Term National Fund and Limited Term California Fund pertains to the predecessor funds for periods before the reorganization.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. ("Thornburg") in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

                           INVESTMENT POLICIES

     Information about each Fund's principal investment strategies and the principal risks associated with those investment strategies is provided in the Prospectus. A "principal investment strategy" of a Fund is a strategy which is important in pursuing the investment objectives stated in the Fund's prospectus, and is anticipated will have a significant effect on the Fund's performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets.

     The following discussion supplements the information in the Prospectus by providing additional detail about some of the investments that a Fund is generally permitted, but not required, to make in pursuing the Fund's investment objectives and certain risks associated with those investments. Not all of the investments identified below will be used by each Fund, and some investments that may be used by a Fund would not ordinarily be considered a principal investment strategy of the Fund. In general, a Fund may make any investment, including investments which are not identified below, if the investment advisor reasonably believes that the investment is consistent with the Fund's investment objectives and policies and the Fund's investment limitations do not expressly prohibit the Fund from doing so.

     Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. For more information about the specific investment limitations that may be applicable to a Fund, please refer to the Prospectus and to the "Investment Limitations" section of this Statement of Additional Information. For purposes of any such limitation on the percentage of a Fund's assets that could be invested in a particular investment strategy, the term "assets" means net assets of the Fund (determined immediately after and as a result of the Fund's acquisition of a given investment) plus the amount of borrowings for investment purposes.

     Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund are sometimes referred to collectively in this Statement of Additional Information as the "Municipal Funds." Together with the Municipal Funds, Government Fund, Income Fund and Strategic Income Fund are sometimes referred to collectively in this Statement of Additional Information as the "Fixed Income Funds." Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund are sometimes referred to collectively in this Statement of Additional Information as the "Equity Funds."

INVESTING IN DEBT OBLIGATIONS

     Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including the condition of the general market, general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Variations in the value of a debt obligation held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

     The following discussion contains additional detail about debt obligations, including some of the specific types of debt obligations in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of debt obligations. You should also read "Investing in Foreign Debt Obligations and Foreign Equity Securities below" for information about some of the characteristics and risks of foreign debt obligations.

Bond Ratings
------------
     Many bonds and other debt obligations are given credit ratings by ratings agencies such as Moody's Investors Service ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Service ("Fitch"). The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the debt obligation which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

     While credit ratings are helpful in evaluating the safety of principal and interest payments under debt obligations, credit ratings do not reflect the risk that market values of debt obligations will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events occurring subsequent to the initial ratings. Accordingly, in addition to using information provided by ratings agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed by Thornburg for a particular debt obligation at the time that a Fund purchases that obligation and will be reviewed by Thornburg from time to time thereafter. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Ratings of Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Ratings of Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in
particular, is likely to be less well established.   Notes bearing the
designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Ratings of Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Ratings of Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries,
(ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Convertible Debt Obligations
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     Income Fund, Strategic Income Fund and each of the Equity Funds may invest in convertible debt obligations.

     Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that a Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that a Fund will not convert the obligation).

     Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Determining a Portfolio's Average Maturity
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     As discussed in the Prospectus, several of the Fixed Income Funds seek to reduce changes in the value of their shares by maintaining a portfolio of investments with a certain dollar-weighted average maturity. For example, Government Fund seeks to maintain a portfolio of investments with a dollar-weighted average maturity that is normally less than five years.

     For purposes of determining an investment's maturity, Thornburg will treat a debt obligation as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates acquired by Government Fund, are interests in pools of mortgages or other loans having varying maturities. Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by a Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may be deemed by Thornburg to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed by Thornburg to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Inverse Floating Rate Notes
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     Each of the Funds may invest in inverse floating rate notes.

     Inverse floating rate notes, sometimes referred to as "inverse floaters," are a form of debt obligation that is ordinarily created by depositing a fixed-rate municipal obligation with a trustee, which divides the fixed rate obligation into two floating rate obligations, one which is a short-term floating rate security paying interest at rates that reset daily or on another short-term basis, and a second of which is a residual interest - the inverse floater - that is also a floating rate obligation which pays interest at rates that move in the opposite direction of the yield on the short-term floating rate obligation. Because changes in the interest rate on the short-term obligation issued by the trust inversely affect the interest paid on the inverse floater, the value and the income of the inverse floater is generally more volatile than that of an ordinary fixed rate debt obligation. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these investments is relatively volatile. These investments tend to underperform the market for fixed rate obligations in a rising long-term interest rate environment, but tend to outperform the market for fixed rate obligations when interest rates decline. Although volatile, inverse floaters may offer the potential for yields exceeding the yields available on fixed rate obligations with comparable credit quality and maturity. These investments usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters would expose a Fund to leverage risk, they are not subject to the Funds' borrowing restrictions.

Lower-Quality Debt Obligations
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     Each of the Funds may purchase debt obligations which are of lower-quality at the time of purchase or which, due to issuer default or credit ratings downgrades, are determined to be of lower-quality subsequent to purchase. Strategic Municipal Income Fund may invest a significant portion of its portfolio in such lower-quality debt obligations.

     For these purposes, "lower-quality" debt obligations include debt obligations rated below Baa by Moody's or BBB by S&P or Fitch, and unrated securities judged by Thornburg to be of equivalent quality. Lower-quality debt obligations typically have poor protection with respect to the payment of interest and repayment of principal, and may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If a Fund experiences unexpected net redemptions, it could be forced to sell lower-quality debt obligations in its portfolio at disadvantageous prices without regard to those obligations' investment merits, which could depress the Fund's net asset value and reduce the Fund's overall investment performance. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-quality debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and a Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In considering investments for a Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

     The Funds may also invest from time to time in unrated obligations, and Strategic Municipal Income Fund may invest a significant portion of its portfolio in municipal obligations that are unrated. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment's actual credit quality. In particular, an unrated obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities
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     Mortgage-Backed Securities. Government Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may invest in mortgage-backed securities, in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Structured Finance Arrangements - Collateralized Mortgage Obligations" below), and in other types of mortgage-related securities.

     Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, which may expose a Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of a Fund because the value of some mortgage-backed securities held by a Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. In September 2008, the U.S. Government placed FNMA and FHLMC into conservatorship overseen by the Federal Housing Finance Authority. While this arrangement is intended to provide additional financial support to FNMA and FHLMC, the U.S. Government has not stated explicitly that securities issued or guaranteed by FNMA of FHLMC are backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government will continue to support these enterprises.

     Mortgage Pass-Through Securities. Income Fund, Strategic Income Fund, and each of the Equity Funds may also purchase pass-through pools of conventional mortgage loans that have been created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards, if any. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund's quality standards.
Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Asset-Backed Securities. Income Fund, Strategic Income Fund and each of the Equity Funds may invest in asset-backed securities.

     The securitization techniques used to develop mortgage-backed securities (see "Mortgage-Backed Securities" and "Mortgage Pass-Through Securities" above) are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in structures similar to the CMO pattern (see "Structured Finance Arrangements -- Collateralized Mortgage Obligations" below). In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses.
The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

     Thornburg expects that governmental, government-related or private entities may create mortgage-backed, mortgage pass-through and asset-backed securities in addition to those described above. If otherwise consistent with a Fund's investment objectives, policies and quality standards, Thornburg may consider investing on behalf of a Fund in such new types of investments. However, no Fund which is otherwise permitted to make these types of investments will purchase those securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable. See "Other Investments and Investment Techniques - Illiquid Investments" below.

Municipal Obligations
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     Each Fund may invest in municipal obligations. In particular, each Municipal Fund's assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest credit rating grades by Moody's, S&P or Fitch, (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest credit rating grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents.

     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     At times, a significant portion of a Municipal Fund's assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if a Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if a Fund has invested in municipal obligations originating in a specific state, adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities. See also the discussions below entitled "Special Risks Affecting Limited Term California Fund," "Special Risks Affecting Intermediate New Mexico Fund" and "Special Risks Affecting Intermediate New York Fund."

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments in municipal obligations and may adversely affect the value of a Fund's portfolio. In addition, the Municipal Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     Auction Rate Securities. An auction rate security is a municipal obligation with a long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every seven to 35 days) through an auction process. The auction is a competitive bidding process used to determine interest rates on each auction date. In the auction, broker dealers submit bids to the auction agent on behalf of investors. The winning bid rate is the rate at which the auction clears, meaning the lowest possible interest rate at which the specific issue of municipal obligations can be sold at par. The clearing rate of interest established in the auction is paid on the entire issue of the municipal obligations for the upcoming period to the holders of those obligations. Investors who bid an interest rate above the clearing rate of interest receive no portion of the issue of municipal obligations, while those whose bids were at or below the clearing rate receive the clearing rate for the next period. Although the auction rate process is intended to permit the holders of a given issue of municipal obligations to sell their holdings at par in the auction at specified intervals, there is the risk that an auction will fail due to an insufficient demand for the obligations that are the subject of the auction, preventing the holders of the obligations from disposing of their holdings, potentially for an indeterminate period of time. In addition, auction rate securities may be subject to changes in interest rates, including decreased interest rates, thereby reducing the yields to holders of the obligations.

     Fixed Rate Demand Obligations. A Fund may purchase fixed rate municipal demand obligations or instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the instrument's final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. Each Municipal Fund except for Strategic Municipal Income Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined by Thornburg at the time of purchase, and will be reviewed by Thornburg from time to time thereafter.

     Floating Rate and Variable Rate Demand Obligations. Floating rate and variable rate demand notes, obligations or instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and may permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets the Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     Mortgage-Backed Municipal Obligations. Some municipal obligations a Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units.
 Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt obligation, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. For more information about the characteristics and risks of mortgage-backed securities, see "Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities" above.

     Municipal Leases. A Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the governmental issuer for which the issuer's taxing power is pledged, these lease obligations are typically backed by the issuer's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price. In seeking to reduce the special risks associated with investment by a Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled; (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an "event of nonappropriation"); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer's general credit is adequate; and (v) such other factors concerning credit quality or the Fund's legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (c) the willingness of dealers to make a market for the obligation; (d) the nature and timing of marketplace trades; and (e) such other factors concerning the trading market as Thornburg may deem relevant.

     Special Risks Affecting Limited Term California Fund. Limited Term California Fund invests primarily in municipal obligations originating in the state of California. For this reason an investment in Limited Term California Fund may be riskier than an investment in Limited Term National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentration of Limited Term California Fund before investing. The following disclosure highlights some important economic information about the state of California, as available as of the date of this Statement of Additional Information. It does not represent a complete analysis of every material fact affecting the debt obligations of the state or its municipalities.

     California has a population of 38.2 million, the largest of the 50 states. Its economy is the largest of the 50 states and among the largest in the world when compared with other countries. In terms of jobs, the five largest sectors of California's economy are trade, transportation, and utilities; government; professional and business services; education and health services; and leisure and hospitality. In terms of output, the five largest sectors of California's economy are financial services; trade, transportation and utilities; education and health services; government; and manufacturing.

     California's economy has slumped in recent years in response to declining values in residential real estate, rising mortgage foreclosures, tighter credit, increased volatility in the financial markets and rising energy prices. The decline in the state's economy could negatively impact the state's credit rating, making it more expensive for the state to borrow money and impacting municipal issuers' ability to pay their obligations. Notably, in May 2008, the City of Vallejo, California filed for federal bankruptcy protection and the adjustment of its debts under Chapter 9 of the United States Bankruptcy Code. The City of Vallejo faces a $16 million deficit with no money in reserve. Analysts have predicted that other municipalities within California, equally affected by the housing slump, the overall economic downturn, and generous compensation packages for municipal employees, may face similar financial difficulties.

     The state's economic forecasts project a recovery from the recession will begin next year, but caution that the recovery is not expected to be as robust as previous recoveries. In its 2009-2010 budget, the state sought to close a $60 billion budget deficit - largest gap in California's history - raising taxes, cutting spending, and using economic stimulus money from the federal government. Nonetheless, preliminary projections indicate that the state will face an estimated budget shortfall of $7 to 8 billion in the next fiscal year and potentially larger shortfalls in subsequent periods.

     According to the most recent data available from the Federation of Tax Administrators, an organization of state tax officials, in 2007 California state and local tax collections reached $172.9 billion, or $4,754 per capita, which was 10th highest in the U.S. State and local tax revenue absorbed 12% of personal income, which ranked 16th in the nation. In comparison to the average state, California relies less on property tax and sales tax and more on individual and corporate income tax. In 2007 approximately 31% of state and local tax revenue was from personal income tax, 31% from sales and excise tax, 24% from property tax, 6.5% from corporate income tax, and 7% from other tax sources.

     According to the most recent data available from the Tax Foundation, an independent organization, California's state and local debt per capita in 2006 was $8,293, 12th highest in the U.S, and the combined state and local tax burden in 2007 was 10.5% of personal income, ranking 6th highest in the U.S.

     Special Risks Affecting Intermediate New Mexico Fund. Intermediate New Mexico Fund invests primarily in municipal obligations originating in New Mexico. For this reason an investment in Intermediate New Mexico Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New Mexico Fund before investing. The following disclosure highlights some important economic information about the state of New Mexico, as available as of the date of this Statement of Additional Information. It does not represent a complete analysis of every material fact affecting the debt obligations of the state or its municipalities.

     New Mexico has a population of 1.98 million. Major industries in New Mexico include oil and gas production, semiconductor manufacturing, tourism, arts and crafts, agriculture, government, manufacturing, and mining. Major federally funded scientific research facilities at Los Alamos, Albuquerque, and White Sands are also important parts of the state economy and have generally limited the state's exposure to local and national economic cycles.

     Like all states, New Mexico's economy was adversely impacted by the recent economic recession, as well as by declining oil and gas prices and reduced consumer spending. Over time, the state's economic declines could negatively impact the state's credit rating, making it more expensive for the state to borrow money and impacting municipal issuers' ability to pay their obligations. Looking beyond the current recession, the state's economy may be vulnerable to reductions in mineral extraction and possible budget decreases at federally funded laboratories. New Mexico is faced with a $650 million budget deficit for the current fiscal year.

     According to the most recent data available from the Federation of Tax Administrators, an organization of state tax officials, in 2007 New Mexico state and local tax collections reached $7.4 billion, or $3,757 per capita, which was 29th highest in the U.S. State and local revenue absorbed 13% of personal income, which ranked 8th highest in the nation. New Mexico's reliance on various forms of taxation for state and local revenue is fairly typical of the average state, except that oil and gas severance taxes provide a substantial source. In 2007, 13.5% of New Mexico's tax collections came from property taxes, 47% from sales and excise tax, 16% from individual income tax, 6% from corporate income tax, and 18% from other sources such as oil and gas severance tax.

     According to the most recent data available from the Tax Foundation, an independent organization, New Mexico's state and local debt per capita was $5,550 in 2006, which was 35th highest in the U.S. The combined state and local tax burden was 8.6% of personal income in 2007, ranking 39th highest in the U.S.

     Special Risks Affecting Intermediate New York Fund. Intermediate New York Fund invests primarily in municipal obligations originating within the state of New York. For this reason, an investment in Intermediate New York Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New York Fund before investing. The following disclosure highlights some important economic information about the state of New York, as available as of the date of this Statement of Additional Information. It does not represent a complete analysis of every material fact affecting the debt obligations of the state or its municipalities.

     New York has a population of 19.5 million, third largest in the U.S. New York City dominates the economy of the state. It is a leading center of banking, finance, communications, insurance, and real estate in the U.S. Tourism is a major source of economic activity. The state is a major agricultural producer, particularly in dairy, cattle and other livestock, vegetables, nursery stock, and apples. Its industrial outputs are printing and publishing, scientific instruments, electronic equipment, machinery, and chemicals.

     According to the state's Department of the Budget, New York experienced a business cycle peak in August 2008, eight months after the nation as a whole. The state's economy turned sharply downwards in the fourth quarter of 2008 as the current recession took hold, led by the financial crisis on Wall Street. The Department of the Budget has projected declines in state income of 7.1 percent in 2008 and 7.9 percent in 2009, significantly higher than the 4-5 percent declines that the state experienced after the collapse of the high-technology equity bubble and the attacks of September 11, 2001. The state's real estate market slowdown has lagged the slowdown in other parts of the U.S., and most analysts project further declines in the New York real estate market. The declining state economy could negatively impact the state's credit rating, making it more expensive for the state to borrow money and impacting municipal issuers' ability to pay their obligations.

     New York's budget for the 2009-2010 fiscal year seeks to close the largest budget deficit ever confronted by the state. The budget seeks to close this gap through a combination of tax increases and spending reductions and the use of $6.15 billion in economic stimulus funds from the federal government. The state's Department of the Budget forecasts budget gaps of $2.2 billion in the 2010-2011 fiscal year, $8.8 billion in the 2011-2012 fiscal year, and $13.7 billion in the 2011-2012 fiscal year.

     According to the most recent data available from the Federation of Tax Administrators, an organization of state tax officials, in 2007 New York state and local tax collections reached $134 billion, or $6,898 per capita, which was 3rd highest in the U.S. State and local tax revenue absorbed 15.8% of personal income, which ranked 2nd highest in the U.S. New York's reliance on various forms of taxation is typical of the average state. In 2007 approximately 28% of tax revenue came from property tax, 24% from sales and excise tax, 32% from individual income tax, 9% from corporate income tax and 6% from other sources.

     According to the most recent data available from the Tax Foundation, an independent organization, New York's state and local debt per capita was $12,526 in 2006, which ranked 2nd highest in the U.S. The combined state and local tax burden was 11.7% of personal income in 2007, ranking 2nd highest in the U.S

Structured Finance Arrangements
-------------------------------
     Collateralized Mortgage Obligations ("CMOs"). Government Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may invest in CMOs.

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security (see discussion of those instruments under "Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities" above). Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

     Government Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in CMOs issues by FHLMC. Like other CMOs, FHLMC CMOs are issued in multiple classes having different maturity dates. FHLMC CMOs are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

     Other Structured Finance Arrangements. Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in other types of structured finance arrangements besides CMOs.

     Other types of structured finance arrangements that are currently available for investment include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and similarly structured securities. A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade.
Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars" below. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. A Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

U.S. Government Obligations
---------------------------
     Each of the Funds may invest in obligations of the U.S. Government. In the case of a Municipal Fund, its investment in U.S. Government Obligations is permitted as part of the Fund's temporary investments in taxable securities (see "Other Investments and Investment Techniques - Temporary Investments" below).

     U.S. Government Obligations include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Zero Coupon Bonds and "Stripped" Securities
-------------------------------------------
     Each of the Funds may purchase zero coupon bonds, including stripped securities.

     Zero coupon bonds are corporate or government-issued debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the obligation at the time of issuance.

     A "stripped" security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a "principal only" or "P/O" security, while the interest component is often referred to as an "income only" or "I/O" security.

     Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. A Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and a Fund is required to distribute that income for each taxable year. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

INVESTING IN EQUITY SECURITIES

     Equity securities represent an ownership interest in the entity issuing the security. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. The values of equity securities fluctuate significantly in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. When equity securities held by a Fund decline in value, the value of the Fund's shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value.

     The following discussion contains additional detail about equity securities, including some of the specific types of equity securities in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of equity securities. You should also read "Investing in Foreign Debt Obligations and Foreign Equity Securities" below for information about some of the characteristics and risks of foreign equity securities.

Closed End Funds
----------------
     Strategic Municipal Income Fund, Strategic Income Fund and each of the Equity Funds may invest in the shares of closed end funds. Strategic Municipal Income Fund's investment in the shares of closed end funds is limited to those closed end funds that invest in municipal obligations and distribute income that the Fund is permitted to designate as exempt interest dividends.

     Closed end funds are investment companies that invest in various securities and other financial assets, and which issue shares that trade on exchanges in a manner similar to the shares of exchange traded funds (see "Exchange Traded Funds" below). The shares of a closed end fund change in value as the values of its component securities and other investments fluctuate with market changes. In contrast to exchange traded funds, however, the trading values of a closed end fund's shares often diverge to a greater extent from the net asset value of the fund's underlying portfolio investments. A closed end fund incurs its own operating expenses, so that if a Fund invests in a closed end fund, shareholders of the Fund bear the closed end fund's expenses in addition to the expenses of the Fund.

Exchange Traded Funds
---------------------
     Strategic Municipal Income Fund, Strategic Income Fund and each of the Equity Funds may invest in the shares of exchange traded funds ("ETFs"). Strategic Municipal Income Fund's investment in the shares of ETFs is limited to those ETFs that invest in municipal obligations and distribute income that the Fund is permitted to designate as exempt interest dividends.

     ETFs are investment companies that invest in various securities and financial assets. ETFs are created either to provide investment results corresponding to a securities index, or are actively managed in a manner corresponding more closely to a traditional mutual fund. ETFs are typically available to investors as units of beneficial interest in a trust, and are purchased and sold on an exchange in the same way as common stocks. The values of ETF shares increase and decline as the values of the ETF's component securities and other investments fluctuate with the market changes, and usually trade in a relatively narrow range relative to the net asset value of its underlying portfolio investments because the structure of an ETF permits certain major market participants to redeem shares of the ETF for a "basket" of the ETF's underlying investments. Shares in an ETF held by a Fund are consequently subject to the same general market risks that affect the underlying investments by the ETF, except that a Fund's investments in an ETF may not exactly match the performance of any specific index (and may not perform as well as any specific index) because of differences between the ETF's investments and the index or other factors. In addition, each ETF incurs its own operating expenses, so that if a Fund invests in an ETF, shareholders of the Fund bear the ETF's expenses in addition to the expenses of the Fund.

Initial Public Offerings
------------------------
     Strategic Income Fund and each of the Equity Funds may invest in common stock or other equity securities offered through initial public offerings ("IPOs").

     An IPO is an issuer's first offering of equity securities to the public. The issuer of IPO securities may have a limited operating history, and limited information about the issuer may be available to potential purchasers. Accordingly, the market for IPO securities may be more volatile and involve greater risk of loss than investments in the equity securities of more established companies. At times a Fund may sell its investment in IPO securities shortly after the Fund purchased those securities, which may result in increased transaction costs for the Fund. There can be no assurance that a Fund will have access to profitable IPOs and, as the Fund's assets grow, any positive impact of IPO investments on the Fund's performance likely will decline.

Investments in the Equity Securities of Smaller Companies
---------------------------------------------------------
     Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

Preferred Stock
---------------
     Strategic Income Fund and each of the Equity Funds may invest in preferred stock.

     Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. Preferred stock dividends are generally fixed in advance, but the issuing company may not be required to pay a dividend if, for example, it lacks the financial ability to do so. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

REITs and Other Real Estate-Related Instruments
-----------------------------------------------
     Strategic Income Fund and each of the Equity Funds may invest in real estate investment trusts ("REITS").

     REITs are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

     Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Short Sales
-----------
     Strategic Income Fund and each of the Equity Funds may enter into short sales with respect to its security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

INVESTING IN FOREIGN DEBT OBLIGATIONS AND FOREIGN EQUITY SECURITIES

     Income Fund, Strategic Income Fund and each of the Equity Funds may make investments in foreign debt obligations or foreign equity securities. International Value Fund and International Growth Fund invest primarily in foreign securities, Global Opportunities Fund invests in a portfolio of both domestic and foreign securities, and at times the portfolios of other Funds may contain a significant percentage of foreign securities.

     A Fund's investment in a foreign debt obligation or foreign equity security typically involves all of the risks inherent in the same type of debt obligation or equity security issued by a domestic issuer. In addition, foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The following discussion contains additional detail about the types of foreign investments which a Fund may make and certain risks associated with those investments. You should read the Prospectus for more information about these investments and their risks.

Foreign Investments
-------------------
     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners' ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair
disposition of those investments.   In addition, the costs of foreign
investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, because of inconsistent legal interpretations or less defined legal and regulatory provisions, or because of corruption or influence on local courts.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

Depositary Receipts
-------------------
     American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or
elsewhere.    An investment in ADRs, EDRs or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs and GDRs remain subject to many of the risk associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer's country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. The Fund's investments in depositary receipts evidencing ownership in shares of a developing country issuer will be deemed to be an investment in that developing country issuer for purposes of the Fund's investment policies and restrictions.

Developing Countries
--------------------
     The considerations noted above generally are intensified for investments in developing countries, potentially including investments in issuers which are not domiciled in a developing country but which have reference to a significant percentage of their business in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Foreign Currency Transactions
-----------------------------
     Income Fund, Strategic Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts and futures contracts to purchase or sell foreign currencies at a future date and price. Additional detail about foreign currency transactions is provided below in the sections entitled "Investing in Derivative Instruments - Foreign Currency Transactions," "Investing in Derivative Instruments - Futures Contracts - Futures Relating to Foreign Currencies," "Investing in Derivative Instruments - Options - Options Relating to Foreign Currencies," and "Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars - Currency Swaps."

INVESTING IN DERIVATIVE INSTRUMENTS

     Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter ("OTC") derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

     A Fund's investment in derivative instruments may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

     The following discussion contains additional detail about the types of derivative instruments in which a Fund may invest and certain risks associated with those investments. You should also read the Prospectus for more information about derivative instruments and their risks.

Combined Positions
------------------
     Any Fund which is permitted to purchase or sell forward contracts, futures contracts and options (see "Forward Contracts", "Futures Contracts" and "Options" below) may also purchase and sell such forward contracts, futures contracts and options in combinatation with one another in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Eurodollar Instruments
----------------------
     Income Fund, Strategic Income Fund and each of the Equity Funds may make investments in Eurodollar instruments.

     Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions
-----------------------------
     Income Fund, Strategic Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

     Conversions on a Spot Basis. A Fund may convert currency on a spot basis from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Currency Forward Contracts. A currency forward contract is a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

     When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund may be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." A Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value.
Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaged in a currency hedging transaction.

     A Fund may also enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts
-----------------
     Strategic Municipal Income Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may purchase or sell futures contracts to hedge against anticipated interest rate, currency or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date at a specified price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date at a specified price. Futures contracts are typically bought and sold on exchanges or boards of trade where the contracts are listed. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     Distributions to shareholders associated with income or net gains realized by a Fund from transactions in futures contracts (or options on futures contracts) may be subject to federal income tax.

     Liquidity of Futures Contracts. Some futures contracts may become illiquid under adverse market conditions, and there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges and boards of trade may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may not be possible for a Fund to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until expiration regardless of unfavorable changes in its value. In that instance, the Fund's access to other assets that it has deposited to cover its futures positions also could be impaired.

     Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, in any instance when a Fund enters into a futures contract, either as purchaser or as seller, the Fund will segregate with its custodian or with a futures commission merchant ("FCM") as initial margin assets sufficient to meet its obligations under the contract. The Fund will also deposit daily "variation margin" payments as required during the term of the contract in order settle the change in the contract's value on a daily basis (a process known as "marking to market"). Segregated assets may consist of cash, cash equivalents or high grade liquid debt obligations. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

     Correlation of Price Changes. Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund's other investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.
Imperfect correlation may also result from differing levels of demand in futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts (see "Currency Forward Contracts" above), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

     The uses and risks of currency futures are similar to futures relating to other securities or indices. A Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency futures in conjunction with each other or with currency options or forward contracts. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions" above.

Indexed Securities
------------------
     Strategic Income Fund and each of the Equity Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators.

     Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Options
-------
     Strategic Municipal Income Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may purchase or write put and call options to hedge against anticipated interest rate or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

     Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed exercise or "strike" price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific equity securities or debt obligations, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, the owner of the put option will experience a loss measured by the premium paid to buy the option, plus related transaction costs.

     The features of call options are similar to those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer will experience a loss if the underlying instrument's price does not rise sufficiently to offset the buyer's cost of purchasing the option and transaction costs.

     The purchase of options increases a Fund's costs because it must pay premiums to purchase the options, and the exercise of put and call options by a Fund will increase portfolio turnover and associated transaction costs. Because premiums for the purchase of options are typically much smaller than the prices to purchase the underlying instruments, the use of options creates leverage, which might result in a Fund's net asset value being more sensitive to changes in the instruments underlying the options.

     An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration of the option period or during a fixed period prior thereto.

     Writing Put and Call Options. When a Fund sells or "writes" a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund, as writer of such an option, would be obligated to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund would be required to make margin payments to cover the Fund's potential obligation to pay the strike price if the other party chooses to exercise the option. A Fund may seek to terminate its position in a put option it writes before it is exercised by closing out the option in the secondary market at its then current price. If, however, the secondary market is not sufficiently liquid, the Fund may not be able to close out its position and would, therefore, remain obligated to purchase the underlying instrument at the strike price if the option is exercised. If the price of the underlying instrument rises, the writer of a put ordinarily will profit by the amount of the premium received on writing the option. If the price of the instrument declines, the writer may experience a loss, although the amount of the loss is offset to some degree by the amount of the premium received.

     Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option by the holder. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or decline. Through receipt of the option premium, a Fund as the writer of such an option would seek to mitigate the effects of a decline in the price of the underlying instrument. At the same time, a Fund which writes an option must be prepared to deliver the underlying instrument in return for the strike price, even if the current value of the instrument is higher than the strike price. In that event, a Fund will experience a loss to the extent that the value of the underlying instrument exceeds the total of the strike price and the premium that it received when it wrote the option.

     All call options written by a Fund must meet applicable asset segregation requirements as long as the call is outstanding.

     Exchange-Traded Options. Options may be traded on exchanges, or may be traded "over-the-counter" (see discussion of "OTC Options" below). Exchange-traded options are issued by a regulated intermediary, which guarantees the performance of the obligations of the parties to such options. With certain exceptions, exchange-traded options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, exchange-traded options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Fund's ability to close out its position as a purchaser or seller of an exchange-traded option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange;
(iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options generally are established through negotiation with the other party to the contract. While such arrangements allow greater flexibility to a Fund to tailor an option to its needs, "OTC" options generally involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchange where they are traded. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

     The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments will be subject to each Fund's limitation on investments in illiquid instruments. See "Illiquid Investments" below.

     Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. Additionally, Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. Income Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Liquidity of Options. Some options become illiquid under adverse market conditions, and there is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions could also be impaired.

     Correlation of Price Changes. Because there are a limited number of types of exchange-traded options, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options position will not track the performance of the Fund's other investments. Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     Credit Options. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.

     Options Relating to Foreign Currencies. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options are similar to options relating to other securities or indices. A Fund may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions" above.

     Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in the underlying futures contract. If a Fund exercises an option on a futures contract it will be obligated to deposit initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any other futures contract position.

     Options on Indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Structured Notes
----------------
     Income Fund, Strategic Income Fund and each of the Equity Funds may invest in structured notes.

     Structured notes are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

     Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Swap Agreements, Caps, Floors, and Collars
------------------------------------------
     Strategic Municipal Income Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may enter into swap agreements and related caps, floors and collars. None of these Funds are limited to any particular form of swap agreement, provided that Thornburg determines that the agreement it is consistent with the Fund's investment objective and policies.

     Swap agreements involve the exchange by a Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. Each Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Inasmuch as any swap, floor, cap or collar is entered into for good faith hedging purposes, Thornburg and the Funds believe that the obligation does not constitute a senior securities under the 1940 Act and, accordingly, will not treat the obligation as being subject to a Fund's borrowing restrictions. Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Credit Default Swaps. A credit default swap is a credit derivative in which two parties enter into an agreement to transfer the credit exposure of fixed income securities. The buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.

     Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Changes in foreign exchange rates and changes in interest rates may negatively affect the value of a currency swap.

     Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in exchange for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risks associated the investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund is committed to pay to the counterparty.

     Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by a Fund would be taxable. If the other party to an interest rate swap or forward rate contract defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered satisfactory by Thornburg. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

     Total Return Swaps. A total return swap is a credit derivative in which the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

     Caps, Floors and Collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. For example, an interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. For example, an interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. For example, an interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.

OTHER INVESTMENTS and INVESTMENT TECHNIQUES

Certificates of Deposit
-----------------------
     Each Fund may under certain circumstances purchase bank certificates of deposit. Each Municipal Fund may invest in certificates of deposit of domestic banks with assets of $1 billion or more as part of the Fund's permitted "temporary investments" (see "Temporary Investments" below). Government Fund may invest up to 20% of its assets in: (i) certificates of deposit maturing in one year or less after the date of acquisition and issued by domestic banks with assets of $1 billion or more; and (ii) certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit in which Government Fund invests (whether or not insured in whole or in part) is nonnegotiable and matures in more than seven days, the certificate of deposit will be deemed by Government Fund to be illiquid and will, therefore, be subject to the Fund's investment restriction respecting investment in illiquid securities. Income Fund may invest in certificates of deposit of domestic and foreign banks with assets of $1 billion or more, including foreign branches of domestic banks. Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions with assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government,
(ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks. Strategic Income Fund and each of the Equity Funds may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks.

     Investments in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Investments" above).

Dollar Roll Transactions
------------------------
     Government Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may enter into "dollar roll" transactions.

     Dollar roll transactions consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Fund agrees to buy a security on a future date.

     Dollar rolls are currently treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are, therefore, deemed by the Trust to be subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the borrowing Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, the selling Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Illiquid Investments
--------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds' investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by Thornburg to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades of Moody's, S&P or Fitch and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Also, Thornburg may determine some other restricted securities, government-stripped fixed-rate mortgage-backed securities and swap agreements to be illiquid. Based on its ongoing review of the trading markets and other factors affecting the Funds' investments, Thornburg may determine from time to time that other investments are illiquid, including restricted securities and certain asset-backed securities, developing country securities, and derivative instruments. With respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures approved by the Trustees.

     Each Fund is limited from investing more than a certain percentage of its net assets in illiquid securities. Please see "Investment Restrictions" below for a discussion of the specific limitations applicable to each Fund's investment in illiquid securities. If through a change in values, net assets, or other circumstances, a Fund were in a position where the percentage of its portfolio comprised of illiquid securities exceeded that Fund's percentage investment restriction on investment in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

Repurchase Agreements
---------------------
     Each Fund may enter into repurchase agreements. Each of the Municipal Funds may only enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in the Fund's portfolio (see "Temporary Investments" herein), and no Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of the Fund's net assets would be invested in repurchase agreements.

     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement may be viewed as a loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Restricted Securities
---------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A restricted security may be liquid or illiquid, depending on whether it satisfies relevant liquidity requirements, as determined by Thornburg. See "Illiquid Investments" above.

Reverse Repurchase Agreements
-----------------------------
     Strategic Municipal Income Fund, Government Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may enter into reverse repurchase agreements. Neither Government Fund nor Income will enter into a reverse repurchase agreement if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements.

     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Securities Lending
------------------
     Government Fund, Income Fund, Strategic Income Fund and each of the Equity Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Temporary Investments
---------------------
     Each Fund may from time to time invest a keep a portion of its portfolio in cash or other short-term, fixed income securities. Such investments may be made due to market conditions, pending investment of idel funds, or to afford liquidity.

     In particular, each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into by the Municipal Funds only with dealers, domestic banks or recognized financial institutions that, in Thornburg's opinion, represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Municipal Fund's net assets. Temporary taxable investments may exceed 20% of a Fund's assets when made for defensive purposes during periods of abnormal market conditions.

When-Issued Securities
----------------------
     Each Fund may purchase securities offered on a "when-issued" or "delayed delivery" basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Fund also will maintain in a segregated account with State Street Bank & Trust Co., each Fund's custodian, liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

            COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and each of the Funds have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.


                       INVESTMENT LIMITATIONS

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. For those policies and limitations which can only be changed by a majority of a Fund's outstanding voting shares, the term "majority" means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the Fund's outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund.

Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed by either Fund unless approved by a majority of the outstanding shares of that Fund. Neither Fund may:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     For the purposes of applying the limitation set forth in paragraph
(7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     For the purposes of applying the limitation set forth in paragraph
(16) above, the following investments are not considered to represent industries (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments, agencies, or political subdivisions.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In addition, neither of these Funds will purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities (including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, the Fund will dispose of such assets as promptly as possible.

Intermediate National Fund, Intermediate New Mexico Fund,
and Intermediate New York Fund
--------------------------------------------------------

     Thornburg Investment Trust has adopted the following fundamental investment policies respecting Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund, which may not be changed as to any of these Funds unless approved by a majority of the outstanding shares of the Fund. Unless otherwise specified below as applicable to only one of the Funds, none of Intermediate National Fund, Intermediate New Mexico Fund, or Intermediate New York Fund may:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities. Any of the single state Intermediate Funds may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Funds from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities
(including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" pursuant to the agreement.

     For the purposes of applying the limitation set forth in paragraph
(7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     For the purposes of applying the limitation set forth in paragraph
(16) above, the following investments are not considered to represent industries (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments, agencies, or political subdivisions.

     With respect to temporary investments, in addition to the foregoing limitations a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each Fund has the right to pledge, mortgage or hypothecate its assets, each Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event a Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, it will dispose of such assets as promptly as possible.

Strategic Municipal Income Fund
-------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Strategic Municipal Income Fund which may not be changed unless approved by a majority of the Fund's outstanding voting securities. Strategic Municipal Income Fund may not:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations stated in the Prospectus;

     (2)  Issue senior securities, except as permitted under the 1940 Act;

     (3)  Borrow money, except as permitted under the 1940 Act;

     (4) Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) Purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate);

     (6) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or from investing in securities or other instruments backed by physical commodities);

     (7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements; or

     (8) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     For purposes of the restriction stated in number 1, above, "municipal obligations" are also deemed to include investments in investment companies (such as exchange traded funds and closed end funds) and other direct and indirect investments in municipal obligations which produce income that the Fund is permitted under the Internal Revenue Code to treat as excludable from gross income for purposes of determining its exempt interest dividends under the Code.

     In connection with restriction number 3, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company's total assets after subtracting liabilities other than the borrowings.

     The following investment limitations are not fundamental and may be changed without shareholder approval:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     It is the current policy of the Fund that it will not invest more than 25% of its total assets in any one industry. For purposes of this policy, securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. Municipal obligations backed only by the assets or revenues of non-governmental users are currently deemed to be issued by non-governmental users for the purposes of this policy, so that this limitation would apply to those obligations. The Fund does not interpret this policy to prevent the investment of more than 25% of the Fund's total assets in any one economic sector such as housing finance, public housing, utilities, hospital and healthcare facilities or industrial development, or in any one state.

Government Fund
---------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Government Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Government Fund may not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the 1940 Act, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     For the purposes of applying the limitation set forth in paragraph
(6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Income Fund
-----------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Income Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     For the purposes of applying the limitation set forth in paragraph
(3) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     As a matter of non-fundamental policy Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company (the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment advisor of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its investments in derivative instruments, other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) Invest more than 5% of its assets in derivative instruments, although this limitation will not apply to investments in derivative instruments made by the Fund for bona fide hedging or risk management purposes;

     (k) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (l) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (m) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (n) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (o)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund
-----------------------------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund, which may not be changed by any Fund unless approved by a majority of the outstanding shares of that Fund. Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, or Global
Opportunities Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2)  issue senior securities, except as permitted under the 1940 Act;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     For the purposes of applying the limitation set forth in paragraph
(6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     (xi) The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

                       YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A, Class B, Class C, Class D and Class I shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund, Government Fund, Income Fund or Strategic Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                 REPRESENTATIVE PERFORMANCE INFORMATION

Limited Term National Fund (Class A, Class C and Class I Shares)
----------------------------------------------------------------
     The following data for Limited Term National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Some of the information presented relates to a predecessor of the Fund. See "Organization of the Funds," above, for a discussion of the transaction in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Limited Term National Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 2.15%, 1.90% and 2.48% for Class A, Class C and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Limited Term National Fund's taxable equivalent yields for the 30-day period ending September 30, 2009, computed in accordance with the standardized method described above, using a maximum federal individual income tax rate of 35%, were 3.31%, 2.93% and 3.81% for Class A, Class C and Class I shares, respectively.

     Average Annual Total Return Quotations. Limited Term National Fund's average annual total returns for Class A, Class C and Class I shares are set forth below for the periods shown ended September 30, 2009. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales commission of 1.50% imposed on Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figure below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.
"Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         8.04%       3.33%        4.02%
Class C         8.87%       3.34%        3.86%
Class I        10.03%       3.99%        4.54%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         8.03%       3.33%        4.02%
Class C         8.87%       3.34%        3.86%
Class I        10.03%       3.99%        4.54%


Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         6.47%       3.32%        3.95%
Class C         6.93%       3.29%        3.77%
Class I         7.91%       3.93%        4.45%

Intermediate National Fund (Class A, Class C and Class I Shares)
----------------------------------------------------------------
     The following data for Intermediate National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Intermediate National Fund's yields for the 30-day period ended on September 30, 2009, computed in accordance with the standardized calculation described above, were 2.75%, 2.56% and 3.13% for Class A, Class C and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate National Fund's taxable equivalent yields for the 30-day period ended on September 30, 2009, computed in accordance with the standardized method using a maximum federal individual income tax rate of 35%, were 4.24%, 3.94% and 4.82% for Class A, Class C and Class I shares, respectively.

     Average Annual Total Return Quotations. Intermediate National Fund's average annual total returns for Class A, Class C and Class I shares are set forth below for the periods shown ended September 30, 2009. All of the computations assume that an investor reinvested all dividends, and further assume deduction of the maximum sales charge of 2.00% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflect deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.
"Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         9.91%       3.42%        4.29%
Class C        11.30%       3.57%        4.18%
Class I        12.56%       4.19%        4.83%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         9.88%       3.42%        4.28%
Class C        11.30%       3.57%        4.18%
Class I        12.56%       4.19%        4.83%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         7.92%       3.48%        4.26%
Class C         8.78%       3.57%        4.13%
Class I         9.82%       4.18%        4.78%

Strategic Municipal Income Fund (Class A, Class C and Class I Shares)
---------------------------------------------------------------------
     The following data for Strategic Municipal Income Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Strategic Municipal Income Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 3.95%, 3.73% and 4.28% for Class A, Class C and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Strategic Municipal Income Fund's taxable equivalent yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized method described above, using a maximum federal individual income tax rate of 35%, were 6.08%, 5.74% and 6.59% for Class A, Class C and Class I shares, respectively.

     Average Annual Total Return Quotations. Strategic Municipal Income Fund's average annual total returns for Class A, Class C and Class I shares are set forth below for the periods shown ended September 30, 2009. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 2.00% imposed on purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the figures below reflect deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of the period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of the period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the period shown.

Average Annual Total Return (Before Taxes)

               Since Inception
                 (04/01/09)
               ---------------
Class A           16.31%
Class C           17.98%
Class I           18.87%

Average Annual Total Return (After Taxes on Distributions)

               Since Inception
                 (04/01/09)
               ---------------
Class A           15.39%
Class C           17.13%
Class I           17.92%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               Since Inception
                 (04/01/09)
               ---------------
Class A           10.54%
Class C           11.64%
Class I           12.22%

Limited Term California Fund (Class A, Class C and Class I Shares)
-----------------------------------------------------------------
     The following data for Limited Term California Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Some of the information presented relates to a predecessor of the Fund. See "Organization of the Funds," above for a discussion of the transaction in which the fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Limited Term California Fund's yields for the 30-day period ended on September 30, 2009, computed in accordance with the standardized calculation described above, were 2.15%, 1.93% and 2.50% for Class A, Class C and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Limited Term California Fund's taxable equivalent yield for the 30-day period ended on September 30, 2009, computed in accordance with the standardized method described above, using a maximum federal individual income tax rate of 35% and a maximum
California individual income tax rate of 9.3%, was 3.65%, 3.28% and 4.24% for Class A, Class C and Class I shares, respectively.

     Average Annual Total Return Quotations. Limited Term California Fund's average annual total returns for Class A, Class C and Class I shares are set forth below for the periods shown ended September 30, 2009. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 1.50% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.
"Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         6.88%       3.07%        3.55%
Class C         7.70%       3.12%        3.38%
Class I         8.86%       3.72%        4.05%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         6.88%       3.07%        3.55%
Class C         7.72%       3.12%        3.39%
Class I         8.86%       3.72%        4.05%

Average Annual Total Return (After Taxes on Distributions
                             and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         5.70%       3.08%        3.52%
Class C         6.18%       3.09%        3.34%
Class I         7.13%       3.69%        4.01%

Intermediate New Mexico Fund (Class A, Class D and Class I Shares)
------------------------------------------------------------------
     The following data for Intermediate New Mexico Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Intermediate New Mexico Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 2.31%, 2.08% and 2.69% for Class A, Class D and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate New Mexico Fund's taxable equivalent yields for the 30-day period ending September 30, 2009, computed in accordance with the standardized method described above, using a maximum federal individual income tax rate of 35% and a maximum New Mexico individual income tax rate of 4.9%, were 3.73%, 3.37% and 4.36% for Class A, Class D and Class I shares, respectively.

     Average Annual Total Return Quotations. Intermediate New Mexico Fund's average annual total returns for Class A, Class D and Class I shares are set forth below for the periods shown ended September 30, 2009. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 2.00% imposed on purchases of Class A shares. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     ------------------
Class A         9.54%       3.47%        4.18%
Class D        11.50%       3.60%        4.10%
Class I        12.18%         N/A        5.55% (02/01/07)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     ------------------
Class A         9.56%       3.47%        4.18%
Class D        11.50%       3.60%        4.10%
Class I        12.18%       N/A          5.54% (02/01/07)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------   ------------------
Class A         7.51%       3.45%        4.12%
Class D         8.70%       3.53%        4.03%
Class I         9.37%       N/A          5.29% (02/01/07)

Intermediate New York Fund (Class A and Class I Shares)
------------------------------------------------------
     The following data for Intermediate New York Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Data is not provided for Intermediate New York Fund's Class I share because the Fund did not commence offering Class I shares until February 1, 2010.

     Standardized Method of Computing Yield. The yield of Intermediate New York Fund Class A shares for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, was 2.33% This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. Intermediate New York Fund's taxable equivalent yield for Class A shares for the 30-day period ended on September 30, 2009, computed in accordance with the standardized method described above, using a maximum federal individual income tax rate of 35%, a maximum New York State individual income tax rate of 6.85%, and a maximum New York City individual income tax rate of 3.648%, was 4.00%.

     Average Annual Total Return Quotations. Intermediate New York Fund's average annual total returns for Class A shares are set forth below for the periods shown ended September 30, 2009. The data for Class A shares reflect deduction of the maximum sales charge of 2.00% upon purchase. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.
"Total return," unlike the standardized yield figures, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         9.55%       3.49%        4.28%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         9.53%       3.49%        4.27%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         7.52%       3.49%        4.23%

Government Fund (Class A, Class B, Class C and Class I Shares)
--------------------------------------------------------------
     The following data for Government Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Government Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 2.59%, 1.46%, 2.30% and 2.91% for Class A, Class B, Class C and Class I shares, respectively.
This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Government Fund's average annual total returns for Class A, Class B, Class C and Class I shares are displayed in the table below for the periods shown ending September 30, 2009. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figure shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A         5.62%       3.96%        5.01%
Class B         1.08%       2.51%        2.49% (11/01/02)
Class C         6.47%       4.00%        4.85%
Class I         7.51%       4.59%        5.50%


Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A         4.46%       2.87%        3.59%
Class B         0.32%       1.90%        1.83% (11/01/02)
Class C         5.41%       3.00%        3.55%
Class I         6.24%       3.37%        3.95%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                       if shorter)
               ------     -------      --------------------
Class A         3.62%       2.73%        3.42%
Class B         0.69%       1.78%        1.74% (11/01/02)
Class C         4.19%       2.83%        3.37%
Class I         4.86%       3.20%        3.78%

Income Fund (Class A, Class C and Class I Shares)
-------------------------------------------------
     The following data for Income Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 3.25%, 3.08% and 3.61% for Class A, Class C and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Fund's average annual total returns for Class A, Class C and Class I shares are displayed in the table below for the periods shown ending September 30, 2009. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A        11.37%       4.07%        5.27%
Class C        12.28%       4.12%        5.11%
Class I        13.50%       4.72%        5.76%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         9.40%       2.52%        3.52%
Class C        10.40%       2.66%        3.48%
Class I        11.39%       3.06%        3.89%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         7.27%       2.54%        3.43%
Class C         7.87%       2.64%        3.38%
Class I         8.65%       3.03%        3.79%

Strategic Income Fund (Class A, Class C and Class I Shares)
-----------------------------------------------------------
     The following data for Strategic Income Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Strategic Income Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 6.10%, 5.90% and 6.62% for Class A, Class C and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Strategic Income Fund's average annual total returns for Class A, Class C and Class I shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

                         Since Inception
               1 Year      (12/19/07)
               ------    ---------------
Class A        13.31%       2.90%
Class C        16.95%       4.97%
Class I        18.95%       5.89%

Average Annual Total Return (After Taxes on Distributions)

                         Since Inception
               1 Year      (12/19/07)
               ------    ---------------
Class A        10.40%       0.47%
Class C        13.63%       2.77%
Class I        15.78%       3.31%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                         Since Inception
               1 Year      (12/19/07)
               ------    ---------------
Class A         8.37%       0.99%
Class C        10.73%       2.92%
Class I        12.00%       3.45%

Value Fund (Class A, Class B, Class C and Class I Shares)
---------------------------------------------------------
     The following data for Value Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. Value Fund's average annual total returns for Class A, Class B, Class C and Class I shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A         2.81%       3.81%        3.28%
Class B         1.72%       3.58%        0.50% (04/03/00)
Class C         5.83%       3.98%        2.96%
Class I         8.04%       5.16%        4.17%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A         2.20%       3.01%        2.67%
Class B         1.40%       2.96%       -0.16% (04/03/00)
Class C         5.46%       3.35%        2.50%
Class I         7.28%       4.25%        3.47%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A         1.74%       3.08%        2.62%
Class B         1.07%       3.01%        0.12% (04/03/00)
Class C         3.74%       3.33%        2.43%
Class I         5.12%       4.18%        3.34%

International Value Fund (Class A, Class B, Class C and Class I Shares)
-----------------------------------------------------------------------
     The following data for International Value Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. International Value Fund's average annual total returns for Class A, Class B, Class C and Class I shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A        -2.56%       8.36%        8.80%
Class B        -3.76%       8.22%        5.42% (04/03/00)
Class C         0.31%       8.58%        8.44%
Class I         2.46%       9.82%        8.72% (03/30/01)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A        -2.90%       7.44%        7.90%
Class B        -3.89%       7.49%        4.46% (04/03/00)
Class C         0.15%       7.83%        7.66%
Class I         1.94%       8.77%        8.75% (03/30/01)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since inception,
                                      if shorter)
               ------     -------     --------------------
Class A        -1.68%       6.94%        7.32%
Class B        -2.45%       6.95%        4.17% (04/03/00)
Class C         0.19%       7.25%        7.08%
Class I         1.55%       8.16%        8.12% (03/30/01)

Growth Fund (Class A, Class C and Class I Shares)
-------------------------------------------------
     The following data for Growth Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class A, Class C and Class I shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        -2.72%       4.00%        1.17% (12/27/00)
Class C         0.04%       4.17%        0.88% (12/27/00)
Class I         2.41%       5.49%        4.73% (11/01/03)


Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        -2.71%       3.94%        1.14% (12/27/00)
Class C         0.04%       4.11%        0.84% (12/27/00)
Class I         2.41%       5.44%        4.68% (11/01/03)


Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A        -1.76%       3.44%        1.00% (12/27/00)
Class C         0.02%       3.58%        0.75% (12/27/00)
Class I         1.56%       4.74%        4.08% (11/01/03)

International Growth Fund (Class A, Class C and Class I Shares)
---------------------------------------------------------------
     The following data for International Growth Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. International Growth Fund's average annual total returns for Class A, Class C and Class I shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     Since Inception (02/01/07)
               ------     --------------------------
Class A        -2.71%      -5.36%
Class C         0.76%      -4.21%
Class I         2.56%      -3.09%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     Since Inception (02/01/07)
               ------     --------------------------
Class A        -3.29%      -5.87%
Class C         0.52%      -4.58%
Class I         1.60%      -3.73%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     Since Inception (02/01/07)
               ------     --------------------------
Class A        -1.86%      -4.79%
Class C         0.45%      -3.74%
Class I         1.48%      -2.97%

Income Builder Fund (Class A, Class C and Class I Shares)
---------------------------------------------------------
     The following data for Income Builder Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Builder Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 6.14%, 5.80% and 6.71% for Class A, Class C and Class I shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Builder Fund's average annual total returns for Class A, Class C and Class I shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A         5.92%       7.66%       10.86% (12/24/02)
Class C         9.27%       8.06%       11.05% (12/24/02)
Class I        11.29%       9.08%        9.74% (11/01/03)


Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A         3.27%       5.58%        8.92% (12/24/02)
Class C         6.74%       6.16%        9.30% (12/24/02)
Class I         8.40%       6.85%        7.61% (11/01/03)


Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A         3.52%       5.42%        8.37% (12/24/02)
Class C         5.73%       5.89%        8.68% (12/24/02)
Class I         7.00%       6.58%        7.23% (11/01/03)


Global Opportunities Fund (Class A, Class C and Class I Shares)
---------------------------------------------------------------
     The following data for Global Opportunities Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. Global Opportunities Fund's average annual total returns for Class A, Class C and Class I shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     Since Inception (07/28/06)
               ------     --------------------------
Class A        -1.06%       4.86%
Class C         1.81%       5.55%
Class I         4.16%       6.93%

Average Annual Total Return (After Taxes on Distributions)

               1 Year     Since Inception (07/28/06)
               ------     --------------------------
Class A        -2.99%       3.69%
Class C         0.13%       4.54%
Class I         1.84%       5.58%


Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     Since Inception (07/28/06)
               ------     --------------------------
Class A        -0.96%       3.44%
Class C         0.95%       4.14%
Class I         2.37%       5.11%

                   ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarizes certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Funds -Subchapter M
------------------------------------
     Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Municipal Funds - Income Dividends." Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions attributable to income on bonds and other debt obligations will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment companies are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend" to instead be taxed at the rate of tax applicable to ordinary income.

     A Fund's investments in options, futures contracts, hedging transactions, forward contracts and certain other transactions may result in distributions of taxable income or gain to shareholders, and will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, convert capital gain into taxable ordinary income or convert short-term capital losses into long-term capital losses. Engaging in swap transactions also may result in distributions of taxable income or gain to shareholders, and also may cause a Fund to currently recognize income with respect to payments to be received in the future.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds-Income Dividends
--------------------------------
     The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     Distributions by Intermediate New Mexico Fund attributable to interest on obligations of the State of New Mexico and its political subdivisions and their agencies (and interest on obligations of certain United States territories and possessions) will not be subject to individual income taxes imposed by the State of New Mexico. Capital gains distributions will be subject to the New Mexico personal income tax.

     Distributions by Intermediate New York Fund attributable to interest on obligations of the State of New York, its agencies and political subdivisions (and interest on obligations of certain United States territories and possessions) is excluded in determining the New York adjusted gross income of individuals residing in New York. These distributions are similarly excludable by individuals residing in New York City for purposes of computing the New York City income tax.

     Distributions may be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

    The Funds' counsel, Thompson, Hickey, Cunningham, Clow & April, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety
(90)-day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares
-----------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.


                 DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates - the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.


           INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS,
                 AND ADMINISTRATIVE SERVICES AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the Prospectus.

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees who are not "interested persons" within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor's services, and to confirm that the advisor actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 14, 2009.

     In connection with their general supervision of Thornburg, the Trustees receive and consider reports throughout the year from Thornburg respecting the advisor's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from the advisor respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the Funds and relating to the advisor's performance of services for the Funds.

     In anticipation of their recent consideration of the Investment Advisory Agreement's renewal, the independent Trustees met in July 2009 to plan the Trustees' evaluation of the advisor's performance and to specify the information the advisor would present to the Trustees for their review. The advisor's chief investment officer subsequently reviewed portions of the specified information with the Trustees and addressed questions presented by the Trustees at a meeting session scheduled for that purpose, and the independent Trustees thereafter met in independent session to consider the advisor's presentations and various specific issues respecting their consideration of the Investment Advisory Agreement's renewal. Following these sessions, the Trustees met to consider a renewal of the Investment Advisory Agreement with respect to each Fund, and the independent Trustees voted unanimously at that meeting to renew the Investment Advisory Agreement for an additional term of one year.

     A discussion regarding the basis for the approval of each Fund's Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year ended September 30, 2009.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows.



                                  Sept. 30, 2007     Sept. 30, 2008     Sept. 30, 2009
                                  --------------     --------------     --------------
Limited Term National Fund            $4,943,763         $4,904,782        $5,964,871

Intermediate National Fund            $2,534,522         $2,699,084        $2,524,967

Strategic Municipal Income Fund           N/A                N/A              $61,980*

Limited Term California Fund            $582,820           $574,423          $648,569

Intermediate New Mexico Fund          $1,021,738         $1,021,128        $1,054,337

Intermediate New York Fund              $166,982           $159,122          $175,027

Government Fund                         $542,146           $621,335        $1,034,391

Income Fund                           $1,612,500         $1,535,234        $1,849,196

Strategic Income Fund                     N/A              $218,776**        $617,271

Value Fund                           $29,048,560        $34,331,989       $21,104,790

International Value Fund             $80,553,444       $119,871,746       $84,378,714

Growth Fund                          $17,001,119        $22,819,570       $11,312,104

International Growth Fund               $213,955***        $919,460          $484,200

Income Builder Fund                  $21,050,253        $30,825,381       $21,794,384

Global Opportunities Fund             $1,573,698         $5,140,973        $2,096,842

<F*>   Fiscal period April 1, 2009 to September 30, 2009.
<F**>  Fiscal period December 19, 2007 to September 30, 2008.
<F***> Fiscal period February 1, 2007 to September 30, 2007.


For the three most recent fiscal years with respect to certain Funds, Thornburg has waived its rights to fees incurred under the Investment Advisory Agreement applicable to those Funds as follows:

                                  Sept. 30, 2007     Sept. 30, 2008     Sept. 30, 2009
                                  --------------     --------------     --------------

Strategic Municipal Income Fund           N/A                N/A              $51,215*

Intermediate New York Fund               $32,356            $23,281           $28,606

Strategic Income Fund                     N/A              $40,279**          $8,825

International Growth Fund               $89,948***         $72,431           $106,931

Global Opportunities Fund               $90,476               -              $39,002

    <F*> Fiscal period April 1, 2009 to September 30, 2009.
<F**>    Fiscal period December 19, 2007 to September 30, 2008.
<F***>   Fiscal period February 1, 2007 to September 30, 2007.



     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares.
During the fiscal year or period ended September 30, 2009, Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund and reimbursed Thornburg $70,635, $28,456, $306, $8,490, $11,368, $1,578, $14,485, $16,927, $2,522, $144,617,
$636,620, $77,200, $3,186, $152,915 and $12,864, respectively, for accounting services, measured on an accrual basis.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreements
----------------------------------
     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A, Class B, Class C, and Class D shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. The Administrative Services Agreement specific to each Fund's Class I shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreements applicable to Class A, Class B, Class C, Class D and Class I shares offered by each Fund were as follows:



                                  Sept. 30, 2007     Sept. 30, 2008     Sept. 30, 2009
                                  --------------     --------------     --------------
Limited Term National Fund
     Class A                            $949,124           $868,656         $1,000,029
     Class C                            $117,076           $111,375           $168,512
     Class I                            $147,481           $175,451           $285,748

Intermediate National Fund
     Class A                            $442,151           $412,392           $381,108
     Class C                             $67,183            $70,404            $81,171
     Class I                             $50,115            $79,002            $67,987

Strategic Municipal Income Fund
(commenced 04/01/09)
     Class A                                 N/A                N/A             $2,986
     Class C                                 N/A                N/A               $818
     Class I                                 N/A                N/A             $2,610

Limited Term California Fund
     Class A                             $92,457            $83,713            $88,526
     Class C                             $18,824            $17,902            $24,269
     Class I                             $13,770            $16,796            $19,739

Intermediate New Mexico Fund
     Class A                            $222,042           $210,131           $210,603
     Class D                             $18,220            $18,810            $20,556
     Class I                              $6,069            $10,537            $12,970

Intermediate New York Fund
     Class A                             $41,745            $39,781            $43,757
     Class I                                 N/A                N/A                N/A*

Government Fund
     Class A                            $121,634           $127,169           $188,126
     Class B                              $3,044             $3,734             $8,243
     Class C                             $31,001            $45,998           $110,894
     Class I                              $7,923             $9,344            $11,361

Income Fund
     Class A                            $216,618           $172,387           $208,584
     Class C                             $51,590            $57,483            $96,679
     Class I                             $51,517            $57,576            $58,238

Strategic Income Fund
(commenced 12/19/07)
     Class A                               N/A              $14,101            $37,174
     Class C                               N/A               $9,344            $32,584
     Class I                               N/A               $5,207            $13,249

Value Fund
     Class A                          $1,766,163         $1,759,604         $1,152,298
     Class B                            $132,775           $113,782            $49,488
     Class C                            $701,857           $657,213           $371,800
     Class I                            $850,718         $1,180,208           $612,239

International Value Fund
     Class A                          $6,652,187         $9,022,006         $5,273,850
     Class B                            $131,841           $161,278            $88,671
     Class C                          $2,157,090         $2,946,216         $1,653,582
     Class I                          $1,773,228         $2,846,198         $2,242,498

Growth Fund
     Class A                          $1,251,261         $1,552,798           $575,686
     Class C                            $533,325           $722,690           $319,266
     Class I                            $216,420           $266,323            $99,348

International Growth Fund
(commenced 02/01/07)
     Class A                              $9,923            $52,920            $23,630
     Class C                              $4,301            $35,631            $20,226
     Class I                              $6,536            $17,084             $9,903

Income Builder Fund
     Class A                          $1,551,987         $2,246,514         $1,357,200
     Class C                          $1,310,244         $2,071,746         $1,400,900
     Class I                            $227,468           $364,972           $320,462

Global Opportunities Fund
     Class A                            $113,383           $322,372            $97,385
     Class C                             $48,871           $167,290            $83,975
     Class I                             $25,024           $100,647            $47,193

    <F*> Intermediate New York Fund did not commence offering Class I shares until February 1, 2010.


     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.


                        SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes
---------------------------
     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Class A shares and, if offered by that Fund, Class B, Class C, Class D and Class I shares. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. Amounts received by Thornburg under the Plan for each Fund in the two most recent fiscal years were paid principally to securities dealers and other persons selling the Funds' shares for distribution, administration and shareholder services. Thornburg has no current intention to request or receive any reimbursement under the Service Plan applicable to a Fund's Class I shares.

Class B Distribution Plan
-------------------------
     Each Fund offering Class B shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class B shares of that Fund ("Class B Distribution Plan"). The Class B Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class B shares. The Class B Distribution Plan also provides that all contingent deferred sales charges collected on redemptions of Class B shares of the Fund will be paid to TSC, in addition to the monthly amounts described in the preceding sentences.

     The purpose of the Class B Distribution Plan is to compensate TSC for its services in promoting the sales of Class B shares of the Fund. TSC expects to pay commissions to dealers upon sales of Class B shares, and will utilize amounts received under the Class B Distribution Plan for this purpose. The Distribution Plan permits TSC to sell its rights to fees under the Plan. Amounts paid under the Class B Distribution Plan for the two most recent fiscal years for each Fund that offers Class B shares were paid to a financial institution which purchased the right to receive those amounts from TSC; TSC used the purchase proceeds from the financial institution principally to pay compensation to securities dealers and other persons selling the Funds' Class B shares. The Distributor also may incur additional distribution related expenses in connection with its promotion of Class B share sales, including payment of incentive compensation, advertising and other promotional activities and the hiring of other persons to promote sales of shares. Because the Class B Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Funds.

Class C and Class D Distribution Plans
--------------------------------------
     Each Fund offering Class C shares or Class D shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class C or, if applicable, Class D shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to TSC on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares and, if applicable, Class D shares.

     The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class C or Class D shares of the Fund. Amounts paid under the Class C Distribution Plan for the two most recent fiscal years for each Fund that offers Class C shares were paid to Thornburg, which purchased the right to receive those amounts from TSC; TSC used the purchase proceeds from Thornburg principally to pay compensation to securities dealers and other persons selling the Funds' Class C shares.
Amounts paid under the Class D Distribution Plan for Intermediate New Mexico Fund (the only Fund which has a Class D Distribution Plan) for the two most recent fiscal years of that Fund were paid principally as compensation to securities dealers and other persons selling the Fund's Class D shares. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C or Class D shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

Amounts Paid Under Rule 12b-1 Plans and Agreements
--------------------------------------------------
     Each of the Funds named below paid to TSC or for the account of TSC the amounts shown in the table below under the Service Plans and Distribution Plans for each of those Funds for the fiscal years shown below.

     The following table shows the service and distribution fees paid by each Fund for its two most recent fiscal years.

                                  Year Ended         Year Ended
                                  Sept. 30, 2008     Sept. 30, 2009
                                  --------------     --------------
Limited Term National Fund
     Class A                          $1,737,313         $2,000,059
     Class C                            $446,322           $671,487

Intermediate National Fund
     Class A                            $824,784           $762,216
     Class C                            $338,769           $390,245

Strategic Municipal Income Fund
     Class A                               N/A               $5,972*
     Class C                               N/A               $3,951*

Limited Term California Fund
     Class A                            $167,425           $177,051
     Class C                             $71,607            $97,439

Intermediate New Mexico Fund
     Class A                            $420,261           $421,207
     Class D                             $75,461            $82,371

Intermediate New York Fund
     Class A                             $79,561            $87,514

Government Fund
     Class A                            $254,339           $376,252
     Class B                             $29,898            $65,924
     Class C                            $184,439           $444,332

Income Fund
     Class A                            $344,775           $417,168
     Class C                            $230,279           $385,462

Strategic Income Fund
     Class A                             $28,203**          $73,885
     Class C                             $74,751**         $259,554

Value Fund
     Class A                          $3,517,036         $2,304,318
     Class B                            $908,901           $395,029
     Class C                          $5,250,674         $2,972,574

International Value Fund
     Class A                         $18,024,018        $10,528,663
     Class B                          $1,289,618           $707,939
     Class C                         $23,562,566        $13,205,973

Growth Fund
     Class A                          $3,100,863         $1,148,795
     Class C                          $5,777,657         $2,550,651

International Growth Fund
     Class A                            $105,654            $47,106
     Class C                            $280,819           $160,535

Income Builder Fund
     Class A                          $4,507,305         $2,708,917
     Class C                         $16,635,741        $11,191,027

Global Opportunities Fund
     Class A                            $640,301           $193,762
     Class C                          $1,329,607           $670,679

<F*>   Fiscal period from April 1, 2009 to September 30, 2009.
<F**>  Fiscal period from December 19, 2007 to September 30, 2008.

                    FINANCIAL INTERMEDIARY COMPENSATION

     Financial advisors and financial intermediaries who sell shares and hold shares for investors ("intermediaries") charge compensation in connection with the sale of Fund shares and the servicing of shareholder accounts. Intermediaries receiving this compensation may include securities brokers and dealers, registered investment advisors, banks, trust companies, insurance companies, employee benefit plan and retirement plan administrators, and other institutions that have entered into arrangements with Thornburg or TSC under which they are paid compensation for the sale of Fund shares or the servicing of accounts for their customers. Intermediaries may categorize and disclose these payments to their customers and to members of the public differently than the disclosures in the Prospectus and this SAI.

     Thornburg or TSC may pay compensation charged by intermediaries out of amounts that Thornburg or TSC receive from the Funds. Examples of such payments include, but are not limited to: (i) share sales commissions and ongoing asset-based compensation paid by Thornburg or TSC out of sales charges received or expected to be received from the Funds; (ii) amounts paid out of the Rule 12b-1 service and distribution fees that Thornburg or TSC receive from the Funds; and (iii) amounts paid by the Funds to compensate intermediaries who perform services, including subaccounting and subtransfer agency services, that would otherwise need to be provided by the Funds' transfer agent or other persons hired directly by the Funds.

     To the extent permitted by applicable law, including applicable rules promulgated by the Securities and Exchange Commission and the Financial Industry Regulatory Authority ("FINRA"), Thornburg or TSC may also compensate intermediaries out of Thornburg's or TSC's own resources. This compensation may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," and marketing and advertising support. An intermediary may receive this compensation in addition to the Rule 12b-1 or other compensation that the intermediary receives out of the assets of the Funds. This compensation from Thornburg or TSC may provide an incentive to financial intermediaries to actively market the sale of shares of the Funds or to support the marketing efforts of Thornburg or TSC. Examples of the types of services which an intermediary may provide (or may arrange to have a third party provide) in exchange for receiving this compensation from Thornburg or TSC include, but are not limited to: Fund due diligence and business planning assistance; marketing programs and support; operations and systems support; and training for the intermediary's personnel respecting the Funds and the financial needs of Fund shareholders. Each of Thornburg or TSC may also make payments out of its own resources to compensate an intermediary for costs associated with the intermediary's marketing efforts (including the cost of attendance at training and educational conferences), and for costs associated with the intermediary's shareholder support and account maintenance services for its customers or transaction processing (including the payment of certain ticket charges).

     As of the close of the fiscal year ended September 30, 2009, Thornburg or TSC was paying amounts from its own resources to the following member firms of FINRA, or to the affiliates of such firms:

          Charles Schwab & Co., Inc.
          Commonwealth Financial Network
          Fidelity Brokerage Services, LLC
          LPL Financial Corporation
          Merrill Lynch, Pierce, Fenner & Smith, Inc.
          Morgan Stanley Smith Barney
          Pershing LLC
          Prudential Investment Management Services, LLC
          Raymond James & Associates, Inc.
          RBC Dain Rauscher Inc.
          UBS Financial Services, Inc.
          Wells Fargo Advisors

Each of Thornburg and TSC may also make payments out of its own resources to institutions that are not member firms of FINRA and that are not included among, or affiliated with, the institutions listed above.

                           PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities.
The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     During the three most recent fiscal years or periods, brokerage commissions were paid by Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years or periods are as follows:

                              Year Ended       Year Ended       Year Ended
                              Sept. 30, 2007   Sept. 30, 2008   Sept. 30, 2009
                              --------------   --------------   --------------
Strategic Income Fund               N/A               $69,040*          $7,826

Value Fund                       $4,942,719        $4,553,641       $4,393,829

International Value Fund        $19,709,597       $14,094,170      $11,074,863

Growth Fund                      $3,994,461        $2,964,698       $2,245,835

International Growth Fund          $139,634**        $155,102         $131,031

Income Builder Fund              $4,061,496        $3,755,698       $2,983,010

Global Opportunities Fund          $684,780        $1,241,607         $694,543

<F*>   Fiscal period December 19, 2007 to September 30, 2008.
<F**>  Fiscal period February 1, 2007 to September 30, 2007.

     The decreased commissions in the most recent fiscal year for Strategic Income Fund, International Value Fund and Global Opportunities Fund were due primarily to a decrease in the assets of those Funds. Some of the Funds owned during the fiscal year securities issued by certain of their regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by a Fund on September 30, 2009 are shown below:


                                    Strategic                 International
Broker-Dealer          Income Fund  Income Fund  Value Fund   Value Fund     Core Growth    Income Builder
-------------          -----------  -----------  ----------   -------------  -----------    --------------
Goldman Sachs & Co.                    $604,460  $471,859,390                $51,788,524     $8,059,472

JP Morgan Chase & Co.                             $61,876,277                               $14,402,550

Merrill Lynch          $2,103,394

Deutsche Bank                                                 $247,457,432



     Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates
------------------------
     The Funds' respective portfolio turnover rates for the two most recent fiscal years or periods are as follows:

                                  Year Ended       Year Ended
                                  Sept. 30, 2008   Sept. 30, 2009
                                  --------------   --------------
Limited Term National Fund           17.78%           12.18%
Intermediate National Fund           22.00%           15.15%
Strategic Municipal Income Fund        N/A            14.37%*
Limited Term California Fund         34.88%           44.06%
Intermediate New Mexico Fund         13.48%           14.12%
Intermediate New York Fund           13.42%           13.00%
Government Fund                      19.61%           39.42%
Income Fund                          42.84%           45.31%
Strategic Income Fund                36.22%**         47.88%
Value Fund                           70.65%           83.00%
International Value Fund             27.31%           32.76%
Growth Fund                          79.73%           82.86%
International Growth Fund            54.31%          103.57%
Income Builder Fund                  46.07%           63.05%
Global Opportunities Fund            83.70%          103.02%

<F*>  Fiscal period from April 1, 2009 to September 30, 2009.
<F**> Fiscal period from December 19, 2007 to September 30, 2008.

The significant variation in the portfolio turnover rate of International Growth Fund over the two most recent fiscal years is attributable principally to the repositioning of the Fund's portfolio in response to increased market volatility over that period.

           DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds' portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Funds' nonpublic portfolio holdings information to the following persons:
                                                               Time Lag Between
                                                            Date of Information
Name of Recipient                 Frequency              and Date of Disclosure
-----------------                 ---------              ----------------------
PricewaterhouseCoopers LLP        Annually and as        One month or less,
                                  necessary in           depending on the date
                                  connection with the    of request
                                  audit services it
                                  provides to the Funds

Institutional Shareholder
Services, Inc.                    Daily                          None

State Street Bank and Trust       Daily                          None

Reuters                           Daily                          None

FT Interactive Data               Daily                          None

FactSet Research Systems          Daily                          None

Kenny S&P Evaluation Services     Daily                          None

J.P Morgan Pricing Direct         Daily                          None

Bowne                             Monthly                One month or less
                                                         depending on the date
                                                         of request

Thompson, Hickey, Cunningham,     As needed in connection        None
 Clow & April, P.A.               with the legal services
                                  provided to the Funds

Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provide for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Fund's top ten portfolio holdings information promptly after the end of each calendar month, and will typically display the Fund's full list of portfolio holdings approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31). Portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.


                                  MANAGEMENT

     Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund are separate "series" or investment portfolios of the Trust. The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.


Interested Trustees
-------------------

Name, Address (1) Position(s)  Term of     Principal                              Number of     Other
And Age           Held with    Office      Occupation(s)                          Portfolios    Directorships
                  Trust (2)    and Length  During Past                            in Fund       Held by
                               of Time     5 Years                                Complex       Director
                               Served                                             Overseen
                                                                                  by Director(2)
-------------------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     Chairman and controlling shareholder   Sixteen       None
Thornburg, 64     of Trustees  Since       and, to 2008, CEO of Thornburg
                  (3)          1987 (4)    Investment Management, Inc.
                                           (investment adviser) and chairman and
                                           controlling shareholder of Thornburg
                                           Securities Corporation securities
                                           dealer); CEO to 2007 and Chairman to
                                           2009 of TMST, Inc. (f/k/a Thornburg
                                           Mortgage, Inc. (real estate investment
                                           trust); President and Sole Director to
                                           2009 of Thornburg Mortgage Advisory
                                           Corporation (investment manager to
                                           TMST, Inc.).

Brian J. McMahon, Trustee,     Trustee     CEO, President, Managing Director,     Sixteen       None
54                President,   Since 2001; Chief Investment Officer &
                  Member of    President   Co-Portfolio Manager of
                  Governance   Since 1997; Thornburg Investment Management, Inc.
                  & Nominating (4)(6)
                  Committee(5)






Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                              Number of     Other
And Age           Held with    Office      Occupation(s)                          Portfolios    Directorships
                  Trust (2)    and Length  During Past                            in Fund       Held by
                               of Time     5 Years                                Complex       Director
                               Served                                             Overseen
                                                                                  by Director(2)
-------------------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater & Associates,        Sixteen       None
64               Member of     Since       Santa Fe, New Mexico (developer,
                 Audit         1994 (4)    planner and broker of residential
                 Committee and             and commercial real estate) owner,
                 of Governance             developer and broker for
                 & Nominating              various real estate projects.
                 Committee

David D. Chase,  Trustee,      Trustee     Chairman, President, CEO and Managing  Sixteen       None
68               Chairman of   Since       Member of Vestor Associates, LLC, the
                 Audit         2000 (4)    general partner of Vestor Partners, LP,
                 Committee                 Santa Fe, NM (private equity fund);
                                           Managing Member of CS Group, LLC,
                                           Santa Fe, NM (merchant bank).

Eliot R.         Trustee,      Trustee     Senior Counsel and (to 2009) Partner,  Sixteen       None
Cutler, 63       Chairman of   Since       Akin, Gump, Strauss, Hauer & Feld, LLP,
                 Governance    2004 (4)    (law firm).
                 & Nominating
                 Committee

Susan H. Dubin,  Trustee,      Trustee     President of Dubin Investment,         Sixteen       None
61               Member of     Since       Ltd., Greenwich, Connecticut (private
                 Audit         2004 (4)    investment fund); Director and officer
                 Committee                 of various charitable organizations.

Owen D. Van      Trustee,      Trustee     President of Dirks, Van Essen &        Sixteen       None
Essen, 56        Member of     Since       Murray, Santa Fe, New Mexico
                 Governance    2004 (4)    (newspaper mergers and acquisitions).
                 & Nominating
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe           Sixteen       None
Weyhrauch, 50    Member of     Since       Properties, Santa Fe, NM; President &
                 Audit         1996 (4)    CEO from 1997-2004 & Vice Chairman,
                 Committee                 2004 to date, Nambe Mills, Inc.,
                                           Santa Fe, NM (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                              Number of     Other
And Age           Held with    Office      Occupation(s)                          Portfolios    Directorships
                  Trust (2)    and Length  During Past                            in Fund       Held by
                               of Time     5 Years                                Complex       Director
                               Served                                             Overseen
                                                                                  by Director(2)
-------------------------------------------------------------------------------------------------------------
George T.        Vice          Vice        Portfolio Manager, Co-Portfolio        Not           Not
Strickland, 46   President;    President   Manager, Vice President, and Managing  applicable    applicable
                 Treasurer     Since 1996; Director of Thornburg Investment
                               Treasurer   Management, Inc.
                               Since 2007
                               (6)

William V. Fries, Vice         Vice        Portfolio Manager, Co-Portfolio        Not           Not
70                President    President   Manager, Vice President and Managing   applicable    applicable
                               Since 1995  Director of Thornburg Investment
                                           Management, Inc.

Leigh Moiola,    Vice          Vice        Vice President and Managing Director   Not           Not
42               President     President   of Thornburg Investment Management,    applicable    applicable
                               Since 2001  Inc.

Alexander        Vice          Vice        Portfolio Manager, Co-Portfolio        Not           Not
Motola, 39       President     President   Manager (to 2008), Vice President,     applicable    applicable
                               Since 2001  and Managing Director of
                                           Thornburg Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager (since 2006),     Not           Not
38                President    President   Managing Director, and Associate       applicable    applicable
                               Since 1999  Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager (since 2007),     Not           Not
46                President    President   Managing Director, and Associate       applicable    applicable
                               Since 1999  Portfolio Manager of Thornburg\
                                           Investment Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager (since 2007),     Not           Not
Ihlefeld, 39      President    President   Managing Director (since 2006), and    applicable    applicable
                               Since 2003  Associate Portfolio Manager of
                                           Thornburg Investment Management, Inc.

Leon Sandersfeld, Vice         Vice        Managing Director (since 2007),        Not           Not
43                President    President   Fund Accounting Director and           applicable    applicable
                               Since 2003  Associate of Thornburg Investment
                                           Management, Inc.

Sasha Wilcoxon,   Vice         Vice        Managing Director (since 2007),        Not           Not
35                President;   President   Mutual Fund Support Service            applicable    applicable
                  Secretary    Since 2003; Department Manager, and Associate of
                               Secretary   Thornburg Investment Management, Inc.
                               since 2007
                               (6)

Ed Maran,         Vice         Vice        Co-Portfolio Manager (since 2006),     Not           Not
51                President    President   Managing Director, and Associate       applicable    applicable
                               Since       Portfolio Manager of Thornburg
                               2004        Investment Management, Inc.

Vinson Walden,    Vice         Vice        Co-Portfolio Manager (since 2006),     Not           Not
39                President    President   Managing Director and Associate        applicable    applicable
                               Since       Portfolio Manager of Thornburg
                               2004        Investment Management, Inc.

Thomas Garcia,    Vice         Vice        Managing Director and Associate        Not           Not
38                President    President   Portfolio Manager of Thornburg         applicable    applicable
                               Since 2006  Investment Management, Inc.

Lei Wang,         Vice         Vice        Co-Portfolio Manager and Managing      Not           Not
38                President    President   Director (since 2006), and Associate   applicable    applicable
                               Since 2006  Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Connor Browne,    Vice         Vice        Co-Portfolio Manager and Managing      Not           Not
30                President    President   Director (since 2006), and Associate   applicable    applicable
                               Since 2006  Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Jason Brady,      Vice         Vice        Co-Portfolio Manager (since  2006)     Not           Not
35                President    President   and Managing Director (since 2007)     applicable    applicable
                               Since 2007  of Thornburg Investment Management,
                                           Inc.; Portfolio Manager, Fortis
                                           Investments 2005-2006.

Lewis Kaufman,    Vice         Vice        Portfolio Manager (since 2009),        Not           Not
34                President    President   Co-Portfolio Manager and Managing      applicable    applicable
                               Since 2007  Director (since 2007), and Associate
                                           Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Christopher Ryon, Vice         Vice        Portfolio Manager (since 2009) and     Not           Not
53                President    President   Associate Portfolio Manager (since     applicable    applicable
                               Since 2008  2008) of Thornburg Investment
                                           Management, Inc.; Principal, Vanguard
                                           Funds (to 2008).

Lon Erickson,     Vice         Vice        Associate Portfolio Manager (since     Not           Not
34                President    President   2008) of Thornburg Investment          applicable    applicable
                               Since 2008  Management, Inc.; Senior Analyst,
                                           State Farm Insurance (to 2008).

Kathleen Brady,   Vice         Vice        Senior Tax Accountant and Associate    Not           Not
49                President    President   of Thornburg Investment Management,    applicable    applicable
                               Since 2008  Inc. (since 2007); Chief Financial
                                           Officer, Vestor Partners, LP
                                           (to 2007).

Jack Gardner,     Vice         Vice        Managing Director (since 2007) of      Not           Not
55                President    President   Thornburg Investment Management, Inc.; applicable    applicable
                               Since 2008  President, Thornburg Securities
                                           Corporation (since 2008); National
                                           Sales Director, Thornburg Securities
                                           Corporation.

Laura Hillstrom,  Vice         Vice        Chief Administrative Officer (since    Not           Not
42                President    President   2009), Managing Director and, until    applicable    applicable
                               Since 2009  2009, Director of Information Systems
                                           of Thornburg Investment Management,
                                           Inc.

(1)     Each person's address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 16 separate investment "Funds" or "series."  Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 16 Funds of the Trust.  Each Trustee oversees the 16 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 16 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the chief executive officer and president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, David D. Chase (chairman), David A. Ater, Susan
H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors,
(iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held four meetings in the Trust's fiscal year ended September 30, 2009.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i) conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held two meetings in the Trust's fiscal year ended September 30, 2009.

Compensation of Trustees
------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. Effective January 1, 2009, The Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $96,000 payable quarterly. Ten percent of each quarterly payment shall be invested in one or more Funds, as the Trustee selects, and will be subject to an undertaking by the Trustee to retain the shares during the Trustee's tenure. In addition, each Trustee is compensated $7,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; provided, however, that the compensation is $3,500 for each meeting or session attended by telephone in excess of one meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee who is not an interested person of the Trust $2,500 for each committee meeting attended. The Trust pays the chairman of the Audit Committee an additional annual compensation of $7,500, payable quarterly, and pays the chairman of the Governance and Nominating Committee an additional annual compensation of $5,000, payable quarterly. The Trust also compensates each independent Trustee $1,500 for each session that such Trustee attends with a Trust service provider, except that if the Trustee is required to travel away from home for the session, the Trust will compensate the Trustee $2,500.

     Trustees are not separately compensated for days spent attending continuing education programs or for time spent traveling to meetings. The Trust reimburses each Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee's service for the Trust. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the fiscal year ended September 30, 2009 as follows:




                                    Pension or
                                    Retirement      Estimated      Total
                      Aggregate     Benefits        Annual         Compensation
                      Compensation  Accrued as      Benefits       from Trust and
Name of               from          Part of         Upon           Fund Complex
Trustee               Trust         Fund Expenses   Retirement     Paid to Trustee
--------              ------------  -------------   -------------  ---------------
Garrett Thornburg         0             0                0                 0

David A. Ater         $133,250          0                0             $133,250

David D. Chase        $135,125          0                0             $135,125

Eliot R. Cutler       $127,500          0                0             $127,500

Susan H. Dubin        $128,250          0                0             $128,250

Brian J. McMahon          0             0                0                 0

Owen D. Van Essen     $123,250          0                0             $123,250

James W. Weyhrauch    $128,250          0                0             $128,250




Certain Ownership Interests of Trustees
---------------------------------------
Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee in each Fund as of December 31, 2009.

(1)                    (2)                                      (3)                   (4)
                                                                                      Aggregate
                                                                                      Dollar Range
                                                                                      of Securities
                                                                Dollar Range          in all Funds
                                                                of Securities         of the Trust
Name of Trustee        Name of Fund                             in each Fund          as of 12/31/09
---------------        ------------                             -------------         --------------
Garrett Thornburg      Limited Term Municipal Fund              over $100,000
                       Strategic Municipal Income Fund          over $100,000
                       New Mexico Intermediate  Municipal Fund  over $100,000
                       Strategic Income Fund                    over $100,000
                       Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Investment Income Builder Fund           over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
Brian J. McMahon       Limited Term Municipal Fund              over $100,000
                       Intermediate  Municipal Fund             over $100,000
                       Strategic Municipal Income Fund          over $100,000
                       New Mexico Intermediate  Municipal Fund  over $100,000
                       Strategic Income Fund                    over $100,000
                       Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Investment Income Builder Fund           over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
David A. Ater          Strategic Income Fund                    $10,001 - $50,000
                       Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
David D. Chase         Limited Term Municipal Fund              $50,001 - $100,000
                       International Value Fund                 $10,001 - $50,000
                       Core Growth Fund                         $10,001 - $50,000
                       Investment Income Builder Fund           $50,001 - $100,000
                       Global Opportunities Fund                $10,001 - $50,000
                                                Total Holdings:                       over $100,000
Eliot R. Cutler        Limited Term Municipal Fund              $1 - $10,000
                       Strategic Municipal Income Fund          over $100,000
                       Strategic Income Fund                    over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         $50,001 - $100,000
                       International Growth Fund                $10,001 - $50,000
                       Global Opportunities Fund                $10,001 - $50,000
                                                Total Holdings:                       over $100,000
Susan H. Dubin         Limited Term Municipal Fund              $50,001 - $100,000
                       Intermediate  Municipal Fund             $50,001 - $100,000
                       Strategic Municipal Income Fund          $10,001 - $50,000
                       Limited Term Income Fund                 $50,001 - $100,000
                       Strategic Income Fund                    $50,001 - $100,000
                       Investment Income Builder Fund           over $100,000
                                                Total Holdings:                       over $100,000
Owen Van Essen         Strategic Municipal Income Fund          over $100,000
                       New Mexico Intermediate  Municipal Fund  over $100,000
                       Strategic Income Fund                    over $100,000
                       Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Investment Income Builder Fund           over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
James W. Weyhrauch     Limited Term Municipal Fund              $50,001 - $100,000
                       Value Fund                               $50,001 - $100,000
                       International Value Fund                 $10,001 - $50,000
                       Core Growth Fund                         over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000



Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.


                   INFORMATION ABOUT PORTFOLIO MANAGERS

     Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Funds' investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------
     Set out below for each of the portfolio and co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. Unless otherwise noted, the information presented is current as of September 30, 2009. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2009 (or such other date as shown), the advisory fee for each of the accounts was not based on the investment performance of the account.

George T. Strickland
--------------------
Registered Investment Companies:  Accounts:     7 Assets:  $3,249,970,942
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:   217 Assets:    $945,835,405

William V. Fries
----------------
Registered Investment Companies:  Accounts:    18 Assets: $24,024,316,076
Other Pooled Investment Vehicles: Accounts:    13 Assets:  $1,891,229,481
Other Accounts:                   Accounts: 3,125 Assets:  $7,604,829,932

Alexander M.V. Motola
---------------------
Registered Investment Companies:  Accounts:     3 Assets:  $1,741,267,781
Other Pooled Investment Vehicles: Accounts:     2 Assets:     $83,520,968
Other Accounts:                   Accounts:    31 Assets:     $95,978,915
Advisory Fee based
on Performance:                   Accounts:     1 Assets:     $66,992,600

Brian J. McMahon
----------------
Registered Investment Companies:  Accounts:     2 Assets:  $4,155,038,855
Other Pooled Investment Vehicles: Accounts:     2 Assets:     $85,216,092
Other Accounts:                   Accounts:     2 Assets:    $114,857,113

Edward Maran
-------------
Registered Investment Companies:  Accounts:     5 Assets:  $4,224,048,470
Other Pooled Investment Vehicles: Accounts:     6 Assets:    $951,418,185
Other Accounts:                   Accounts: 3,094 Assets:  $2,698,449,576

Wendy Trevisani
---------------
Registered Investment Companies:  Accounts:    12 Assets: $19,569,889,162
Other Pooled Investment Vehicles: Accounts:    11 Assets:    $974,989,226
Other Accounts:                   Accounts: 7,187 Assets:  $7,974,699,879

Lei Wang
--------
Registered Investment Companies:  Accounts:    12 Assets: $19,569,889,162
Other Pooled Investment Vehicles: Accounts:     7 Assets:    $939,811,296
Other Accounts:                   Accounts:    31 Assets:  $4,906,380,356

Connor Browne
-------------
Registered Investment Companies:  Accounts:     5 Assets:  $4,242,158,941
Other Pooled Investment Vehicles: Accounts:     7 Assets:    $967,946,553
Other Accounts:                   Accounts: 3,094 Assets:  $2,698,449,576

W. Vinson Walden
----------------
Registered Investment Companies:  Accounts:     2 Assets:    $502,423,503
Other Pooled Investment Vehicles: Accounts:     1 Assets:     $23,477,877
Other Accounts:                   Accounts:     1 Assets:     $85,216,012

Josh Gonze
----------
Registered Investment Companies:  Accounts:     6 Assets:  $3,096,137,583
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:   217 Assets:    $945,835,405

Christopher Ihlefeld
--------------------
Registered Investment Companies:  Accounts:     5 Assets:  $3,062,319,610
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:   217 Assets:    $945,835,405

Jason Brady
-----------
Registered Investment Companies:  Accounts:     4 Assets:  $4,672,761,668
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:    38 Assets:    $168,675,912

Christopher Ryon
----------------
Registered Investment Companies:  Accounts:     1 Assets:     $33,817,973
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:     0 Assets:              $0

Lon Erickson (as of 12-31-09)
----------------------------
Registered Investment Companies:  Accounts:     1 Assets:    $610,734,302
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:    33 Assets:    $132,288,330

Cliff Remily (as of 12-31-09)
----------------------------
Registered Investment Companies:  Accounts:     2 Assets:  $4,435,568,915
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:     1 Assets:     $96,365,278

Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------
     Displayed below for each of the portfolio and co-portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. Unless otherwise noted, the information presented is current as of September 30, 2009. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager's self-directed account in Thornburg's retirement plan. In addition to the holdings noted below, each of the portfolio and co-portfolio managers is a participant in Thornburg's profit sharing plan, which invests in shares of each of the Funds.

George T. Strickland
--------------------
Limited Term National Fund       $100,001 - $500,000
Intermediate National Fund       $100,001 - $500,000
Strategic Municipal Income Fund  $100,001 - $500,000
Limited Term California Fund         None
Intermediate New Mexico Fund     $100,001 - $500,000
Intermediate New York Fund           None
Strategic Income Fund            $100,001 - $500,000

William V. Fries
----------------
International Value Fund         Over $1,000,000

Alexander M.V. Motola
---------------------
Growth Fund                      $500,001 - $1,000,000
International Growth Fund        $100,001 - $500,000

Brian J. McMahon
----------------
Income Builder Fund              Over $1,000,000
Global Opportunities Fund        Over $1,000,000

Edward Maran
------------
Value Fund                       $100,001 - $500,000

Wendy Trevisani
---------------
International Value Fund         $100,001 - $500,000

Lei Wang
--------
International Value Fund          $10,001 - $50,000

Connor Browne
-------------
Value Fund                       $100,001 - $500,000

W. Vinson Walden
----------------
Global Opportunities Fund        $100,001 - $500,000

Josh Gonze
----------
Limited Term National Fund        $50,001 - $100,000
Intermediate National Fund             $1 - $10,000
Strategic Municipal Income Fund   $50,001 - $100,000
Limited Term California Fund         None
Intermediate New Mexico Fund           $1 - $10,000
Intermediate New York Fund           None

Christopher Ihlefeld
--------------------
Limited Term National Fund           None
Intermediate National Fund           None
Limited Term California Fund         None
Intermediate New Mexico Fund         None
Intermediate New York Fund           None

Jason Brady
-----------
Government Fund                   $10,001 - $50,000
Income Fund                       $10,001 - $50,000
Strategic Income Fund             $50,001 - $100,000
Income Builder Fund              $100,001 - $500,000

Christopher Ryon
----------------
Strategic Municipal Income Fund  $100,001 - $500,000

Lon Erickson (as of 1-31-10)
---------------------------
Income Fund                       $10,000 - $50,000

Cliff Remily (as of 12-31-09)
----------------------------
Investment Income Builder Fund   $100,001 - $500,000


                     PRINCIPAL HOLDERS OF SECURITIES

Limited Term National Fund
--------------------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class C or Class I shares of the Fund. On November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class C or Class I shares:

                                          % of Total
Shareholder                              Shares of Class
-----------                              ---------------
MLPF&S                                     13.20%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.              7.55%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

Charles Schwab & Co., Inc.                 18.27%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

LPL Financial                              13.34%
P.O. Box 509048                          Class I shares
San Diego, CA 92150-9046

Edward D. Jones & Co.                      11.43%
201 Progress Pkwy                        Class I shares
Maryland Hts, MO 63043-3009

Prudential Investment Management Service    9.63%
f/b/o its Mutual Fund Clients            Class I shares
100 Mulberry St., Floor 11
Newark, NJ 07102-4056

Citigroup Global Markets, Inc.              8.27%
11155 Red Run Blvd.                      Class I shares
Owings Mills, MD 21117-3256

MLPF&S                                      5.32%
4800 Deer Lake Dr.                       Class I shares
Jacksonville, FL  32246-6484

Intermediate National Fund
--------------------------
     As of November 5, 2009, the officers, Trustees, and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class C or Class I shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class C or Class I shares:

                                          % of Total
Shareholder                              Shares of Class
-----------                              ---------------
Charles Schwab & Co.                        5.57%
101 Montgomery Street                    Class A shares
San Francisco, CA 94104-4151

MLPF&S                                     14.11%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.              7.06%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

Charles Schwab & Co.                       25.90%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

MLPF&S                                     14.58%
4800 Deer Lake Dr.                       Class I shares
Jacksonville, FL  32246-6484

LPL Financial                               8.43%
P.O. Box 509048                          Class I shares
San Diego, CA 92150-9046

Strategic Municipal Income Fund
-------------------------------
     As of November 5, 2009, the officers, Trustees, and related persons of Thornburg Investment Trust, as a group, held 35.75% of the Class I shares of the Fund and held less than 1% of the Class A or Class C shares of the Fund.
As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class C or Class I shares:

                                          % of Total
Shareholder                              Shares of Class
-----------                              ---------------
NFS, LLC                                    6.25%
152 Regents Park                         Class A shares
Westport, CT 06880-5530

Morgan Keegan & Co., Inc                    8.54%
50 N. Front St.                          Class C shares
Memphis, TN 38103-2126

Pershing LLC                                8.21%
P.O. Box 2052                            Class C shares
Jersey City, NJ 07303-2052

Pershing LLC                               22.14%
P.O. Box 2052                            Class I shares
Jersey City, NJ 07303-2052

Charles Schwab & Co.                        9.90%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

Oppenheimer Descendants Trust               9.27%
c/o Trustee                              Class I shares
2300 North Ridgetop Road
Santa Fe, New Mexico 87506-8361

Thornburg Revocable Living Trust            6.16%
2300 North Ridgetop Road                 Class I shares
Santa Fe, New Mexico 87506-8361

Thornburg Descendants Trust                 5.79%
2300 North Ridgetop Road                 Class I shares
Santa Fe, New Mexico 87506-8361

Limited Term California Fund
----------------------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class C or Class I shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class C or Class I shares:

                                          % of Total
Shareholder                              Shares of Class
-----------                              ---------------
UBS Financial Services, Inc.                6.25%
4800 Deer Lake Dr.                       Class A shares
Jacksonville, FL  32246-6484

Charles Schwab & Co.                       20.02%
101 Montgomery Street                    Class C shares
San Francisco, CA 94104-4151

MLPF&S                                     15.30%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL  32246-6484

Charles Schwab & Co.                       31.15%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

SEI Private Trust Company                  13.81%
One Freedom Valley Drive                 Class I shares
Oaks, PA 19456-9989

MLPF&S                                     10.13%
4800 Deer Lake Dr. E., Fl 2              Class I shares
Jacksonville, FL  32246-6484

LPL Financial                              10.06%
P.O. Box 509048                          Class I shares
San Diego, CA 92150-9046

Citigroup Global Markets, Inc.              5.83%
11155 Red Run Blvd.                      Class I shares
Owings Mills, MD 21117-3256

Intermediate New Mexico Fund
----------------------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 18.66% of the Class I shares of the Fund and held less than 1% of the Class A or Class D shares of the Fund.
As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class D or Class I shares.

                                          % of Total
Shareholder                              Shares of Class
-----------                              ---------------
Raymond James & Associates, Inc.            5.52%
1632 Francisca Rd NW                     Class D shares
Albuquerque, NM 87107

Oppenheimer Revocable Living Trust         24.38%
c/o Brian McMahon, Trustee               Class I shares
2300 North Ridgetop Road
Santa Fe, NM 87506-8361

Fischer TOD                                19.58%
Stanley, NM 87056                        Class I shares

Steven Bohlin, for                          8.63%
Rachel O'Keefe Bohlin JT WROS            Class I shares
c/o Thornburg Investment Management, Inc.
2300 North Ridgetop Road
Santa Fe, NM 87506-8361

Thornburg Investment Management, Inc.       6.17%
2300 North Ridgetop Road                 Class I shares
Santa Fe, NM 87506

Intermediate New York Fund
--------------------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Fund's Class A shares. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A shares:

                                          % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Charles Schwab & Co., Inc.                 16.69%
101 Montgomery St.                       Class A shares
San Francisco, CA 94104-4151

MLPF&S                                      7.62%
4800 Deer Lake Dr E, Fl 2                Class A shares
Jacksonville, FL 32246-6484

No information is provided respecting Intermediate New York Fund's Class I shares because the Fund did not commence offering Class I shares until February 1, 2010.

Government Fund
---------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class B, Class C or Class I shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class B, Class C or Class I shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Charles Schwab & Co., Inc.                  7.91%
101 Montgomery St.                       Class A shares
San Francisco, CA 94104-4151

Citigroup Global Markets, Inc.              5.91%
11155 Red Run Blvd.                      Class B shares
Owings Mills, MD 21117-3256

MLPF&S                                     14.20%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.              9.03%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

MLPF&S                                     24.86%
4800 Deer Lake Dr.                       Class I shares
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.             11.29%
11155 Red Run Blvd.                      Class I shares
Owings Mills, MD 21117-3256

Charles Schwab & Co.                        6.51%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

Income Fund
-----------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class C or Class I shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A Class C or Class I shares:

                                          % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Charles Schwab & Co., Inc.                 11.87%
101 Montgomery St.                       Class A shares
San Francisco, CA 94104-4151

MLPF&S                                      9.53%
4800 Deer Lake Dr.                        Class C shares
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.              5.89%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

Charles Schwab & Co.                       20.41%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

Prudential Investment Management Service   14.02%
100 Mulberry St., Floor 11               Class I shares
Newark, NJ 07102-4056

MLPF&S                                      6.08%
4800 Deer Lake Dr.                       Class I shares
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.              6.52%
11155 Red Run Blvd.                      Class I shares
Owings Mills, MD 21117-3256

Strategic Income Fund
---------------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 40.74% of the Class I shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class C or Class I shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
NFS LLC                                     9.21%
167 South Park                           Class A shares
San Francisco, CA 94107-1808

Charles Schwab & Co.                        7.29%
101 Montgomery Street                    Class A shares
San Francisco, CA 94104-4151

MLPF&S                                      8.10%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL 32246-6484

Oppenheimer Descendants Trust              14.45%
c/o Brian McMahon, Trustee               Class I shares
2300 North Ridgetop Road
Santa Fe, New Mexico 87506-8361

Thornburg Descendants Trust                11.46%
2300 North Ridgetop Road                 Class I shares
Santa Fe, NM 87506

Citigroup Global Markets, Inc.              8.50%
11155 Red Run Blvd.                      Class I shares
Owings Mills, MD 21117-3256

Charles Schwab & Co.                        6.45%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

McMahon TOD                                 5.73%
2300 North Ridgetop Road                 Class I shares
Santa Fe, NM 87506

Thornburg Charitable Foundation             5.34%
2300 North Ridgetop Road                 Class I shares
Santa Fe, NM 87506

Value Fund
----------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Class A, Class B, Class C or Class I shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of Value Fund's Class A, Class B, Class C or Class I shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Charles Schwab & Co., Inc.                 24.03%
101 Montgomery St.                       Class A shares
San Francisco, CA 91404-4151

MLPF&S                                      6.71%
4800 Deer Lake Dr.                       Class B shares
Jacksonville, FL 32246-6484

MLPF&S                                      5.82%
f/b/o its Customers                      Class C shares
4800 Deer Lake Dr.
Jacksonville, FL 32246-6484

Edward D. Jones & Co.                      14.39%
201 Progress Pkwy                        Class I shares
Maryland Hts, MO 63043-3009

Charles Schwab & Co.                        8.73%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

International Value Fund
------------------------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust held less than 1% of the Class A, Class B, Class C or Class I shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class B, Class C or Class I shares:

                                          % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Charles Schwab & Co., Inc.                 12.60%
101 Montgomery Street                    Class A shares
San Francisco, CA 94104-4151

MLPF&S                                      7.39%
4800 Deer Lake Dr.                       Class A shares
Jacksonville, FL 32246-6484

MLPF&S                                     21.72%
4800 Deer Lake Dr.                       Class B shares
Jacksonville, FL 32246-6484

MLPF&S                                     30.02%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.             14.60%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

Charles Schwab & Co. Inc.                  16.82%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

MLPF&S                                     13.39%
4800 Deer Lake Dr.                       Class I shares
Jacksonville, FL  32246-6484

Citigroup Global Markets Inc.               6.42%
11155 Red Run Blvd.                      Class I shares
Owings Mill, MD 21117

NFS LLC                                     5.17%
PO Box 831575                            Class I shares
Dallas, TX 75283-1575

Growth Fund
-----------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 6.18% of the Class I shares of the Fund and less than 1% of the Class A or Class C shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class C or Class I shares:

                                          % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Charles Schwab & Co., Inc.                  8.73%
101 Montgomery Street                    Class A shares
San Francisco, CA 94104-4151

Citigroup Global Markets, Inc.             18.31%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

MLPF&S                                     15.36%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL 32246-6484

MLPF&S                                     10.64%
4800 Deer Lake Dr.                       Class I shares
Jacksonville, FL  32246-6484

Citigroup Global Markets Inc.               9.69%
11155 Red Run Blvd.                      Class I shares
Owings Mill, MD 21117

Charles Schwab & Co.                        7.53%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

LPL Financial                               7.09%
P.O. Box 509046                          Class I shares
San Diego, CA 92150-9046

Prudential Investment Management Service    6.07%
100 Mulberry St., Floor 11               Class I shares
Newark, NJ 07102-4056

International Growth Fund
-------------------------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 57.23% of the Class I shares of the Fund and held less than 1% of the Class A or Class C shares of the Fund.
As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class C or Class I shares:

                                          % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Citigroup Global Markets, Inc.              7.09%
11155 Red Run Blvd.                      Class A shares
Owings Mills, MD 21117-3256

MLPF&S                                     28.05%
4800 Deer Lake Dr.                       Class C shares
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.             15.09%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

Thornburg Irrevocable Trust                18.58%
c/o Brian McMahon, Trustee               Class I shares
2300 North Ridgetop Road
Santa Fe, NM 87506

Oppenheimer Descendants Trust               8.04%
c/o Brian McMahon, Trustee               Class I shares
2300 North Ridgetop Road
Santa Fe, NM 87506

Citigroup Global Markets Inc.               7.94%
11155 Red Run Blvd.                      Class I shares
Owings Mill, MD 21117

Thornburg Revocable Living Trust            7.51%
2300 North Ridgetop Road                 Class I shares
Santa Fe, NM 87506

State Street Bank & Trust Co.               6.47%
FBO Customer                             Class I shares
Coppell, TX 75019

Thornburg Descendants Trust                 6.43%
c/o Brian McMahon, Trustee               Class I shares
2300 North Ridgetop Road
Santa Fe, NM 87506

MLPF&S                                      5.43%
4800 Deer Lake Dr R, Fl 2                Class I shares
Jacksonville, FL 32246-6484

Income Builder Fund
-------------------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust owned, as a group, held 2.71% of the Class I shares of the Fund and less than 1% of the Class A or Class C shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of Class A, Class C or Class I shares of the Fund:

                                          % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Charles Schwab & Co., Inc.                  7.09%
101 Montgomery Street                    Class A shares
San Francisco, CA 94104-4151

Citigroup Global Markets, Inc.             20.97%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

MLPF&S                                     13.15%
4800 Deer Lake Dr. E, Fl 2               Class C shares
Jacksonville, FL 32246-6484

Prudential Investment Management Service   22.07%
100 Mulberry St., Floor 11               Class I shares
Newark, NJ 07102-4056

Charles Schwab & Co. Inc.                   9.69%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151

Citigroup Global Markets Inc.               8.34%
11155 Red Run Blvd.                      Class I shares
Owings Mill, MD 21117

MLPF&S                                      6.69%
4800 Deer Lake Dr. E, Fl 2               Class I shares
Jacksonville, FL  32246-6484

LPL Financial                               5.23%
P.O. Box 509046                          Class I shares
San Diego, CA 92150-9046

Global Opportunities Fund
-------------------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 19.68% of the Class I shares of the Fund and held less than 1% of the Class A or Class C shares of the Fund.
As of November 5, 2009, the following persons were known to have held or record or beneficially 5% or more of Class A, Class C or Class I shares of the Fund:

                                          % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Citigroup Global Markets, Inc.              5.40%
11155 Red Run Blvd.                      Class A shares
Owings Mills, MD 21117-3256

MLPF&S                                     14.80%
4800 Deer Lake Dr. E, Fl 2               Class C shares
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.             13.56%
11155 Red Run Blvd.                      Class C shares
Owings Mills, MD 21117-3256

Prudential Investment Management           40.27%
100 Mulberry St., Floor 11               Class I shares
Newark, NJ 07102-4056

Thornburg Revocable Trust                   6.62%
2300 North Ridgetop Road                 Class I shares
Santa Fe, NM 87506

Charles Schwab & Co.                        5.14%
101 Montgomery Street                    Class I shares
San Francisco, CA 94104-4151


                            NET ASSET VALUE

     Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                              DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter of Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

     The following table shows the commissions and other compensation received by TSC from each of the Funds for the fiscal year ended September 30, 2009, except for amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."


                                                Net Underwriting
                                 Aggregate      Discounts and      Compensation on
                                 Underwriting   Commissions        Redemptions        Brokerage     Other
Fund                             Commissions    Paid to TSC        and Repurchases    Commissions   Compensation
-----                            ------------   ----------------   ---------------    -----------   ------------
Limited Term National Fund           $990,216       $24,984               $16,541           -0-          -0-

Intermediate National Fund           $237,856        $1,464                $6,703           -0-          -0-

Strategic Municipal Income Fund*      $44,991          $823                   -0-

Limited Term California Fund          $57,605        $1,368                $3,638           -0-          -0-

Intermediate New Mexico Fund         $273,797        $2,089                   -0-           -0-          -0-

Intermediate New York Fund            $49,404          $185                   -0-           -0-          -0-

Government Fund                      $114,226        $1,520               $25,840           -0-          -0-

Income Fund                          $333,200        $2,934               $16,223           -0-          -0-

Strategic Income Fund                $211,590       $33,972               $12,646           -0-          -0-

Value Fund                           $320,228       $45,040               $19,499           -0-          -0-

International Value Fund           $1,613,429      $213,857              $354,268           -0-          -0-

Growth Fund                          $269,400       $38,772               $60,126           -0-          -0-

International Growth Fund             $19,256        $2,921                $8,690           -0-          -0-

Income Builder Fund                $2,474,815      $365,659              $254,256           -0-          -0-

Global Opportunities Fund             $81,727       $14,308               $22,474           -0-          -0-

<F*> Fiscal period April 1, 2009 to September 30, 2009.


     ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

     Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg or TSC may pay compensation to financial advisors who place orders of $1 million or more, as more specifically described in the Funds' Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more. Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.

Waivers of CDSCs on Redemptions of Class B Shares
-------------------------------------------------
     The contingent deferred sales charge (CDSC) imposed on redemptions of Class B shares will be waived in the event of the death of the shareholder (including a registered joint owner) occurring after the purchase of the shares redeemed. The CDSC also will be waived for redemptions resulting from minimum required distributions made in connection with an IRA, Keogh Plan or a custodial account under Section 403(b) of the Code, or other qualified retirement plan, following attainment of age 70-1/2.

Share Class Conversion within Certain Fee-Based Accounts
--------------------------------------------------------
     Some shareholders may hold shares of the Funds through fee-based programs, often referred to as "wrap accounts," that are managed by investment dealers, financial advisors or other investment professionals (each, a "wrap account intermediary"). A wrap account intermediary may impose eligibility requirements on a shareholder's participation in the fee-based program and ownership of shares through the program which are additional to the ownership requirements described in the applicable prospectus. Under the terms of its fee-based program, a wrap account intermediary may also be permitted to effect a conversion of a shareholder's shares in a Fund, including those shares purchased by the shareholder during the shareholder's participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary's stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of the Funds out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of the Funds. Any such conversion by a wrap account intermediary will be made in accordance with the applicable prospectuses of the Funds, and will be made without the imposition by the Funds of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

     If you own shares of the Funds through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of the Funds' shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

Moving Between Share Classes
----------------------------
     Thornburg believes, based upon current interpretations of law, that a shareholder's exchange of shares of one class of a Fund for shares of a different class of the same Fund may, under certain circumstances, not result in the realization of gain or loss for federal income tax purposes. To determine whether you may be eligible for this type of tax-favored exchange, please contact Thornburg before redeeming your existing shares. You should also consult your own tax advisors with respect to the particular federal, state, local and foreign tax consequences of an exchange of shares.

     Even if an exchange does not result in the realization of gain or loss for federal income tax purposes, any sales charges that you paid or that are payable on the shares you originally held (including any contingent deferred sales charges incurred upon redemption) will not be credited back to your account.


                        BUSINESS CONTINUITY PLAN

     Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with these plans, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, whose principal business address is 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm for the Funds.


                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated February 1, 2010
                                      for

Thornburg Limited Term U.S. Government Fund ("Government Fund")
Class R3: LTURX

Thornburg Limited Term Income Fund ("Income Fund")
Class R3: THIRX

Thornburg Value Fund ("Value Fund")
Class R3: TVRFX
Class R4: TVIRX
Class R5: TVRRX

Thornburg International Value Fund ("International Value Fund")
Class R3: TGVRX
Class R4: THVRX
Class R5: TIVRX

Thornburg Core Growth Fund ("Growth Fund")
Class R3: THCRX
Class R4: TCGRX
Class R5: THGRX

Thornburg International Growth Fund ("International Growth Fund")
Class R3: TIGVX
Class R4: TINVX
Class R5: TINFX

Thornburg Investment Income Builder Fund ("Income Builder Fund")
Class R3: TIBRX
Class R4: TIBGX
Class R5: TIBMX

Thornburg Global Opportunities Fund ("Global Opportunities Fund")
Class R3: THORX
Class R4: THOVX
Class R5: THOFX

                         2300 North Ridgetop Road
                        Santa Fe, New Mexico 87506

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Retirement Plan Shares" Prospectus dated February 1, 2010. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by contacting the administrator of your retirement plan, by telephoning a Fund Support Representative at 1-800-847-0200 or by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. The audited financial statements contained in the Annual Reports to Shareholders of each of the Funds for the fiscal year ended September 30, 2009, are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' Retirement Class Shares Prospectus.

     The Class R3 Shares referred to in this Statement of Additional Information were known as Class R1 Shares until February 1, 2007.



                            TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . __

INVESTMENT POLICIES. . . . . . . . .   . . . . . . . . . . . . __
    Investing in Debt Obligations  . . . . . . . . . . . . . . __
    Investing in Equity Securities . . . . . . . . . . . . . . __
    Investing in Foreign Debt Obligations and
      Foreign Equity Securities. . . . . . . . . . . . . . . . __
    Investing in Derivative Instruments  . . . . . . . . . . . __
    Other Investments and Investment Techniques  . . . . . . . __

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION. . . . . . .  __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Government Fund. . . . . . . . . . . . . . . . . . . . . . . __
  Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Value Fund, International Value Fund, Growth Fund,
     International Growth Fund, Income Builder Fund,
     and Global Opportunities Fund . . . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information. . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
  Government Fund (Class R3 Shares). . . . . . . . . . . . . . __
  Income Fund (Class R3 Shares). . . . . . . . . . . . . . . . __
  Value Fund (Class R3, Class R4 and Class R5 Shares). . . . . __
  International Value Fund (Class R3, Class R4 and Class
    R5 Shares) . . . . . . . . . . . . . . . . . . . . . . . . __
  Growth Fund (Class R3, Class R4 and Class R5 Shares) . . . . __
  International Growth Fund (Class R3, Class R4 and
    Class R5 Shares) . . . . . . . . . . . . . . . . . . . . . __
  Income Builder Fund (Class R3, Class R4 and Class R5
    Shares). . . . . . . . . . . . . . . . . . . . . . . . . . __
  Global Opportunities Fund (Class R3, Class R4 and
    Class R5 Shares) . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL MATTERS RESPECTING TAXES  . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __
  Backup Withholding . . . . . . . . . . . . . . . . . . . . . __
  Distributions by Investment Companies. . . . . . . . . . . . __
  Foreign Currency Transactions. . . . . . . . . . . . . . . . __
  Foreign Withholding Taxes. . . . . . . . . . . . . . . . . . __
  Redemptions or Other Dispositions of Shares. . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS . . . . . . . . . . . . __

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Proxy Voting Policies  . . . . . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __
  Service Plans. . . . . . . . . . . . . . . . . . . . . . . . __
  Class R3 Distribution Plans. . . . . . . . . . . . . . . . . __

FINANCIAL INTERMEDIARY COMPENSATION  . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
  Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . __

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION . . . . . . . . . __
  Selective Disclosure of Nonpublic Holdings Information . . . __
  Making Holdings Information Publicly Available . . . . . . . __

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Interested Trustees. . . . . . . . . . . . . . . . . . . . . __
  Independent Trustees . . . . . . . . . . . . . . . . . . . . __
  Officers of the Fund (who are not Trustees). . . . . . . . . __
  Committees of the Trustees . . . . . . . . . . . . . . . . . __
  Compensation of the Trustees . . . . . . . . . . . . . . . . __
  Certain Ownership Interests of Trustees. . . . . . . . . . . __
  Personal Securities Transactions of Personnel. . . . . . . . __

INFORMATION ABOUT PORTFOLIO MANAGERS . . . . . . . . . . . . . __
  Portfolio Manager Compensation . . . . . . . . . . . . . . . __
  Conflicts of Interest. . . . . . . . . . . . . . . . . . . . __
  Accounts Managed by Portfolio Managers . . . . . . . . . . . __
  Portfolio Managers' Ownership of Shares in the Funds . . . . __

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . __
  Government Fund. . . . . . . . . . . . . . . . . . . . . . . __
  Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . __
  International Value Fund . . . . . . . . . . . . . . . . . . __
  Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  International Growth Fund. . . . . . . . . . . . . . . . . . __
  Income Builder Fund. . . . . . . . . . . . . . . . . . . . . __
  Global Opportunities Fund. . . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

BUSINESS CONTINUITY PLAN . . . . . . . . . . . . . . . . . . . __

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  . . . . . . . . __



                        ORGANIZATION OF THE FUNDS

     Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). Prior to February 1, 2002, Thornburg International Value Fund was named "Thornburg Global Value Fund." The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. ("Thornburg") in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.


                           INVESTMENT POLICIES

     Information about each Fund's principal investment strategies and the principal risks associated with those investment strategies is provided in the Prospectus. A "principal investment strategy" of a Fund is a strategy which is important in pursuing the investment objectives stated in the Fund's prospectus, and is anticipated will have a significant effect on the Fund's performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets.

     The following discussion supplements the information in the Prospectus by providing additional detail about some of the investments that a Fund is generally permitted, but not required, to make in pursuing the Fund's investment objectives and certain risks associated with those investments. Not all of the investments identified below will be used by each Fund, and some investments that may be used by a Fund would not ordinarily be considered a principal investment strategy of the Fund. In general, a Fund may make any investment, including investments which are not identified below, if the investment advisor reasonably believes that the investment is consistent with the Fund's investment objectives and policies and the Fund's investment limitations do not expressly prohibit the Fund from doing so.

     Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. For more information about the specific investment limitations that may be applicable to a Fund, please refer to the Prospectus and to the "Investment Limitations" section of this Statement of Additional Information. For purposes of any such limitation on the percentage of a Fund's assets that could be invested in a particular investment strategy, the term "assets" means net assets of the Fund (determined immediately after and as a result of the Fund's acquisition of a given investment) plus the amount of borrowings for investment purposes.

     Government Fund and Income Fund are sometimes referred to collectively in this Statement of Additional Information as the "Fixed Income Funds." Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund and Global Opportunities Fund are sometimes referred to collectively in this Statement of Additional Information as the "Equity Funds."

INVESTING IN DEBT OBLIGATIONS

     Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including the condition of the general market, general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Variations in the value of a debt obligation held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

     The following discussion contains additional detail about debt obligations, including some of the specific types of debt obligations in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of debt obligations. You should also read "Investing in Foreign Debt Obligations and Foreign Equity Securities below" for information about some of the characteristics and risks of foreign debt obligations.

Bond Ratings
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     Many bonds and other debt obligations are given credit ratings by ratings agencies such as Moody's Investors Service ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Service ("Fitch"). The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the debt obligation which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

     While credit ratings are helpful in evaluating the safety of principal and interest payments under debt obligations, credit ratings do not reflect the risk that market values of debt obligations will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events occurring subsequent to the initial ratings. Accordingly, in addition to using information provided by ratings agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed by Thornburg for a particular debt obligation at the time that a Fund purchases that obligation and will be reviewed by Thornburg from time to time thereafter. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Ratings of Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Ratings of Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for
refinancing, in particular, is likely to be less well established.   Notes
bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Ratings of Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Ratings of Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by
(i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics.
Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Convertible Debt Obligations
----------------------------
     Income Fund and each of the Equity Funds may invest in convertible debt obligations.

     Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that a Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that a Fund will not convert the obligation).

     Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Determining a Portfolio's Average Maturity
------------------------------------------
     As discussed in the Prospectus, several of the Fixed Income Funds seek to reduce changes in the value of their shares by maintaining a portfolio of investments with a certain dollar-weighted average maturity. For example, Government Fund seeks to maintain a portfolio of investments with a dollar-weighted average maturity that is normally less than five years.

     For purposes of determining an investment's maturity, Thornburg will treat a debt obligation as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates acquired by Government Fund, are interests in pools of mortgages or other loans having varying maturities. Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by a Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may be deemed by Thornburg to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed by Thornburg to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Inverse Floating Rate Notes
---------------------------
     Each of the Funds may invest in inverse floating rate notes.

     Inverse floating rate notes, sometimes referred to as "inverse floaters," are a form of debt obligation that is ordinarily created by depositing a fixed-rate municipal obligation with a trustee, which divides the fixed rate obligation into two floating rate obligations, one which is a short-term floating rate security paying interest at rates that reset daily or on another short-term basis, and a second of which is a residual interest - the inverse floater - that is also a floating rate obligation which pays interest at rates that move in the opposite direction of the yield on the short-term floating rate obligation. Because changes in the interest rate on the short-term obligation issued by the trust inversely affect the interest paid on the inverse floater, the value and the income of the inverse floater is generally more volatile than that of an ordinary fixed rate debt obligation. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these investments is relatively volatile. These investments tend to underperform the market for fixed rate obligations in a rising long-term interest rate environment, but tend to outperform the market for fixed rate obligations when interest rates decline. Although volatile, inverse floaters may offer the potential for yields exceeding the yields available on fixed rate obligations with comparable credit quality and maturity. These investments usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters would expose a Fund to leverage risk, they are not subject to the Funds' borrowing restrictions.

Lower-Quality Debt Obligations
------------------------------
     Each of the Funds may purchase debt obligations which are of lower-quality at the time of purchase or which, due to issuer default or credit ratings downgrades, are determined to be of lower-quality subsequent to purchase.

     For these purposes, "lower-quality" debt obligations include debt obligations rated below Baa by Moody's or BBB by S&P or Fitch, and unrated securities judged by Thornburg to be of equivalent quality. Lower-quality debt obligations typically have poor protection with respect to the payment of interest and repayment of principal, and may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If a Fund experiences unexpected net redemptions, it could be forced to sell lower-quality debt obligations in its portfolio at disadvantageous prices without regard to those obligations' investment merits, which could depress the Fund's net asset value and reduce the Fund's overall investment performance. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-quality debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and a Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In considering investments for a Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

     The Funds may also invest from time to time in unrated obligations. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment's actual credit quality. In particular, an unrated obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities
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     Mortgage-Backed Securities. Government Fund, Income Fund, and each of the Equity Funds may invest in mortgage-backed securities, in debt obligations which are secured with collateral consisting of mortgage-backed securities (see "Structured Finance Arrangements - Collateralized Mortgage Obligations" below), and in other types of mortgage-related securities.

     Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, which may expose a Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of a Fund because the value of some mortgage-backed securities held by a Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. In September 2008, the U.S. Government placed FNMA and FHLMC into conservatorship overseen by the Federal Housing Finance Authority. While this arrangement is intended to provide additional financial support to FNMA and FHLMC, the U.S. Government has not stated explicitly that securities issued or guaranteed by FNMA of FHLMC are backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government will continue to support these enterprises.

     Mortgage Pass-Through Securities. Income Fund and each of the Equity Funds may also purchase pass-through pools of conventional mortgage loans that have been created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards, if any. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Asset-Backed Securities. Income Fund and each of the Equity Funds may invest in asset-backed securities.

     The securitization techniques used to develop mortgage-backed securities (see "Mortgage-Backed Securities" and "Mortgage Pass-Through Securities" above) are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in structures similar to the CMO pattern (see "Structured Finance Arrangements -- Collateralized Mortgage Obligations" below). In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     One example of this type of asset-backed security is a Certificate of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund and each of the Equity Funds may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

     Thornburg expects that governmental, government-related or private entities may create mortgage-backed, mortgage pass-through and asset-backed securities in addition to those described above. If otherwise consistent with a Fund's investment objectives, policies and quality standards, Thornburg may consider investing on behalf of a Fund in such new types of investments. However, no Fund which is otherwise permitted to make these types of investments will purchase those securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable. See "Other Investments and Investment Techniques - Illiquid Investments" below.

Municipal Obligations
---------------------
     Each Fund may invest in municipal obligations.

     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments in municipal obligations.

     Auction Rate Securities. An auction rate security is a municipal obligation with a long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every seven to 35 days) through an auction process. The auction is a competitive bidding process used to determine interest rates on each auction date. In the auction, broker dealers submit bids to the auction agent on behalf of investors. The winning bid rate is the rate at which the auction clears, meaning the lowest possible interest rate at which the specific issue of municipal obligations can be sold at par. The clearing rate of interest established in the auction is paid on the entire issue of the municipal obligations for the upcoming period to the holders of those obligations. Investors who bid an interest rate above the clearing rate of interest receive no portion of the issue of municipal obligations, while those whose bids were at or below the clearing rate receive the clearing rate for the next period. Although the auction rate process is intended to permit the holders of a given issue of municipal obligations to sell their holdings at par in the auction at specified intervals, there is the risk that an auction will fail due to an insufficient demand for the obligations that are the subject of the auction, preventing the holders of the obligations from disposing of their holdings, potentially for an indeterminate period of time. In addition, auction rate securities may be subject to changes in interest rates, including decreased interest rates, thereby reducing the yields to holders of the obligations.

     Fixed Rate Demand Obligations. A Fund may purchase fixed rate municipal demand obligations or instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the instrument's final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. The credit quality of such investments will be determined by Thornburg at the time of purchase, and will be reviewed by Thornburg from time to time thereafter.

     Floating Rate and Variable Rate Demand Obligations. Floating rate and variable rate demand notes, obligations or instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and may permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets the Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     Mortgage-Backed Municipal Obligations. Some municipal obligations a Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt obligation, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. For more information about the characteristics and risks of mortgage-backed securities, see "Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities" above.

     Municipal Leases. A Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the governmental issuer for which the issuer's taxing power is pledged, these lease obligations are typically backed by the issuer's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price. In seeking to reduce the special risks associated with investment by a Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled; (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an "event of nonappropriation"); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer's general credit is adequate; and (v) such other factors concerning credit quality or the Fund's legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (c) the willingness of dealers to make a market for the obligation; (d) the nature and timing of marketplace trades; and (e) such other factors concerning the trading market as Thornburg may deem relevant.

Structured Finance Arrangements
-------------------------------
     Collateralized Mortgage Obligations ("CMOs"). Government Fund, Income Fund and each of the Equity Funds may invest in CMOs.

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security (see discussion of those instruments under "Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities" above). Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

     Government Fund, Income Fund, and each of the Equity Funds may also invest in CMOs issues by FHLMC. Like other CMOs, FHLMC CMOs are issued in multiple classes having different maturity dates. FHLMC CMOs are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

     Other Structured Finance Arrangements. Income Fund and each of the Equity Funds may also invest in other types of structured finance arrangements besides CMOs.

     Other types of structured finance arrangements that are currently available for investment include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and similarly structured securities.
A CBO is a trust or other special purpose entity ("SPE") which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations ("CDOs").

     The cashflows from a CDO's trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

     Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., "Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars" below. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. A Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

     The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO's manager may perform poorly.

U.S. Government Obligations
---------------------------
     Each of the Funds may invest in obligations of the U.S. Government.

     U.S. Government Obligations include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Zero Coupon Bonds and "Stripped" Securities
-------------------------------------------
     Each of the Funds may purchase zero coupon bonds, including stripped securities.

     Zero coupon bonds are corporate or government-issued debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the obligation at the time of issuance.

     A "stripped" security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a "principal only" or "P/O" security, while the interest component is often referred to as an "income only" or "I/O" security.

     Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. A Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and a Fund is required to distribute that income for each taxable year. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

INVESTING IN EQUITY SECURITIES

     Equity securities represent an ownership interest in the entity issuing the security. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. The values of equity securities fluctuate significantly in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. When equity securities held by a Fund decline in value, the value of the Fund's shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value.

     The following discussion contains additional detail about equity securities, including some of the specific types of equity securities in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of equity securities. You should also read "Investing in Foreign Debt Obligations and Foreign Equity Securities" below for information about some of the characteristics and risks of foreign equity securities.

Closed End Funds
----------------
     Each of the Equity Funds may invest in the shares of closed end funds.

     Closed end funds are investment companies that invest in various securities and other financial assets, and which issue shares that trade on exchanges in a manner similar to the shares of exchange traded funds (see "Exchange Traded Funds" below). The shares of a closed end fund change in value as the values of its component securities and other investments fluctuate with market changes. In contrast to exchange traded funds, however, the trading values of a closed end fund's shares often diverge to a greater extent from the net asset value of the fund's underlying portfolio investments. A closed end fund incurs its own operating expenses, so that if a Fund invests in a closed end fund, shareholders of the Fund bear the closed end fund's expenses in addition to the expenses of the Fund.

Exchange Traded Funds
---------------------
     Each of the Equity Funds may invest in the shares of exchange traded funds ("ETFs").

     ETFs are investment companies that invest in various securities and financial assets. ETFs are created either to provide investment results corresponding to a securities index, or are actively managed in a manner corresponding more closely to a traditional mutual fund. ETFs are typically available to investors as units of beneficial interest in a trust, and are purchased and sold on an exchange in the same way as common stocks. The values of ETF shares increase and decline as the values of the ETF's component securities and other investments fluctuate with the market changes, and usually trade in a relatively narrow range relative to the net asset value of its underlying portfolio investments because the structure of an ETF permits certain major market participants to redeem shares of the ETF for a "basket" of the ETF's underlying investments. Shares in an ETF held by a Fund are consequently subject to the same general market risks that affect the underlying investments by the ETF, except that a Fund's investments in an ETF may not exactly match the performance of any specific index (and may not perform as well as any specific index) because of differences between the ETF's investments and the index or other factors. In addition, each ETF incurs its own operating expenses, so that if a Fund invests in an ETF, shareholders of the Fund bear the ETF's expenses in addition to the expenses of the Fund.

Initial Public Offerings
------------------------
     Each of the Equity Funds may invest in common stock or other equity securities offered through initial public offerings ("IPOs").

     An IPO is an issuer's first offering of equity securities to the public. The issuer of IPO securities may have a limited operating history, and limited information about the issuer may be available to potential purchasers. Accordingly, the market for IPO securities may be more volatile and involve greater risk of loss than investments in the equity securities of more established companies. At times a Fund may sell its investment in IPO securities shortly after the Fund purchased those securities, which may result in increased transaction costs for the Fund. There can be no assurance that a Fund will have access to profitable IPOs and, as the Fund's assets grow, any positive impact of IPO investments on the Fund's performance likely will decline.

Investments in the Equity Securities of Smaller Companies
---------------------------------------------------------
     Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

Preferred Stock
---------------
     Each of the Equity Funds may invest in preferred stock.

     Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. Preferred stock dividends are generally fixed in advance, but the issuing company may not be required to pay a dividend if, for example, it lacks the financial ability to do so. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

REITs and Other Real Estate-Related Instruments
-----------------------------------------------
     Each of the Equity Funds may invest in real estate investment trusts ("REITS").

     REITs are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

     Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Short Sales
-----------
     Each of the Equity Funds may enter into short sales with respect to its security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

INVESTING IN FOREIGN DEBT OBLIGATIONS AND FOREIGN EQUITY SECURITIES

     Income Fund and each of the Equity Funds may make investments in foreign debt obligations or foreign equity securities. International Value Fund and International Growth Fund invest primarily in foreign securities, Global Opportunities Fund invests in a portfolio of both domestic and foreign securities, and at times the portfolios of other Funds may contain a significant percentage of foreign securities.

     A Fund's investment in a foreign debt obligation or foreign equity security typically involves all of the risks inherent in the same type of debt obligation or equity security issued by a domestic issuer. In addition, foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The following discussion contains additional detail about the types of foreign investments which a Fund may make and certain risks associated with those investments. You should read the Prospectus for more information about these investments and their risks.

Foreign Investments
-------------------
     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners' ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and
impair disposition of those investments.   In addition, the costs of foreign
investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, because of inconsistent legal interpretations or less defined legal and regulatory provisions, or because of corruption or influence on local courts.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

Depositary Receipts
-------------------
     American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an
established securities market in the U.S. or elsewhere.    An investment in
ADRs, EDRs or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs and GDRs remain subject to many of the risk associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer's country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. The Fund's investments in depositary receipts evidencing ownership in shares of a developing country issuer will be deemed to be an investment in that developing country issuer for purposes of the Fund's investment policies and restrictions.

Developing Countries
--------------------
     The considerations noted above generally are intensified for investments in developing countries, potentially including investments in issuers which are not domiciled in a developing country but which have reference to a significant percentage of their business in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Foreign Currency Transactions
-----------------------------
     Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts and futures contracts to purchase or sell foreign currencies at a future date and price. Additional detail about foreign currency transactions is provided below in the sections entitled "Investing in Derivative Instruments - Foreign Currency Transactions," "Investing in Derivative Instruments - Futures Contracts - Futures Relating to Foreign Currencies," "Investing in Derivative Instruments - Options - Options Relating to Foreign Currencies," and "Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars - Currency Swaps."

INVESTING IN DERIVATIVE INSTRUMENTS

     Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter ("OTC") derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

     A Fund's investment in derivative instruments may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

     The following discussion contains additional detail about the types of derivative instruments in which a Fund may invest and certain risks associated with those investments. You should also read the Prospectus for more information about derivative instruments and their risks.

Combined Positions
------------------
     Any Fund which is permitted to purchase or sell forward contracts, futures contracts and options (see "Forward Contracts", "Futures Contracts" and "Options" below) may also purchase and sell such forward contracts, futures contracts and options in combination with one another in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Eurodollar Instruments
----------------------
     Income Fund and each of the Equity Funds may make investments in Eurodollar instruments.

     Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions
-----------------------------
     Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

     Conversions on a Spot Basis. A Fund may convert currency on a spot basis from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Currency Forward Contracts. A currency forward contract is a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

     When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund may be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." A Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaged in a currency hedging transaction.

     A Fund may also enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.
A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts
-----------------
     Income Fund and each of the Equity Funds may purchase or sell futures contracts to hedge against anticipated interest rate, currency or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date at a specified price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date at a specified price. Futures contracts are typically bought and sold on exchanges or boards of trade where the contracts are listed. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     Distributions to shareholders associated with income or net gains realized by a Fund from transactions in futures contracts (or options on futures contracts) may be subject to federal income tax.

     Liquidity of Futures Contracts. Some futures contracts may become illiquid under adverse market conditions, and there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges and boards of trade may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may not be possible for a Fund to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until expiration regardless of unfavorable changes in its value. In that instance, the Fund's access to other assets that it has deposited to cover its futures positions also could be impaired.

     Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, in any instance when a Fund enters into a futures contract, either as purchaser or as seller, the Fund will segregate with its custodian or with a futures commission merchant ("FCM") as initial margin assets sufficient to meet its obligations under the contract. The Fund will also deposit daily "variation margin" payments as required during the term of the contract in order settle the change in the contract's value on a daily basis (a process known as "marking to market"). Segregated assets may consist of cash, cash equivalents or high grade liquid debt obligations. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

     Correlation of Price Changes. Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund's other investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts (see "Currency Forward Contracts" above), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

     The uses and risks of currency futures are similar to futures relating to other securities or indices. A Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency futures in conjunction with each other or with currency options or forward contracts. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions" above.

Indexed Securities
------------------
     Each of the Equity Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators.

     Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Options
-------
     Income Fund and each of the Equity Funds may purchase or write put and call options to hedge against anticipated interest rate or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

     Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed exercise or "strike" price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific equity securities or debt obligations, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, the owner of the put option will experience a loss measured by the premium paid to buy the option, plus related transaction costs.

     The features of call options are similar to those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer will experience a loss if the underlying instrument's price does not rise sufficiently to offset the buyer's cost of purchasing the option and transaction costs.

     The purchase of options increases a Fund's costs because it must pay premiums to purchase the options, and the exercise of put and call options by a Fund will increase portfolio turnover and associated transaction costs.
Because premiums for the purchase of options are typically much smaller than the prices to purchase the underlying instruments, the use of options creates leverage, which might result in a Fund's net asset value being more sensitive to changes in the instruments underlying the options.

     An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration of the option period or during a fixed period prior thereto.

     Writing Put and Call Options. When a Fund sells or "writes" a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund, as writer of such an option, would be obligated to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund would be required to make margin payments to cover the Fund's potential obligation to pay the strike price if the other party chooses to exercise the option. A Fund may seek to terminate its position in a put option it writes before it is exercised by closing out the option in the secondary market at its then current price. If, however, the secondary market is not sufficiently liquid, the Fund may not be able to close out its position and would, therefore, remain obligated to purchase the underlying instrument at the strike price if the option is exercised. If the price of the underlying instrument rises, the writer of a put ordinarily will profit by the amount of the premium received on writing the option. If the price of the instrument declines, the writer may experience a loss, although the amount of the loss is offset to some degree by the amount of the premium received.

     Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option by the holder. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or decline. Through receipt of the option premium, a Fund as the writer of such an option would seek to mitigate the effects of a decline in the price of the underlying instrument.
At the same time, a Fund which writes an option must be prepared to deliver the underlying instrument in return for the strike price, even if the current value of the instrument is higher than the strike price. In that event, a Fund will experience a loss to the extent that the value of the underlying instrument exceeds the total of the strike price and the premium that it received when it wrote the option.

     All call options written by a Fund must meet applicable asset segregation requirements as long as the call is outstanding.

     Exchange-Traded Options. Options may be traded on exchanges, or may be traded "over-the-counter" (see discussion of "OTC Options" below). Exchange-traded options are issued by a regulated intermediary, which guarantees the performance of the obligations of the parties to such options. With certain exceptions, exchange-traded options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, exchange-traded options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Fund's ability to close out its position as a purchaser or seller of an exchange-traded option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options generally are established through negotiation with the other party to the contract. While such arrangements allow greater flexibility to a Fund to tailor an option to its needs, "OTC" options generally involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchange where they are traded. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

     The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments will be subject to each Fund's limitation on investments in illiquid instruments. See "Illiquid Investments" below.

     Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. Additionally, Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. Income Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Liquidity of Options. Some options become illiquid under adverse market conditions, and there is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions could also be impaired.

     Correlation of Price Changes. Because there are a limited number of types of exchange-traded options, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly.
A Fund may invest in options based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options position will not track the performance of the Fund's other investments. Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     Credit Options. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.

     Options Relating to Foreign Currencies. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options are similar to options relating to other securities or indices. A Fund may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions" above.

     Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in the underlying futures contract. If a Fund exercises an option on a futures contract it will be obligated to deposit initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any other futures contract position.

     Options on Indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Structured Notes
----------------
     Income Fund and each of the Equity Funds may invest in structured notes.

     Structured notes are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

     Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Swap Agreements, Caps, Floors, and Collars
--------------------------------------
     Income Fund and each of the Equity Funds may enter into swap agreements and related caps, floors and collars. None of these Funds are limited to any particular form of swap agreement, provided that Thornburg determines that the agreement it is consistent with the Fund's investment objective and policies.

     Swap agreements involve the exchange by a Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. Each Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Inasmuch as any swap, floor, cap or collar is entered into for good faith hedging purposes, Thornburg and the Funds believe that the obligation does not constitute a senior securities under the 1940 Act and, accordingly, will not treat the obligation as being subject to a Fund's borrowing restrictions. Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Credit Default Swaps. A credit default swap is a credit derivative in which two parties enter into an agreement to transfer the credit exposure of fixed income securities. The buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.

     Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Changes in foreign exchange rates and changes in interest rates may negatively affect the value of a currency swap.

     Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in exchange for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risks associated the investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund is committed to pay to the counterparty.

     Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by a Fund would be taxable. If the other party to an interest rate swap or forward rate contract defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered satisfactory by Thornburg. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

     Total Return Swaps. A total return swap is a credit derivative in which the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

     Caps, Floors and Collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. For example, an interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. For example, an interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. For example, an interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.

OTHER INVESTMENTS and INVESTMENT TECHNIQUES

Certificates of Deposit
-----------------------
     Each Fund may under certain circumstances purchase bank certificates of deposit. Each Municipal Fund may invest in certificates of deposit of domestic banks with assets of $1 billion or more as part of the Fund's permitted "temporary investments" (see "Temporary Investments" below). Government Fund may invest up to 20% of its assets in: (i) certificates of deposit maturing in one year or less after the date of acquisition and issued by domestic banks with assets of $1 billion or more; and (ii) certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit in which Government Fund invests (whether or not insured in whole or in part) is nonnegotiable and matures in more than seven days, the certificate of deposit will be deemed by Government Fund to be illiquid and will, therefore, be subject to the Fund's investment restriction respecting investment in illiquid securities. Income Fund may invest in certificates of deposit of domestic and foreign banks with assets of $1 billion or more, including foreign branches of domestic banks. Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions with assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks. Each of the Equity Funds may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks.

     Investments in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Investments" above).

Dollar Roll Transactions
------------------------
     Government Fund, Income Fund, and each of the Equity Funds may enter into "dollar roll" transactions.

     Dollar roll transactions consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Fund agrees to buy a security on a future date.

     Dollar rolls are currently treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are, therefore, deemed by the Trust to be subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the borrowing Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions.
For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, the selling Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Illiquid Investments
--------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds' investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by Thornburg to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades of Moody's, S&P or Fitch and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Also, Thornburg may determine some other restricted securities, government-stripped fixed-rate mortgage-backed securities and swap agreements to be illiquid. Based on its ongoing review of the trading markets and other factors affecting the Funds' investments, Thornburg may determine from time to time that other investments are illiquid, including restricted securities and certain asset-backed securities, developing country securities, and derivative instruments. With respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures approved by the Trustees.

     Each Fund is limited from investing more than a certain percentage of its net assets in illiquid securities. Please see "Investment Restrictions" below for a discussion of the specific limitations applicable to each Fund's investment in illiquid securities. If through a change in values, net assets, or other circumstances, a Fund were in a position where the percentage of its portfolio comprised of illiquid securities exceeded that Fund's percentage investment restriction on investment in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

Repurchase Agreements
---------------------
     Each Fund may enter into repurchase agreements.

     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement may be viewed as a loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security.
If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Restricted Securities
---------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A restricted security may be liquid or illiquid, depending on whether it satisfies relevant liquidity requirements, as determined by Thornburg. See "Illiquid Investments" above.

Reverse Repurchase Agreements
-----------------------------
     Government Fund, Income Fund, and each of the Equity Funds may enter into reverse repurchase agreements. Neither Government Fund nor Income will enter into a reverse repurchase agreement if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements.

     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.

Securities Lending
------------------
     Government Fund, Income Fund, and each of the Equity Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time;
(4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Temporary Investments
---------------------
     Each Fund may from time to time invest a keep a portion of its portfolio in cash or other short-term, fixed income securities. Such investments may be made due to market conditions, pending investment of idle funds, or to afford liquidity.

When-Issued Securities
----------------------
     Each Fund may purchase securities offered on a "when-issued" or "delayed delivery" basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Fund also will maintain in a segregated account with State Street Bank & Trust Co., each Fund's custodian, liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

             COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and each of the Funds have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.


                          INVESTMENT LIMITATIONS

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. For those policies and limitations which can only be changed by a majority of a Fund's outstanding voting shares, the term "majority" means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the Fund's outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund.

Government Fund
---------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Government Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Government Fund may not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and
(c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the 1940 Act, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     For the purposes of applying the limitation set forth in paragraph (6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Income Fund
-----------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Income Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     For the purposes of applying the limitation set forth in paragraph (3) above, the Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     As a matter of non-fundamental policy Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company (the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment advisor of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its investments in derivative instruments, other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) Invest more than 5% of its assets in derivative instruments, although this limitation will not apply to investments in derivative instruments made by the Fund for bona fide hedging or risk management purposes;

     (k) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (l) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (m) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (n) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (o)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund
-----------------------------------------------------------------------------
     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund, which may not be changed by any Fund unless approved by a majority of the outstanding shares of that Fund. Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, or Global Opportunities Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2)  issue senior securities, except as permitted under the 1940 Act;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     For the purposes of applying the limitation set forth in paragraph (6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and
(b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets.
Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     (xi) The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.


                         YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     Each Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for each class of shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or total
return for a specified period.   A short-term moving average NAV is the average
of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.


                  REPRESENTATIVE PERFORMANCE INFORMATION

Government Fund (Class R3 Shares)
---------------------------------
     The following data for Government Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

    Standardized Method of Computing Yield. Government Fund's yield for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, was 2.66% for Class R3 shares. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Government Fund's average annual total returns for Class R3 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               1 Year     5 Years     Since Inception (07/01/03)
               ------     -------     --------------------------
Class R3        7.15%      4.26%       3.63%

Average Annual Total Return (After Taxes on Distributions)
               1 Year     5 Years     Since Inception (07/01/03)
               ------     -------     --------------------------
Class R3        6.01%      3.17%       2.52%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     5 Years     Since Inception (07/01/03)
               ------     -------     --------------------------
Class R3        4.63%      2.99%       2.44%

Income Fund (Class R3 Shares)
-----------------------------
     The following data for Income Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Fund's yield for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, was 3.29% for Class R3 shares. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Fund's average annual total returns for Class R3 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)
               1 Year     5 Years     Since Inception (07/01/03)
               ------     -------     --------------------------
Class R3       13.13%      4.37%       3.91%

Average Annual Total Return (After Taxes on Distributions)
               1 Year     5 Years     Since Inception (07/01/03)
               ------     -------     --------------------------
Class R3       11.15%      2.82%       2.40%

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     5 Years     Since Inception (07/01/03)
               ------     -------     --------------------------
Class R3        8.42%      2.80%       2.43%

Value Fund (Class R3, Class R4 and Class R5 Shares)
---------------------------------------------------
     The following data for Value Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. Value Fund's average annual total returns for Class R3, Class R4 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        7.62%      4.72%        5.28% (07/01/03)
Class R4        7.74%       N/A        -7.13% (02/01/07)
Class R5        8.05%       N/A         3.70% (02/01/05)

Average Annual Total Return (After Taxes on Distribution)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        6.98%      3.91%        4.58% (07/01/03)
Class R4        7.07%       N/A        -8.11% (02/01/07)
Class R5        7.29%       N/A         2.90% (02/01/05)

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        4.87%      3.86%        4.37% (07/01/03)
Class R4        4.94%       N/A        -6.24% (02/01/07)
Class R5        5.13%       N/A         3.03% (02/01/05)

International Value Fund (Class R3, Class R4 and Class R5 Shares)
-----------------------------------------------------------------
     The following data for International Value Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. International Value Fund's average annual total returns for Class R3, Class R4 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        1.96%       9.25%      12.55% (07/01/03)
Class R4        2.16%       N/A        -2.71% (02/01/07)
Class R5        2.40%       N/A         8.11% (02/01/05)

Average Annual Total Return (After Taxes on Distributions)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        1.62%       8.34%      11.80% (07/01/03)
Class R4        1.73%       N/A        -3.88% (02/01/07)
Class R5        1.91%       N/A         7.09% (02/01/05)

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        1.25%       7.74%      10.83% (07/01/03)
Class R4        1.37%       N/A        -2.70% (02/01/07)
Class R5        1.52%       N/A         6.67% (02/01/05)

Growth Fund (Class R3, Class R4 and Class R5 Shares)
----------------------------------------------------
     The following data for Growth Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class R3, Class R4 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        1.87%      4.91%        6.06% (07/01/03)
Class R4        1.94%       N/A       -11.54% (02/01/07)
Class R5        2.34%       N/A        -0.30% (02/01/05)

Average Annual Total Return (After Taxes on Distributions)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        1.87%      4.86%        6.02% (07/01/03)
Class R4        1.94%       N/A       -11.54% (02/01/07)
Class R5        2.34%       N/A        -0.26% (02/01/05)

Average Annual Total Return (After Taxes on Distributions and Redemption)
               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class R3        1.22%      4.24%        5.27% (07/01/03)
Class R4        1.26%       N/A        -9.64% (02/01/07)
Class R5        1.52%       N/A        -0.16% (02/01/05)

International Growth Fund (Class R3, Class R4 and Class R5 Shares)
------------------------------------------------------------------
     The following data for International Growth Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. International Growth Fund's average annual total returns for Class R3, Class R4 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the period shown ending September 30, 2009. The data shown below assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of the period shown.

Average Annual Total Return (Before Taxes)
                One Year   Since Inception (02/01/08)
                --------   --------------------------
Class R3         2.09%      -15.30%
Class R4         2.10%      -15.30%
Class R5         2.53%      -14.92%

Average Annual Total Return (After Taxes on Distributions)
                One Year   Since Inception (02/01/08)
                --------   --------------------------
Class R3         1.26%      -15.71%
Class R4         1.13%      -15.77%
Class R5         1.64%      -15.35%

Average Annual Total Return (After Taxes on Distributions and Redemptions)
                One Year   Since Inception (02/01/08)
                --------   --------------------------
Class R3         1.20%      -13.15%
Class R4         1.18%      -13.19%
Class R5         1.47%      -12.85%

Income Builder Fund (Class R3, Class R4 and Class R5 Shares)
------------------------------------------------------------
     The following data for Income Builder Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. Income Builder Fund's yields for the 30-day period ended September 30, 2009, computed in accordance with the standardized calculation described above, were 6.20%, 6.31% and 6.66% for Class R3, Class R4 and Class R5 shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Average Annual Total Return Quotations. Income Builder Fund's average annual total returns for Class R3, Class R4 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending September 30, 2009. These data assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)
                1 Year     Since Inception
                ------     ---------------
Class R3        10.74%       6.79% (02/01/05)
Class R4        10.83%      -5.43% (02/01/08)
Class R5        11.19%       0.17% (02/01/07)

Average Annual Total Return (After Taxes on Distributions)
                1 Year     Since Inception
                ------     ---------------
Class R3         8.06%       4.84% (02/01/05)
Class R4         8.11%      -7.40% (02/01/08)
Class R5         8.32%      -2.00% (02/01/07)

Average Annual Total Return (After Taxes on Distributions and Redemptions)
                1 Year     Since Inception
                ------     ---------------
Class R3         6.67%       4.76% (02/01/05)
Class R4         6.72%      -5.79% (02/01/08)
Class R5         6.94%      -1.08% (02/01/07)

Global Opportunities Fund (Class R3, Class R4 and Class R5 Shares)
------------------------------------------------------------------
     The following data for Global Opportunities Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return Quotations. Global Opportunities Fund's average annual total returns for Class R3, Class R4 and Class R5 shares, computed in accordance with the total return calculation described above, are displayed in the table below for the period shown ending September 30, 2009. The data shown below assume reinvestment of all dividends and capital gains distributions at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of the period shown.

Average Annual Total Return (Before Taxes)
                One Year   Since Inception (02/01/08)
                --------   --------------------------
Class R3         3.61%      -13.92%
Class R4         3.73%      -13.83%
Class R5         4.25%      -13.39%

Average Annual Total Return (After Taxes on Distributions)
                One Year   Since Inception (02/01/08)
                --------   --------------------------
Class R3         0.67%      -15.53%
Class R4         0.54%      -15.51%
Class R5         0.95%      -15.25%

Average Annual Total Return (After Taxes on Distributions and Redemption)
                One Year   Since Inception (02/01/08)
                --------   --------------------------
Class R3         1.16%      -12.88%
Class R4         1.15%      -12.85%
Class R5         1.46       -12.63%

                 ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarize certain federal tax considerations generally affecting the Funds and shareholders and is primarily relevant to shareholders which are subject to federal income tax. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Funds -Subchapter M
------------------------------------
     Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or
(iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions attributable to income on bonds and other debt obligations will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment companies are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend" to instead be taxed as the rate of tax applicable to ordinary income.

     A Fund's investments in options, futures contracts, hedging transactions, forward contracts and certain other transactions may result in distributions of taxable income or gain to shareholders, and will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, convert capital gain into taxable ordinary income or convert short-term capital losses into long-term capital losses. Engaging in swap transactions also may result in distributions of taxable income or gain to shareholders, and also may cause a Fund to currently recognize income with respect to payments to be received in the future.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Foreign Currency Transactions
-----------------------------
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes
-------------------------
     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty (30)-day period (ninety (90)-day period for preferred shares) beginning fifteen (15) days (forty-five (45)-days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemptions or Other Disposition of Shares
------------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.


                     DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

     The monthly or quarterly distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be.

            INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS,
                 AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the Prospectus.

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees who are not "interested persons" within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor's services, and to confirm that the advisor actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds' performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

     The Trust's Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 14, 2009.

     In connection with their general supervision of Thornburg, the Trustees receive and consider reports throughout the year from Thornburg respecting the advisor's management of the Fund's investments. These reports include information about the Funds' purchase and sale of portfolio investments and explanations from the advisor respecting investment selections, the investment performance of the Funds, general appraisal of industry and economic prospects and factors, and other matters affecting the Funds and relating to the advisor's performance of services for the Funds.

     In anticipation of their recent consideration of the Investment Advisory Agreement's renewal, the independent Trustees met in July 2009 to plan the Trustees' evaluation of the advisor's performance and to specify the information the advisor would present to the Trustees for their review. The advisor's chief investment officer subsequently reviewed portions of the specified information with the Trustees and addressed questions presented by the Trustees at a meeting session scheduled for that purpose, and the independent Trustees thereafter met in independent session to consider the advisor's presentations and various specific issues respecting their consideration of the Investment Advisory Agreement's renewal. Following these sessions, the Trustees met to consider a renewal of the Investment Advisory Agreement with respect to each Fund, and the independent Trustees voted unanimously at that meeting to renew the Investment Advisory Agreement for an additional term of one year.

     A discussion regarding the basis for the approval of each Fund's Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year ended September 30, 2009.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:

                           Sept. 30, 2007     Sept. 30, 2008     Sept. 30, 2009
                           --------------     --------------     --------------
Government Fund                  $542,146           $621,335        $1,034,391
Income Fund                    $1,612,500         $1,535,234        $1,849,196
Value Fund                    $29,048,560        $34,331,989       $21,104,790
International Value Fund      $80,553,444       $119,871,746       $84,378,714
Growth Fund                   $17,001,119        $22,819,570       $11,312,104
International Growth Fund        $213,955*          $919,460          $484,200
Income Builder Fund           $21,050,253        $30,825,381       $21,794,384
Global Opportunities Fund      $1,573,698         $5,140,973        $2,096,842

<F*>  Fiscal period February 1, 2007 to September 30, 2007.


For the three most recent years, Thornburg has waived its rights to fees incurred under the Investment Advisory Agreement applicable to International Growth Fund and Global Opportunities Fund as follows:

                           Sept. 30, 2007     Sept. 30, 2008     Sept. 30, 2009
                           --------------     --------------     --------------
International Growth Fund         $89,948*           $72,431          $106,931

Global Opportunities Fund         $90,476               -              $39,002

<F*> Fiscal period February 1, 2007 to September 30, 2007.

     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares.
During the fiscal year ended September 30, 2009, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund reimbursed Thornburg $14,485, $16,927, $144,617, $636,620, $77,200, $3,186, $152,915, and $12,864,
respectively, for accounting services, measured on an accrual basis.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain that effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreement
---------------------------------
     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class R3 and Class R4 shares provides that the class will pay a fee calculated at an annual percentage of ..125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. The agreement specific to each Fund's Class R5 shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreement applicable to Class R3, Class R4 and Class R5 shares offered by each Fund were as follows:

                         Sept. 30, 2007   Sept. 30, 2008   Sept. 30, 2009
                         --------------   --------------   --------------
Government Fund
  Class R3                   $5,229           $6,850           $9,131

Income Fund
  Class R3                   $6,124           $9,999          $11,455

Value Fund
  Class R3                 $125,484         $215,369         $158,807
  Class R4                   $2,233*         $33,323          $34,992
  Class R5                  $24,437          $66,000          $58,975

International Value Fund
  Class R3                 $853,351       $1,314,102         $994,246
  Class R4                   $5,601*        $185,152         $360,665
  Class R5                  $88,481         $396,504         $474,186

Growth Fund
  Class R3                 $308,063         $459,900         $278,722
  Class R4                     $345*         $22,935          $22,385
  Class R5                  $30,809         $135,507         $104,276

International Growth Fund
  Class R3                     N/A               $85**           $552
  Class R4                     N/A                $2**             $3
  Class R5                     N/A                $0**             $1

Income Builder Fund
  Class R3                   $5,103          $14,356          $13,130
  Class R4                     N/A              $136**           $296
  Class R5                       $3*            $104             $145

Global Opportunities Fund
  Class R3                     N/A               $32**            $21
  Class R4                     N/A                $2**           $176
  Class R5                     N/A                $0**             $3

<F*>  Fiscal period February 1, 2007 to September 30, 2007.
<F**> Fiscal period February 1, 2008 to September 30, 2008.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.


                     SERVICE AND DISTRIBUTION PLANS

Service Plans
-------------
     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Class R3, Class R4 and Class R5 shares of the Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. Thornburg has no current intention to seek reimbursement of any expenses under any Service Plan applicable to Class R5 shares. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. Amounts received by Thornburg under the Plan in the two most recent fiscal years for each Fund that offers Class R3 shares and Class R4 were paid principally to securities dealers and other persons selling the Funds' shares for distribution, administration and shareholder services.

Class R3 Distribution Plans
----------------------------
     Each Fund offering Class R3 shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class R3 shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class R3 shares.

    The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class R3 shares of the Fund. Amounts paid under the Class R3 Distribution Plan for the two most recent fiscal years for each Fund that offers Class R3 shares were paid principally as compensation to securities dealers and other persons selling the Funds' Class R3 shares. TSC also may incur additional distribution-related expenses in connection with its promotion of Class R3 shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSCs actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

     The Trustees currently limit payments under the Distribution Plan for each Fund to .25% of Class R3 assets each year, so that total Rule 12b-1 payments under the Service and Distribution Plans for Class R3 shares of each Fund do not currently exceed .50%.

     The following table shows the service and distribution fees for each Fund for its two most recent fiscal years.

                         Year Ended       Year Ended
                         Sept. 30, 2008   Sept. 30, 2009
                         --------------   --------------
Government Fund
     Class R3                  $27,469          $36,538

Income Fund
     Class R3                  $40,142          $45,850

Value Fund
     Class R3                 $861,703         $635,883
     Class R4                  $66,746          $70,011
     Class R5                    N/A              N/A

International Value Fund
     Class R3               $5,262,224       $3,977,818
     Class R4                 $369,021         $722,425
     Class R5                    N/A              N/A

Growth Fund
     Class R3               $1,837,699       $1,114,835
     Class R4                  $45,953          $44,754
     Class R5                    N/A              N/A

International Growth Fund
     Class R3                     $341*          $2,207
     Class R4                       $5*              $5
     Class R5                    N/A              N/A

Income Builder Fund
     Class R3                  $57,094          $52,607
     Class R4                     $272*            $592
     Class R5                    N/A              N/A

Global Opportunities Fund
     Class R3                     $130*             $85
     Class R4                       $5*            $344
     Class R5                    N/A              N/A

<F*>  Fiscal period from February 1, 2008 to September 30, 2008.

                    FINANCIAL INTERMEDIARY COMPENSATION

     Financial advisors and financial intermediaries who sell shares and hold shares for investors ("intermediaries") charge compensation in connection with the sale of Fund shares and the servicing of shareholder accounts. Intermediaries receiving this compensation may include securities brokers and dealers, registered investment advisors, banks, trust companies, insurance companies, employee benefit plan and retirement plan administrators, and other institutions that have entered into arrangements with Thornburg or TSC under which they are paid compensation for the sale of Fund shares or the servicing of accounts for their customers. Intermediaries may categorize and disclose these payments to their customers and to members of the public differently than the disclosures in the Prospectus and this SAI.

     Thornburg or TSC may pay compensation charged by intermediaries out of amounts that Thornburg or TSC receive from the Funds. Examples of such payments include, but are not limited to: (i) share sales commissions and ongoing asset-based compensation paid by Thornburg or TSC out of sales charges received or expected to be received from the Funds; (ii) amounts paid out of the Rule 12b-1 service and distribution fees that Thornburg or TSC receive from the Funds; and (iii) amounts paid by the Funds to compensate intermediaries who perform services, including subaccounting and subtransfer agency services, that would otherwise need to be provided by the Funds' transfer agent or other persons hired directly by the Funds.

     To the extent permitted by applicable law, including applicable rules promulgated by the Securities and Exchange Commission and the Financial Industry Regulatory Authority ("FINRA"), Thornburg or TSC may also compensate intermediaries out of Thornburg's or TSC's own resources. This compensation may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," and marketing and advertising support. An intermediary may receive this compensation in addition to the Rule 12b-1 or other compensation that the intermediary receives out of the assets of the Funds. This compensation from Thornburg or TSC may provide an incentive to financial intermediaries to actively market the sale of shares of the Funds or to support the marketing efforts of Thornburg or TSC. Examples of the types of services which an intermediary may provide (or may arrange to have a third party provide) in exchange for receiving this compensation from Thornburg or TSC include, but are not limited to: Fund due diligence and business planning assistance; marketing programs and support; operations and systems support; and training for the intermediary's personnel respecting the Funds and the financial needs of Fund shareholders. Each of Thornburg or TSC may also make payments out of its own resources to compensate an intermediary for costs associated with the intermediary's marketing efforts (including the cost of attendance at training and educational conferences), and for costs associated with the intermediary's shareholder support and account maintenance services for its customers or transaction processing (including the payment of certain ticket charges).

     As of the close of the fiscal year ended September 30, 2009, Thornburg or TSC was paying amounts from its own resources to the following member firms of FINRA, or to the affiliates of such firms:

          Charles Schwab & Co., Inc.
          Commonwealth Financial Network
          Fidelity Brokerage Services, LLC
          LPL Financial Corporation
          Merrill Lynch, Pierce, Fenner & Smith, Inc.
          Morgan Stanley Smith Barney
          Pershing LLC
          Prudential Investment Management Services, LLC
          Raymond James & Associates, Inc.
          RBC Dain Rauscher Inc.
          UBS Financial Services, Inc.
          Wells Fargo Advisors

Each of Thornburg and TSC may also make payments out of its own resources to institutions that are not member firms of FINRA and that are not included among, or affiliated with, the institutions listed above.


                         PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. These portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities.
The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     During the three most recent fiscal years brokerage commissions were paid only by Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:

                                Year Ended       Year Ended       Year Ended
                              Sept. 30, 2007   Sept. 30, 2008   Sept. 30, 2009
                              --------------   --------------   --------------
Value Fund                       $4,942,719       $4,553,641       $4,393,829

International Value Fund        $19,709,597      $14,094,170      $11,074,863

Growth Fund                      $3,994,461       $2,964,698       $2,245,835

International Growth Fund          $139,634*        $155,102         $131,031

Income Builder Fund              $4,061,496       $3,755,698       $2,983,010

Global Opportunities Fund          $684,780       $1,241,607         $694,543

<F*>  Fiscal period February 1, 2007 to September 30, 2007.

     The decreased commissions in the most recent fiscal year for International Value Fund and Global Opportunities Fund were due primarily to a decrease in the assets of those Funds. Some of the Funds owned during the fiscal year securities issued by certain of their regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by a Fund on September 30, 2009 are shown below:


                                                 International
Broker-Dealer          Income Fund  Value Fund   Value Fund     Core Growth    Income Builder
-------------          -----------  ----------   -------------  -----------    --------------
Goldman Sachs & Co.                 $471,859,390                $51,788,524     $8,059,472

JP Morgan Chase & Co.                $61,876,277                               $14,402,550

Merrill Lynch          $2,103,394

Deutsche Bank                                    $247,457,432


     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Thornburg funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates
------------------------
     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:
                                  Year Ended        Year Ended
                               Sept. 30, 2008    Sept. 30, 2009
                               --------------    --------------
Government Fund                      19.61%           39.42%
Income Fund                          42.84%           45.31%
Value Fund                           70.65%           83.00%
International Value Fund             27.31%           32.76%
Growth Fund                          79.73%           82.86%
International Growth Fund            54.31%          103.57%
Income Builder Fund                  46.07%           63.05%
Global Opportunities Fund            83.70%          103.02%

The significant variation in the portfolio turnover rate of International Growth Fund over the two most recent fiscal years is attributable principally to the repositioning of the Fund's portfolio in response to increased market volatility over that period.

          DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds' current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds' portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds' portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Funds' nonpublic portfolio holdings information to the following persons:
                                                               Time Lag Between
                                                            Date of Information
Name of Recipient                 Frequency              and Date of Disclosure
-----------------                 ---------              ----------------------
PricewaterhouseCoopers LLP        Annually and as        One month or less,
                                  necessary in           depending on the date
                                  connection with the    of request
                                  audit services it
                                  provides to the Funds

Institutional Shareholder
Services, Inc.                    Daily                          None

State Street Bank and Trust       Daily                          None

Reuters                           Daily                          None

FT Interactive Data               Daily                          None

FactSet Research Systems          Daily                          None

Kenny S&P Evaluation Services     Daily                          None

J.P Morgan Pricing Direct         Daily                          None

Bowne                             Monthly                One month or less
                                                         depending on the date
                                                         of request

Thompson, Hickey, Cunningham,     As needed in connection        None
 Clow & April, P.A.               with the legal services
                                  provided to the Funds

Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provides for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Fund's top ten portfolio holdings information promptly after the end of each calendar month, and will typically display the Fund's full list of portfolio holdings approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31). Portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.


                                MANAGEMENT

     Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund are separate "series" or investment portfolios of the Trust. The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Interested Trustees
-------------------

Name, Address (1) Position(s)  Term of     Principal                              Number of     Other
And Age           Held with    Office      Occupation(s)                          Portfolios    Directorships
                  Trust (2)    and Length  During Past                            in Fund       Held by
                               of Time     5 Years                                Complex       Director
                               Served                                             Overseen
                                                                                  by Director(2)
-------------------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     Chairman and controlling shareholder   Sixteen       None
Thornburg, 64     of Trustees  Since       and, to 2008, CEO of Thornburg
                  (3)          1987 (4)    Investment Management, Inc.
                                           (investment adviser) and chairman and
                                           controlling shareholder of Thornburg
                                           Securities Corporation securities
                                           dealer); CEO to 2007 and Chairman to
                                           2009 of TMST, Inc. (f/k/a Thornburg
                                           Mortgage, Inc. (real estate investment
                                           trust); President and Sole Director to
                                           2009 of Thornburg Mortgage Advisory
                                           Corporation (investment manager to
                                           TMST, Inc.).

Brian J. McMahon, Trustee,     Trustee     CEO, President, Managing Director,     Sixteen       None
54                President,   Since 2001; Chief Investment Officer &
                  Member of    President   Co-Portfolio Manager of
                  Governance   Since 1997; Thornburg Investment Management, Inc.
                  & Nominating (4)(6)
                  Committee(5)



Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                              Number of     Other
And Age           Held with    Office      Occupation(s)                          Portfolios    Directorships
                  Trust (2)    and Length  During Past                            in Fund       Held by
                               of Time     5 Years                                Complex       Director
                               Served                                             Overseen
                                                                                  by Director(2)
-------------------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater & Associates,        Sixteen       None
64               Member of     Since       Santa Fe, New Mexico (developer,
                 Audit         1994 (4)    planner and broker of residential
                 Committee and             and commercial real estate) owner,
                 of Governance             developer and broker for
                 & Nominating              various real estate projects.
                 Committee

David D. Chase,  Trustee,      Trustee     Chairman, President, CEO and Managing  Sixteen       None
68               Chairman of   Since       Member of Vestor Associates, LLC, the
                 Audit         2000 (4)    general partner of Vestor Partners, LP,
                 Committee                 Santa Fe, NM (private equity fund);
                                           Managing Member of CS Group, LLC,
                                           Santa Fe, NM (merchant bank).

Eliot R.         Trustee,      Trustee     Senior Counsel and (to 2009) Partner,  Sixteen       None
Cutler, 63       Chairman of   Since       Akin, Gump, Strauss, Hauer & Feld, LLP,
                 Governance    2004 (4)    (law firm).
                 & Nominating
                 Committee

Susan H. Dubin,  Trustee,      Trustee     President of Dubin Investment,         Sixteen       None
61               Member of     Since       Ltd., Greenwich, Connecticut (private
                 Audit         2004 (4)    investment fund); Director and officer
                 Committee                 of various charitable organizations.

Owen D. Van      Trustee,      Trustee     President of Dirks, Van Essen &        Sixteen       None
Essen, 56        Member of     Since       Murray, Santa Fe, New Mexico
                 Governance    2004 (4)    (newspaper mergers and acquisitions).
                 & Nominating
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe           Sixteen       None
Weyhrauch, 50    Member of     Since       Properties, Santa Fe, NM; President &
                 Audit         1996 (4)    CEO from 1997-2004 & Vice Chairman,
                 Committee                 2004 to date, Nambe Mills, Inc.,
                                           Santa Fe, NM (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                              Number of     Other
And Age           Held with    Office      Occupation(s)                          Portfolios    Directorships
                  Trust (2)    and Length  During Past                            in Fund       Held by
                               of Time     5 Years                                Complex       Director
                               Served                                             Overseen
                                                                                  by Director(2)
-------------------------------------------------------------------------------------------------------------
George T.        Vice          Vice        Portfolio Manager, Co-Portfolio        Not           Not
Strickland, 46   President;    President   Manager, Vice President, and Managing  applicable    applicable
                 Treasurer     Since 1996; Director of Thornburg Investment
                               Treasurer   Management, Inc.
                               Since 2007
                               (6)

William V. Fries, Vice         Vice        Portfolio Manager, Co-Portfolio        Not           Not
70                President    President   Manager, Vice President and Managing   applicable    applicable
                               Since 1995  Director of Thornburg Investment
                                           Management, Inc.

Leigh Moiola,    Vice          Vice        Vice President and Managing Director   Not           Not
42               President     President   of Thornburg Investment Management,    applicable    applicable
                               Since 2001  Inc.

Alexander        Vice          Vice        Portfolio Manager, Co-Portfolio        Not           Not
Motola, 39       President     President   Manager (to 2008), Vice President,     applicable    applicable
                               Since 2001  and Managing Director of
                                           Thornburg Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager (since 2006),     Not           Not
38                President    President   Managing Director and Associate        applicable    applicable
                               Since 1999  Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager (since 2007),     Not           Not
46                President    President   Managing Director, and Associate       applicable    applicable
                               Since 1999  Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager (since 2007),     Not           Not
Ihlefeld, 39      President    President   Managing Director (since 2006), and    applicable    applicable
                               Since 2003  Associate Portfolio Manager of
                                           Thornburg Investment Management, Inc.

Leon Sandersfeld, Vice         Vice        Managing Director (since 2007),        Not           Not
43                President    President   Fund Accounting Director and           applicable    applicable
                               Since 2003  Associate of Thornburg Investment
                                           Management, Inc.

Sasha Wilcoxon,   Vice         Vice        Managing Director (since 2007),        Not           Not
35                President;   President   Mutual Fund Support Service            applicable    applicable
                  Secretary    Since 2003; Department Manager, and Associate of
                               Secretary   Thornburg Investment Management, Inc.
                               since 2007
                               (6)

Ed Maran,         Vice         Vice        Co-Portfolio Manager (since 2006),     Not           Not
51                President    President   Managing Director, and Associate       applicable    applicable
                               Since       Portfolio Manager of Thornburg
                               2004        Investment Management, Inc.

Vinson Walden,    Vice         Vice        Co-Portfolio Manager (since 2006),     Not           Not
39                President    President   Managing Director and Associate        applicable    applicable
                               Since       Portfolio Manager of Thornburg
                               2004        Investment Management, Inc.

Thomas Garcia,    Vice         Vice        Managing Director and Associate        Not           Not
38                President    President   Portfolio Manager of Thornburg         applicable    applicable
                               Since 2006  Investment Management, Inc.

Lei Wang,         Vice         Vice        Co-Portfolio Manager and Managing      Not           Not
38                President    President   Director (since 2006), and Associate   applicable    applicable
                               Since 2006  Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Connor Browne,    Vice         Vice        Co-Portfolio Manager and Managing      Not           Not
30                President    President   Director (since 2006), and Associate   applicable    applicable
                               Since 2006  Portfolio Manager of Thornburg
                                           Investment Management, Inc.

Jason Brady,      Vice         Vice        Co-Portfolio Manager (since  2006)     Not           Not
35                President    President   and Managing Director (since 2007)     applicable    applicable
                               Since 2007  of Thornburg Investment Management,
                                           Inc.; Portfolio Manager, Fortis
                                           Investments 2005-2006.

Lewis Kaufman,    Vice         Vice        Portfolio Manager (since 2009),        Not           Not
34                President    President   Co-Portfolio Manager and Managing      applicable    applicable
                               Since 2007  Director (since 2007), and Associate
                                           Portfolio Manager (since 2005) of
                                           Thornburg Investment Management, Inc.

Christopher Ryon, Vice         Vice        Portfolio Manager (since 2009) and     Not           Not
53                President    President   Associate Portfolio Manager (since     applicable    applicable
                               Since 2008  2008) of Thornburg Investment
                                           Management, Inc.; Principal, Vanguard
                                           Funds (to 2008).

Lon Erickson,     Vice         Vice        Associate Portfolio Manager (since     Not           Not
34                President    President   2008) of Thornburg Investment          applicable    applicable
                               Since 2008  Management, Inc.; Senior Analyst,
                                           State Farm Insurance (to 2008).

Kathleen Brady,   Vice         Vice        Senior Tax Accountant and Associate    Not           Not
49                President    President   of Thornburg Investment Management,    applicable    applicable
                               Since 2008  Inc. (since 2007); Chief Financial
                                           Officer, Vestor Partners, LP
                                           (to 2007).

Jack Gardner,     Vice         Vice        Managing Director (since 2007) of      Not           Not
55                President    President   Thornburg Investment Management, Inc.; applicable    applicable
                               Since 2008  President, Thornburg Securities
                                           Corporation (since 2008); National
                                           Sales Director, Thornburg Securities
                                           Corporation.

Laura Hillstrom,  Vice         Vice        Chief Administrative Officer (since    Not           Not
42                President    President   2009), Managing Director and, until    applicable    applicable
                               Since 2009  2009, Director of Information Systems
                                           of Thornburg Investment Management,
                                           Inc.

(1)     Each person's address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 16 separate investment "Funds" or "series."  Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 16 Funds of the Trust.  Each Trustee oversees the 16 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 16 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the chief executive officer and president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons. David D. Chase (chairman), David A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Funds' independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds' accounting and financial reports. The committee held four meetings in the Trust's fiscal year ended September 30, 2009.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds' investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i)conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held two meetings in the Trust's fiscal year ended September 30, 2009.

Compensation of the Trustees
----------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. Effective January 1, 2009, The Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $96,000 payable quarterly. Ten percent of each quarterly payment shall be invested in one or more Funds, as the Trustee selects, and will be subject to an undertaking by the Trustee to retain the shares during the Trustee's tenure. In addition, each Trustee is compensated $7,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; provided, however, that the compensation is $3,500 for each meeting or session attended by telephone in excess of one meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee who is not an interested person of the Trust $2,500 for each committee meeting attended. The Trust pays the chairman of the Audit Committee an additional annual compensation of $7,500, payable quarterly, and pays the chairman of the Governance and Nominating Committee an additional annual compensation of $5,000, payable quarterly. The Trust also compensates each independent Trustee $1,500 for each session that such Trustee attends with a Trust service provider, except that if the Trustee is required to travel away from home for the session, the Trust will compensate the Trustee $2,500.

     Trustees are not separately compensated for days spent attending continuing education programs or for time spent traveling to meetings. The Trust reimburses each Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee's service for the Trust. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the fiscal year ended September 30, 2009 as follows:


                                    Pension or
                                    Retirement      Estimated      Total
                      Aggregate     Benefits        Annual         Compensation
                      Compensation  Accrued as      Benefits       from Trust and
Name of               from          Part of         Upon           Fund Complex
Trustee               Trust         Fund Expenses   Retirement     Paid to Trustee
--------              ------------  -------------   -------------  ---------------
Garrett Thornburg         0             0                0                 0

David A. Ater         $133,250          0                0             $133,250

David D. Chase        $135,125          0                0             $135,125

Eliot R. Cutler       $127,500          0                0             $127,500

Susan H. Dubin        $128,250          0                0             $128,250

Brian J. McMahon          0             0                0                 0

Owen D. Van Essen     $123,250          0                0             $123,250

James W. Weyhrauch    $128,250          0                0             $128,250



Certain Ownership Interests of Trustees
---------------------------------------
     Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee in each Fund as of December 31, 2009.

(1)                    (2)                                      (3)                   (4)
                                                                                      Aggregate
                                                                                      Dollar Range
                                                                                      of Securities
                                                                Dollar Range          in all Funds
                                                                of Securities         of the Trust
Name of Trustee        Name of Fund                             in each Fund          as of 12/31/09
---------------        ------------                             -------------         --------------
Garrett Thornburg      Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Investment Income Builder Fund           over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
Brian J. McMahon       Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Investment Income Builder Fund           over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
David A. Ater          Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
David D. Chase         International Value Fund                 $10,001 - $50,000
                       Core Growth Fund                         $10,001 - $50,000
                       Investment Income Builder Fund           $50,001 - $100,000
                       Global Opportunities Fund                $10,001 - $50,000
                                                Total Holdings:                       over $100,000
Eliot R. Cutler        International Value Fund                 over $100,000
                       Core Growth Fund                         $50,001 - $100,000
                       International Growth Fund                $10,001 - $50,000
                       Global Opportunities Fund                $10,001 - $50,000
                                                Total Holdings:                       over $100,000
Susan H. Dubin         Limited Term Income Fund                 $50,001 - $100,000
                       Investment Income Builder Fund           over $100,000
                                                Total Holdings:                       over $100,000
Owen Van Essen         Value Fund                               over $100,000
                       International Value Fund                 over $100,000
                       Core Growth Fund                         over $100,000
                       International Growth Fund                over $100,000
                       Investment Income Builder Fund           over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000
James W. Weyhrauch     Value Fund                               $50,001 - $100,000
                       International Value Fund                 $10,001 - $50,000
                       Core Growth Fund                         over $100,000
                       Global Opportunities Fund                over $100,000
                                                Total Holdings:                       over $100,000





Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

     Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of a Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Funds' investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------
     Set out below for each of the portfolio and co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. Unless otherwise noted, the information presented is current as of September 30, 2009. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2009 (or such other date as shown), the advisory fee for each of the accounts was not based on the investment performance of the account.

William V. Fries
----------------
Registered Investment Companies:  Accounts:    18 Assets: $24,024,316,076
Other Pooled Investment Vehicles: Accounts:    13 Assets:  $1,891,229,481
Other Accounts:                   Accounts: 3,125 Assets:  $7,604,829,932

Alexander M.V. Motola
---------------------
Registered Investment Companies:  Accounts:     3 Assets:  $1,741,267,781
Other Pooled Investment Vehicles: Accounts:     2 Assets:     $83,520,968
Other Accounts:                   Accounts:    31 Assets:     $95,978,915
Advisory Fee based
on Performance:                   Accounts:     1 Assets:     $66,992,600

Brian J. McMahon
----------------
Registered Investment Companies:  Accounts:     2 Assets:  $4,155,038,855
Other Pooled Investment Vehicles: Accounts:     2 Assets:     $85,216,092
Other Accounts:                   Accounts:     2 Assets:    $114,857,113

Edward Maran
------------
Registered Investment Companies:  Accounts:     5 Assets:  $4,224,048,470
Other Pooled Investment Vehicles: Accounts:     6 Assets:    $951,418,185
Other Accounts:                   Accounts: 3,094 Assets:  $2,698,449,576

Wendy Trevisani
---------------
Registered Investment Companies:  Accounts:    12 Assets: $19,569,889,162
Other Pooled Investment Vehicles: Accounts:    11 Assets:    $974,989,226
Other Accounts:                   Accounts: 7,187 Assets:  $7,974,699,879

Lei Wang
--------
Registered Investment Companies:  Accounts:    12 Assets: $19,569,889,162
Other Pooled Investment Vehicles: Accounts:     7 Assets:    $939,811,296
Other Accounts:                   Accounts:    31 Assets:  $4,906,380,356

Connor Browne
-------------
Registered Investment Companies:  Accounts:     5 Assets:  $4,242,158,941
Other Pooled Investment Vehicles: Accounts:     7 Assets:    $967,946,553
Other Accounts:                   Accounts: 3,094 Assets:  $2,698,449,576

W. Vinson Walden
----------------
Registered Investment Companies:  Accounts:     2 Assets:    $502,423,503
Other Pooled Investment Vehicles: Accounts:     1 Assets:     $23,477,877
Other Accounts:                   Accounts:     1 Assets:     $85,216,012

Jason Brady
-----------
Registered Investment Companies:  Accounts:     4 Assets:  $4,672,761,668
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:    38 Assets:    $168,675,912

Lon Erickson (as of 12-31-09)
-----------------------------
Registered Investment Companies:  Accounts:     1 Assets:    $610,734,302
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:    33 Assets:    $132,288,330

Cliff Remily (as of 12-31-09)
-----------------------------
Registered Investment Companies:  Accounts:     2 Assets:  $4,435,568,915
Other Pooled Investment Vehicles: Accounts:     0 Assets:              $0
Other Accounts:                   Accounts:     1 Assets:     $96,365,278

Portfolio Managers' Ownership of Shares in the Funds
----------------------------------------------------
     Displayed below for each of the portfolio and co-portfolio managers named in the Prospectus is the dollar range of the individual's beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. Unless otherwise noted, the information presented is current as of September 30, 2009. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager's self-directed account in Thornburg's retirement plan. In addition to the holdings noted below, each of the portfolio and co-portfolio managers is a participant in Thornburg's profit sharing plan, which invests in shares of each of the Funds.

William V. Fries
----------------
International Value Fund       Over $1,000,000

Alexander M.V. Motola
---------------------
Growth Fund                    $500,001 - $1,000,000
International Growth Fund      $100,001 - $500,000

Brian J. McMahon
----------------
Income Builder Fund            Over $1,000,000
Global Opportunities Fund      Over $1,000,000

Edward Maran
------------
Value Fund                     $100,001 - $500,000

Wendy Trevisani
---------------
International Value Fund       $100,001 - $500,000

Lei Wang
--------
International Value Fund        $10,001 - $50,000

Connor Browne
-------------
Value Fund                     $100,001 - $500,000

W. Vinson Walden
----------------
Global Opportunities Fund      $100,001 - $500,000

Jason Brady
-----------
Government Fund                 $10,001 - $50,000
Income Fund                     $10,001 - $50,000
Income Builder Fund            $100,001 - $500,000

Lon Erickson (as of 1-31-10)
----------------------------
Income Fund                     $10,000 - $50,000

Cliff Remily (as of 12-31-09)
-----------------------------
Investment Income Builder Fund $100,001 - $500,000


PRINCIPAL HOLDERS OF SECURITIES

Government Fund
---------------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Wachovia Bank                              28.46%
1525 West WT Harris Blvd.                Class R3 shares
Charlotte, NC 28288

JP Morgan Chase Bank                       21.25%
4 New York Plz, Fl 15                    Class R3 shares
New York, NY 10004-2413

American United Life Insurance Co.         17.66%
1 American Square #1955                  Class R3 shares
Indianapolis, IN 46262-0020

Orchard Trust Co.                           6.49%
8515 E Orchard Rd #2T2                   Class R3 shares
Greenwood Vlg, CO 80111-5002

Income Fund
-----------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
American United Life Insurance Co.         49.15%
1 American Square #1955                  Class R3 shares
Indianapolis, IN 46262-0020

Prudential Retirement                      17.03%
2170 Buckthorne Pl, Ste 400              Class R3 shares
The Woodlands, TX 77380-1794

Value Fund
----------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3, Class R4 and Class R5 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 and Class R5 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Hartford Insurance Co.                     20.01%
P.O. Box 2999                            Class R3 shares
Hartford, CT 06104-2999

NFS LLC                                    17.09%
1150 Olive Street, Ste 2700              Class R3 shares
Los Angeles, CA 90015-2211

MLPF&S                                     15.68%
4800 Deer Lake Dr. E, Fl 2               Class R4 shares
Jacksonville, FL 32246-6484

NFS LLC                                    15.20%
c/o FIIOC                                Class R4 shares
100 Magellan Way
Covington, KY 41015-1987

Fidelity Investments Institutional         12.86%
Operations Company, Inc. (FIIOC)         Class R4 shares
100 Magellan Way
Covington, KY 41015-1987

Charles Schwab & Co., Inc.                  5.60%
101 Montgomery Street                    Class R4 shares
San Francisco, CA 94104-4151

JP Morgan Chase                             5.55%
9300 Ward Pkwy                           Class R4 shares
Kansas City, MO 64114-3317

New York Life Trust Co.                    25.08%
690 Canton Street, Ste 100               Class R5 shares
Westwood, MA 02090-2344

Taynick and Co.                            12.01%
200 Clarendon Street FPG090              Class R5 shares
Boston, MA 02116-5021

Massachusetts Mutual Insurance Co.          9.89%
1295 State St.                           Class R5 shares
Springfield, MA 01111-0001

Charles Schwab & Co., Inc.                  8.45%
101 Montgomery Street                    Class R5 shares
San Francisco, CA 94104-4151

Standard Insurance Co.                      8.00%
1100 SW 6th Ave                          Class R5 shares
Portland, OR 97204-1020

Principal Financial Group                   6.21%
711 High Street                          Class R5 shares
Des Moines, IA 50309-2732

Mercer Trust Company                        5.43%
One Investors Way                        Class R5 shares
Norwood, MA 02062-1599

International Value Fund
------------------------
     As of November 5, 2009, officers, Trustees and related persons of the Trust, as a group, owned less than one percent of the Class R3, Class R4 or Class R5 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 and Class R5 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Hartford Ins. Co.                          18.32%
P.O. Box 2999                            Class R3 shares
Hartford, CT 06104-2999

MLPF&S                                     11.33%
4800 Deer Lake Dr. E, Fl 2               Class R3 shares
Jacksonville, FL 32246-6484

Wachovia Bank                               8.43%
1525 West WT Harris Blvd.                Class R3 shares
Charlotte, NC 28288

MLPF&S                                     25.05%
4800 Deer Lake Dr. E, Fl 2               Class R4 shares
Jacksonville, FL 32246-6484

Union Central Life Insurance Co.            7.83%
1876 Waycross Rd                         Class R4 shares
Cincinnati, OH 45240-2899

NFS LLC,                                    7.46%
c/o FIIOC                                Class R4 shares
100 Magellan Way
Covington, KY 41015-1987

Wachovia Bank                               8.54%
1525 West WT Harris Blvd.                Class R5 shares
Charlotte, NC 28288

NFS LLC,                                    7.98%
c/o FIIOC                                Class R5 shares
100 Magellan Way
Covington, KY 41015-1987

Massachusetts Mutual Insurance Co.          6.41%
1295 State St.                           Class R5 shares
Springfield, MA 01111-0001

MLPF&S                                      6.14%
4800 Deer Lake Dr. E, Fl 2               Class R5 shares
Jacksonville, FL 32246-6484

New York Life Trust Co.                     5.78%
690 Canton Street, Ste 100               Class R5 shares
Westwood, MA 02090-2344

Growth Fund
-----------
     As of November 5, 2009, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned less than one percent of the Class R3, Class R4 and Class R5 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 and Class R5 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Hartford Insurance Co.                     14.40%
P.O. Box 2999                            Class R3 shares
Hartford, CT 06104-2999

NFS LLC                                    13.08%
1150 S Olive St, Ste 2700                Class R3 shares
Los Angeles, CA 90015-2211

Wachovia Bank                               9.50%
1525 West WT Harris Blvd.                Class R3 shares
Charlotte, NC 28288

American United Life Insurance Co.          6.86%
1 American Square #1995                  Class R3 shares
Indianapolis, IN 46282-0020

Charles Schwab & Co., Inc.                 30.42%
101 Montgomery Street                    Class R4 shares
San Francisco, CA 94104-4151

GPC, agent for Reliance Trust Company      19.89%
PO Box 79377                             Class R4 shares
Atlanta, GA 30357-7377

NFS LLC,                                    8.17%
c/o FIIOC                                Class R4 shares
100 Magellan Way
Covington, KY 41015-1987

MLPF&S                                      5.17%
4800 Deer Lake Dr. E, Fl 2               Class R4 shares
Jacksonville, FL 32246-6484

DWS Trust Co, Trustee                      30.56%
Deutsche Bank Matched Savings Plan       Class R5 shares
PO Box 1757
Salem, NH 03079-1143

Principal Financial Group                  14.63%
711 High Street                          Class R5 shares
Des Moines, IA 50309-2732

American United Life Insurance Co.          7.59%
1 American Sq #1955                      Class R5 shares
Indianapolis, IN 46282-0020

Massachusetts Mutual Insurance Co.          5.94%
1295 State St                            Class R5 shares
Springfield, MA 01111-0001

Wachovia Bank                               5.08%
1525 West WT Harris Blvd                 Class R5 shares
Charlotte, NC 28288

International Growth Fund
-------------------------
     As of November 5, 2009, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned 100% of the Class R4 shares of the Fund and 26.81% of the Class R5 shares of the Fund and owned less than 1% of the Class R3 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 or Class R5 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Orchard Trust Co.                          87.79%
8515 E Orchard Rd #2T2                   Class R3 shares
Greenwood Vlg, CO 80111-5002

Citigroup Global Markets Inc.               7.84%
11155 Red Run Blvd.                      Class R3 shares
Owings Mill, MD 21117-3256

State Street Bank & Trust Co.              93.43%
FBO Customer                             Class R4 shares
Coppell, TX 75019

Moiola                                      6.57%
c/o Thornburg Investment Management      Class R4 shares
2300 North Ridgetop Road
Santa Fe, NM 87506

Reliance Trust Co.                         73.19%
P.O. Box 48529                           Class R5 shares
Atlanta, GA 30362-1529

State Street Bank & Trust Co.              25.05%
FBO Customer                             Class R5 shares
Coppell, TX 75019-6345

Income Builder Fund
-------------------
     As of November 5, 2009, officers, Trustees and related persons of the Trust, as a group, owned less than one percent of the Class R3, Class R4 and Class R5 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 and Class R5 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Citigroup Global Markets, Inc.             13.29%
11155 Red Run Blvd                       Class R3 shares
Owings Mills, MD 21117-3256

Wachovia Bank                               6.49%
1525 West WT Harris Blvd.                Class R3 shares
Charlotte, NC 28288

MG Trust Co.                                6.13%
700 17th St, Ste 300                     Class R3 shares
Denver, CO 80202-3531

PIMS/ Prudential Retirement                 5.78%
Insurance & Annuity                      Class R3 shares
P.O. Box 24728
Houston, TX 77229-4728

MG Trust Co.                               89.18%
700 17th St, Ste 300                     Class R4 shares
Denver, CO 80202-3531

Wilmington Trust Co.                        7.05%
P.O. Box 8971                            Class R4 shares
Wilmington, DE 19899-8971

Wachovia Bank                              29.01%
1525 West WT Harris Blvd.                Class R5 shares
Charlotte, NC 28288

CBNA                                       18.99%
6 Rhoads Drive, Ste 7                    Class R5 shares
Utica, NY 13502-6317

Mercer Trust Company                       13.29%
One Investors Way                        Class R5 shares
Norwood, MA 02062-1599

Community Bank                             11.87%
6 Rhoads Drive, Ste 7                    Class R5 shares
Utica, NY 13502-6317

Patterson & Co.                            11.25%
1525 West WT Harris Blvd.                Class R3 shares
Charlotte, NC 28288

Global Opportunities Fund
-------------------------
     As of November 5, 2009, officers, Trustees and related persons of the Trust, as a group, owned 12.35% of the Class R3 shares of the Fund and 2.93% of the Class R5 shares of the Fund and owned less than 1% of the Class R4 shares of the Fund. As of November 5, 2009, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class R3, Class R4 or Class R5 shares:

                                           % of Total
Shareholder                              Shares in Class
-----------                              ---------------
Oppenheimer & Co., Inc.                    44.24%
3 Professional Dr.                       Class R3 shares
Alton, IL 62002-5067

MLPF&S                                     39.98%
4800 Deer Lake Dr. E, Fl 2               Class R3 shares
Jacksonville, FL 32246-6484

State Street Bank & Trust Co.              11.52%
FBO Customer                             Class R3 shares
Coppell, TX 75019-6345

Charles Schwab & Co., Inc.                 99.70%
101 Montgomery Street                    Class R4 shares
San Francisco, CA 94104-4151

Charles Schwab & Co., Inc.                 97.07%
101 Montgomery Street                    Class R5 shares
San Francisco, CA 94104-4151

                              NET ASSET VALUE

     Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                              DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter for each of the Funds. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service and Distribution Plans and Agreements and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

    ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.


                      BUSINESS CONTINUITY PLAN

     Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.


               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, whose principal business address is 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm of the Funds.